JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 37.7%

Aerospace & Defense - 0.2%
HEICO Corp.	4,564	624,127

Airlines - 0.1%
Qantas Airways Ltd. (Australia)	107,017	416,616

Auto Components - 0.4%
Gentex Corp.	20,642	566,004
Tower International, Inc.	33,832	1,042,025

		1,608,029

Banks - 1.3%
First Citizens BancShares, Inc., Class A	1,733	809,346
SunTrust Banks, Inc.	49,683	3,308,888
Zions Bancorp NA	10,800	486,756

		4,604,990

Biotechnology - 1.7%
Ligand Pharmaceuticals, Inc.*	6,649	608,450
Spark Therapeutics, Inc.*	57,285	5,729,646

		6,338,096

Building Products - 0.3%
Apogee Enterprises, Inc.	18,309	742,613
Continental Building Products, Inc.*	20,765	510,404

		1,253,017

Capital Markets - 0.2%
Brightsphere Investment Group, Inc.	66,627	712,909

Chemicals - 1.8%
Celanese Corp.	7,345	823,889
DuluxGroup Ltd. (Australia)	371,411	2,368,423
Eastman Chemical Co.	7,224	544,328
Ecolab, Inc.	8,200	1,654,186
Element Solutions, Inc.*	75,209	753,594
Huntsman Corp.	20,810	427,646
Kronos Worldwide, Inc.	8,126	108,970

		6,681,036

Commercial Services & Supplies - 0.6%
Brady Corp., Class A	10,555	546,010
Deluxe Corp.	23,051	1,028,536
Herman Miller, Inc.	11,831	536,417

		2,110,963

Communications Equipment - 1.7%
Acacia Communications, Inc.*	74,648	5,014,106
Cisco Systems, Inc.	8,554	473,892
InterDigital, Inc.	11,994	772,773

		6,260,771

Construction & Engineering - 0.1%
Arcosa, Inc.	10,800	405,000

Construction Materials - 0.1%
Eagle Materials, Inc.	3,500	289,730

Consumer Finance - 0.3%
Navient Corp.	26,400	373,560
SLM Corp.	31,900	290,609
World Acceptance Corp.*	4,745	601,334

		1,265,503

Containers & Packaging - 0.1%
Owens-Illinois, Inc.	20,100	341,097

Diversified Consumer Services - 0.6%
H&R Block, Inc.	18,853	522,040
Sotheby’s*	25,500	1,522,605

		2,044,645

Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	36,531	821,217
Jefferies Financial Group, Inc.	38,608	823,509

		1,644,726

Diversified Telecommunication Services - 1.8%
Zayo Group Holdings, Inc.*	190,819	6,436,325

Electric Utilities - 0.2%
Evergy, Inc.	12,674	766,650

Electrical Equipment - 0.7%
Eaton Corp. plc	24,211	1,989,902
Regal Beloit Corp.	8,083	643,569

		2,633,471

Electronic Equipment, Instruments & Components - 0.2%
Dolby Laboratories, Inc., Class A	8,762	596,692

Energy Equipment & Services - 0.2%
US Silica Holdings, Inc.	61,258	849,036

Entertainment - 0.4%
Madison Square Garden Co. (The), Class A*	5,100	1,479,204

Food & Staples Retailing - 0.3%
Metcash Ltd. (Australia)	221,374	425,450
Sprouts Farmers Market, Inc.*	41,700	705,981

		1,131,431

Food Products - 0.5%
Ingredion, Inc.	5,218	403,299
Wessanen (Netherlands)	108,922	1,363,722

		1,767,021

Health Care Equipment & Supplies - 1.1%
Danaher Corp.	19,322	2,714,741
Hologic, Inc.*	16,204	830,455
STERIS plc	4,305	640,842

		4,186,038

Health Care Providers & Services - 1.2%
Chemed Corp.	440	178,372
Encompass Health Corp.	8,787	560,962
Ensign Group, Inc. (The)	18,200	1,096,732
Magellan Health, Inc.*	4,700	330,598
Sigma Healthcare Ltd. (Australia)	2,438,298	992,011
Tenet Healthcare Corp.*	51,300	1,209,141
UnitedHealth Group, Inc.	759	188,998

		4,556,814

Hotels, Restaurants & Leisure - 0.9%
Cracker Barrel Old Country Store, Inc.	1,900	330,049
Dave & Buster’s Entertainment, Inc.	20,073	815,967
International Speedway Corp., Class A	46,362	2,089,999

		3,236,015

Household Durables - 0.7%
Electrolux AB, Series B (Sweden)	55,158	1,274,544
Newell Brands, Inc.	50,849	721,547

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
PulteGroup, Inc.	16,617	523,602

		2,519,693

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	30,563	550,745

		550,745

Industrial Conglomerates - 0.4%
Smiths Group plc (United Kingdom)	80,740	1,605,740

Insurance - 0.2%
Lincoln National Corp.	11,966	781,859

Interactive Media & Services - 0.5%
Alphabet, Inc., Class A*	492	599,355
Cars.com, Inc.*	13,800	262,200
Yelp, Inc.*	22,508	788,905

		1,650,460

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc.*	406	765,964
eBay, Inc.	19,519	803,987

		1,569,951

IT Services - 1.7%
Fidelity National Information Services, Inc.	43,186	5,754,589
Visa, Inc., Class A	2,957	526,346

		6,280,935

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	6,683	463,867
Pacific Biosciences of California, Inc.*	203,312	1,097,885

		1,561,752

Machinery - 1.7%
Allison Transmission Holdings, Inc.	29,804	1,369,494
Cummins, Inc.	3,136	514,304
Ingersoll-Rand plc	10,500	1,298,430
Milacron Holdings Corp.*	137,408	2,313,951
Trinity Industries, Inc.	39,687	777,865

		6,274,044

Media - 2.5%
Gannett Co., Inc.	155,268	1,591,497
Omnicom Group, Inc.	6,221	499,049
Sinclair Broadcast Group, Inc., Class A	10,690	537,172
Tribune Media Co., Class A	138,717	6,446,179

		9,073,897

Metals & Mining - 0.8%
Kidman Resources Ltd. (Australia)*	843,872	1,079,969
Regis Resources Ltd. (Australia)	143,089	540,234
Sandstorm Gold Ltd. (Canada)*	44,200	271,938
Schnitzer Steel Industries, Inc., Class A	20,510	546,181
Steel Dynamics, Inc.	14,043	442,495

		2,880,817

Multiline Retail - 0.4%
Nordstrom, Inc.	25,090	830,730
Target Corp.	5,856	505,958

		1,336,688

Multi-Utilities - 1.1%
Innogy SE (Germany)	93,429	3,925,013

Oil, Gas & Consumable Fuels - 0.6%
CONSOL Energy, Inc.*	4,620	99,284
Delek US Holdings, Inc.	19,295	831,228
HollyFrontier Corp.	9,375	466,594
Peabody Energy Corp.	6,800	143,208
Phillips 66	5,544	568,593
Southwestern Energy Co.*	58,667	129,067

		2,237,974

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	49,884	1,303,968

Pharmaceuticals - 0.9%
Eli Lilly & Co.	6,852	746,525
Horizon Therapeutics plc*	19,974	497,153
Jazz Pharmaceuticals plc*	5,508	767,705
Johnson & Johnson	1,437	187,126
Mallinckrodt plc*	86,097	586,321
Pfizer, Inc.	11,499	446,621

		3,231,451

Professional Services - 0.9%
FTI Consulting, Inc.*	6,179	645,396
Navigant Consulting, Inc.	33,335	812,041
Nielsen Holdings plc	14,700	340,452
WageWorks, Inc.*	32,012	1,638,054

		3,435,943

Road & Rail - 0.3%
Genesee & Wyoming, Inc., Class A*	11,300	1,240,853

Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp.	266,201	6,114,637
Lam Research Corp.	2,862	597,042
Mellanox Technologies Ltd.*	8,655	974,726
MKS Instruments, Inc.	1,770	150,680
Teradyne, Inc.	9,163	510,654

		8,347,739

Software - 1.7%
CDK Global, Inc.	15,366	797,034
Monotype Imaging Holdings, Inc.	73,700	1,471,789
Nuance Communications, Inc.*	93,400	1,554,176
Oracle Corp.	21,129	1,189,563
Progress Software Corp.	13,855	599,783
TiVo Corp.	81,900	620,802

		6,233,147

Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	18,654	329,989
Best Buy Co., Inc.	3,520	269,386
Designer Brands, Inc., Class A	42,379	778,926
Dick’s Sporting Goods, Inc.	35,629	1,324,330
Gap, Inc. (The)	55,500	1,082,250
Genesco, Inc.*	18,766	739,005
Guess?, Inc.	49,780	838,793
Urban Outfitters, Inc.*	34,690	825,969

		6,188,648

Technology Hardware, Storage & Peripherals - 0.0%(a)
Apple, Inc.	656	139,754

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	3,654	380,856

Trading Companies & Distributors - 0.3%
MRC Global, Inc.*	46,769	731,467
WESCO International, Inc.*	6,000	304,440

		1,035,907

TOTAL COMMON STOCKS (Cost $132,698,510)		138,027,786

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE BONDS - 8.5%

Aerospace & Defense - 0.1%
Arconic, Inc.
1.63%, 10/15/2019	511,000	512,556

Biotechnology - 1.1%
Acorda Therapeutics, Inc.
1.75%, 6/15/2021	764,000	634,822
AMAG Pharmaceuticals, Inc.
3.25%, 6/1/2022	515,000	395,262
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	351,000	379,093
Exact Sciences Corp.
1.00%, 1/15/2025	320,000	543,029
0.38%, 3/15/2027	186,000	229,023
Intercept Pharmaceuticals, Inc.
3.25%, 7/1/2023	588,000	502,731
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	317,000	381,411
Medicines Co. (The)
2.50%, 1/15/2022	378,000	452,243
Neurocrine Biosciences, Inc.
2.25%, 5/15/2024	291,000	418,046

		3,935,660

Capital Markets - 0.1%
Ares Capital Corp.
3.75%, 2/1/2022	381,000	391,239

Communications Equipment - 0.5%
Finisar Corp.
0.50%, 12/15/2036	421,000	410,846
InterDigital, Inc.
1.50%, 3/1/2020	417,000	429,994
Lumentum Holdings, Inc.
0.25%, 3/15/2024	375,000	449,033
Viavi Solutions, Inc.
1.00%, 3/1/2024	383,000	479,495

		1,769,368

Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.
2.25%, 6/15/2025	430,000	401,477

Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd.
3.00%, 1/31/2024	513,000	383,467
Nabors Industries, Inc.
0.75%, 1/15/2024	581,000	407,994

		791,461

Entertainment - 0.1%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023	443,000	549,852

Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc.
3.88%, 1/15/2021	412,000	404,789
Extra Space Storage LP
3.13%, 10/1/2035(b)	353,000	438,835
Spirit Realty Capital, Inc.
3.75%, 5/15/2021	148,000	151,923
3.75%, 5/15/2021	121,000	124,208

		1,119,755

Health Care Equipment & Supplies - 0.2%
NuVasive, Inc.
2.25%, 3/15/2021	384,000	461,359
Wright Medical Group, Inc.
1.63%, 6/15/2023	379,000	411,333

		872,692

Health Care Providers & Services - 0.2%
Anthem, Inc.
2.75%, 10/15/2042	152,000	621,275

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.
1.25%, 7/1/2020	564,000	558,746

Interactive Media & Services - 0.1%
Momo, Inc. (China)
1.25%, 7/1/2025	476,000	446,631

Internet & Direct Marketing Retail - 0.5%
Booking Holdings, Inc.
0.35%, 6/15/2020	182,000	262,720
0.90%, 9/15/2021	182,000	209,544
Etsy, Inc.
Zero Coupon, 3/1/2023	248,000	482,158
Liberty Expedia Holdings, Inc.
1.00%, 6/30/2047(b)	403,000	400,256
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028(b)	387,000	615,606

		1,970,284

IT Services - 0.5%
Akamai Technologies, Inc.
0.13%, 5/1/2025	416,000	467,670
Euronet Worldwide, Inc.
0.75%, 3/15/2049(b)	187,000	220,272
KBR, Inc.
2.50%, 11/1/2023(b)	408,000	493,644
Okta, Inc.
0.25%, 2/15/2023	246,000	673,494

		1,855,080

Life Sciences Tools & Services - 0.1%
Illumina, Inc.
0.50%, 6/15/2021	206,000	273,657

Machinery - 0.1%
Fortive Corp.
0.88%, 2/15/2022(b)	484,000	497,333

Media - 0.2%
Liberty Interactive LLC
1.75%, 9/30/2046(b)	375,000	460,246
Liberty Media Corp.
2.13%, 3/31/2048(b)	405,000	414,092

		874,338

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.
4.25%, 3/15/2045	717,000	564,637
Chesapeake Energy Corp.
5.50%, 9/15/2026(c)	445,000	317,409

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
2.63%, 9/15/2023	490,000	427,314
Whiting Petroleum Corp.
1.25%, 4/1/2020	403,000	392,180

		1,701,540

Personal Products - 0.1%
Herbalife Nutrition Ltd.
2.63%, 3/15/2024	353,000	335,766

Pharmaceuticals - 0.4%
Assertio Therapeutics, Inc.
2.50%, 9/1/2021	552,000	394,706
Jazz Investments I Ltd.
1.88%, 8/15/2021	715,000	728,892
Supernus Pharmaceuticals, Inc.
0.63%, 4/1/2023	397,000	388,140

		1,511,738

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.
3.25%, 8/1/2039	198,000	491,087
Microchip Technology, Inc.
1.63%, 2/15/2025	396,000	758,338
NXP Semiconductors NV (Netherlands)
1.00%, 12/1/2019	458,000	488,668
ON Semiconductor Corp.
1.00%, 12/1/2020	157,000	200,001
1.63%, 10/15/2023	160,000	203,088
Silicon Laboratories, Inc.
1.38%, 3/1/2022	351,000	464,141
Synaptics, Inc.
0.50%, 6/15/2022	438,000	396,426
Teradyne, Inc.
1.25%, 12/15/2023	322,000	589,962
Veeco Instruments, Inc.
2.70%, 1/15/2023	427,000	379,453

		3,971,164

Software - 1.3%
FireEye, Inc.
0.88%, 6/1/2024	409,000	401,126
j2 Global, Inc.
3.25%, 6/15/2029	575,000	805,266
Nuance Communications, Inc.
1.00%, 12/15/2035	416,000	396,060
Palo Alto Networks, Inc.
0.75%, 7/1/2023(b)	386,000	424,011
RingCentral, Inc.
Zero Coupon, 3/15/2023	276,000	490,144
ServiceNow, Inc.
Zero Coupon, 6/1/2022	263,000	547,401
Splunk, Inc.
1.13%, 9/15/2025(b)	359,000	415,019
Verint Systems, Inc.
1.50%, 6/1/2021	596,000	658,536
Workday, Inc.
0.25%, 10/1/2022	382,000	558,691

		4,696,254

Technology Hardware, Storage & Peripherals - 0.3%
Electronics For Imaging, Inc.
0.75%, 9/1/2019	542,000	541,422
Western Digital Corp.
1.50%, 2/1/2024(b)	462,000	429,427

		970,849

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.
2.00%, 10/1/2023	439,000	398,766

TOTAL CONVERTIBLE BONDS (Cost $28,884,160)		31,027,481

Investments	Shares	Value ($)

CONVERTIBLE PREFERRED STOCKS - 1.0%
Banks - 0.3%
Bank of America Corp.
Series L, 7.25%0 ($1,000 par value)	376	532,958
Wells Fargo & Co.
Series L, 7.50%0 ($1,000 par value)	363	504,773

		1,037,731

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
Series A, 6.13%, 5/1/2020 ($50 par value)	9,000	554,850

Machinery - 0.3%
Colfax Corp.
5.75%, 1/15/2022	4,180	521,538
Stanley Black & Decker, Inc.
5.38%, 5/15/2020 ($100 par value)	4,700	477,003

		998,541

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Series B, 7.00%, 9/1/2021	7,499	383,274
Dominion Energy, Inc.
Series A, 6.75%, 8/15/2019 ($50 par value)	9,000	451,800
Sempra Energy
Series B, 6.75%, 7/15/2021 ($100 par value)	3,802	423,733

		1,258,807

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,662,935)		3,849,929

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 46.8%

INVESTMENT COMPANIES - 46.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(d)(e)	126,265,529	126,303,408

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(d)(e)	44,921,511	44,921,511

TOTAL INVESTMENT COMPANIES (Cost $171,216,843)		171,224,919

Total Investments - 94.0% (Cost $336,462,448)		344,130,115
Other Assets Less Liabilities - 7.2%		21,918,817

Net Assets - 100.0%		366,048,932

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2019.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	24	08/2019	EUR	1,461,547	(22,923)
Hang Seng Index	3	08/2019	HKD	528,039	(15,435)
IBEX 35 Index	4	08/2019	EUR	396,754	(16,319)
LME Zinc Base Metal	60	08/2019	USD	3,668,250	(58,801)
Australia 10 Year Bond	605	09/2019	AUD	60,082,475	1,439,556
Australia 3 Year Bond	192	09/2019	AUD	15,158,288	104,463
Cocoa	183	09/2019	USD	4,291,350	(254,721)
DAX Index	4	09/2019	EUR	1,339,661	(28,358)
EURO STOXX 50 Index	46	09/2019	EUR	1,755,544	(7,622)
Euro-Bobl	92	09/2019	EUR	13,748,940	126,700
Euro-Buxl	10	09/2019	EUR	2,313,409	162,479
Euro-Schatz	452	09/2019	EUR	56,203,386	93,810
Feeder Cattle	31	09/2019	USD	2,207,975	61,996
FTSE 100 Index	13	09/2019	GBP	1,188,128	18,549
FTSE/MIB Index	11	09/2019	EUR	1,299,031	(14,389)
LME Aluminum Base Metal	6	09/2019	USD	268,538	(524)
LME Nickel Base Metal	6	09/2019	USD	522,252	(14,922)
LME Zinc Base Metal	56	09/2019	USD	3,430,700	(31,760)
Long Gilt	30	09/2019	GBP	4,846,037	154,139
SPI 200 Index	24	09/2019	AUD	2,763,027	85,119
U.S. Treasury 2 Year Note	94	09/2019	USD	20,157,859	82,792
U.S. Treasury 5 Year Note	73	09/2019	USD	8,586,625	105,355
U.S. Treasury 10 Year Note	121	09/2019	USD	15,431,281	335,320
U.S. Treasury Long Bond	21	09/2019	USD	3,268,125	137,273
WTI Crude Oil	30	09/2019	USD	1,743,000	(40,580)
100 oz Gold	28	10/2019	USD	3,972,360	57,325
Feeder Cattle	48	10/2019	USD	3,421,200	89,846
Lean Hogs	54	10/2019	USD	1,533,600	(39,759)
Live Cattle	174	10/2019	USD	7,492,440	144,517
Soybean	50	11/2019	USD	2,203,750	(47,022)
100 oz Gold	14	12/2019	USD	1,994,440	(9,567)
Corn	25	12/2019	USD	512,500	(40,949)

					2,555,588

Short Contracts
Feeder Cattle	(25)	08/2019	USD	(1,769,062)	233,564
Lean Hogs	(77)	08/2019	USD	(2,443,210)	34,213
LME Aluminum Base Metal	(157)	08/2019	USD	(6,995,331)	1,410
Natural Gas	(54)	08/2019	USD	(1,209,060)	876
WTI Crude Oil	(38)	08/2019	USD	(2,205,140)	42,009
Canada 10 Year Bond	(86)	09/2019	CAD	(9,293,969)	(14,216)
Coffee ‘C’	(39)	09/2019	USD	(1,457,381)	65,883
Copper	(12)	09/2019	USD	(798,450)	11,768
Corn	(5)	09/2019	USD	(100,062)	(5,202)
Euro-Bund	(32)	09/2019	EUR	(6,201,680)	(147,318)
Japan 10 Year Bond	(12)	09/2019	JPY	(16,970,310)	(23,897)
LME Aluminum Base Metal	(43)	09/2019	USD	(1,924,519)	7,126
LME Nickel Base Metal	(12)	09/2019	USD	(1,044,504)	(180,492)
LME Zinc Base Metal	(6)	09/2019	USD	(367,575)	(3,150)
Long Gilt	(13)	09/2019	GBP	(2,099,949)	(49,191)
Natural Gas	(67)	09/2019	USD	(1,512,190)	(15,158)
Russell 2000 E-Mini Index	(224)	09/2019	USD	(17,651,200)	(78,655)
S&P 500 E-Mini Index	(451)	09/2019	USD	(67,277,925)	(1,933,808)
Silver	(4)	09/2019	USD	(325,300)	(15,571)
Soybean	(72)	09/2019	USD	(3,128,400)	98,950
Sugar No. 11	(38)	09/2019	USD	(519,657)	23,909
TOPIX Index	(8)	09/2019	JPY	(1,146,429)	(4,970)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Live Cattle	(8)	10/2019	USD	(344,480)	3,016
Soybean	(25)	11/2019	USD	(1,101,875)	73,051
Coffee ‘C’	(23)	12/2019	USD	(890,963)	58,149
Corn	(51)	12/2019	USD	(1,045,500)	96,712
Cotton No. 2	(255)	12/2019	USD	(8,139,600)	382,297
Wheat	(44)	12/2019	USD	(1,085,150)	63,708
Sugar No. 11	(133)	02/2020	USD	(1,966,272)	19,032
Sugar No. 11	(88)	04/2020	USD	(1,313,805)	24,577
					(1,231,378)
					1,324,210

Abbreviations
AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
S&P	Standard & Poor’s
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,385,157	AUD	13,357,240	BNP Paribas	8/15/2019	246,129
USD	7,200,215	EUR	6,373,513	Merrill Lynch International	8/15/2019	137,150
USD	2,147,181	GBP	1,707,109	State Street Corp.	8/15/2019	69,815
USD	1,089,201	JPY	117,348,398	BNP Paribas	8/15/2019	9,485
USD	10,803	JPY	1,164,042	Merrill Lynch International	8/15/2019	93
IDR	52,583,079,579	USD	3,707,133	Merrill Lynch International**	8/21/2019	19,115
RUB	235,531,284	USD	3,682,702	Goldman Sachs International**	8/21/2019	6,619
USD	3,848,786	AUD	5,476,750	BNP Paribas	8/21/2019	100,713
USD	775,499	CAD	1,011,425	Goldman Sachs International	8/21/2019	8,844
USD	17,305,741	EUR	15,312,290	Barclays Bank plc	8/21/2019	328,004
USD	12,488,475	GBP	9,926,434	State Street Corp.	8/21/2019	405,201
USD	3,710,001	HUF	1,063,430,347	Citibank, NA	8/21/2019	96,235
USD	9,683,202	JPY	1,042,774,307	TD Bank Financial Group	8/21/2019	84,147
USD	10,137,912	NOK	86,615,022	Citibank, NA	8/21/2019	352,565
USD	614,875	NZD	914,297	State Street Corp.	8/21/2019	14,292
USD	371,801	PLN	1,413,732	BNP Paribas	8/21/2019	6,878
USD	3,372,808	PLN	12,701,339	Citibank, NA	8/21/2019	94,251
USD	783,791	SEK	7,428,466	Barclays Bank plc	8/21/2019	13,741
USD	27,781,478	SEK	259,363,433	Citibank, NA	8/21/2019	895,341

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,724,600	THB	114,111,327	Australia & New Zealand Banking Group Ltd.	8/21/2019	12,558
USD	3,715,753	TWD	115,437,295	Goldman Sachs International**	8/21/2019	6,705

Total unrealized appreciation						2,907,881

AUD	3,500,634	USD	2,425,848	Goldman Sachs International	8/15/2019	(30,713)
EUR	1,451,372	USD	1,616,235	Goldman Sachs International	8/15/2019	(7,839)
JPY	29,360,418	USD	272,395	BNP Paribas	8/15/2019	(2,252)
JPY	89,152,022	USD	828,620	State Street Corp.	8/15/2019	(8,338)
CAD	521,747	USD	397,650	Barclays Bank plc	8/21/2019	(2,169)
CAD	35,526,450	USD	27,212,498	Citibank, NA	8/21/2019	(283,636)
CHF	3,227,315	USD	3,280,868	State Street Corp.	8/21/2019	(30,079)
INR	256,443,635	USD	3,729,709	Merrill Lynch International**	8/21/2019	(20,949)
MXN	70,992,830	USD	3,706,713	Barclays Bank plc	8/21/2019	(14,525)
NZD	639,653	USD	423,292	Goldman Sachs International	8/21/2019	(3,116)
NZD	35,317,859	USD	23,572,919	HSBC Bank, NA	8/21/2019	(373,326)
SEK	7,665,103	USD	817,883	Barclays Bank plc	8/21/2019	(23,303)
USD	3,738,313	ILS	13,290,362	Merrill Lynch International	8/21/2019	(51,033)
ZAR	52,418,124	USD	3,692,666	Merrill Lynch International	8/21/2019	(47,611)

Total unrealized depreciation						(898,889)

Net unrealized appreciation						2,008,992

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**          Non-deliverable forward.

Over-the-Counter (“OTC”) Total return swap contracts outstanding as of July 31, 2019:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media General, Inc., CVR‡	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Union Bank of Switzerland AG	3/12/2021	USD 48,548	—	—

							—	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/29/2019 – 3/31/2020	$64,400,283	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Delta Air Lines, Inc.	8,854	540,448	–	0.0(a)
Southwest Airlines Co.	12,124	624,750	–	0.0(a)

	20,978	1,165,198	–	0.0(a)

Auto Components
Gentex Corp.	5,125	140,527	–	0.0(a)

Banks
OFG Bancorp	21,882	495,190	–	0.0(a)

Beverages
Coca-Cola European Partners plc	9,118	504,043	–	0.0(a)

Building Products
Continental Building Products, Inc.*	8,115	199,467	–	0.0(a)
Gibraltar Industries, Inc.*	13,255	549,287	–	0.0(a)

	21,370	748,754	–	0.0(a)

Chemicals
Celanese Corp.	5,046	566,010	–	0.0(a)
CF Industries Holdings, Inc.	11,743	581,983	–	0.0(a)
Eastman Chemical Co.	1,356	102,175	–	0.0(a)
Huntsman Corp.	8,107	166,599	–	0.0(a)
Kronos Worldwide, Inc.	27,791	372,677	–	0.0(a)

	54,043	1,789,444	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Commercial Services & Supplies
ABM Industries, Inc.	12,986	546,581	–	0.0(a)
Deluxe Corp.	8,014	357,585	–	0.0(a)
HNI Corp.	17,850	611,184	–	0.0(a)
Tetra Tech, Inc.	8,076	639,619	–	0.0(a)

	46,926	2,154,969	–	0.0(a)

Communications Equipment
Acacia Communications, Inc.*	11,847	795,763	–	0.0(a)
Cisco Systems, Inc.	1,186	65,705	–	0.0(a)
Juniper Networks, Inc.	23,513	635,321	–	0.0(a)
NetScout Systems, Inc.*	22,332	581,525	–	0.0(a)
Ubiquiti Networks, Inc.	4,181	538,220	–	0.0(a)

	63,059	2,616,534	–	0.0(a)

Construction & Engineering
MasTec, Inc.*	10,345	530,905	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Consumer Finance
Ally Financial, Inc.	16,755	551,407	–	0.0(a)
OneMain Holdings, Inc.	15,313	634,724	–	0.0(a)

	32,068	1,186,131	–	0.0(a)

Containers & Packaging
International Paper Co.	14,301	627,957	–	0.0(a)
Silgan Holdings, Inc.	16,959	509,788	–	0.0(a)
Sonoco Products Co.	7,971	478,499	–	0.0(a)
Westrock Co.	16,388	590,787	–	0.0(a)

	55,619	2,207,031	–	0.0(a)

Distributors
Core-Mark Holding Co., Inc.	14,620	547,227	–	0.0(a)

Diversified Consumer Services
Adtalem Global Education, Inc.*	11,241	532,486	–	0.0(a)
H&R Block, Inc.	2,973	82,323	–	0.0(a)
K12, Inc.*	17,238	514,554	–	0.0(a)

	31,452	1,129,363	–	0.0(a)

Diversified Telecommunication Services
Verizon Communications, Inc.	10,549	583,043	–	0.0(a)

Electric Utilities
Exelon Corp.	12,388	558,204	–	0.0(a)
OGE Energy Corp.	14,419	619,296	–	0.0(a)
Pinnacle West Capital Corp.	5,510	502,622	–	0.0(a)

	32,317	1,680,122	–	0.0(a)

Electrical Equipment
Atkore International Group, Inc.*	21,081	575,301	–	0.0(a)
Eaton Corp. plc	1,207	99,203	–	0.0(a)
Generac Holdings, Inc.*	7,483	541,021	–	0.0(a)
nVent Electric plc	4,580	113,538	–	0.0(a)

	34,351	1,329,063	–	0.0(a)

Electronic Equipment, Instruments & Components
CDW Corp.	4,720	557,715	–	0.0(a)
Dolby Laboratories, Inc.	1,288	87,713	–	0.0(a)
Fabrinet*	11,930	640,402	–	0.0(a)
Insight Enterprises, Inc.*	9,208	506,624	–	0.0(a)
SYNNEX Corp.	5,418	533,890	–	0.0(a)
Tech Data Corp.*	6,285	636,922	–	0.0(a)
Zebra Technologies Corp.*	273	57,573	–	0.0(a)

	39,122	3,020,839	–	0.0(a)

Energy Equipment & Services
Helix Energy Solutions Group, Inc.*	66,506	582,593	–	0.0(a)
ProPetro Holding Corp.*	24,441	443,115	–	0.0(a)

	90,947	1,025,708	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Food Products
B&G Foods, Inc.	28,297	517,269	–	0.0(a)
Cal-Maine Foods, Inc.	958	38,100	–	0.0(a)
General Mills, Inc.	9,869	524,142	–	0.0(a)
Hershey Co. (The)	4,243	643,833	–	0.0(a)
Ingredion, Inc.	2,447	189,129	–	0.0(a)
JM Smucker Co. (The)	4,520	502,579	–	0.0(a)
Mondelez International, Inc.	9,483	507,246	–	0.0(a)
Simply Good Foods Co. (The)*	30,046	818,152	–	0.0(a)
TreeHouse Foods, Inc.*	9,682	574,530	–	0.0(a)
Tyson Foods, Inc.	7,181	570,889	–	0.0(a)

	106,726	4,885,869	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Health Care Equipment & Supplies
Abbott Laboratories	6,884	599,596	–	0.0(a)
Baxter International, Inc.	7,671	644,134	–	0.0(a)
DENTSPLY SIRONA, Inc.	10,446	568,785	–	0.0(a)
Hill-Rom Holdings, Inc.	5,160	550,262	–	0.0(a)
Hologic, Inc.*	12,979	665,174	–	0.0(a)
Integer Holdings Corp.*	7,835	685,798	–	0.0(a)
Lantheus Holdings, Inc.*	18,702	423,039	–	0.0(a)
Medtronic plc	6,111	622,955	–	0.0(a)

	75,788	4,759,743	–	0.0(a)

Health Care Providers & Services
Chemed Corp.	70	28,377	–	0.0(a)
Encompass Health Corp.	143	9,129	–	0.0(a)
Ensign Group, Inc. (The)	9,392	565,962	–	0.0(a)
Premier, Inc.*	13,491	522,776	–	0.0(a)
Universal Health Services, Inc.	4,073	614,453	–	0.0(a)
US Physical Therapy, Inc.	5,024	648,498	–	0.0(a)

	32,193	2,389,195	–	0.0(a)

Hotels, Restaurants & Leisure
Dine Brands Global, Inc.	5,375	441,234	–	0.0(a)
Starbucks Corp.	6,001	568,234	–	0.0(a)

	11,376	1,009,468	–	0.0(a)

Household Durables
Garmin Ltd.	6,608	519,323	–	0.0(a)
La-Z-Boy, Inc.	19,243	634,826	–	0.0(a)
PulteGroup, Inc.	2,166	68,251	–	0.0(a)

	28,017	1,222,400	–	0.0(a)

Household Products
Church & Dwight Co., Inc.	8,712	657,233	–	0.0(a)
Kimberly-Clark Corp.	3,849	522,117	–	0.0(a)
Procter & Gamble Co. (The)	4,649	548,768	–	0.0(a)

	17,210	1,728,118	–	0.0(a)

Insurance
MetLife, Inc.	10,412	514,561	–	0.0(a)
Prudential Financial, Inc.	5,902	597,932	–	0.0(a)

	16,314	1,112,493	–	0.0(a)

Interactive Media & Services
Alphabet, Inc.*	36	43,855	–	0.0(a)
Liberty TripAdvisor Holdings, Inc.*	46,289	534,638	–	0.0(a)
TripAdvisor, Inc.*	12,004	529,977	–	0.0(a)

	58,329	1,108,470	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

IT Services
Accenture plc	2,751	529,787	–	0.0(a)
Automatic Data Processing, Inc.	3,883	646,597	–	0.0(a)
CSG Systems International, Inc.	10,726	549,600	–	0.0(a)
Euronet Worldwide, Inc.*	3,116	485,815	–	0.0(a)
EVERTEC, Inc.	16,030	513,281	–	0.0(a)
ManTech International Corp.	8,001	550,309	–	0.0(a)
MAXIMUS, Inc.	8,727	641,522	–	0.0(a)
PayPal Holdings, Inc.*	4,444	490,618	–	0.0(a)
Total System Services, Inc.	6,494	881,366	–	0.0(a)

	64,172	5,288,895	–	0.0(a)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	3,741	503,314	–	0.0(a)
Medpace Holdings, Inc.*	9,021	710,494	–	0.0(a)
Thermo Fisher Scientific, Inc.	1,949	541,198	–	0.0(a)

	14,711	1,755,006	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Machinery
AGCO Corp.	6,868	528,836	–	0.0(a)
Allison Transmission Holdings, Inc.	600	27,570	–	0.0(a)
ITT, Inc.	8,143	508,286	–	0.0(a)
Meritor, Inc.*	23,314	576,555	–	0.0(a)
Oshkosh Corp.	7,579	633,377	–	0.0(a)
Parker-Hannifin Corp.	3,619	633,614	–	0.0(a)
Snap-on, Inc.	3,932	600,063	–	0.0(a)
Watts Water Technologies, Inc.	5,749	533,680	–	0.0(a)

	59,804	4,041,981	–	0.0(a)

Media
Comcast Corp.	13,645	589,055	–	0.0(a)
Gray Television, Inc.*	32,310	573,502	–	0.0(a)
TEGNA, Inc.	34,183	519,240	–	0.0(a)

	80,138	1,681,797	–	0.0(a)

Metals & Mining
Schnitzer Steel Industries, Inc.	942	25,086	–	0.0(a)
Steel Dynamics, Inc.	3,675	115,799	–	0.0(a)
Warrior Met Coal, Inc.	20,279	501,702	–	0.0(a)

	24,896	642,587	–	0.0(a)

Multiline Retail
Kohl’s Corp.	11,118	598,816	–	0.0(a)
Nordstrom, Inc.	16,313	540,123	–	0.0(a)
Target Corp.	849	73,354	–	0.0(a)

	28,280	1,212,293	–	0.0(a)

Multi-Utilities
CenterPoint Energy, Inc.	22,350	648,373	–	0.0(a)
NorthWestern Corp.	8,806	615,716	–	0.0(a)

	31,156	1,264,089	–	0.0(a)

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	19,908	381,437	–	0.0(a)
ConocoPhillips	8,222	485,756	–	0.0(a)
CONSOL Energy, Inc.*	13,400	287,966	–	0.0(a)
CVR Energy, Inc.	10,119	537,015	–	0.0(a)
Denbury Resources, Inc.*	451,599	510,307	–	0.0(a)
Exxon Mobil Corp.	6,605	491,148	–	0.0(a)
HollyFrontier Corp.	2,247	111,833	–	0.0(a)
Marathon Oil Corp.	11,498	161,777	–	0.0(a)

	523,598	2,967,239	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Paper & Forest Products
Domtar Corp.	13,144	557,963	–	0.0(a)
Verso Corp.*	29,294	473,977	–	0.0(a)

	42,438	1,031,940	–	0.0(a)

Personal Products
Estee Lauder Cos., Inc. (The)	2,856	526,047	–	0.0(a)
Medifast, Inc.	5,062	565,172	–	0.0(a)

	7,918	1,091,219	–	0.0(a)

Pharmaceuticals
Eli Lilly & Co.	4,523	492,781	–	0.0(a)
Jazz Pharmaceuticals plc*	681	94,918	–	0.0(a)
Johnson & Johnson	462	60,161	–	0.0(a)
Mallinckrodt plc*	44,022	299,790	–	0.0(a)
Merck & Co., Inc.	6,161	511,301	–	0.0(a)
Pfizer, Inc.	1,208	46,919	–	0.0(a)

	57,057	1,505,870	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Professional Services
Korn Ferry	7,830	307,562	–	0.0(a)
ManpowerGroup, Inc.	5,680	518,868	–	0.0(a)
Robert Half International, Inc.	4,429	267,556	–	0.0(a)

	17,939	1,093,986	–	0.0(a)

Road & Rail
ArcBest Corp.	20,069	600,665	–	0.0(a)
CSX Corp.	8,287	583,405	–	0.0(a)
Genesee & Wyoming, Inc.*	5,897	647,549	–	0.0(a)
Norfolk Southern Corp.	2,639	504,366	–	0.0(a)
Schneider National, Inc.	30,997	598,242	–	0.0(a)

	67,889	2,934,227	–	0.0(a)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	4,618	542,430	–	0.0(a)
Cabot Microelectronics Corp.	5,585	679,415	–	0.0(a)
Diodes, Inc.*	16,931	721,261	–	0.0(a)
Intel Corp.	556	28,106	–	0.0(a)
Kulicke & Soffa Industries, Inc.	29,266	662,290	–	0.0(a)
Mellanox Technologies Ltd.*	6,133	690,698	–	0.0(a)
MKS Instruments, Inc.	5,010	426,501	–	0.0(a)
ON Semiconductor Corp.*	29,781	640,589	–	0.0(a)
Qorvo, Inc.*	8,693	637,110	–	0.0(a)
Teradyne, Inc.	2,118	118,036	–	0.0(a)
Xperi Corp.	26,530	566,416	–	0.0(a)

	135,221	5,712,852	–	0.0(a)

Software
Cadence Design Systems, Inc.*	7,079	523,209	–	0.0(a)
Check Point Software Technologies Ltd.*	4,926	551,466	–	0.0(a)
Citrix Systems, Inc.	6,210	585,230	–	0.0(a)
CyberArk Software Ltd.*	4,054	563,020	–	0.0(a)
Intuit, Inc.	2,382	660,552	–	0.0(a)
LogMeIn, Inc.	7,726	586,944	–	0.0(a)
Microsoft Corp.	3,843	523,686	–	0.0(a)
Oracle Corp.	983	55,343	–	0.0(a)

	37,203	4,049,450	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Specialty Retail
Abercrombie & Fitch Co.	33,081	626,223	–	0.0(a)
American Eagle Outfitters, Inc.	6,274	110,987	–	0.0(a)
Best Buy Co., Inc.	3,748	286,835	–	0.0(a)
Dick’s Sporting Goods, Inc.	796	29,587	–	0.0(a)
Foot Locker, Inc.	6,752	277,237	–	0.0(a)
Genesco, Inc.*	13,600	535,568	–	0.0(a)
Office Depot, Inc.	294,733	601,255	–	0.0(a)
Rent-A-Center, Inc.*	19,063	515,273	–	0.0(a)
Sally Beauty Holdings, Inc.*	39,717	545,712	–	0.0(a)
Signet Jewelers Ltd.	22,973	416,730	–	0.0(a)
Williams-Sonoma, Inc.	2,694	179,636	–	0.0(a)

	443,431	4,125,043	–	0.0(a)

Technology Hardware, Storage & Peripherals
Apple, Inc.	899	191,523	–	0.0(a)
Xerox Corp.	14,676	471,100	–	0.0(a)

	15,575	662,623	–	0.0(a)

Textiles, Apparel & Luxury Goods
Columbia Sportswear Co.	2,128	225,525	–	0.0(a)
Deckers Outdoor Corp.*	2,992	467,590	–	0.0(a)
Ralph Lauren Corp.	1,146	119,447	–	0.0(a)
Steven Madden Ltd.	18,221	628,807	–	0.0(a)

	24,487	1,441,369	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Thrifts & Mortgage Finance
MGIC Investment Corp.*	47,088	605,081	–	0.0(a)
New York Community Bancorp, Inc.	57,407	661,903	–	0.0(a)
Radian Group, Inc.	22,113	504,176	–	0.0(a)

	126,608	1,771,160	–	0.0(a)

Wireless Telecommunication Services
Shenandoah Telecommunications Co.	13,948	548,993	–	0.0(a)

IT Services
Perficient, Inc.*	15,476	528,815	–	0.0(a)

Media
EW Scripps Co. (The)	34,761	532,886	–	0.0(a)

Commercial Services & Supplies
MSA Safety, Inc.	5,100	537,285	–	0.0(a)

Health Care Technology
Cerner Corp.	7,011	502,338	–	0.0(a)

Machinery
Federal Signal Corp.*	20,017	623,530	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	2,838,678	88,617,320	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(2,537)	(167,949)	–	0.0(a)
Mercury Systems, Inc.*	(71)	(5,788)	–	0.0(a)

	(2,608)	(173,737)	–	0.0(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(10,564)	(522,707)	–	0.0(a)

Beverages
MGP Ingredients, Inc.	(6,437)	(321,786)	–	0.0(a)

Chemicals
RPM International, Inc.	(5,846)	(396,534)	–	0.0(a)
Sensient Technologies Corp.	(5,533)	(377,185)	–	0.0(a)

	(11,379)	(773,719)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Communications Equipment
Infinera Corp.*	(51,166)	(197,501)	–	0.0(a)
NETGEAR, Inc.*	(14,782)	(500,370)	–	0.0(a)
ViaSat, Inc.*	(4,332)	(353,448)	–	0.0(a)

	(70,280)	(1,051,319)	–	0.0(a)

Construction & Engineering
Dycom Industries, Inc.*	(5,804)	(320,149)	–	0.0(a)
Granite Construction, Inc.	(8,609)	(305,619)	–	0.0(a)

	(14,413)	(625,768)	–	0.0(a)

Construction Materials
Martin Marietta Materials, Inc.	(266)	(65,902)	–	0.0(a)
Vulcan Materials Co.	(1,486)	(205,588)	–	0.0(a)

	(1,752)	(271,490)	–	0.0(a)

Containers & Packaging
Crown Holdings, Inc.*	(6,481)	(414,849)	–	0.0(a)

Diversified Telecommunication Services
ORBCOMM, Inc.*	(51,641)	(302,616)	–	0.0(a)

Electrical Equipment
Bloom Energy Corp.*	(31,226)	(326,312)	–	0.0(a)

Electronic Equipment, Instruments & Components
nLight, Inc.*	(22,834)	(375,391)	–	0.0(a)
Rogers Corp.*	(2,541)	(403,155)	–	0.0(a)

	(25,375)	(778,546)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Energy Equipment & Services
Core Laboratories NV	(6,345)	(318,329)	–	0.0(a)
Diamond Offshore Drilling, Inc.*	(42,659)	(385,637)	–	0.0(a)
McDermott International, Inc.*	(49,200)	(315,864)	–	0.0(a)
Oceaneering International, Inc.*	(19,420)	(300,039)	–	0.0(a)
Oil States International, Inc.*	(22,423)	(334,551)	–	0.0(a)

	(140,047)	(1,654,420)	–	0.0(a)

Entertainment
Netflix, Inc.*	(719)	(232,230)	–	0.0(a)

Food Products
Hain Celestial Group, Inc. (The)*	(2,164)	(47,111)	–	0.0(a)
Kraft Heinz Co. (The)	(4,423)	(141,580)	–	0.0(a)

	(6,587)	(188,691)	–	0.0(a)

Health Care Equipment & Supplies
Cerus Corp.*	(40,145)	(234,848)	–	0.0(a)
Nevro Corp.*	(930)	(62,180)	–	0.0(a)
Penumbra, Inc.*	(2,854)	(478,331)	–	0.0(a)
ViewRay, Inc.*	(30,868)	(276,577)	–	0.0(a)

	(74,797)	(1,051,936)	–	0.0(a)

Health Care Providers & Services
Guardant Health, Inc.*	(4,730)	(444,573)	–	0.0(a)

Health Care Technology
Evolent Health, Inc.*	(22,366)	(152,536)	–	0.0(a)
Tabula Rasa HealthCare, Inc.*	(7,822)	(471,432)	–	0.0(a)
Teladoc Health, Inc.*	(5,305)	(362,013)	–	0.0(a)

	(35,493)	(985,981)	–	0.0(a)

Hotels, Restaurants & Leisure
Red Rock Resorts, Inc.	(15,580)	(324,687)	–	0.0(a)

Household Durables
iRobot Corp.*	(2,916)	(213,160)	–	0.0(a)

Insurance
Markel Corp.*	(319)	(355,344)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Interactive Media & Services
Snap, Inc.*	(13,068)	(219,542)	–	0.0(a)
TrueCar, Inc.*	(19,274)	(97,912)	–	0.0(a)

	(32,342)	(317,454)	–	0.0(a)

Internet & Direct Marketing Retail
Wayfair, Inc.*	(1,888)	(247,630)	–	0.0(a)

IT Services
MongoDB, Inc.*	(2,586)	(370,367)	–	0.0(a)

Machinery
Navistar International Corp.*	(10,699)	(334,237)	–	0.0(a)
Welbilt, Inc.*	(30,816)	(505,999)	–	0.0(a)

	(41,515)	(840,236)	–	0.0(a)

Media
Liberty Broadband Corp.*	(2,388)	(237,630)	–	0.0(a)

Metals & Mining
Alcoa Corp.*	(18,568)	(417,594)	–	0.0(a)
Coeur Mining, Inc.*	(62,024)	(285,310)	–	0.0(a)
United States Steel Corp.	(25,124)	(377,614)	–	0.0(a)

	(105,716)	(1,080,518)	–	0.0(a)

Multi-Utilities
Consolidated Edison, Inc.	(4,539)	(385,633)	–	0.0(a)
NiSource, Inc.	(6,137)	(182,208)	–	0.0(a)

	(10,676)	(567,841)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(7,422)	(113,631)	–	0.0(a)
Centennial Resource Development, Inc.*	(1,648)	(9,806)	–	0.0(a)
Chesapeake Energy Corp.*	(181,462)	(328,446)	–	0.0(a)
Matador Resources Co.*	(8,594)	(151,512)	–	0.0(a)
Parsley Energy, Inc.*	(9,740)	(161,586)	–	0.0(a)
Pioneer Natural Resources Co.	(2,744)	(378,782)	–	0.0(a)
Tellurian, Inc.*	(42,513)	(262,305)	–	0.0(a)
WPX Energy, Inc.*	(2,602)	(27,165)	–	0.0(a)

	(256,725)	(1,433,233)	–	0.0(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(4,691)	(101,654)	–	0.0(a)
Intra-Cellular Therapies, Inc.*	(9,418)	(78,640)	–	0.0(a)
Theravance Biopharma, Inc.*	(17,210)	(358,829)	–	0.0(a)
WaVe Life Sciences Ltd.*	(6,890)	(147,515)	–	0.0(a)

	(38,209)	(686,638)	–	0.0(a)

Professional Services
TransUnion	(5,461)	(452,116)	–	0.0(a)
TriNet Group, Inc.*	(5,789)	(425,723)	–	0.0(a)

	(11,250)	(877,839)	–	0.0(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(12,256)	(373,195)	–	0.0(a)

Software
Benefitfocus, Inc.*	(10,228)	(255,598)	–	0.0(a)
Box, Inc.*	(14,403)	(238,226)	–	0.0(a)
Coupa Software, Inc.*	(2,931)	(397,766)	–	0.0(a)
FireEye, Inc.*	(15,557)	(233,355)	–	0.0(a)
LivePerson, Inc.*	(17,287)	(573,755)	–	0.0(a)
New Relic, Inc.*	(5,194)	(483,925)	–	0.0(a)
Nutanix, Inc.*	(13,305)	(302,023)	–	0.0(a)
PROS Holdings, Inc.*	(6,152)	(445,159)	–	0.0(a)
Q2 Holdings, Inc.*	(4,318)	(344,879)	–	0.0(a)
Varonis Systems, Inc.*	(6,595)	(474,246)	–	0.0(a)

	(95,970)	(3,748,932)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Specialty Retail
CarMax, Inc.*	(700)	(61,432)	–	0.0(a)
Carvana Co.*	(6,852)	(435,513)	–	0.0(a)

	(7,552)	(496,945)	–	0.0(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(24,369)	(219,808)	–	0.0(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(6,416)	(289,618)	–	0.0(a)
SiteOne Landscape Supply, Inc.*	(4,241)	(313,283)	–	0.0(a)

	(10,657)	(602,901)	–	0.0(a)

Water Utilities
Aqua America, Inc.	(7,470)	(313,366)	–	0.0(a)
California Water Service Group	(7,205)	(384,675)	–	0.0(a)

	(14,675)	(698,041)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,182,118)	(23,813,079)	–	0.0(a)

Beverages
National Beverage Corp.	(9,280)	(403,958)	–	0.0(a)

Total of Long and Short Positions of Total Return
Basket Swaps	1,647,280	64,400,283	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/29/2019	$5,474,299	$(15,786)	$—	$(15,786)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	94,329	680,711	(3,670)	(0.0)(a)

Airlines
Wizz Air Holdings plc*(b)	11,926	510,452	(2,091)	(0.0)(a)

Capital Markets
3i Group plc	19,027	256,389	(1,029)	(0.0)(a)

Construction Materials
Rhi Magnesita NV	10,497	568,430	(3,205)	(0.0)(a)

Energy Equipment & Services
Petrofac Ltd.	80,877	410,497	(2,297)	(0.0)(a)

Health Care Equipment & Supplies
Smith & Nephew plc	27,514	622,885	867	0.0(a)

Hotels, Restaurants & Leisure
Greggs plc	20,503	555,675	(1,842)	(0.0)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Household Durables
Barratt Developments plc	68,770	536,904	(2,685)	(0.0)(a)
Berkeley Group Holdings plc	5,884	276,741	(750)	(0.0)(a)
Bovis Homes Group plc	38,704	494,404	(1,221)	(0.0)(a)
Redrow plc*	75,306	512,452	(1,310)	(0.0)(a)
Taylor Wimpey plc	229,476	449,621	(1,906)	(0.0)(a)

	418,140	2,270,122	(7,874)	(0.0)(a)

Insurance
Legal & General Group plc	185,412	587,997	(2,309)	(0.0)(a)

Media
Pearson plc	59,095	625,779	(313)	(0.0)(a)

Metals & Mining
Rio Tinto plc	8,984	507,340	(5,937)	(0.0)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	16,657	526,112	(1,066)	(0.0)(a)
Tullow Oil plc	170,209	398,819	(2,226)	(0.0)(a)

	186,866	924,931	(3,292)	(0.0)(a)

Personal Products
Unilever plc	8,344	501,993	(848)	(0.0)(a)

Software
Avast plc(b)	158,858	648,755	(1,127)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Specialty Retail
WH Smith plc	25,219	648,625	(940)	(0.0)(a)

Trading Companies & Distributors
Travis Perkins plc	33,471	554,117	(1,901)	(0.0)(a)

Wireless Telecommunication Services
Vodafone Group plc	356,358	648,566	(1,831)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	1,705,420	11,523,264	(39,638)	0.0(a)

Household Durables

Short Positions

Common Stocks
Capital Markets
St James’s Place plc	(24,788)	(295,791)	833	0.0(a)
Standard Life Aberdeen plc	(107,622)	(390,349)	717	0.0(a)

	(132,410)	(686,140)	1,550	0.0(a)

Chemicals
Johnson Matthey plc	(12,299)	(479,562)	1,300	0.0(a)

Electrical Equipment
Melrose Industries plc	(41,132)	(92,831)	682	0.0(a)

Entertainment
Entertainment One Ltd.	(85,719)	(457,778)	1,933	0.0(a)

Health Care Providers & Services
NMC Health plc	(12,816)	(382,727)	2,860	0.0(a)

Hotels, Restaurants & Leisure
TUI AG	(50,130)	(497,764)	670	0.0(a)

Insurance
Beazley plc	(57,347)	(400,509)	1,540	0.0(a)
RSA Insurance Group plc	(54,950)	(373,736)	883	0.0(a)

	(112,297)	(774,245)	2,423	0.0(a)

Machinery
IMI plc	(38,889)	(492,398)	2,050	0.0(a)
Weir Group plc (The)	(24,428)	(441,630)	3,082	0.0(a)

	(63,317)	(934,028)	5,132	0.0(a)

Media
ITV plc	(319,176)	(428,702)	1,951	0.0(a)

Metals & Mining
Fresnillo plc	(26,214)	(189,202)	2,390	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Multiline Retail
B&M European Value Retail SA	(53,437)	(239,857)	586	0.0(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(11,986)	(428,103)	1,311	0.0(a)

Professional Services
Capita plc	(41,824)	(58,986)	293	0.0(a)

Real Estate Management & Development
Capital & Counties Properties plc	(165,959)	(399,040)	771	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,128,716)	(6,048,965)	23,852	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	576,704	5,474,299	(15,786)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/12/2019 – 12/11/2019	$(2,784,998)	$—	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Auto Components
Magna International, Inc.	10,286	518,742	–	0.0(a)

Food & Staples Retailing
Empire Co. Ltd.	20,829	551,263	–	0.0(a)

Insurance
iA Financial Corp., Inc.	12,747	511,503	–	0.0(a)

Oil, Gas & Consumable Fuels
Cameco Corp.	45,630	419,030	–	0.0(a)
Cenovus Energy, Inc.	56,840	528,434	–	0.0(a)
Parex Resources, Inc.*	32,385	553,573	–	0.0(a)
Whitecap Resources, Inc.	137,932	443,121	–	0.0(a)

	272,787	1,944,158	–	0.0(a)

Real Estate Management & Development
First Capital Realty, Inc.	35,818	592,986	–	0.0(a)

Road & Rail
TFI International, Inc.	21,452	678,604	–	0.0(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	9,187	339,066	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	383,106	5,136,322	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(190,904)	(328,347)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Construction & Engineering
SNC-Lavalin Group, Inc.	(19,709)	(311,808)	–	0.0(a)

Containers & Packaging
CCL Industries, Inc.	(9,786)	(489,374)	–	0.0(a)

Diversified Financial Services
Onex Corp.	(6,364)	(384,453)	–	0.0(a)

Food Products
Premium Brands Holdings Corp.	(5,687)	(413,878)	–	0.0(a)

Gas Utilities
AltaGas Ltd.	(26,345)	(403,419)	–	0.0(a)

Hotels, Restaurants & Leisure
Star Group, Inc. (The)*	(22,601)	(351,739)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

IT Services
Shopify, Inc.*	(1,248)	(396,593)	–	0.0	(a)

Metals & Mining
First Quantum Minerals Ltd.	(49,543)	(456,465)	–	0.0	(a)
Franco-Nevada Corp.	(3,867)	(336,070)	–	0.0	(a)
Kinross Gold Corp.*	(103,670)	(419,456)	–	0.0	(a)
Lundin Mining Corp.	(77,448)	(374,976)	–	0.0	(a)
Yamana Gold, Inc.	(197,918)	(584,846)	–	0.0	(a)

	(432,446)	(2,171,813)	–	0.0	(a)

Multiline Retail
Dollarama, Inc.	(10,620)	(393,482)	–	0.0	(a)

Multi-Utilities
Atco Ltd.	(11,779)	(392,604)	–	0.0	(a)

Oil, Gas & Consumable Fuels
Baytex Energy Corp.*	(222,723)	(339,198)	–	0.0	(a)
Inter Pipeline Ltd.	(25,131)	(422,912)	–	0.0	(a)
Keyera Corp.	(17,294)	(440,016)	–	0.0	(a)
Vermilion Energy, Inc.	(16,232)	(290,867)	–	0.0	(a)

	(281,380)	(1,492,993)	–	0.0	(a)

Trading Companies & Distributors
Finning International, Inc.	(22,603)	(390,817)	–	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,041,472)	(7,921,320)	–	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(658,366)	(2,784,998)	–	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	11/29/2019	$1,078,457	$3,429	$—	$3,429

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	28,301	448,515	(1,842)	(0.0)(a)

Automobiles
Peugeot SA	6,388	150,776	(272)	(0.0)(a)

Chemicals
Covestro AG(b)	9,231	416,328	(3,763)	(0.0)(a)

Commercial Services & Supplies
Edenred	10,445	524,147	(1,259)	(0.0)(a)
Societe BIC SA	603	42,022	36	0.0(a)

	11,048	566,169	(1,223)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Construction & Engineering
Eiffage SA	1,226	121,144	(134)	(0.0)(a)
HOCHTIEF AG	1,120	126,917	(539)	(0.0)(a)
Koninklijke BAM Groep NV	148,259	495,969	(2,308)	(0.0)(a)

	150,605	744,030	(2,981)	(0.0)(a)

Construction Materials
Imerys SA	12,992	544,220	–	0.0(a)

Diversified Telecommunication Services
Telefonica SA	74,330	566,663	(2,819)	(0.0)(a)

Electric Utilities
Enel SpA	31,547	215,801	(683)	(0.0)(a)
Iberdrola SA	54,386	515,981	22	0.0(a)
Verbund AG	10,039	560,240	(2,087)	(0.0)(a)

	95,972	1,292,022	(2,748)	(0.0)(a)

Food & Staples Retailing
Kesko OYJ	10,541	638,339	(1,583)	(0.0)(a)
METRO AG	40,602	624,533	(4,717)	(0.0)(a)

	51,143	1,262,872	(6,300)	(0.0)(a)

Food Products
Danone SA	6,970	604,918	–	0.0(a)

Gas Utilities
Italgas SpA	75,999	480,220	(840)	(0.0)(a)
Snam SpA	87,632	430,253	(369)	(0.0)(a)

	163,631	910,473	(1,209)	(0.0)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	439	20,594	(53)	(0.0)(a)

Independent Power and Renewable Electricity Producers
Uniper SE	3,372	103,889	(443)	(0.0)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
ASR Nederland NV	1,516	56,966	(144)	(0.0)(a)
AXA SA	19,684	495,805	(3,190)	(0.0)(a)
CNP Assurances	22,623	467,577	(740)	(0.0)(a)
Unipol Gruppo SpA	124,789	640,127	(435)	(0.0)(a)

	168,612	1,660,475	(4,509)	(0.0)(a)

Machinery
Valmet OYJ	24,472	475,186	(1,877)	(0.0)(a)

Media
Eutelsat Communications SA	3,299	63,066	(187)	(0.0)(a)
Mediaset Espana Comunicacion SA	11,854	69,589	(248)	(0.0)(a)
ProSiebenSat.1 Media SE	16,459	212,603	(1,119)	(0.0)(a)
Publicis Groupe SA	11,503	567,624	(1,704)	(0.0)(a)

	43,115	912,882	(3,258)	(0.0)(a)

Oil, Gas & Consumable Fuels
Neste OYJ	586	19,395	(60)	(0.0)(a)

Paper & Forest Products
UPM-Kymmene OYJ	6,534	176,124	(726)	(0.0)(a)

Pharmaceuticals
Ipsen SA	4,596	527,602	–	0.0(a)

Professional Services
Wolters Kluwer NV	7,231	524,141	(648)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	13,173	589,657	(11,580)	(0.0)(a)
Siltronic AG	2,653	207,637	–	0.0(a)

	15,826	797,294	(11,580)	(0.0)(a)

Software
Software AG	19,581	549,633	(5,927)	(0.0)(a)

Textiles, Apparel & Luxury Goods
adidas AG	1,659	528,795	(2,968)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	906,634	13,802,996	(55,206)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Short Positions

Common Stocks
Air Freight & Logistics
PostNL NV	(258,900)	(443,182)	2,055	0.0(a)

Banks
Banco BPM SpA	(189,320)	(352,953)	814	0.0(a)
Banco de Sabadell SA	(386,947)	(337,953)	1,129	0.0(a)
Bankia SA	(65,574)	(130,006)	112	0.0(a)
Bankinter SA	(65,358)	(423,960)	597	0.0(a)

	(707,199)	(1,244,872)	2,652	0.0(a)

Beverages
Anheuser-Busch InBev SA/NV	(19)	(1,910)	5	0.0(a)

Chemicals
BASF SE	(6,839)	(454,001)	4,257	0.0(a)
LANXESS AG	(6,742)	(401,301)	2,767	0.0(a)
Umicore SA	(11,258)	(352,416)	2,021	0.0(a)

	(24,839)	(1,207,718)	9,045	0.0(a)

Construction & Engineering
Bouygues SA	(11,118)	(398,015)	506	0.0(a)

Containers & Packaging
Huhtamaki OYJ	(9,931)	(377,244)	497	0.0(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(5,169)	(487,306)	1,818	0.0(a)
Wendel SA	(2,128)	(293,210)	1,252	0.0(a)

	(7,297)	(780,516)	3,070	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(13,306)	(497,622)	1,569	0.0(a)
Iliad SA	(2,379)	(245,951)	1,076	0.0(a)
United Internet AG (Registered)	(2,771)	(82,193)	844	0.0(a)

	(18,456)	(825,766)	3,489	0.0(a)

Electrical Equipment
Prysmian SpA	(19,779)	(407,183)	1,604	0.0(a)

Energy Equipment & Services
Tenaris SA	(29,171)	(365,483)	2,165	0.0(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(643)	(10,375)	20	0.0(a)

Gas Utilities
Rubis SCA	(7,422)	(418,229)	(27)	(0.0)(a)

Health Care Providers & Services
Orpea	(306)	(38,231)	149	0.0(a)

Hotels, Restaurants & Leisure
Autogrill SpA	(43,796)	(462,905)	(385)	(0.0)(a)
Elior Group SA(b)	(3,071)	(40,162)	55	0.0(a)
Flutter Entertainment plc	(2,991)	(237,004)	–	0.0(a)

	(49,858)	(740,071)	(330)	(0.0)(a)

Industrial Conglomerates
Rheinmetall AG	(3,447)	(391,141)	3,415	0.0(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(10,682)	(513,113)	2,219	0.0(a)
Zalando SE*(b)	(10,362)	(474,026)	4,074	0.0(a)

	(21,044)	(987,139)	6,293	0.0(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(1,018)	(435,461)	(467)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Machinery
ANDRITZ AG	(897)	(31,949)	184	0.0(a)
GEA Group AG	(14,628)	(363,068)	3,708	0.0(a)
Wartsila OYJ Abp	(1,723)	(21,647)	68	0.0(a)

	(17,248)	(416,664)	3,960	0.0(a)

Media
RTL Group SA	(9,193)	(453,472)	–	0.0(a)

Metals & Mining
ArcelorMittal	(23,391)	(371,069)	4,858	0.0(a)
thyssenkrupp AG	(22,106)	(282,901)	3,169	0.0(a)

	(45,497)	(653,970)	8,027	0.0(a)

Personal Products
Beiersdorf AG	(3,357)	(389,036)	1,165	0.0(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(25,267)	(468,000)	8,059	0.0(a)
SOITEC*	(1,532)	(158,981)	1,538	0.0(a)

	(26,799)	(626,981)	9,597	0.0(a)

Technology Hardware, Storage & Peripherals
S&T AG	(2,670)	(62,321)	518	0.0(a)

Textiles, Apparel & Luxury Goods
Puma SE	(6,990)	(489,424)	–	0.0(a)

Transportation Infrastructure
Aeroports de Paris	(2,604)	(447,653)	1,172	0.0(a)
Getlink SE	(7,790)	(112,482)	55	0.0(a)

	(10,394)	(560,135)	1,227	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,292,595)	(12,724,539)	58,635	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(385,961)	1,078,457	3,429	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.50%) to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	11/29/2019	$(9,811,712)	$40,665	$—	$40,665

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Auto Components
TS Tech Co. Ltd.	100	2,753	(18)	(0.0)(a)

Pharmaceuticals
Kaken Pharmaceutical Co. Ltd.	7,500	363,333	(2,739)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	7,600	366,086	(2,757)	0.0(a)

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(4,000)	(52,253)	362	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Banks
Concordia Financial Group Ltd.	(104,700)	(368,684)	1,842	0.0(a)

Building Products
TOTO Ltd.	(1,800)	(72,074)	479	0.0(a)

Chemicals
JSR Corp.	(11,500)	(189,921)	1,305	0.0(a)
Toray Industries, Inc.	(56,400)	(388,003)	2,323	0.0(a)

	(67,900)	(577,924)	3,628	0.0(a)

Consumer Finance
Aiful Corp.*	(64,900)	(132,283)	751	0.0(a)

Electrical Equipment
Fujikura Ltd.	(3,100)	(11,340)	115	0.0(a)
Nidec Corp.	(3,000)	(401,148)	4,634	0.0(a)

	(6,100)	(412,488)	4,749	0.0(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(3,600)	(377,180)	2,376	0.0(a)
Murata Manufacturing Co. Ltd.	(10,500)	(480,807)	(13,379)	(0.0)(a)
TDK Corp.	(5,100)	(391,565)	5,503	0.0(a)
Yaskawa Electric Corp.	(100)	(3,309)	46	0.0(a)

	(19,300)	(1,252,861)	(5,454)	(0.0)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(24,600)	(425,684)	2,142	0.0(a)
Tsuruha Holdings, Inc.	(4,100)	(417,345)	2,114	0.0(a)

	(28,700)	(843,029)	4,256	0.0(a)

Food Products
Yamazaki Baking Co. Ltd.	(31,500)	(478,337)	2,893	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(10,600)	(258,523)	1,727	0.0(a)
Kyoritsu Maintenance Co. Ltd.	(7,000)	(301,361)	2,022	0.0(a)

	(17,600)	(559,884)	3,749	0.0(a)

Household Durables
Panasonic Corp.	(46,200)	(389,566)	3,127	0.0(a)

Industrial Conglomerates
Toshiba Corp.	(2,200)	(70,195)	280	0.0(a)

Interactive Media & Services
LINE Corp.*	(2,100)	(66,769)	310	0.0(a)
Yahoo Japan Corp.	(130,700)	(382,811)	2,837	0.0(a)

	(132,800)	(449,580)	3,147	0.0(a)

Machinery
FANUC Corp.	(2,200)	(390,998)	3,946	0.0(a)
Komatsu Ltd.	(20,500)	(458,389)	2,433	0.0(a)
Makita Corp.	(11,900)	(392,366)	873	0.0(a)
MISUMI Group, Inc.	(2,700)	(60,592)	809	0.0(a)
Nabtesco Corp.	(1,600)	(43,103)	445	0.0(a)
SMC Corp.	(1,300)	(471,071)	5,241	0.0(a)

	(40,200)	(1,816,519)	13,747	0.0(a)

Metals & Mining
Hitachi Metals Ltd.	(2,300)	(24,181)	217	0.0(a)

Multiline Retail
Marui Group Co. Ltd.	(15,300)	(330,555)	1,632	0.0(a)

Personal Products
Shiseido Co. Ltd.	(5,400)	(397,357)	2,022	0.0(a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(11,300)	(388,900)	(11,333)	(0.0)(a)

Professional Services
Persol Holdings Co. Ltd.	(6,100)	(147,540)	1,441	0.0(a)

Road & Rail
Keio Corp.	(6,100)	(377,455)	1,587	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(2,500)	(174,230)	2,027	0.0	(a)
Tokyo Electron Ltd.	(2,700)	(457,306)	6,675	0.0	(a)
	(5,200)	(631,536)	8,702	0.0	(a)
Specialty Retail
Nitori Holdings Co. Ltd.	(3,000)	(404,597)	1,598	0.0	(a)
Total Short Positions of Total Return Basket Swaps	(622,600)	(10,177,798)	43,422	0.0	(a)
Total of Long and Short Positions of Total Return Basket Swaps	(615,000)	(9,811,712)	40,665	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35%) to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/29/2019	$2,158,701	$(12,781)	$—	$(12,781)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	47,259	183,979	(557)	(0.0)(a)
Food & Staples Retailing
Metcash Ltd.	108,135	207,820	(713)	(0.0)(a)
IT Services
Computershare Ltd.	51,931	559,415	(3,111)	(0.0)(a)
Metals & Mining
Alumina Ltd.	360,827	572,043	(5,355)	(0.0)(a)
Oil, Gas & Consumable Fuels
Beach Energy Ltd.	358,199	516,342	(5,411)	(0.0)(a)
Santos Ltd.	108,684	535,505	(1,855)	(0.0)(a)
Washington H Soul Pattinson & Co. Ltd.	30,542	472,829	(1,495)	(0.0)(a)
Woodside Petroleum Ltd.	21,492	506,802	(3,194)	(0.0)(a)
	518,917	2,031,478	(11,955)	(0.0)(a)
Specialty Retail
JB Hi-Fi Ltd.	27,590	565,958	(1,763)	(0.0)(a)
Total Long Positions of Total Return Basket Swaps	1,114,659	4,120,693	(23,454)	0.0(a)

Short Positions

Common Stocks
Chemicals
Nufarm Ltd.	(149,838)	(497,678)	2,359	0.0(a)
Diversified Financial Services
Challenger Ltd.	(11,905)	(57,351)	370	0.0(a)
Food Products
Costa Group Holdings Ltd.	(18,339)	(49,553)	235	0.0(a)
Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,115)	(29,350)	59	0.0(a)
Star Entertainment Grp Ltd. (The)	(129,668)	(365,981)	1,127	0.0(a)
	(130,783)	(395,331)	1,186	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

IT Services
NEXTDC Ltd.*	(25,324)	(118,275)	872	0.0(a)
Oil, Gas & Consumable Fuels
Oil Search Ltd.	(70,844)	(343,053)	1,403	0.0(a)
Software
Xero Ltd.*	(11,375)	(500,751)	4,248	0.0(a)
Total Short Positions of Total Return Basket Swaps	(418,408)	(1,961,992)	10,673	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	696,251	2,158,701	(12,781)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	11/29/2019	$1,645,825	$(55)	$—	$(55)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Diversified Telecommunication Services
Swisscom AG (Registered)	1,162	563,154	(583)	(0.0)(a)
Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	6,142	496,348	(2,028)	(0.0)(a)
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	2,708	622,723	(2,169)	(0.0)(a)
Pharmaceuticals
Novartis AG (Registered)	6,442	590,724	(1,690)	(0.0)(a)
Roche Holding AG	186	49,884	(50)	(0.0)(a)
	6,628	640,608	(1,740)	(0.0)(a)
Professional Services
Adecco Group AG (Registered)	9,695	528,950	(1,933)	(0.0)(a)
Real Estate Management & Development
PSP Swiss Property AG (Registered)	4,424	530,439	209	0.0(a)
Total Long Positions of Total Return Basket Swaps	30,759	3,382,222	(8,244)	0.0(a)

Short Positions

Common Stocks
Capital Markets
Julius Baer Group Ltd.	(9,485)	(405,319)	1,338	0.0(a)
Chemicals
Givaudan SA (Registered)	(146)	(388,300)	133	0.0(a)
Pharmaceuticals
Vifor Pharma AG	(3,147)	(465,776)	1,582	0.0(a)
Semiconductors & Semiconductor Equipment
ams AG*	(9,137)	(477,002)	5,136	0.0(a)
Total Short Positions of Total Return Basket Swaps	(21,915)	(1,736,397)	8,189	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	8,844	1,645,825	(55)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread of 0.20%, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/29/2019 - 12/31/2019	$7,898,089	$(19,395)	$—	$(19,395)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Aerospace & Defense
Cobham plc*	889,035	1,780,169	(6,981)	(0.0)(a)

Capital Markets
Sole Realisation Co. plc*‡	5,123	–	(1)	(0.0)(a)

Hotels, Restaurants & Leisure
EI Group plc*	169,127	577,948	–	0.0(a)
Merlin Entertainments plc(b)	509,301	2,786,050	(10,365)	(0.0)(a)

	678,428	3,363,998	(10,365)	(0.0)(a)

Pharmaceuticals
BTG plc*	175,636	1,786,688	–	0.0(a)

Specialty Retail
BCA Marketplace plc*	329,356	967,234	(2,048)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	2,077,578	7,898,089	(19,395)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/29/2019 – 4/30/2020	$(5,670,490)	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Insurance
Stewart Information Services Corp.	700	26,481	–	0.0(a)

Short Positions

Common Stocks

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

IT Services
Fidelity National Information Services, Inc.	(42,754)	(5,696,971)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(42,054)	(5,670,490)	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread of 0.20%, which is denominated in EUR based on the local currencies of the positions within the swaps.	7/31/2020	$3,491,865	$(5,530)	$—	$(5,530)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Media
Axel Springer SE	50,590	3,491,865	(5,530)	(0.0)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021 – 11/15/2021	$1,278,298	$(4,669)	$—	$(4,669)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Insurance
Prudential plc	62,131	1,278,298	(4,669)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$72,821,016	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Air Freight & Logistics
XPO Logistics, Inc.*	13,719	925,758	–	0.0(a)

Banks
LegacyTexas Financial Group, Inc.	101,591	4,341,999	–	0.0(a)

Biotechnology
Celgene Corp.*	21,095	1,937,787	–	0.0(a)
Ironwood Pharmaceuticals, Inc.*	24,200	257,246	–	0.0(a)
Spark Therapeutics, Inc.*	4,100	410,082	–	0.0(a)

	49,395	2,605,115	–	0.0(a)

Building Products
Apogee Enterprises, Inc.	8,100	328,536	–	0.0(a)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	125,785	4,071,661	–	0.0(a)

Communications Equipment
EchoStar Corp.*	21,300	969,576	–	0.0(a)
Finisar Corp.*	325,642	7,662,356	–	0.0(a)

	346,942	8,631,932	–	0.0(a)

Construction & Engineering
AECOM*	33,200	1,193,540	–	0.0(a)

Construction Materials
Eagle Materials, Inc.	13,400	1,109,252	–	0.0(a)

Diversified Consumer Services
Sotheby’s*	78,632	4,695,117	–	0.0(a)

Diversified Financial Services
Voya Financial, Inc.	13,861	778,572	–	0.0(a)

Electronic Equipment, Instruments & Components
Benchmark Electronics, Inc.	30,988	838,535	–	0.0(a)
Control4 Corp.*	65,392	1,563,523	–	0.0(a)
PCM, Inc.*	31,364	1,092,408	–	0.0(a)

	127,744	3,494,466	–	0.0(a)

Health Care Providers & Services
WellCare Health Plans, Inc.*	22,203	6,377,812	–	0.0(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	490,004	5,801,647	–	0.0(a)
Del Frisco’s Restaurant Group, Inc.*	82,936	660,171	–	0.0(a)

	572,940	6,461,818	–	0.0(a)

Household Products
Spectrum Brands Holdings, Inc.	14,496	726,395	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
Stewart Information Services Corp.	33,712	1,275,325	–	0.0(a)

Internet & Direct Marketing Retail
Shutterfly, Inc.*	84,100	4,263,029	–	0.0(a)

IT Services
Total System Services, Inc.	42,931	5,826,595	–	0.0(a)

Leisure Products
Brunswick Corp.	24,000	1,179,840	–	0.0(a)
Callaway Golf Co.*	14,700	269,598	–	0.0(a)

	38,700	1,449,438	–	0.0(a)

Life Sciences Tools & Services
Waters Corp.*	3,553	748,120	–	0.0(a)

Machinery
CIRCOR International, Inc.*	30,946	1,175,948	–	0.0(a)
WABCO Holdings, Inc.*	48,270	6,391,431	–	0.0(a)

	79,216	7,567,379	–	0.0(a)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	88,053	6,485,984	–	0.0(a)
Carrizo Oil & Gas, Inc.*	210,125	2,002,491	–	0.0(a)
Devon Energy Corp.	28,427	767,529	–	0.0(a)
QEP Resources, Inc.*	204,400	1,011,780	–	0.0(a)
Ship Finance International Ltd.	61,621	810,316	–	0.0(a)
Southwestern Energy Co.*	213,000	468,600	–	0.0(a)

	805,626	11,546,700	–	0.0(a)

Pharmaceuticals
Allergan plc	34,208	5,490,384	–	0.0(a)

Professional Services
WageWorks, Inc.*	69,226	3,542,294	–	0.0(a)

Road & Rail
Genesee & Wyoming, Inc.*	35,122	3,856,747	–	0.0(a)

Semiconductors & Semiconductor Equipment
Versum Materials, Inc.	122,906	6,388,654	–	0.0(a)

Software
Tableau Software, Inc.*	34,697	5,882,182	–	0.0(a)

Specialty Retail
Asbury Automotive Group, Inc.*	4,900	451,192	–	0.0(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	65,663	2,274,566	–	0.0(a)
Stratasys Ltd.*	63,300	1,765,437	–	0.0(a)

	128,963	4,040,003	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	3,039,868	108,070,015	–	0.0(a)

Short Positions

Common Stocks
Banks
BB&T Corp.	(63,696)	(3,282,255)	–	0.0(a)
Prosperity Bancshares, Inc.	(53,104)	(3,684,886)	–	0.0(a)

	(116,800)	(6,967,141)	–	0.0(a)

Biotechnology
AbbVie, Inc.	(29,328)	(1,953,831)	–	0.0(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(58,025)	(2,303,593)	–	0.0(a)

Health Care Providers & Services
Centene Corp.*	(74,296)	(3,870,079)	–	0.0(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(43,610)	(1,967,683)	–	0.0(a)

Insurance
Fidelity National Financial, Inc.	(19,919)	(854,127)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

IT Services
Global Payments, Inc.	(39,639)	(6,656,181)	–	0.0(a)

Machinery
Hillenbrand, Inc.	(21,929)	(738,788)	–	0.0(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(374,592)	(1,842,993)	–	0.0(a)
Occidental Petroleum Corp.	(25,576)	(1,313,583)	–	0.0(a)

	(400,168)	(3,156,576)	–	0.0(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	(20,884)	(927,458)	–	0.0(a)

Software
salesforce.com, Inc.*	(37,887)	(5,853,542)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(862,485)	(35,248,999)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	2,177,383	72,821,016	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.23% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/3/2019 – 3/12/2021	$11,804,906	$(98,018)	$—	$(98,018)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Electrical Equipment
OSRAM Licht AG	150,745	5,674,054	(66,436)	(0.0)(a)

Food & Staples Retailing
METRO AG	115,505	1,776,678	(13,419)	(0.0)(a)

IT Services
Altran Technologies SA	276,011	4,354,174	(18,163)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	542,261	11,804,906	(98,018)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$484,815	$(7,889)	$—	$(7,889)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
South32 Ltd.	573,821	1,220,955	(11,204)	(0.0)(a)

Short Positions

Common Stocks
Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(748,313)	(736,140)	3,315	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(174,492)	484,815	(7,889)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$4,947,922	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
WestJet Airlines Ltd.	174,310	4,062,567	–	0.0(a)

Multiline Retail
Hudson’s Bay Co.	118,991	885,355	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	293,301	4,947,922	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.23% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/12/2021	$9,448,164	$1,102	$—	$1,102

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Air France-KLM*	65,339	681,640	–	0.0(a)
Automobiles
Peugeot SA	14,627	345,241	(622)	(0.0)(a)
Chemicals
Covestro AG(b)	2,048	92,367	(835)	(0.0)(a)
Koninklijke DSM NV	4,228	523,799	(4,150)	(0.0)(a)
	6,276	616,166	(4,985)	(0.0)(a)
Commercial Services & Supplies
Societe BIC SA	6,369	443,848	373	0.0(a)
SPIE SA	34,900	646,892	(1,779)	(0.0)(a)
	41,269	1,090,740	(1,406)	(0.0)(a)
Construction & Engineering
ACS Actividades de Construccion y Servicios SA	15,535	627,719	(1,700)	(0.0)(a)
Eiffage SA	5,243	518,073	(572)	(0.0)(a)
HOCHTIEF AG	3,198	362,392	(1,539)	(0.0)(a)
	23,976	1,508,184	(3,811)	(0.0)(a)
Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	37,310	611,178	(3,398)	(0.0)(a)
Electric Utilities
EDP - Energias de Portugal SA	138,446	506,798	(2,177)	(0.0)(a)
Enel SpA	41,381	283,072	(897)	(0.0)(a)
Red Electrica Corp. SA	29,044	547,591	(2,203)	(0.0)(a)
Terna Rete Elettrica Nazionale SpA	97,834	595,797	(299)	(0.0)(a)
	306,705	1,933,258	(5,576)	(0.0)(a)
Electrical Equipment
Signify NV(b)	17,785	483,340	–	0.0(a)
Energy Equipment & Services
SBM Offshore NV	27,770	549,488	(2,320)	(0.0)(a)
Food & Staples Retailing
Koninklijke Ahold Delhaize NV	24,586	558,420	1,702	0.0(a)
Gas Utilities
Enagas SA	18,672	407,314	634	0.0(a)
Health Care Equipment & Supplies
Koninklijke Philips NV	11,484	538,722	(1,381)	(0.0)(a)
Independent Power and Renewable Electricity Producers
Uniper SE	17,208	530,166	(2,261)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
Ageas	9,760	523,980	(1,866)	(0.0)(a)
ASR Nederland NV	13,410	503,901	(1,269)	(0.0)(a)
NN Group NV	16,015	601,701	(1,604)	(0.0)(a)
UnipolSai Assicurazioni SpA	230,621	601,235	9	0.0(a)
	269,806	2,230,817	(4,730)	(0.0)(a)
Media
Eutelsat Communications SA	23,986	458,532	(1,357)	(0.0)(a)
Mediaset Espana Comunicacion SA	71,189	417,916	(1,491)	(0.0)(a)
ProSiebenSat.1 Media SE	17,744	229,201	(1,207)	(0.0)(a)
	112,919	1,105,649	(4,055)	(0.0)(a)
Multi-Utilities
A2A SpA	292,670	511,582	(316)	(0.0)(a)
Engie SA	33,565	516,548	(669)	(0.0)(a)
RWE AG	20,545	555,103	(1,199)	(0.0)(a)
	346,780	1,583,233	(2,184)	(0.0)(a)
Oil, Gas & Consumable Fuels
Eni SpA	30,356	474,200	(3,112)	(0.0)(a)
Neste OYJ	14,740	487,839	(1,513)	(0.0)(a)
OMV AG	10,240	512,379	(1,241)	(0.0)(a)
Repsol SA	32,046	508,276	(2,031)	(0.0)(a)
	87,382	1,982,694	(7,897)	(0.0)(a)
Paper & Forest Products
UPM-Kymmene OYJ	14,202	382,815	(1,578)	(0.0)(a)
Pharmaceuticals
Merck KGaA	4,835	493,140	(1,630)	(0.0)(a)
UCB SA	6,337	494,137	(1,267)	(0.0)(a)
	11,172	987,277	(2,897)	(0.0)(a)
Real Estate Management & Development
TAG Immobilien AG*	26,443	622,502	(2,757)	(0.0)(a)
Semiconductors & Semiconductor Equipment
Siltronic AG	4,370	342,018	–	0.0(a)
Transportation Infrastructure
Aena SME SA(b)	2,689	487,468	(1,012)	(0.0)(a)
Total Long Positions of Total Return Basket Swaps	1,488,770	19,578,330	(50,534)	0.0(a)

Short Positions

Common Stocks
Automobiles
Daimler AG (Registered)	(6,629)	(344,130)	–	0.0(a)
Banks
Banco Espirito Santo SA (Registered)*‡	(35,937)	–	–	0.0(a)
Bankia SA	(127,841)	(253,456)	218	0.0(a)
	(163,778)	(253,456)	218	0.0(a)
Beverages
Anheuser-Busch InBev SA/NV	(4,353)	(437,636)	1,209	0.0(a)
Chemicals
Wacker Chemie AG	(5,722)	(422,770)	4,792	0.0(a)
Construction & Engineering
Ferrovial SA	(15,841)	(412,084)	889	0.0(a)
Diversified Financial Services
Wendel SA	(838)	(115,465)	493	0.0(a)
Diversified Telecommunication Services
Iliad SA	(1,240)	(128,196)	561	0.0(a)
United Internet AG (Registered)	(11,458)	(339,866)	3,490	0.0(a)
	(12,698)	(468,062)	4,051	0.0(a)
Electric Utilities
Fortum OYJ	(18,435)	(422,892)	1,585	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Food & Staples Retailing
Jeronimo Martins SGPS SA	(28,565)	(460,927)	904	0.0(a)
Food Products
Kerry Group plc	(3,377)	(394,021)	–	0.0(a)
Health Care Providers & Services
Orpea	(3,118)	(389,555)	1,514	0.0(a)
Hotels, Restaurants & Leisure
Elior Group SA(b)	(28,677)	(375,032)	516	0.0(a)
Flutter Entertainment plc	(2,416)	(191,442)	–	0.0(a)
	(31,093)	(566,474)	516	0.0(a)
Independent Power and Renewable Electricity Producers
Solaria Energia y Medio Ambiente SA*	(411)	(2,430)	16	0.0(a)
Internet & Direct Marketing Retail
Rocket Internet SE*(b)	(16,226)	(456,534)	1,861	0.0(a)
Machinery
ANDRITZ AG	(10,691)	(380,792)	2,187	0.0(a)
GEA Group AG	(4,490)	(111,442)	1,138	0.0(a)
Wartsila OYJ Abp	(29,345)	(368,682)	1,159	0.0(a)
	(44,526)	(860,916)	4,484	0.0(a)
Media
Altice Europe NV*	(119,374)	(444,411)	925	0.0(a)
Metals & Mining
Aurubis AG	(10,022)	(435,270)	3,622	0.0(a)
Outokumpu OYJ	(124,826)	(357,197)	3,459	0.0(a)
thyssenkrupp AG	(14,425)	(184,604)	2,068	0.0(a)
	(149,273)	(977,071)	9,149	0.0(a)
Professional Services
Teleperformance	(2,066)	(433,627)	–	0.0(a)
Semiconductors & Semiconductor Equipment
AIXTRON SE*	(51,358)	(573,211)	7,829	0.0(a)
SOITEC*	(2,366)	(245,529)	2,375	0.0(a)
	(53,724)	(818,740)	10,204	0.0(a)
Technology Hardware, Storage & Peripherals
S&T AG	(17,411)	(406,391)	3,374	0.0(a)
Trading Companies & Distributors
Kloeckner & Co. SE	(71,953)	(353,111)	5,323	0.0(a)
Transportation Infrastructure
Getlink SE	(18,190)	(262,650)	129	0.0(a)
Wireless Telecommunication Services
1&1 Drillisch AG	(14,123)	(426,813)	–	0.0(a)
Total Short Positions of Total Return Basket Swaps	(801,724)	(10,130,166)	51,636	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	687,046	9,448,164	1,102	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021	$(565,993)	$2,342	$—	$2,342

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Capital Markets
3i Group plc		18,275	246,256	(989)	(0.0)(a)

Food Products
Tate & Lyle plc		65,984	604,319	(1,838)	(0.0)(a)

Household Durables
Berkeley Group Holdings plc		5,397	253,836	(688)	(0.0)(a)

Metals & Mining
Rio Tinto plc		1,683	95,042	(1,112)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps		91,339	1,199,453	(4,627)	0.0(a)

Short Positions

Common Stocks
Capital Markets
IG Group Holdings plc		(54,301)	(377,445)	146	0.0(a)
St James’s Place plc		(3,470)	(41,407)	117	0.0(a)

		(57,771)	(418,852)	263	0.0(a)

Electrical Equipment
Melrose Industries plc		(169,963)	(383,592)	2,819	0.0(a)

Metals & Mining
Fresnillo plc		(9,950)	(71,815)	907	0.0(a)

Multiline Retail
B&M European Value Retail SA		(29,657)	(133,118)	326	0.0(a)

Professional Services
Capita plc		(268,811)	(379,116)	1,887	0.0(a)

Water Utilities
Severn Trent plc		(15,496)	(378,953)	767	0.0(a)

Total Short Positions of Total Return Basket Swaps		(551,648)	(1,765,446)	6,969	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps		(460,309)	(565,993)	2,342	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$(55,702,335)	$(1)	$—	$(1)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Banks
Popular, Inc.		10,500	604,380	–	0.0(a)

Commercial Services & Supplies
Deluxe Corp.		1,362	60,772	–	0.0(a)

Communications Equipment
Cisco Systems, Inc.		1,808	100,163	–	0.0(a)

Consumer Finance
Santander Consumer USA Holdings, Inc.		20,543	552,812	–	0.0(a)

Electrical Equipment
nVent Electric plc		18,525	459,235	–	0.0(a)

Electronic Equipment, Instruments & Components
Zebra Technologies Corp.*		2,701	569,614	–	0.0(a)

Food Products
Cal-Maine Foods, Inc.		12,954	515,181	–	0.0(a)

Health Care Providers & Services
Chemed Corp.		1,173	475,523	–	0.0(a)
UnitedHealth Group, Inc.		1,425	354,839	–	0.0(a)

		2,598	830,362	–	0.0(a)

IT Services
Mastercard, Inc.		1,917	521,942	–	0.0(a)

Oil, Gas & Consumable Fuels
Marathon Oil Corp.		19,748	277,854	–	0.0(a)

Pharmaceuticals
Jazz Pharmaceuticals plc*		3,150	439,047	–	0.0(a)
Johnson & Johnson		2,550	332,061	–	0.0(a)

		5,700	771,108	–	0.0(a)

Professional Services
Korn Ferry		6,378	250,528	–	0.0(a)
Navigant Consulting, Inc.		25,270	615,577	–	0.0(a)
Robert Half International, Inc.		5,858	353,882	–	0.0(a)

		37,506	1,219,987	–	0.0(a)

Semiconductors & Semiconductor Equipment
Intel Corp.		11,014	556,758	–	0.0(a)

Specialty Retail
Foot Locker, Inc.		6,913	283,848	–	0.0(a)
Williams-Sonoma, Inc.		6,343	422,951	–	0.0(a)

		13,256	706,799	–	0.0(a)

Technology Hardware, Storage & Peripherals
Apple, Inc.		1,063	226,461	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Textiles, Apparel & Luxury Goods
Columbia Sportswear Co.	3,805	403,254	–	0.0(a)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.	7,489	532,093	–	0.0(a)
Total Long Positions of Total Return Basket Swaps	172,489	8,908,775	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(3,455)	(228,721)	–	0.0(a)
Kratos Defense & Security Solutions, Inc.*	(20,363)	(501,948)	–	0.0(a)
Mercury Systems, Inc.*	(5,767)	(470,126)	–	0.0(a)
	(29,585)	(1,200,795)	–	0.0(a)
Air Freight & Logistics
Air Transport Services Group, Inc.*	(17,438)	(406,480)	–	0.0(a)
FedEx Corp.	(2,974)	(507,156)	–	0.0(a)
	(20,412)	(913,636)	–	0.0(a)
Airlines
American Airlines Group, Inc.	(12,496)	(381,253)	–	0.0(a)
Auto Components
Autoliv, Inc.	(7,072)	(510,245)	–	0.0(a)
Veoneer, Inc.*	(25,331)	(459,757)	–	0.0(a)
	(32,403)	(970,002)	–	0.0(a)
Banks
Pacific Premier Bancorp, Inc.	(13,057)	(412,993)	–	0.0(a)
Beverages
Brown-Forman Corp.	(7,186)	(393,864)	–	0.0(a)
Constellation Brands, Inc.	(2,257)	(444,223)	–	0.0(a)
	(9,443)	(838,087)	–	0.0(a)
Capital Markets
Charles Schwab Corp. (The)	(10,260)	(443,437)	–	0.0(a)
Interactive Brokers Group, Inc.	(9,768)	(500,708)	–	0.0(a)
PJT Partners, Inc.	(10,674)	(450,016)	–	0.0(a)
SEI Investments Co.	(7,183)	(428,035)	–	0.0(a)
WisdomTree Investments, Inc.	(69,881)	(433,262)	–	0.0(a)
	(107,766)	(2,255,458)	–	0.0(a)
Chemicals
Albemarle Corp.	(6,156)	(449,142)	–	0.0(a)
International Flavors & Fragrances, Inc.	(2,826)	(406,916)	–	0.0(a)
Livent Corp.*	(40,916)	(263,499)	–	0.0(a)
Orion Engineered Carbons SA	(24,066)	(468,805)	–	0.0(a)
RPM International, Inc.	(722)	(48,973)	–	0.0(a)
	(74,686)	(1,637,335)	–	0.0(a)
Commercial Services & Supplies
Brink’s Co. (The)	(4,676)	(421,588)	–	0.0(a)
Cimpress NV*	(5,286)	(509,835)	–	0.0(a)
Stericycle, Inc.*	(9,499)	(436,574)	–	0.0(a)
	(19,461)	(1,367,997)	–	0.0(a)
Communications Equipment
Extreme Networks, Inc.*	(67,458)	(549,108)	–	0.0(a)
Infinera Corp.*	(62,425)	(240,960)	–	0.0(a)
ViaSat, Inc.*	(769)	(62,743)	–	0.0(a)
	(130,652)	(852,811)	–	0.0(a)
Construction & Engineering
Dycom Industries, Inc.*	(2,698)	(148,822)	–	0.0(a)
Tutor Perini Corp.*	(27,371)	(357,465)	–	0.0(a)
WillScot Corp.*	(26,381)	(419,985)	–	0.0(a)
	(56,450)	(926,272)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Construction Materials
Martin Marietta Materials, Inc.	(1,496)	(370,634)	–	0.0(a	)
Summit Materials, Inc.*	(21,724)	(400,590)	–	0.0(a	)
Vulcan Materials Co.	(1,434)	(198,394)	–	0.0(a	)

	(24,654)	(969,618)	–	0.0(a	)

Consumer Finance
Green Dot Corp.*	(8,296)	(420,524)	–	0.0(a	)
LendingClub Corp.*	(32,226)	(476,301)	–	0.0(a	)

	(40,522)	(896,825)	–	0.0(a	)

Containers & Packaging
AptarGroup, Inc.	(3,231)	(391,016)	–	0.0(a	)
Avery Dennison Corp.	(3,461)	(397,565)	–	0.0(a	)
Graphic Packaging Holding Co.	(28,457)	(422,871)	–	0.0(a	)

	(35,149)	(1,211,452)	–	0.0(a	)

Diversified Telecommunication Services
Iridium Communications, Inc.*	(18,910)	(481,070)	–	0.0(a	)

Electric Utilities
Edison International	(5,769)	(430,021)	–	0.0(a	)

Electrical Equipment
GrafTech International Ltd.	(37,674)	(431,367)	–	0.0(a	)
Sunrun, Inc.*	(20,392)	(388,468)	–	0.0(a	)
TPI Composites, Inc.*	(18,691)	(477,929)	–	0.0(a	)
Vicor Corp.*	(13,114)	(387,650)	–	0.0(a	)

	(89,871)	(1,685,414)	–	0.0(a	)

Electronic Equipment, Instruments & Components
Flex Ltd.*	(50,730)	(565,639)	–	0.0(a	)
II-VI, Inc.*	(13,480)	(535,156)	–	0.0(a	)
Itron, Inc.*	(7,582)	(470,084)	–	0.0(a	)
KEMET Corp.	(21,642)	(435,437)	–	0.0(a	)
Plexus Corp.*	(7,963)	(475,471)	–	0.0(a	)

	(101,397)	(2,481,787)	–	0.0(a	)

Energy Equipment & Services
Forum Energy Technologies, Inc.*	(72,910)	(191,024)	–	0.0(a	)
Nabors Industries Ltd.	(144,211)	(426,865)	–	0.0(a	)
National Oilwell Varco, Inc.	(17,229)	(410,395)	–	0.0(a	)
Superior Energy Services, Inc.*	(120,059)	(108,918)	–	0.0(a	)
Valaris plc	(41,250)	(337,837)	–	0.0(a	)

	(395,659)	(1,475,039)	–	0.0(a	)

Entertainment
Netflix, Inc.*	(330)	(106,587)	–	0.0(a	)
Spotify Technology SA*	(2,752)	(426,395)	–	0.0(a	)

	(3,082)	(532,982)	–	0.0(a	)

Food & Staples Retailing
PriceSmart, Inc.	(8,933)	(544,913)	–	0.0(a	)

Food Products
Calavo Growers, Inc.	(4,876)	(431,233)	–	0.0(a	)
Hain Celestial Group, Inc. (The)*	(19,552)	(425,647)	–	0.0(a	)
Kellogg Co.	(7,344)	(427,568)	–	0.0(a	)
Kraft Heinz Co. (The)	(11,548)	(369,652)	–	0.0(a	)

	(43,320)	(1,654,100)	–	0.0(a	)

Gas Utilities
South Jersey Industries, Inc.	(11,781)	(401,143)	–	0.0(a	)
Southwest Gas Holdings, Inc.	(4,450)	(395,650)	–	0.0(a	)

	(16,231)	(796,793)	–	0.0(a	)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Equipment & Supplies
ABIOMED, Inc.*	(1,716)	(478,009)	–	0.0(a	)
AtriCure, Inc.*	(12,662)	(406,197)	–	0.0(a	)
Avanos Medical, Inc.*	(10,572)	(430,492)	–	0.0(a	)
Axogen, Inc.*	(19,328)	(347,517)	–	0.0(a	)
Cardiovascular Systems, Inc.*	(11,014)	(504,772)	–	0.0(a	)
Cerus Corp.*	(35,420)	(207,207)	–	0.0(a	)
CryoLife, Inc.*	(13,291)	(383,046)	–	0.0(a	)
Insulet Corp.*	(3,432)	(421,930)	–	0.0(a	)
iRhythm Technologies, Inc.*	(5,693)	(473,316)	–	0.0(a	)
Nevro Corp.*	(5,616)	(375,486)	–	0.0(a	)
Penumbra, Inc.*	(57)	(9,553)	–	0.0(a	)
Tactile Systems Technology, Inc.*	(7,274)	(420,001)	–	0.0(a	)
ViewRay, Inc.*	(22,255)	(199,405)	–	0.0(a	)
Wright Medical Group NV*	(13,636)	(393,535)	–	0.0(a	)

	(161,966)	(5,050,466)	–	0.0(a	)

Health Care Providers & Services
Brookdale Senior Living, Inc.*	(49,969)	(389,258)	–	0.0(a	)
PetIQ, Inc.*	(11,774)	(403,142)	–	0.0(a	)

	(61,743)	(792,400)	–	0.0(a	)

Health Care Technology
Evolent Health, Inc.*	(32,041)	(218,520)	–	0.0(a	)
Inspire Medical Systems, Inc.*	(6,080)	(411,190)	–	0.0(a	)
Teladoc Health, Inc.*	(495)	(33,779)	–	0.0(a	)
Vocera Communications, Inc.*	(13,840)	(355,273)	–	0.0(a	)

	(52,456)	(1,018,762)	–	0.0(a	)

Hotels, Restaurants & Leisure
PlayAGS, Inc.*	(23,758)	(445,700)	–	0.0(a	)
Red Rock Resorts, Inc.	(5,941)	(123,810)	–	0.0(a	)
Scientific Games Corp.*	(22,068)	(451,291)	–	0.0(a	)

	(51,767)	(1,020,801)	–	0.0(a	)

Household Durables
Cavco Industries, Inc.*	(2,907)	(515,557)	–	0.0(a	)
iRobot Corp.*	(1,913)	(139,840)	–	0.0(a	)
LGI Homes, Inc.*	(6,273)	(440,929)	–	0.0(a	)
Mohawk Industries, Inc.*	(3,118)	(388,783)	–	0.0(a	)

	(14,211)	(1,485,109)	–	0.0(a	)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(7,680)	(503,424)	–	0.0(a	)

Insurance
Markel Corp.*	(104)	(115,849)	–	0.0(a	)

Interactive Media & Services
Cargurus, Inc.*	(11,277)	(420,294)	–	0.0(a	)
Eventbrite, Inc.*	(25,276)	(447,132)	–	0.0(a	)
Snap, Inc.*	(13,816)	(232,109)	–	0.0(a	)
TrueCar, Inc.*	(54,375)	(276,225)	–	0.0(a	)
Zillow Group, Inc.*	(8,185)	(408,923)	–	0.0(a	)

	(112,929)	(1,784,683)	–	0.0(a	)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(23,623)	(474,822)	–	0.0(a	)
GrubHub, Inc.*	(5,894)	(398,611)	–	0.0(a	)
Quotient Technology, Inc.*	(34,891)	(367,054)	–	0.0(a	)
Wayfair, Inc.*	(924)	(121,192)	–	0.0(a	)

	(65,332)	(1,361,679)	–	0.0(a	)

IT Services
InterXion Holding NV*	(5,245)	(394,948)	–	0.0(a	)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Alamo Group, Inc.	(4,475)	(438,058)	–	0.0(a	)
Astec Industries, Inc.	(14,358)	(469,363)	–	0.0(a	)
Deere & Co.	(2,472)	(409,487)	–	0.0(a	)
Evoqua Water Technologies Corp.*	(29,310)	(416,788)	–	0.0(a	)
Navistar International Corp.*	(1,391)	(43,455)	–	0.0(a	)
REV Group, Inc.	(28,990)	(422,384)	–	0.0(a	)
Wabtec Corp.	(5,561)	(431,978)	–	0.0(a	)

	(86,557)	(2,631,513)	–	0.0(a	)

Marine
Kirby Corp.*	(5,330)	(417,659)	–	0.0(a	)

Media
Altice USA, Inc.*	(16,265)	(419,800)	–	0.0(a	)
Liberty Broadband Corp.*	(1,379)	(137,224)	–	0.0(a	)
Liberty Latin America Ltd.*	(26,380)	(432,632)	–	0.0(a	)

	(44,024)	(989,656)	–	0.0(a	)

Metals & Mining
Century Aluminum Co.*	(60,159)	(432,543)	–	0.0(a	)
Coeur Mining, Inc.*	(33,172)	(152,591)	–	0.0(a	)
Constellium SE*	(41,366)	(496,806)	–	0.0(a	)
Hecla Mining Co.	(304,965)	(564,185)	–	0.0(a	)
United States Steel Corp.	(10,082)	(151,533)	–	0.0(a	)

	(449,744)	(1,797,658)	–	0.0(a	)

Multi-Utilities
MDU Resources Group, Inc.	(15,480)	(413,935)	–	0.0(a	)
NiSource, Inc.	(7,548)	(224,100)	–	0.0(a	)
Sempra Energy	(2,899)	(392,612)	–	0.0(a	)

	(25,927)	(1,030,647)	–	0.0(a	)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(14,317)	(219,193)	–	0.0(a	)
Callon Petroleum Co.*	(51,856)	(255,131)	–	0.0(a	)
Centennial Resource Development, Inc.*	(42,432)	(252,470)	–	0.0(a	)
Cheniere Energy, Inc.*	(6,140)	(400,021)	–	0.0(a	)
Concho Resources, Inc.	(3,776)	(368,840)	–	0.0(a	)
Extraction Oil & Gas, Inc.*	(80,829)	(299,876)	–	0.0(a	)
Golar LNG Ltd.	(20,187)	(341,968)	–	0.0(a	)
Matador Resources Co.*	(11,904)	(209,868)	–	0.0(a	)
Noble Energy, Inc.	(16,634)	(367,279)	–	0.0(a	)
Oasis Petroleum, Inc.*	(63,220)	(307,881)	–	0.0(a	)
Parsley Energy, Inc.*	(12,300)	(204,057)	–	0.0(a	)
SM Energy Co.	(31,174)	(310,805)	–	0.0(a	)
Targa Resources Corp.	(10,389)	(404,236)	–	0.0(a	)
WPX Energy, Inc.*	(27,791)	(290,138)	–	0.0(a	)

	(392,949)	(4,231,763)	–	0.0(a	)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(7,998)	(173,317)	–	0.0(a	)
Amneal Pharmaceuticals, Inc.*	(59,888)	(219,190)	–	0.0(a	)
Catalent, Inc.*	(7,352)	(415,314)	–	0.0(a	)
Intersect ENT, Inc.*	(20,023)	(395,855)	–	0.0(a	)
Intra-Cellular Therapies, Inc.*	(22,063)	(184,226)	–	0.0(a	)
MyoKardia, Inc.*	(7,699)	(419,056)	–	0.0(a	)
Reata Pharmaceuticals, Inc.*	(4,704)	(426,418)	–	0.0(a	)
Revance Therapeutics, Inc.*	(27,739)	(348,957)	–	0.0(a	)
Theravance Biopharma, Inc.*	(10,091)	(210,397)	–	0.0(a	)
WaVe Life Sciences Ltd.*	(9,841)	(210,696)	–	0.0(a	)
Zogenix, Inc.*	(10,331)	(497,644)	–	0.0(a	)

	(187,729)	(3,501,070)	–	0.0(a	)

Professional Services
Equifax, Inc.	(2,942)	(409,203)	–	0.0(a	)

Road & Rail
Avis Budget Group, Inc.*	(11,570)	(421,032)	–	0.0(a	)
Hertz Global Holdings, Inc.*	—	(5)	(1)	(0.0(a	)
JB Hunt Transport Services, Inc.	(4,908)	(502,432)	–	0.0(a	)

	(16,478)	(923,469)	(1)	(0.0)(a	)

Semiconductors & Semiconductor Equipment
Brooks Automation, Inc.	(12,191)	(473,011)	–	0.0(a	)
Cohu, Inc.	(25,980)	(393,857)	–	0.0(a	)
Cree, Inc.*	(6,679)	(415,300)	–	0.0(a	)
MACOM Technology Solutions Holdings, Inc.*	(29,575)	(580,262)	–	0.0(a	)
Marvell Technology Group Ltd.	(16,358)	(429,561)	–	0.0(a	)
Silicon Laboratories, Inc.*	(4,549)	(510,443)	–	0.0(a	)

	(95,332)	(2,802,434)	–	0.0(a	)

Software
2U, Inc.*	(10,445)	(133,696)	–	0.0(a	)
Appian Corp.*	(10,584)	(415,845)	–	0.0(a	)
Autodesk, Inc.*	(2,362)	(368,874)	–	0.0(a	)
Benefitfocus, Inc.*	(4,501)	(112,480)	–	0.0(a	)
Box, Inc.*	(11,634)	(192,426)	–	0.0(a	)
Cloudera, Inc.*	(78,831)	(471,409)	–	0.0(a	)
FireEye, Inc.*	(14,164)	(212,460)	–	0.0(a	)
ForeScout Technologies, Inc.*	(12,496)	(466,851)	–	0.0(a	)
Instructure, Inc.*	(10,678)	(423,810)	–	0.0(a	)
Pivotal Software, Inc.*	(37,205)	(352,703)	–	0.0(a	)
Q2 Holdings, Inc.*	(837)	(66,851)	–	0.0(a	)
Yext, Inc.*	(23,066)	(480,004)	–	0.0(a	)

	(216,803)	(3,697,409)	–	0.0(a	)

Specialty Retail
CarMax, Inc.*	(4,913)	(431,165)	–	0.0(a	)
Floor & Decor Holdings, Inc.*	(9,584)	(375,214)	–	0.0(a	)
National Vision Holdings, Inc.*	(13,884)	(438,595)	–	0.0(a	)

	(28,381)	(1,244,974)	–	0.0(a	)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(22,562)	(203,509)	–	0.0(a	)
Pure Storage, Inc.*	(23,151)	(350,506)	–	0.0(a	)

	(45,713)	(554,015)	–	0.0(a	)

Trading Companies & Distributors
AerCap Holdings NV*	(9,247)	(504,239)	–	0.0(a	)
Herc Holdings, Inc.*	(4,801)	(216,724)	–	0.0(a	)
SiteOne Landscape Supply, Inc.*	(2,661)	(196,568)	–	0.0(a	)
Watsco, Inc.	(2,472)	(401,997)	–	0.0(a	)

	(19,181)	(1,319,528)	–	0.0(a	)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Water Utilities
Aqua America, Inc.	(2,201)	(92,332)	–	0.0(a)
California Water Service Group	(2,032)	(108,489)	–	0.0(a)
SJW Group	(6,388)	(414,517)	–	0.0(a)

	(10,621)	(615,338)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(3,451,052)	(64,611,110)	(1)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(3,278,563)	(55,702,335)	(1)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$2,692,063	$–	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Chemicals
Methanex Corp.	10,961	431,447	–	0.0(a)

IT Services
CGI, Inc.*	6,684	514,442	–	0.0(a)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	19,695	498,866	–	0.0(a)
Imperial Oil Ltd.	19,228	526,520	–	0.0(a)
Suncor Energy, Inc.	16,302	467,765	–	0.0(a)

	55,225	1,493,151	–	0.0(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	14,860	585,257	–	0.0(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	6,299	232,478	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	94,029	3,256,775	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(57,665)	(99,181)	–	0.0(a)

Metals & Mining
Franco-Nevada Corp.	(843)	(73,263)	–	0.0(a)

Multi-Utilities
Canadian Utilities Ltd.	(14,405)	(392,268)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(72,913)	(564,712)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	21,116	2,692,063	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/12/2021	$14,153,037	$(82,866)	$—	$(82,866)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Japan Airlines Co. Ltd.		18,100	566,807	(3,362)	(0.0)(a)

Auto Components
TS Tech Co. Ltd.		18,800	517,549	(3,473)	(0.0)(a)
Yokohama Rubber Co. Ltd. (The)		28,000	515,167	(2,418)	(0.0)(a)

		46,800	1,032,716	(5,891)	(0.0)(a)

Beverages
Asahi Group Holdings Ltd.		12,800	554,432	(2,679)	(0.0)(a)
Suntory Beverage & Food Ltd.		13,800	547,562	(2,332)	(0.0)(a)

		26,600	1,101,994	(5,011)	(0.0)(a)

Chemicals
Daicel Corp.		57,200	484,030	(2,846)	(0.0)(a)
Kureha Corp.*		9,000	596,204	(3,576)	(0.0)(a)
Mitsui Chemicals, Inc.		22,300	509,941	(4,154)	(0.0)(a)
NOF Corp.*		15,800	565,550	(2,314)	(0.0)(a)
Showa Denko KK		18,500	496,305	(5,009)	(0.0)(a)
Tokuyama Corp.		20,700	476,475	(4,350)	(0.0)(a)
Ube Industries Ltd.		29,200	607,958	(3,742)	(0.0)(a)
Zeon Corp.		48,400	559,737	(7,057)	(0.1)

		221,100	4,296,200	(33,048)	(0.1)

Construction & Engineering
COMSYS Holdings Corp.		24,000	605,534	(3,125)	(0.0)(a)
Hazama Ando Corp.		92,700	639,017	(3,467)	(0.0)(a)
Kyowa Exeo Corp.		22,500	540,391	(2,927)	(0.0)(a)
Obayashi Corp.		53,500	506,700	(2,777)	(0.0)(a)
Sumitomo Mitsui Construction Co. Ltd.		107,300	570,350	(2,692)	(0.0)(a)
Taisei Corp.		15,600	538,211	(2,389)	(0.0)(a)

		315,600	3,400,203	(17,377)	(0.0)(a)

Construction Materials
Taiheiyo Cement Corp.		18,600	522,387	(3,350)	(0.0)(a)

Containers & Packaging
Rengo Co. Ltd.		76,000	577,114	(3,417)	(0.0)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.		13,900	492,822	(4,455)	(0.0)(a)
Japan Aviation Electronics Industry Ltd.		44,600	621,157	(4,448)	(0.0)(a)

		58,500	1,113,979	(8,903)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Entertainment
Capcom Co. Ltd.	27,700	578,396	(5,190)	(0.0)(a)
GungHo Online Entertainment, Inc.	18,420	486,012	(1,960)	(0.0)(a)

	46,120	1,064,408	(7,150)	(0.0)(a)

Food & Staples Retailing
FamilyMart UNY Holdings Co. Ltd.	21,000	448,345	(1,420)	(0.0)(a)

Food Products
Nippon Suisan Kaisha Ltd.*	82,600	520,534	(2,597)	(0.0)(a)

Health Care Equipment & Supplies
Hoya Corp.	7,900	605,787	(4,558)	(0.0)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	19,400	467,734	(3,223)	(0.0)(a)
Ship Healthcare Holdings, Inc.	11,800	530,248	(3,404)	(0.0)(a)
Suzuken Co. Ltd.	9,400	518,006	(3,016)	(0.0)(a)

	40,600	1,515,988	(9,643)	(0.0)(a)

Hotels, Restaurants & Leisure
Round One Corp.	41,800	635,334	(2,481)	(0.0)(a)
Sushiro Global Holdings Ltd.*	8,600	527,453	(2,192)	(0.0)(a)

	50,400	1,162,787	(4,673)	(0.0)(a)

Household Durables
Nikon Corp.	37,500	506,314	(3,154)	(0.0)(a)
Sekisui House Ltd.	30,700	516,171	(1,798)	(0.0)(a)

	68,200	1,022,485	(4,952)	(0.0)(a)

Insurance
Japan Post Holdings Co. Ltd.	51,000	499,929	(742)	(0.0)(a)

IT Services
NET One Systems Co. Ltd.	19,200	506,405	(5,759)	(0.0)(a)
Nihon Unisys Ltd.	17,700	580,911	(5,618)	(0.0)(a)
TIS, Inc.	10,000	519,059	(3,968)	(0.0)(a)

	46,900	1,606,375	(15,345)	(0.0)(a)

Leisure Products
Bandai Namco Holdings, Inc.	9,200	494,585	(4,358)	(0.0)(a)
Sankyo Co. Ltd.	14,000	481,977	(1,891)	(0.0)(a)

	23,200	976,562	(6,249)	(0.0)(a)

Machinery
Amada Holdings Co. Ltd.	54,200	595,908	(5,927)	(0.0)(a)
DMG Mori Co. Ltd.	31,700	459,186	(4,993)	(0.0)(a)
Ebara Corp.*	19,400	521,357	(3,989)	(0.0)(a)
Mitsubishi Heavy Industries Ltd.	14,900	614,642	(2,778)	(0.0)(a)
OKUMA Corp.	12,100	629,088	(5,998)	(0.0)(a)
Sumitomo Heavy Industries Ltd.	15,500	499,699	(3,955)	(0.0)(a)

	147,800	3,319,880	(27,640)	(0.0)(a)

Media
Fuji Media Holdings, Inc.	45,000	585,485	(3,126)	(0.0)(a)

Metals & Mining
Mitsubishi Materials Corp.	18,700	514,355	(2,177)	(0.0)(a)
Mitsui Mining & Smelting Co. Ltd.*	22,900	526,123	(6,856)	(0.0)(a)

	41,600	1,040,478	(9,033)	(0.0)(a)

Paper & Forest Products
Oji Holdings Corp.	100,000	517,126	(3,143)	(0.0)(a)

Pharmaceuticals
Astellas Pharma, Inc.	36,300	514,440	(3,917)	(0.0)(a)
Kaken Pharmaceutical Co. Ltd.	3,000	145,333	(1,095)	(0.0)(a)
Kyowa Hakko Kirin Co. Ltd.	30,000	494,431	(2,766)	(0.0)(a)
Shionogi & Co. Ltd.	9,200	509,358	(2,862)	(0.0)(a)
Sumitomo Dainippon Pharma Co. Ltd.	25,100	460,953	(2,102)	(0.0)(a)

	103,600	2,124,515	(12,742)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Road & Rail
Sankyu, Inc.	11,300	606,681	(957)	(0.0)(a)
Seino Holdings Co. Ltd.	46,500	579,188	(4,253)	(0.0)(a)

	57,800	1,185,869	(5,210)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	18,800	723,967	(13,932)	(0.0)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	33,600	594,904	(5,814)	(0.0)(a)
FUJIFILM Holdings Corp.	10,600	502,423	(2,389)	(0.0)(a)

	44,200	1,097,327	(8,203)	(0.0)(a)

Trading Companies & Distributors
ITOCHU Corp.	27,300	519,812	(2,650)	(0.0)(a)
Kanamoto Co. Ltd.	20,000	514,092	(3,051)	(0.0)(a)
Sojitz Corp.	176,200	550,500	(3,415)	(0.0)(a)

	223,500	1,584,404	(9,116)	(0.0)(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	22,600	519,554	(1,873)	(0.0)(a)

Wireless Telecommunication Services
KDDI Corp.	22,400	584,450	(3,090)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	2,046,520	35,317,655	(234,796)	(0.1)

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(30,800)	(402,353)	2,784	0.0(a)

Banks
Chiba Bank Ltd. (The)	(93,100)	(460,461)	1,659	0.0(a)

Beverages
Coca-Cola Bottlers Holdings, Inc.	(19,100)	(470,145)	2,658	0.0(a)

Building Products
TOTO Ltd.	(10,000)	(400,412)	2,658	0.0(a)

Capital Markets
Nomura Holdings, Inc.	(113,700)	(365,456)	(6,349)	(0.0)(a)

Chemicals
Air Water, Inc.	(30,000)	(490,289)	2,496	0.0(a)
JSR Corp.	(21,400)	(353,419)	2,428	0.0(a)
KH Neochem Co. Ltd.	(17,100)	(423,667)	4,343	0.0(a)

	(68,500)	(1,267,375)	9,267	0.0(a)

Construction & Engineering
JGC Corp.	(36,600)	(476,510)	2,900	0.0(a)

Consumer Finance
Aiful Corp.*	(134,900)	(274,961)	1,560	0.0(a)

Containers & Packaging
FP Corp.	(8,500)	(524,025)	2,586	0.0(a)

Electrical Equipment
Fujikura Ltd.	(100,800)	(368,733)	3,743	0.0(a)
Furukawa Electric Co. Ltd.	(13,700)	(367,442)	3,046	0.0(a)
Mabuchi Motor Co. Ltd.	(11,500)	(397,024)	2,553	0.0(a)

	(126,000)	(1,133,199)	9,342	0.0(a)

Electronic Equipment, Instruments & Components
Hamamatsu Photonics KK	(10,400)	(385,681)	2,921	0.0(a)
Yaskawa Electric Corp.	(12,000)	(397,103)	5,508	0.0(a)

	(22,400)	(782,784)	8,429	0.0(a)

Food & Staples Retailing
Aeon Co. Ltd.	(700)	(12,113)	61	0.0(a)
Cosmos Pharmaceutical Corp.	(2,300)	(423,523)	2,904	0.0(a)

	(3,000)	(435,636)	2,965	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Food Products
Kikkoman Corp.	(9,100)	(413,713)	2,433	0.0(a)

Health Care Equipment & Supplies
Sysmex Corp.	(5,900)	(428,358)	2,468	0.0(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(5,700)	(139,017)	929	0.0(a)
Kyoritsu Maintenance Co. Ltd.	(1,700)	(73,187)	491	0.0(a)
Toridoll Holdings Corp.	(19,700)	(445,342)	2,295	0.0(a)

	(27,100)	(657,546)	3,715	0.0(a)

Household Durables
Fujitsu General Ltd.	(29,700)	(474,638)	3,936	0.0(a)
Sharp Corp.	(32,400)	(406,381)	4,316	0.0(a)

	(62,100)	(881,019)	8,252	0.0(a)

Industrial Conglomerates
Toshiba Corp.	(13,600)	(433,931)	1,734	0.0(a)

Interactive Media & Services
LINE Corp.*	(12,100)	(384,715)	1,787	0.0(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(24,500)	(461,980)	2,616	0.0(a)

IT Services
GMO Payment Gateway, Inc.	(7,000)	(505,744)	7,079	0.0(a)

Leisure Products
Sega Sammy Holdings, Inc.	(39,800)	(510,197)	3,446	0.0(a)

Machinery
Daifuku Co. Ltd.	(7,300)	(399,261)	4,021	0.0(a)
IHI Corp.	(17,700)	(421,765)	2,227	0.0(a)
Kurita Water Industries Ltd.	(19,600)	(494,811)	3,882	0.0(a)
MISUMI Group, Inc.	(17,500)	(392,727)	5,242	0.1
Miura Co. Ltd.	(15,100)	(417,392)	3,171	0.0(a)
Nabtesco Corp.	(12,800)	(344,825)	3,559	0.0(a)
NGK Insulators Ltd.	(27,700)	(411,976)	3,562	0.0(a)

	(117,700)	(2,882,757)	25,664	0.1

Marine
Kawasaki Kisen Kaisha Ltd.	(34,400)	(439,467)	2,588	0.0(a)
Nippon Yusen KK	(23,900)	(398,186)	2,308	0.0(a)

	(58,300)	(837,653)	4,896	0.0(a)

Metals & Mining
Hitachi Metals Ltd.	(40,900)	(429,996)	3,855	0.0(a)
Kobe Steel Ltd.	(72,800)	(467,106)	3,996	0.0(a)

	(113,700)	(897,102)	7,851	0.0(a)

Multiline Retail
Marui Group Co. Ltd.	(5,600)	(120,987)	597	0.0(a)
Ryohin Keikaku Co. Ltd.	(2,100)	(372,757)	2,306	0.0(a)
Takashimaya Co. Ltd.	(37,700)	(432,451)	1,763	0.0(a)

	(45,400)	(926,195)	4,666	0.0(a)

Personal Products
Kose Corp.	(2,700)	(460,249)	1,622	0.0(a)

Professional Services
Outsourcing, Inc.	(30,500)	(363,061)	5,327	0.0(a)
Persol Holdings Co. Ltd.	(15,300)	(370,061)	3,615	0.0(a)

	(45,800)	(733,122)	8,942	0.0(a)

Road & Rail
Keikyu Corp.	(23,600)	(396,612)	1,674	0.0(a)
Tobu Railway Co. Ltd.	(13,800)	(392,354)	2,149	0.0(a)

	(37,400)	(788,966)	3,823	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Semiconductors & Semiconductor Equipment
Lasertec Corp.	(11,100)	(528,028)	9,677	0.0(a)
Rohm Co. Ltd.	(3,500)	(243,923)	2,837	0.0(a)

	(14,600)	(771,951)	12,514	0.0(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(25,200)	(370,834)	2,104	0.0(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(31,100)	(333,236)	2,377	0.0(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(11,900)	(492,033)	3,482	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,371,600)	(21,164,618)	151,930	0.1

Total of Long and Short Positions of Total Return Basket Swaps	674,920	14,153,037	(82,866)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/12/2021	$198,598	$805	$—	$805

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Insurance
Zurich Insurance Group AG	1,715	596,531	(973)	(0.0)(a)

Pharmaceuticals
Roche Holding AG	1,808	484,894	(488)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	3,523	1,081,425	(1,461)	0.0(a)

Short Positions

Common Stocks
Electrical Equipment
ABB Ltd. (Registered)	(21,402)	(404,009)	661	0.0(a)

Marine
Kuehne + Nagel International AG (Registered)	(2,786)	(410,220)	866	0.0(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,314)	(68,598)	739	0.0(a)

Total Short Positions of Total Return Basket Swaps	(25,502)	(882,827)	2,266	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(21,979)	198,598	805	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$(1,378,502)	$1,484	$—	$1,484

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
Evolution Mining Ltd.	171,097	580,700	(6,664)	(0.0)(a)
Regis Resources Ltd.	21,666	81,800	(727)	(0.0)(a)
Rio Tinto Ltd.	7,247	485,023	(5,112)	(0.0)(a)

	200,010	1,147,523	(12,503)	(0.0)(a)

Oil, Gas & Consumable Fuels
Washington H Soul Pattinson & Co. Ltd.	2,647	40,979	(129)	(0.0)(a)

Road & Rail
Aurizon Holdings Ltd.	149,498	586,886	(1,983)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	352,155	1,775,388	(14,615)	0.0(a)

Short Positions

Common Stocks
Beverages
Treasury Wine Estates Ltd.	(45,046)	(541,631)	3,612	0.0(a)

Construction Materials
Adelaide Brighton Ltd.	(159,536)	(384,799)	1,411	0.0(a)

Diversified Financial Services
Challenger Ltd.	(73,602)	(354,571)	2,288	0.0(a)

Food Products
Costa Group Holdings Ltd.	(118,964)	(321,447)	1,526	0.0(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(12,352)	(325,144)	654	0.0(a)

Interactive Media & Services
carsales.com Ltd.	(41,228)	(414,324)	2,098	0.0(a)

IT Services
NEXTDC Ltd.*	(86,594)	(404,435)	2,980	0.0(a)

Transportation Infrastructure
Qube Holdings Ltd.	(189,299)	(407,539)	1,530	0.0(a)

Total Short Positions of Total Return Basket Swaps	(726,621)	(3,153,890)	16,099	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(374,466)	(1,378,502)	1,484	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE

BA	1.98%
BBR	1.60
BBSW	1.02
CDOR	1.96
CHF LIBOR	(0.81)
EURIBOR	(0.39)
EUR LIBOR	(0.43)
GBP LIBOR	0.71
JPY LIBOR	(0.10)
USD LIBOR	2.24

Summary of total swap contracts outstanding as of July 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swap contracts outstanding	—	49,827

Liabilities
Total return basket swap contracts outstanding	—	(246,990)

Abbreviations
AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

(1)	Notional value represents market value, as of July 31, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a whollyowned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Airlines	$–	$416,616	$–	$416,616
Chemicals	4,312,613	2,368,423	–	6,681,036
Food & Staples Retailing	705,981	425,450	–	1,131,431
Health Care Providers & Services	3,564,803	992,011	–	4,556,814
Household Durables	1,245,149	1,274,544	–	2,519,693
Industrial Conglomerates	–	1,605,740	–	1,605,740
Metals & Mining	1,260,614	1,620,203	–	2,880,817
Other Common Stocks	118,235,639	–	–	118,235,639

Total Common Stocks	129,324,799	8,702,987	–	138,027,786

Convertible Bonds	$–	$31,027,481	$–	$31,027,481
Convertible Preferred Stocks	3,849,929	–	–	3,849,929
Short-Term Investments
Investment Companies	171,224,919	–	–	171,224,919

Total Investments in Securities	$304,399,647	$39,730,468	$–	$344,130,115

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,907,881	$–	$2,907,881
Futures Contracts	4,420,940	18,549	–	4,439,489
Swaps	–	49,827	–	49,827

Total Appreciation in Other Financial Instruments	$4,420,940	$2,976,257	$–	$7,397,197

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(898,889)	$–	$(898,889)
Futures Contracts	(3,010,233)	(105,046)	–	(3,115,279)
Swaps	–	(246,989)	(1)	(246,990)

Total Depreciation in Other Financial Instruments	$(3,010,234)	$(1,250,924)	$(1)	$(4,261,158)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$193,070,072	$66,777,429	$2,689	$8,076	$126,303,408	126,265,529	$629,398	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	231,232,143	177,707,856	364,018,488	—	—	44,921,511	44,921,511	2,391,810	—

Total	$231,232,143	$370,777,928	$430,795,917	$2,689	$8,076	$171,224,919		$3,021,208	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements

Total Return Basket Swaps —The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Argentina — 0.5%
Banco Macro SA, ADR	86	5,981

Brazil — 9.4%
Banco do Brasil SA*	933	12,073
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	593	3,669
Banco Santander Brasil SA	769	8,716
Cia Brasileira de Distribuicao (Preference)*	391	9,545
Cia de Saneamento Basico do Estado de Sao Paulo*	817	11,379
Cia de Transmissao de Energia Eletrica Paulista (Preference)	453	2,874
Cia Paranaense de Energia (Preference)	273	3,533
EDP - Energias do Brasil SA	1,207	6,060
IRB Brasil Resseguros S/A	520	12,765
Kroton Educacional SA	1,294	4,219
MRV Engenharia e Participacoes SA	960	5,084
Telefonica Brasil SA (Preference)*	496	6,778
Vale SA, ADR	1,040	13,513
YDUQS Part	1,227	11,104

		111,312

China — 35.0%
Air China Ltd., Class H	10,644	10,337
Alibaba Group Holding Ltd., ADR*	364	62,970
Anhui Conch Cement Co. Ltd., Class H	1,152	6,652
Anhui Expressway Co. Ltd., Class A	1,159	990
ANTA Sports Products Ltd.	1,103	8,234
Bank of Beijing Co. Ltd., Class A	1,292	1,051
Beijing Enterprises Holdings Ltd.	442	2,158
China Communications Services Corp. Ltd., Class H	3,586	2,497
China Construction Bank Corp., Class H	32,822	25,198
China Everbright Bank Co. Ltd., Class H	13,243	5,956
China Life Insurance Co. Ltd., Class H	3,569	9,091
China Merchants Bank Co. Ltd., Class H	3,656	18,113
China Overseas Land & Investment Ltd.	1,670	5,693
China Petroleum & Chemical Corp., Class H	17,982	11,545
China Railway Construction Corp. Ltd., Class H	798	921
China Resources Cement Holdings Ltd.	5,502	5,028
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A*	327	1,387
China State Construction Engineering Corp. Ltd., Class A	1,264	1,074
China Vanke Co. Ltd., Class H	2,972	11,162
Chinese Universe Publishing and Media Group Co. Ltd., Class A	1,052	1,961
Chlitina Holding Ltd.	246	1,930
Country Garden Holdings Co. Ltd.	7,970	10,738
Daqin Railway Co. Ltd., Class A	928	1,062
Dongfeng Motor Group Co. Ltd., Class H	2,358	2,103
GD Power Development Co. Ltd., Class A	3,052	1,127
Geely Automobile Holdings Ltd.	2,415	3,683
Grandblue Environment Co. Ltd., Class A	572	1,415
Great Wall Motor Co. Ltd., Class H	2,072	1,403
Greenland Holdings Corp. Ltd., Class A	1,222	1,227
Haier Smart Home Co. Ltd., Class A*	1,484	3,600
Hengan International Group Co. Ltd.	677	5,121
Huadian Power International Corp. Ltd., Class H	2,762	1,156
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	208	908
Industrial & Commercial Bank of China Ltd., Class H	33,509	22,503
Jiangxi Copper Co. Ltd., Class H	2,891	3,578
Kunlun Energy Co. Ltd.	5,272	4,598
Nexteer Automotive Group Ltd.	1,515	1,575
North Huajin Chemical Industries Co. Ltd., Class A	1,101	1,004
Ping An Bank Co. Ltd., Class A	1,903	3,870
Ping An Insurance Group Co. of China Ltd., Class H	1,815	21,385
Postal Savings Bank of China Co. Ltd., Class H(a)	4,780	2,780
Sany Heavy Industry Co. Ltd., Class A	1,223	2,488
SDIC Power Holdings Co. Ltd., Class A	936	1,154
Shanghai Tunnel Engineering Co. Ltd., Class A	1,052	938
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	972	996
Sinopec Shanghai Petrochemical Co. Ltd., Class A	4,561	3,155
Tencent Holdings Ltd.	1,516	70,626
Want Want China Holdings Ltd.	7,402	5,757
Weichai Power Co. Ltd., Class H	3,599	5,545
Weifu High-Technology Group Co. Ltd., Class A	368	968
Xiamen C & D, Inc., Class A	2,846	3,702
Yanzhou Coal Mining Co. Ltd., Class H	3,616	3,183
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)	601	3,026

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Yihua Lifestyle Technology Co. Ltd., Class A	1,695		871
Yum China Holdings, Inc.	362		16,483
Zhejiang Juhua Co. Ltd., Class A	1,101		1,227
Zhejiang Runtu Co. Ltd., Class A	986		1,722
Zhejiang Semir Garment Co. Ltd., Class A	794		1,249
Zijin Mining Group Co. Ltd., Class H	9,388		3,757

			415,631

Hungary — 1.8%
MOL Hungarian Oil & Gas plc	582		5,908
OTP Bank Nyrt.	362		15,066

			20,974

India — 5.4%
Bharat Petroleum Corp. Ltd.	1,265		6,322
Graphite India Ltd.	246		1,097
HCL Technologies Ltd.	910		13,639
HDFC Bank Ltd., ADR	109		12,578
HEG Ltd.	39		562
Housing Development Finance Corp. Ltd.	624		19,174
Indian Oil Corp. Ltd.	2,525		5,094
Oil & Natural Gas Corp. Ltd.	2,876		5,786

			64,252

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk. PT	38,339		12,149

Mexico — 3.6%
Alfa SAB de CV, Class A	3,134		2,715
Fibra Uno Administracion SA de CV, REIT	4,597		5,918
Grupo Aeroportuario del Centro Norte SAB de CV	659		4,050
Grupo Financiero Banorte SAB de CV, Class O	2,721		13,610
Wal-Mart de Mexico SAB de CV	5,495		16,215

			42,508

Poland — 1.7%
Grupa Lotos SA	97		2,181
Polski Koncern Naftowy ORLEN SA	348		8,717
Powszechna Kasa Oszczednosci Bank Polski SA	856		9,019

			19,917

Russia — 7.2%
Alrosa PJSC	6,040		7,724
LUKOIL PJSC, ADR	223		18,316
Magnit PJSC	57		3,402
Magnitogorsk Iron & Steel Works PJSC	3,224		2,165
MMC Norilsk Nickel PJSC, ADR	465		10,745
RusHydro PJSC	204,536		1,815
Sberbank of Russia PJSC, ADR	1,355		20,107
Sberbank of Russia PJSC, ADR	98		1,464
Severstal PJSC, GDR(a)	216		3,478
Surgutneftegas PJSC (Preference)	9,786		4,797
Tatneft PJSC, ADR	80		5,529
Tatneft PJSC, ADR	—	(b)	2
X5 Retail Group NV, GDR(a)	187		6,265

			85,809

South Africa — 1.7%
Absa Group Ltd.	743		8,235
AngloGold Ashanti Ltd.	183		3,137
Naspers Ltd., Class N	15		3,687
SPAR Group Ltd. (The)	374		4,777

			19,836

South Korea — 14.7%
Cheil Worldwide, Inc.	135		3,074
Doosan Bobcat, Inc.*	76		2,309
GS Engineering & Construction Corp.	154		4,379
GS Holdings Corp.	76		3,212
Hana Financial Group, Inc.	404		11,817
Hyosung Corp.	55		3,768
Hyundai Glovis Co. Ltd.	68		8,774
Hyundai Marine & Fire Insurance Co. Ltd.	95		2,244
Industrial Bank of Korea	697		7,715
KEPCO Plant Service & Engineering Co. Ltd.	122		3,281
Kia Motors Corp.	382		14,072
KT Corp.	80		1,892
KT&G Corp.	139		11,256
Kumho Petrochemical Co. Ltd.	41		2,843
LG Display Co. Ltd.*	296		3,593
LG Uplus Corp.	111		1,219
Lotte Chemical Corp.	38		7,464
POSCO	39		7,321
Samsung Electronics Co. Ltd.	1,347		51,016
Shinhan Financial Group Co. Ltd.	391		14,338
Woori Financial Group, Inc.	866		9,566

			175,153

Taiwan — 12.4%
AU Optronics Corp.	9,584		2,530
Catcher Technology Co. Ltd.	768		5,628
Chailease Holding Co. Ltd.	1,349		5,660
Chipbond Technology Corp.	2,214		4,439
Delta Electronics, Inc.	966		4,663
E.Sun Financial Holding Co. Ltd.	5,194		4,326
Elite Material Co. Ltd.	1,144		4,353
FLEXium Interconnect, Inc.	1,112		3,385
Globalwafers Co. Ltd.	535		5,677
Merry Electronics Co. Ltd.	272		1,309
Novatek Microelectronics Corp.	981		5,181
Pou Chen Corp.	3,078		3,788
Radiant Opto-Electronics Corp.	1,091		4,287
Shin Zu Shing Co. Ltd.	689		2,766
Sino-American Silicon Products, Inc.	2,292		6,235
Taiwan Cement Corp.*	2,916		4,170
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,142		48,673
TCI Co. Ltd.	146		1,931
Unimicron Technology Corp.	4,615		5,572
Uni-President Enterprises Corp.	3,445		8,917

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Yageo Corp.*	223	1,875
Yuanta Financial Holding Co. Ltd.	12,770	7,155
Zhen Ding Technology Holding Ltd.	1,237	4,500

		147,020

Thailand — 2.4%
Krung Thai Bank PCL	10,106	6,424
PTT Exploration & Production PCL	2,777	12,143
Ratch Group PCL, NVDR	1,657	3,629
Star Petroleum Refining PCL	10,780	3,437
Tisco Financial Group PCL	949	3,104

		28,737

Turkey — 2.0%
Ford Otomotiv Sanayi A/S	204	2,230
KOC Holding A/S	1,071	3,584
Tekfen Holding A/S	735	3,106
Tupras Turkiye Petrol Rafinerileri A/S	235	5,899
Turkiye Sise ve Cam Fabrikalari A/S	2,545	2,246
Yapi ve Kredi Bankasi A/S*	13,909	6,771

		23,836

TOTAL COMMON STOCKS (Cost $1,026,869)		1,173,115

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(c)(d)(Cost $3,596)	3,595	3,596

Total Investments — 99.1% (Cost $1,030,465)		1,176,711
Other Assets Less Liabilities — 0.9%		10,972

Net Assets — 100.0%		1,187,683

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.6%
Oil, Gas & Consumable Fuels	8.8
Semiconductors & Semiconductor Equipment	6.3
Interactive Media & Services	6.0
Internet & Direct Marketing Retail	5.7
Technology Hardware, Storage & Peripherals	4.8
Metals & Mining	4.7
Insurance	3.9
Food & Staples Retailing	3.4
Electronic Equipment, Instruments & Components	2.7
Real Estate Management & Development	2.5
Automobiles	2.0
Thrifts & Mortgage Finance	1.6
Chemicals	1.5
Hotels, Restaurants & Leisure	1.4
Construction Materials	1.3
Diversified Consumer Services	1.3
Food Products	1.2
Electric Utilities	1.2
IT Services	1.2
Textiles, Apparel & Luxury Goods	1.1
Machinery	1.1
Construction & Engineering	1.1
Water Utilities	1.1
Industrial Conglomerates	1.0
Tobacco	1.0
Others (each less than 1.0%)	9.2
Short-Term Investments	0.3

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$79,453	$336,178	$—	$415,631
Hungary	—	20,974	—	20,974
India	12,578	51,674	—	64,252
Indonesia	—	12,149	—	12,149
Poland	—	19,917	—	19,917
Russia	36,988	48,821	—	85,809
South Africa	—	19,836	—	19,836
South Korea	3,074	172,079	—	175,153
Taiwan	48,673	98,347	—	147,020
Thailand	12,965	15,772	—	28,737
Turkey	—	23,836	—	23,836
Other Common Stocks	159,801	—	—	159,801

Total Common Stocks	353,532	819,583	—	1,173,115

Short-Term Investments
Investment Companies	3,596	—	—	3,596

Total Investments in Securities	$357,128	$819,583	$—	$1,176,711

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$131,820	$128,224	$—	(c)	$—	$3,596	3,595	$75	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	22,439	22,439	—		—	—	—	11	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	42,721	225,314	268,035	—		—	—	—	128	—

Total	$42,721	$379,573	$418,698	$—	(c)	$—	$3,596		$214	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.7%

Argentina - 2.1%
MercadoLibre, Inc.*	210	130,497

Australia - 0.3%
Oil Search Ltd.	4,335	20,989

Brazil - 7.6%
Ambev SA, ADR*	17,355	91,459
B3 SA - Brasil Bolsa Balcao	10,731	118,942
Itau Unibanco Holding SA, ADR	9,466	86,616
Kroton Educacional SA	21,708	70,761
Lojas Renner SA*	6,099	75,509
Raia Drogasil SA*	1,331	28,771
WEG SA	658	4,118

		476,176

China - 28.0%
Alibaba Group Holding Ltd., ADR*	1,870	323,646
Baidu, Inc., ADR*	345	38,541
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,449	35,314
Hangzhou Robam Appliances Co. Ltd., Class A	8,294	29,828
Huazhu Group Ltd., ADR	2,324	76,127
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	17,400	78,321
Kweichow Moutai Co. Ltd., Class A	522	73,168
Meituan Dianping, Class B*(a)	3,090	24,990
Midea Group Co. Ltd., Class A	12,494	98,410
New Oriental Education & Technology Group, Inc., ADR*	1,001	104,391
Ping An Insurance Group Co. of China Ltd., Class H	24,574	289,619
Shenzhou International Group Holdings Ltd.	4,471	61,667
Tencent Holdings Ltd.	7,146	332,949
Wuxi Biologics Cayman, Inc.*(a)(b)	6,095	64,768
Yum China Holdings, Inc.	2,623	119,343

		1,751,082

Egypt - 0.8%
Commercial International Bank Egypt SAE (Registered), GDR(a)	12,154	52,264

Hong Kong - 7.6%
AIA Group Ltd.	30,166	308,774
AIA Group Ltd.	795	8,123
Jardine Matheson Holdings Ltd.	350	21,213
Techtronic Industries Co. Ltd.	18,682	138,932

		477,042

Hungary - 1.3%
OTP Bank Nyrt.	1,902	79,230

India - 17.6%
Asian Paints Ltd.	1,940	42,732
HDFC Bank Ltd.	5,007	163,318
HDFC Bank Ltd., ADR	950	109,182
HDFC Life Insurance Co. Ltd.(a)	12,037	86,031
Housing Development Finance Corp. Ltd.	9,187	282,453
IndusInd Bank Ltd.*	3,262	66,710
ITC Ltd.	17,048	66,744
Kotak Mahindra Bank Ltd.	5,594	123,160
Tata Consultancy Services Ltd.	3,235	103,549
UltraTech Cement Ltd.	870	54,754

		1,098,633

Indonesia - 2.4%
Bank Central Asia Tbk. PT	37,575	82,490
Bank Rakyat Indonesia Persero Tbk. PT	203,387	64,449

		146,939

Macau - 1.3%
Sands China Ltd.	17,515	84,069

Mexico - 3.5%
Fomento Economico Mexicano SAB de CV, ADR	513	46,566
Grupo Financiero Banorte SAB de CV, Class O	19,399	97,046
Infraestructura Energetica Nova SAB de CV	9,739	37,536
Wal-Mart de Mexico SAB de CV	11,892	35,093

		216,241

Panama - 1.1%
Copa Holdings SA, Class A(b)	662	66,965

Peru - 1.2%
Credicorp Ltd.	329	71,754

Portugal - 1.4%
Jeronimo Martins SGPS SA	5,296	85,462

Russia - 3.6%
Sberbank of Russia PJSC	44,468	162,249
Sberbank of Russia PJSC	17,017	62,089

		224,338

South Africa - 3.8%
Bid Corp. Ltd.(b)	4,954	103,616
Capitec Bank Holdings Ltd.(b)	641	52,757
Mr Price Group Ltd.	2,518	30,908
Sanlam Ltd.	9,956	51,531

		238,812

South Korea - 4.3%
NCSoft Corp.	122	49,697
Samsung Electronics Co. Ltd.	5,778	218,848

		268,545

Spain - 0.4%
Prosegur Cia de Seguridad SA	4,899	22,875

Taiwan - 6.5%
Largan Precision Co. Ltd.	356	48,124
President Chain Store Corp.	6,382	61,376
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,950	296,288

		405,788

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Turkey - 0.2%
Ford Otomotiv Sanayi A/S	1,070	11,695

United States - 1.7%
EPAM Systems, Inc.*	563	109,140

TOTAL COMMON STOCKS (Cost $4,482,736)		6,038,536

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(c)(d)(Cost $165,559)	165,510	165,560

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(c)(d)	35,001	35,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(c)(d)	7,682	7,682

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $42,689)		42,686

Total Investments - 100.0% (Cost $4,690,984)		6,246,782
Liabilities in Excess of Other Assets - 0.0%		(360)

Net Assets - 100.0%		6,246,422

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Banks	20.4%
Insurance	11.9
Internet & Direct Marketing Retail	7.7
Interactive Media & Services	5.9
Food & Staples Retailing	5.0
Semiconductors & Semiconductor Equipment	4.7
Thrifts & Mortgage Finance	4.5
Hotels, Restaurants & Leisure	4.5
Technology Hardware, Storage & Peripherals	3.5
IT Services	3.4
Beverages	3.4
Diversified Consumer Services	2.8
Machinery	2.2
Household Durables	2.1
Capital Markets	1.9
Food Products	1.8
Multiline Retail	1.2
Airlines	1.1
Tobacco	1.1
Life Sciences Tools & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	2.7

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PT	Limited liability company
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $38,773,000.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of July 31, 2019.

*	Non-income producing security.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•   Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•   Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•   Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$20,989	$–	$20,989
China	662,048	1,089,034	–	1,751,082
Hong Kong	–	477,042	–	477,042
Hungary	–	79,230	–	79,230
India	109,182	989,451	–	1,098,633
Indonesia	–	146,939	–	146,939
Macau	–	84,069	–	84,069
Portugal	–	85,462	–	85,462
Russia	62,089	162,249	–	224,338
South Africa	52,757	186,055	–	238,812
South Korea	49,697	218,848	–	268,545
Taiwan	296,288	109,500	–	405,788
Turkey	–	11,695	–	11,695
Other Common Stocks	1,145,912	–	–	1,145,912
Total Common Stocks	2,377,973	3,660,563	–	6,038,536
Investment of cash collateral from securities loaned	42,686	–	–	42,686
Short-Term Investments
Investment Companies	165,560	–	–	165,560
Total Investments in Securities	$2,586,219	$3,660,563	$–	$6,246,782

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$–	$750,451	$584,888	$(3)	$–	$165,560	165,510	$893	$–
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	–	234,000	199,000	7	(3)	35,004	35,001	436	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	–	139,938	132,256	–	–	7,682	7,682	142	–
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	58,479	728,130	786,609	–	–	–	–	551	–
Total	$58,479	$1,852,519	$1,702,753	$4	$(3)	$208,246		$2,022	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)

FOREIGN GOVERNMENT SECURITIES - 71.5%

Albania - 0.4%
Republic of Albania
3.50%, 10/9/2025(a)	EUR	2,728	3,206

Angola - 1.6%
Republic of Angola
7.00%, 8/17/2019(b)		831	831
9.50%, 11/12/2025(b)		5,950	6,880
8.25%, 5/9/2028(b)		1,800	1,922
9.38%, 5/8/2048(b)		2,000	2,206

			11,839

Argentina - 1.6%
Republic of Argentina
6.88%, 4/22/2021		2,700	2,433
6.88%, 1/26/2027		800	661
6.63%, 7/6/2028		4,300	3,463
8.28%, 12/31/2033		1,839	1,592
7.13%, 7/6/2036		603	475
7.63%, 4/22/2046		2,798	2,250
6.88%, 1/11/2048		1,632	1,239
7.13%, 6/28/2117		182	140

			12,253

Azerbaijan - 0.6%
Republic of Azerbaijan
4.75%, 3/18/2024(b)		2,549	2,719
3.50%, 9/1/2032(b)		1,900	1,821

			4,540

Bahrain - 0.8%
Kingdom of Bahrain
6.13%, 8/1/2023(b)		2,200	2,371
7.00%, 10/12/2028(b)		1,200	1,359
6.00%, 9/19/2044(b)		2,128	2,097

			5,827

Belarus - 0.2%
Republic of Belarus
6.88%, 2/28/2023(b)		790	841
6.20%, 2/28/2030(b)		500	528

			1,369

Benin - 0.2%
Benin Government International Bond
5.75%, 3/26/2026(a)	EUR	1,520	1,733

Bermuda - 0.5%
Government of Bermuda
4.85%, 2/6/2024(b)		1,442	1,582
3.72%, 1/25/2027(b)		2,000	2,095

			3,677

Bolivia, Plurinational State of - 0.2%
Plurinational State of Bolivia
4.50%, 3/20/2028(b)		1,700	1,657

Brazil - 1.6%
Federative Republic of Brazil
6.00%, 4/7/2026		1,760	2,032
4.63%, 1/13/2028		4,739	5,032
8.25%, 1/20/2034		1,043	1,439
5.00%, 1/27/2045		1,917	1,985
5.63%, 2/21/2047		1,500	1,671

			12,159

Chile - 0.4%
Republic of Chile
3.86%, 6/21/2047		900	977
3.50%, 1/25/2050		1,670	1,698

			2,675

Colombia - 1.6%
Republic of Colombia
2.63%, 3/15/2023		700	700
3.88%, 4/25/2027		5,200	5,426
4.50%, 3/15/2029		528	576
7.38%, 9/18/2037		1,000	1,380
5.00%, 6/15/2045		3,471	3,853

			11,935

Costa Rica - 0.8%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b)		600	628
6.38%, 5/15/2043(b)		700	588
Republic of Costa Rica
4.25%, 1/26/2023(b)		1,600	1,583
4.38%, 4/30/2025(b)		1,106	1,077
5.63%, 4/30/2043(b)		1,700	1,515
7.16%, 3/12/2045(b)		300	312

			5,703

Croatia - 0.8%
Republic of Croatia
5.50%, 4/4/2023(b)		2,131	2,345
6.00%, 1/26/2024(b)		3,063	3,495

			5,840

Czech Republic - 1.2%
Czech Republic Government Bond
2.00%, 10/13/2033	CZK	100,840	4,594
4.85%, 11/26/2057(b)	CZK	66,560	4,570

			9,164

Dominican Republic - 3.4%
Government of Dominican Republic
8.90%, 2/15/2023(b)	DOP	19,350	380
5.88%, 4/18/2024(b)		3,700	3,966
6.88%, 1/29/2026(b)		5,100	5,801
9.75%, 6/5/2026(a)	DOP	195,000	3,943
5.95%, 1/25/2027(b)		1,610	1,755
6.00%, 7/19/2028(b)		755	826
7.45%, 4/30/2044(b)		2,176	2,573
6.85%, 1/27/2045(b)		1,985	2,215
6.40%, 6/5/2049(a)		3,890	4,160

			25,619

Ecuador - 1.9%
Republic of Ecuador
10.75%, 3/28/2022(b)		1,500	1,658
7.95%, 6/20/2024(b)		200	207
9.65%, 12/13/2026(b)		1,200	1,288
9.63%, 6/2/2027(b)		705	749
8.88%, 10/23/2027(b)		2,400	2,474
7.88%, 1/23/2028(b)		3,590	3,497
10.75%, 1/31/2029(a)		2,990	3,326
10.75%, 1/31/2029(b)		1,200	1,335

			14,534

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Egypt - 1.9%
Arab Republic of Egypt
5.88%, 6/11/2025(b)		1,900	1,974
4.75%, 4/16/2026(b)	EUR	677	778
7.50%, 1/31/2027(b)		3,400	3,715
8.50%, 1/31/2047(b)		2,734	2,987
7.90%, 2/21/2048(b)		3,530	3,662
8.70%, 3/1/2049(b)		1,100	1,202

			14,318

El Salvador - 1.6%
El Salvador Government Bond
7.12%, 1/20/2050(a)		2,453	2,490
Republic of El Salvador
7.38%, 12/1/2019(b)		5,278	5,329
7.75%, 1/24/2023(b)		1,820	2,005
5.88%, 1/30/2025(b)		720	739
8.25%, 4/10/2032(b)		558	635
7.65%, 6/15/2035(b)		1,017	1,106

			12,304

Ethiopia - 0.5%
Republic of Ethiopia
6.63%, 12/11/2024(b)		3,537	3,677

Gabon - 0.4%
Gabonese Republic
6.38%, 12/12/2024(b)		2,217	2,199
6.95%, 6/16/2025(b)		802	802

			3,001

Ghana - 1.5%
Republic of Ghana
7.88%, 8/7/2023(b)		2,180	2,385
7.88%, 3/26/2027(b)		910	962
7.63%, 5/16/2029(b)		3,400	3,470
8.63%, 6/16/2049(b)		4,000	4,061

			10,878

Guatemala - 0.8%
Guatemala Government Bond
4.50%, 5/3/2026(b)		884	900
Republic of Guatemala
4.90%, 6/1/2030(a)		1,130	1,176
6.13%, 6/1/2050(a)(c)		3,730	4,047

			6,123

Honduras - 0.5%
Republic of Honduras
7.50%, 3/15/2024(b)		1,194	1,320
6.25%, 1/19/2027(b)		1,995	2,161

			3,481

Hungary - 2.1%
Hungary Government Bond
3.00%, 8/21/2030	HUF	398,860	1,446
Republic of Hungary
5.75%, 11/22/2023		3,624	4,092
5.38%, 3/25/2024		4,300	4,815
3.00%, 10/27/2038	HUF	1,630,000	5,778

			16,131

Indonesia - 2.8%
Indonesia Government Bond
1.45%, 9/18/2026	EUR	893	1,037
Indonesia Treasury
7.38%, 5/15/2048	IDR	51,143,000	3,354
Republic of Indonesia
5.88%, 1/15/2024(b)		2,500	2,823
4.35%, 1/8/2027(b)		2,700	2,919
8.25%, 5/15/2029	IDR	54,500,000	4,115
6.63%, 5/15/2033	IDR	54,350,000	3,519
6.63%, 2/17/2037(b)		900	1,183
6.75%, 1/15/2044(b)		1,500	2,068

			21,018

Iraq - 0.2%
Republic of Iraq
5.80%, 1/15/2028(b)		1,400	1,390

Ivory Coast - 1.3%
Republic of Cote d’Ivoire
5.38%, 7/23/2024(b)		2,250	2,295
6.38%, 3/3/2028(b)		1,500	1,506
5.75%, 12/31/2032(b)(d)		2,552	2,498
6.13%, 6/15/2033(b)		3,539	3,341

			9,640

Jamaica - 1.0%
Jamaica Government International Bond
6.75%, 4/28/2028		3,600	4,178
8.00%, 3/15/2039		2,061	2,623
7.88%, 7/28/2045		800	1,016

			7,817

Jordan - 0.1%
Kingdom of Jordan
5.75%, 1/31/2027(b)		806	825

Kazakhstan - 0.3%
Republic of Kazakhstan
5.13%, 7/21/2025(b)		2,200	2,477

Kenya - 0.9%
Republic of Kenya
6.88%, 6/24/2024(b)		3,600	3,870
7.00%, 5/22/2027(a)		1,120	1,172
8.00%, 5/22/2032(a)		1,320	1,399

			6,441

Lebanon - 2.3%
Republic of Lebanon
5.45%, 11/28/2019(b)		2,815	2,782
6.00%, 1/27/2023(b)		1,308	1,083
6.65%, 4/22/2024(b)		2,597	2,108
6.60%, 11/27/2026(b)		1,710	1,330
6.85%, 3/23/2027(b)		5,886	4,587
6.65%, 11/3/2028(b)		5,087	3,909
6.65%, 2/26/2030(b)		930	700
7.25%, 3/23/2037(b)		1,070	813

			17,312

Macedonia, the Former Yugoslav Republic of - 0.4%
Republic of North Macedonia
2.75%, 1/18/2025(b)	EUR	2,100	2,480
2.75%, 1/18/2025(a)	EUR	432	510

			2,990

Malaysia - 0.8%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(b)		2,400	2,323
Malaysia Government Bond
3.83%, 7/5/2034	MYR	15,500	3,759

			6,082

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Mexico - 2.1%
United Mexican States
4.15%, 3/28/2027		1,000	1,041
3.75%, 1/11/2028		900	910
4.50%, 4/22/2029		2,100	2,236
7.75%, 5/29/2031	MXN	73,000	3,852
7.75%, 11/13/2042	MXN	50,000	2,567
4.75%, 3/8/2044		1,400	1,450
5.55%, 1/21/2045		790	915
4.60%, 1/23/2046		1,000	1,013
4.60%, 2/10/2048		1,400	1,425
5.75%, 10/12/2110		400	436

			15,845

Mongolia - 0.5%
Mongolia Government International Bond
10.88%, 4/6/2021(b)		500	554
5.63%, 5/1/2023(b)		1,100	1,124
8.75%, 3/9/2024(b)		1,700	1,931

			3,609

Montenegro - 0.3%
Republic of Montenegro
3.38%, 4/21/2025(a)	EUR	1,750	2,044

Namibia - 0.1%
Republic of Namibia
5.50%, 11/3/2021(b)		299	311
5.25%, 10/29/2025(b)		701	715

			1,026

Nigeria - 2.4%
Federal Republic of Nigeria
6.75%, 1/28/2021(b)		800	832
7.63%, 11/21/2025(b)		1,600	1,781
7.63%, 11/21/2025(a)		1,320	1,469
6.50%, 11/28/2027(b)		1,000	1,025
13.98%, 2/23/2028	NGN	1,530,000	4,249
7.14%, 2/23/2030(b)		2,000	2,065
8.75%, 1/21/2031(b)		800	904
7.88%, 2/16/2032(b)		514	546
7.70%, 2/23/2038(b)		2,320	2,397
9.25%, 1/21/2049(b)		2,200	2,517

			17,785

Oman - 1.3%
Oman Government International Bond
4.75%, 6/15/2026(b)		3,700	3,561
5.38%, 3/8/2027(b)		2,100	2,058
6.75%, 1/17/2048(b)		4,108	3,872

			9,491

Pakistan - 1.3%
Republic of Pakistan
8.25%, 4/15/2024(b)		1,800	2,008
6.88%, 12/5/2027(b)		7,305	7,588

			9,596

Panama - 1.6%
Panama Government Bond
3.87%, 7/23/2060		2,900	2,907
Republic of Panama
3.75%, 4/17/2026(a)		2,840	2,957
9.38%, 4/1/2029		1,000	1,501
6.70%, 1/26/2036		2,600	3,578
4.30%, 4/29/2053		750	826

			11,769

Paraguay - 1.0%
Republic of Paraguay
4.63%, 1/25/2023(b)		1,700	1,789
4.70%, 3/27/2027(b)		2,850	3,108
6.10%, 8/11/2044(b)		1,737	2,097
5.60%, 3/13/2048(b)		350	402

			7,396

Peru - 1.5%
Republic of Peru
4.13%, 8/25/2027		2,900	3,227
6.35%, 8/12/2028(b)	PEN	8,131	2,815
5.94%, 2/12/2029(a)	PEN	670	226
6.15%, 8/12/2032(b)	PEN	11,070	3,792
8.75%, 11/21/2033		700	1,144
5.40%, 8/12/2034(b)	PEN	900	287

			11,491

Philippines - 0.9%
Republic of the Philippines
0.88%, 5/17/2027	EUR	1,180	1,340
7.75%, 1/14/2031		2,200	3,252
3.70%, 2/2/2042(c)		1,800	1,977

			6,569

Qatar - 1.0%
State of Qatar
4.50%, 4/23/2028(b)		4,100	4,623
4.82%, 3/14/2049(a)		2,000	2,312
4.82%, 3/14/2049(b)		800	925

			7,860

Romania - 2.4%
Republic of Romania
5.13%, 6/15/2048(b)		2,300	2,549
4.63%, 4/3/2049(a)	EUR	2,000	2,761
4.63%, 4/3/2049(b)	EUR	2,389	3,298
Romania Government Bond
4.85%, 4/22/2026	RON	10,075	2,443
5.00%, 2/12/2029	RON	23,000	5,623
2.12%, 7/16/2031(a)	EUR	964	1,084

			17,758

Russia - 2.3%
Russian Federation
4.88%, 9/16/2023(b)		5,200	5,585
5.10%, 3/28/2035(a)		3,800	4,125
5.88%, 9/16/2043(b)		6,200	7,582

			17,292

Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
4.38%, 4/16/2029(b)		2,000	2,207
4.63%, 10/4/2047(b)		1,750	1,878
5.00%, 4/17/2049(b)		1,600	1,819
Saudi Government Bond
0.75%, 7/9/2027(a)	EUR	3,040	3,463
2.00%, 7/9/2039(a)	EUR	1,040	1,239

			10,606

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Senegal - 0.0%(e)
Republic of Senegal
6.25%, 7/30/2024(b)		200	218

Serbia - 2.1%
Republic of Serbia
4.88%, 2/25/2020(b)		414	419
7.25%, 9/28/2021(b)		2,432	2,651
1.50%, 6/26/2029(a)	EUR	4,590	5,113
Serbia Treasury
4.50%, 1/11/2026	RSD	439,890	4,343
5.88%, 2/8/2028	RSD	270,000	2,921

			15,447

South Africa - 2.5%
Republic of South Africa
5.88%, 9/16/2025		200	217
4.30%, 10/12/2028		4,100	3,968
6.50%, 2/28/2041	ZAR	85,150	4,150
6.25%, 3/8/2041		1,200	1,310
5.38%, 7/24/2044		400	391
5.00%, 10/12/2046		900	852
South Africa Government Bond
8.88%, 2/28/2035	ZAR	91,500	5,980
9.00%, 1/31/2040	ZAR	35,500	2,285

			19,153

Sri Lanka - 2.2%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		1,300	1,319
6.25%, 7/27/2021(b)		1,700	1,728
5.75%, 4/18/2023(b)		2,700	2,702
6.35%, 6/28/2024(a)		1,120	1,130
6.85%, 11/3/2025(b)		500	509
6.20%, 5/11/2027(b)		600	577
6.75%, 4/18/2028(b)		7,148	7,005
7.85%, 3/14/2029(a)		440	459
7.55%, 3/28/2030(a)		1,400	1,430

			16,859

Tajikistan - 0.3%
Republic of Tajikistan International Bond
7.13%, 9/14/2027(b)		2,400	2,241

Turkey - 0.7%
Export Credit Bank of Turkey
8.25%, 1/24/2024(a)		340	357
Republic of Turkey
5.20%, 2/16/2026	EUR	1,130	1,308
4.88%, 4/16/2043		4,737	3,731

			5,396

Ukraine - 3.6%
Republic of Ukraine
7.75%, 9/1/2019(b)		819	822
7.75%, 9/1/2021(b)		2,500	2,617
7.75%, 9/1/2022(b)		642	681
7.75%, 9/1/2024(b)		3,560	3,800
7.38%, 9/25/2032(b)		5,418	5,508
0.00%, 5/31/2040(b)(f)		8,720	7,404
Ukraine Government Bond
Zero Coupon, 12/4/2019(b)	UAH	35,000	1,314
Zero Coupon, 1/29/2020(b)	UAH	79,000	2,901
9.75%, 11/1/2028(b)		1,900	2,217

			27,264

United Arab Emirates - 0.5%
Abu Dhabi Government Bond
4.13%, 10/11/2047(b)		3,200	3,540

Uruguay - 1.4%
Republic of Uruguay
7.88%, 1/15/2033		3,200	4,670
5.10%, 6/18/2050		3,278	3,754
4.98%, 4/20/2055		2,160	2,435

			10,859

Uzbekistan - 0.4%
Republic of Uzbekistan
4.75%, 2/20/2024(b)		2,600	2,737
5.38%, 2/20/2029(b)		500	534

			3,271

Venezuela, Bolivarian Republic of - 0.1%
Republic of Venezuela
7.75%, 10/13/2019(b)(g)		1,221	171
12.75%, 8/23/2022(b)(g)		1,470	206
11.75%, 10/21/2026(b)(g)		1,070	150
9.25%, 5/7/2028(b)(g)		2,730	382

			909

Vietnam - 0.2%
Republic of Vietnam
4.80%, 11/19/2024(b)		1,400	1,522

Zambia - 0.2%
Republic of Zambia
8.97%, 7/30/2027(b)		1,745	1,255

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $516,712)			537,706

CORPORATE BONDS - 25.8%

Argentina - 0.5%
Banco Macro SA
(USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(b)(h)		359	305
Pampa Energia SA
7.38%, 7/21/2023(b)		467	463
YPF Energia Electrica SA
10.00%, 7/25/2026(a)		886	886
YPF SA
6.95%, 7/21/2027(b)		235	212
8.50%, 6/27/2029(a)		1,640	1,584

			3,450

Azerbaijan - 0.6%
Southern Gas Corridor CJSC
6.88%, 3/24/2026(b)		1,263	1,480
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(b)		2,600	3,111

			4,591

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Bahrain - 0.5%
Batelco International Finance No. 1 Ltd.
4.25%, 5/1/2020(b)	1,040	1,042
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)	1,100	1,229
8.38%, 11/7/2028(a)	1,100	1,290

		3,561

Belarus - 0.3%
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(a)	2,270	2,375

Brazil - 1.7%
Braskem America Finance Co.
7.13%, 7/22/2041(b)	880	1,043
Cemig Geracao e Transmissao SA
9.25%, 12/5/2024(a)	2,210	2,566
Itau Unibanco Holding SA
6.20%, 12/21/2021(b)	770	817
JSL Europe SA
7.75%, 7/26/2024(a)	531	560
Klabin Austria GmbH
7.00%, 4/3/2049(a)	1,350	1,449
Petrobras Global Finance BV
6.25%, 3/17/2024	460	512
6.90%, 3/19/2049	2,540	2,844
St Marys Cement, Inc.
5.75%, 1/28/2027(b)	200	221
Usiminas International SARL
5.88%, 7/18/2026(a)	1,460	1,481
Vale Overseas Ltd.
6.88%, 11/21/2036	480	581
Votorantim Cimentos International SA
7.25%, 4/5/2041(b)	400	483

		12,557

Canada - 0.2%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	1,380	1,311

Cayman Islands - 0.4%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(a)	4,310	2,941

Chile - 1.8%
Celulosa Arauco y Constitucion SA
5.50%, 4/30/2049(a)	920	990
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027(b)	516	537
4.38%, 2/5/2049(b)	1,500	1,610
4.38%, 2/5/2049(a)	3,200	3,436
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/4/2024(b)	1,100	1,193
5.00%, 1/25/2047(b)	400	445
Empresa Electrica Angamos SA
4.88%, 5/25/2029(b)	321	336
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/2024(b)	774	815
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)	1,200	1,230
5.25%, 11/6/2029(a)	1,750	1,983
5.25%, 11/6/2029(b)	720	816
4.50%, 9/14/2047(b)	400	409

		13,800

China - 1.9%
Avi Funding Co. Ltd.
3.80%, 9/16/2025(b)	900	940
CCCI Treasure Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(b)(h)(i)(j)	470	469
CDBL Funding 1
4.25%, 12/2/2024(b)	452	474
China Aoyuan Group Ltd.
8.50%, 1/23/2022(b)	1,180	1,238
Chinalco Capital Holdings Ltd.
4.00%, 8/25/2021(b)	1,100	1,099
CNAC HK Finbridge Co. Ltd.
4.13%, 7/19/2027(b)	1,100	1,142
GCL New Energy Holdings Ltd.
7.10%, 1/30/2021(b)	770	750
Guangxi Communications Investment Group Co. Ltd.
3.00%, 11/4/2019(b)	200	200
Hongkong International Qingdao Co. Ltd.
4.25%, 12/4/2022(b)	1,370	1,341
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(b)	1,000	1,040
New Metro Global Ltd.
6.50%, 4/23/2021(b)	1,100	1,039
Sinopec Group Overseas Development 2013 Ltd.
5.38%, 10/17/2043(b)	672	842
Sinopec Group Overseas Development 2018 Ltd.
4.60%, 9/12/2048(b)	300	343
Tencent Holdings Ltd.
3.98%, 4/11/2029(a)	1,830	1,926
Three Gorges Finance I Cayman Islands Ltd.
3.70%, 6/10/2025(b)	800	836
Yuzhou Properties Co. Ltd.
6.00%, 10/25/2023(b)	780	732

		14,411

Colombia - 1.3%
Ecopetrol SA
5.88%, 9/18/2023	1,300	1,450
5.38%, 6/26/2026	1,418	1,567
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(a)	4,840	4,975
Geopark Ltd.
6.50%, 9/21/2024(a)	510	530
Millicom International Cellular SA
5.13%, 1/15/2028(b)	1,200	1,227

		9,749

Congo, Democratic Republic of the - 0.1%
HTA Group Ltd.
9.13%, 3/8/2022(b)	660	690

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ecuador - 0.5%
Petroamazonas EP
4.63%, 2/16/2020(b)	1,517	1,513
4.63%, 11/6/2020(a)	1,980	1,963

		3,476

Georgia - 0.3%
Georgian Railway JSC
7.75%, 7/11/2022(b)	1,100	1,207
TBC Bank JSC
5.75%, 6/19/2024(a)	1,100	1,103

		2,310

Hong Kong - 0.2%
King Power Capital Ltd.
5.63%, 11/3/2024(b)	900	1,007
WTT Investment Ltd.
5.50%, 11/21/2022(a)	361	370

		1,377

Hungary - 0.1%
MFB Magyar Fejlesztesi Bank Zrt.
6.25%, 10/21/2020(b)	1,000	1,042

		1,042

India - 0.2%
Greenko Dutch BV
5.25%, 7/24/2024(a)	1,200	1,205

Indonesia - 1.9%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(a)	2,310	2,542
6.53%, 11/15/2028(a)	1,352	1,624
6.76%, 11/15/2048(a)	1,538	1,913
LLPL Capital Pte. Ltd.
6.88%, 2/4/2039(a)	760	883
Medco Platinum Road Pte. Ltd.
6.75%, 1/30/2025(a)	408	407
Minejesa Capital BV
5.63%, 8/10/2037(a)	370	398
Pertamina Persero PT
3.65%, 7/30/2029(a)	1,389	1,398
6.50%, 11/7/2048(b)	300	379
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(b)	1,100	1,144
3.88%, 7/17/2029(a)	1,500	1,534
5.25%, 5/15/2047(b)	700	756
4.88%, 7/17/2049(a)	1,153	1,174

		14,152

Kazakhstan - 1.8%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(b)	586	750
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/2027(b)	900	974
4.85%, 11/17/2027(a)	400	433
KazMunayGas National Co. JSC
3.88%, 4/19/2022(b)	3,700	3,794
4.75%, 4/19/2027(b)	2,400	2,595
5.75%, 4/19/2047(b)	600	687
6.38%, 10/24/2048(b)	3,320	4,017

		13,250

Kuwait - 0.1%
Kuwait Projects Co. SPC Ltd.
4.50%, 2/23/2027(b)	431	439

		439

Macau - 0.2%
Sands China Ltd.
5.13%, 8/8/2025	630	694
5.40%, 8/8/2028	940	1,050

		1,744

Malaysia - 0.3%
Petronas Capital Ltd.
4.50%, 3/18/2045(b)	2,100	2,462

Mexico - 1.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(h)(i)(j)	530	538
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(b)	500	514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(h)	500	506
BBVA Bancomer SA
6.50%, 3/10/2021(b)	1,360	1,427
Grupo Televisa SAB
5.25%, 5/24/2049	1,040	1,072
Petroleos Mexicanos
5.50%, 1/21/2021	1,200	1,227
(ICE LIBOR USD 3 Month + 3.65%), 6.10%, 3/11/2022(h)	1,349	1,362
5.38%, 3/13/2022	2,100	2,127
5.50%, 6/27/2044	3,800	3,092
5.63%, 1/23/2046	1,600	1,305
6.75%, 9/21/2047	831	754

		13,924

Morocco - 0.5%
OCP SA
6.88%, 4/25/2044(b)	3,450	4,136

Nigeria - 0.0%(e)
IHS Netherlands Holdco BV
9.50%, 10/27/2021(b)	320	331

Norway - 0.1%
DNO ASA
8.75%, 5/31/2023(b)	800	827

Oman - 0.2%
Bank Muscat SAOG
4.88%, 3/14/2023(b)	200	201
National Bank of Oman SAOG
5.63%, 9/25/2023(b)	330	340
Oztel Holdings SPC Ltd.
6.63%, 4/24/2028(b)	600	615

		1,156

Panama - 0.6%
Aeropuerto Internacional de Tocumen SA
5.63%, 5/18/2036(b)	780	893

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
6.00%, 11/18/2048(b)		700	851
Banistmo SA
3.65%, 9/19/2022(a)		574	575
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(a)		2,140	2,321

			4,640

Paraguay - 0.1%
Telefonica Celular del Paraguay SA
5.88%, 4/15/2027(a)		690	724

Peru - 2.4%
Consorcio Transmantaro SA
4.70%, 4/16/2034(a)		1,441	1,543
Corp. Financiera de Desarrollo SA
4.75%, 2/8/2022(b)		1,000	1,048
4.75%, 7/15/2025(b)		1,300	1,402
Fondo MIVIVIENDA SA
3.50%, 1/31/2023(b)		1,300	1,321
Inkia Energy Ltd.
5.88%, 11/9/2027(a)		1,238	1,289
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036(a)		2,450	2,519
Nexa Resources SA
5.38%, 5/4/2027(b)		660	695
5.38%, 5/4/2027(a)		260	273
Petroleos del Peru SA
4.75%, 6/19/2032(b)		5,000	5,395
5.63%, 6/19/2047(b)		1,587	1,805
Southern Copper Corp.
5.88%, 4/23/2045		700	836

			18,126

Qatar - 0.5%
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		760	768
AKCB Finance Ltd.
4.75%, 10/9/2023(b)		970	1,032
QNB Finance Ltd.
2.13%, 9/7/2021(b)		850	840
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 9/30/2020(b)		1,334	1,354

			3,994

Russia - 0.1%
Russian Agricultural Bank OJSC
8.50%, 10/16/2023(b)		590	654

Saudi Arabia - 0.3%
Saudi Arabian Oil Co.
4.38%, 4/16/2049(a)		2,030	2,095

Singapore - 0.2%
United Overseas Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.75%, 4/15/2029(a)(h)		1,340	1,374

South Africa - 1.5%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(b)		800	803
6.75%, 8/6/2023(b)		2,350	2,416
8.45%, 8/10/2028(b)		4,785	5,269
FirstRand Bank Ltd.
4.25%, 4/30/2020(b)		810	813
Liquid Telecommunications Financing plc
8.50%, 7/13/2022(a)		761	768
SASOL Financing USA LLC
5.88%, 3/27/2024		770	826
Transnet SOC Ltd.
4.00%, 7/26/2022(b)		600	601

			11,496

South Korea - 0.2%
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(h)(i)(j)		1,330	1,300
Shinhan Financial Group Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 2/5/2030(a)(h)		451	454

			1,754

Spain - 0.4%
AI Candelaria Spain SLU
7.50%, 12/15/2028(a)		1,250	1,400
International Airport Finance SA
12.00%, 3/15/2033(a)		1,280	1,434

			2,834

Thailand - 0.1%
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028(b)		790	868

Trinidad and Tobago - 0.6%
Trinidad Petroleum Holdings Ltd.
9.75%, 6/15/2026(a)		4,000	4,475

Tunisia - 0.2%
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023(a)	EUR	374	427
6.75%, 10/31/2023(b)	EUR	200	229
6.38%, 7/15/2026(a)	EUR	1,020	1,130

			1,786

Turkey - 0.3%
Petkim Petrokimya Holding A/S
5.88%, 1/26/2023(b)		764	742
Ronesans Gayrimenkul Yatirim A/S
7.25%, 4/26/2023(a)(c)		681	589
Turk Telekomunikasyon A/S
6.88%, 2/28/2025(a)		955	976

			2,307

Ukraine - 0.1%
State Savings Bank of Ukraine
9.63%, 3/20/2025(b)(d)		600	630

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
United Arab Emirates - 0.5%
EA Partners I BV
6.88%, 9/28/2020(b)		2,751	1,116
EA Partners II BV
6.75%, 6/1/2021(b)(g)		1,076	470
ICD Sukuk Co. Ltd.
3.51%, 5/21/2020(b)		2,000	1,999
MAF Global Securities Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(b)(h)(i)(j)		540	540

			4,125

Venezuela, Bolivarian Republic of - 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(g)		624	418
9.00%, 11/17/2021(b)(g)		1,240	173
12.75%, 2/17/2022(b)(g)		770	108
5.38%, 4/12/2027(b)(g)		730	102
9.75%, 5/17/2035(b)(g)		1,430	200

			1,001

TOTAL CORPORATE BONDS (Cost $187,864)			194,150

SUPRANATIONAL - 0.2%

Supranational - 0.2%
Africa Finance Corp.
4.38%, 4/17/2026(a)(Cost $1,553)		1,560	1,622

Investments		No. of Contracts	Market Value (000)

OPTIONS PURCHASED - 0.2%

Call Options Purchased - 0.2%
Australia - 0.0%(e)
Foreign Exchange USD/AUD
8/16/2019 at AUD 0.71, Vanilla, European Style Notional Amount: AUD 53,562 Exchange Traded*	AUD	53,562,006	5
United States - 0.2%
Foreign Exchange CLP/USD
8/30/2019 at USD 695.50, Vanilla, European Style Notional Amount: USD 37,427 Exchange Traded*		37,427,250	621
Foreign Exchange IDR/USD
10/24/2019 at USD 14,510.00, Vanilla, European Style Notional Amount: USD 37,632 Exchange Traded*		37,631,912	239
Foreign Exchange SGD/USD
1/28/2020 at USD 1.41, Vanilla, European Style Notional Amount: USD 75,386 Exchange Traded*		75,386,372	205

			1,070

Put Options Purchased - 0.0%(e)
United States - 0.0%(e)
Foreign Exchange CHF/USD
8/30/2019 at USD 0.98, Vanilla, European Style Notional Amount: USD 33,845 Exchange Traded*		33,844,555	104
Foreign Exchange JPY/USD
8/23/2019 at USD 105.50, Vanilla, European Style Notional Amount: USD 42,254 Exchange Traded*		42,254,000	20

			124

TOTAL OPTIONS PURCHASED (Cost $1,205)			1,194

Investments		Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENTS - 1.4%

FOREIGN GOVERNMENT TREASURY BILLS - 0.5%
Nigeria Treasury Bills
17.19%, 1/2/2020(k)(Cost $4,138)	NGN	1,600,000	4,216

Investments		Shares (000)	Value (000)

INVESTMENT COMPANIES - 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(k)(l)(Cost $6,743)		6,741	6,744

TOTAL SHORT-TERM INVESTMENTS (Cost $10,881)			10,960

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(k)(l)(Cost $3,829)		3,829	3,829

Total Investments - 99.6% (Cost $722,044)			749,461
Other Assets Less Liabilities - 0.4%			2,966

Net Assets - 100.0%			752,427

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
CJSC	Closed Joint Stock Company
CLP	Chilean Peso
CZK	Czech Republic Krona
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
OJSC	Open Joint Stock Company
PEN	Peruvian Nuevo Sol
PT	Limited liability company
RON	Romanian Leu
RSD	Serbian Dinar
SGD	Singapore Dollar
SPC	Special purpose company
USD	United States Dollar
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $3,699,000.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2019.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2019.
(g)	Defaulted security.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2019.
(i)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2019.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(j)	Security is an interest bearing note with preferred security characteristics.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	385	09/2019	USD	82,562	(72)
U.S. Treasury 10 Year Note	42	09/2019	USD	5,356	117

					45

Short Contracts
U.S. Treasury Long Bond	(134)	09/2019	USD	(20,854)	(150)

					(150)

					(105)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of July 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	2,537	EUR	2,221	Citibank, NA	8/15/2019	76
USD	26,510	EUR	23,479	Merrill Lynch International	8/15/2019	492
USD	6,255	EUR	5,562	State Street Corp.	8/15/2019	91
COP	6,215,765	USD	1,886	Goldman Sachs International**	8/22/2019	6
USD	1,875	CAD	2,443	Citibank, NA	8/22/2019	23
USD	3	CAD	3	Merrill Lynch International	8/22/2019	–(a)
USD	3,756	IDR	52,735,370	Goldman Sachs International**	8/22/2019	20
USD	5,531	KRW	6,516,903	Citibank, NA**	8/22/2019	44
USD	3	MXN	65	Barclays Bank plc	8/22/2019	–(a)
USD	1,874	MXN	35,818	Goldman Sachs International	8/22/2019	11
BRL	23,060	USD	5,989	Barclays Bank plc**	9/25/2019	27
BRL	23,668	USD	6,140	Credit Suisse International**	9/25/2019	36
COP	3,068,555	USD	932	Standard Chartered Bank**	9/25/2019	–(a)
IDR	155,493,489	USD	10,824	Citibank, NA**	9/25/2019	119
MXN	87,901	USD	4,507	State Street Corp.	9/25/2019	38
TRY	60,527	USD	10,347	Barclays Bank plc	9/25/2019	268
TRY	10,463	USD	1,669	Citibank, NA	9/25/2019	166
TRY	32,951	USD	5,637	HSBC Bank, NA	9/25/2019	142
TRY	6,740	USD	1,147	Merrill Lynch International	9/25/2019	35
USD	3,704	COP	11,988,834	Citibank, NA**	9/25/2019	62
USD	3,210	COP	10,530,320	Standard Chartered Bank**	9/25/2019	12

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	513	CZK	11,493	Citibank, NA	9/25/2019	18
USD	6,647	CZK	148,454	HSBC Bank, NA	9/25/2019	248
USD	4,055	CZK	91,792	Merrill Lynch International	9/25/2019	98
USD	20,300	EUR	17,919	State Street Corp.	9/25/2019	375
USD	5,726	HUF	1,624,012	HSBC Bank, NA	9/25/2019	195
USD	3,714	MXN	71,219	Goldman Sachs International	9/25/2019	31
USD	3,640	MXN	70,241	Merrill Lynch International	9/25/2019	8
USD	17	PLN	63	Citibank, NA	9/25/2019	–(a)
USD	3,749	PLN	14,032	Merrill Lynch International	9/25/2019	124
USD	28	PLN	105	TD Bank Financial Group	9/25/2019	1
USD	6,606	RON	27,854	Citibank, NA	9/25/2019	88
USD	1,744	RON	7,324	Merrill Lynch International	9/25/2019	30
USD	13,196	SGD	18,075	Standard Chartered Bank	9/25/2019	32
USD	4,542	ZAR	63,583	Royal Bank of Canada	9/25/2019	138
USD	4,222	ZAR	60,210	State Street Corp.	9/25/2019	52
ZAR	13,662	USD	911	HSBC Bank, NA	9/25/2019	35
ZAR	17,837	USD	1,192	Merrill Lynch International	9/25/2019	44

Total unrealized appreciation						3,185

USD	8,697	TRY	57,100	Barclays Bank plc	8/8/2019	(1,510)
EUR	1,529	USD	1,719	State Street Corp.	8/15/2019	(24)
BRL	7,024	USD	1,861	Goldman Sachs International**	8/22/2019	(23)
CAD	2,447	USD	1,872	Citibank, NA	8/22/2019	(17)
INR	258,913	USD	3,765	Citibank, NA**	8/22/2019	(21)
INR	128,615	USD	1,870	Goldman Sachs International**	8/22/2019	(10)
KRW	4,423,360	USD	3,749	Citibank, NA**	8/22/2019	(24)
MXN	35,883	USD	1,871	State Street Corp.	8/22/2019	(5)
RUB	118,036	USD	1,861	Citibank, NA**	8/22/2019	(13)
USD	1,857	THB	57,284	BNP Paribas	8/22/2019	(7)
BRL	17,343	USD	4,611	Barclays Bank plc**	9/25/2019	(86)
BRL	10,508	USD	2,788	Citibank, NA**	9/25/2019	(46)
CLP	2,575,389	USD	3,762	Barclays Bank plc**	9/25/2019	(103)
CLP	3,865,625	USD	5,661	Goldman Sachs International**	9/25/2019	(168)
COP	19,450,599	USD	5,942	Goldman Sachs International**	9/25/2019	(34)
CZK	14,833	USD	653	Citibank, NA	9/25/2019	(14)
CZK	34,786	USD	1,539	HSBC Bank, NA	9/25/2019	(40)
EUR	11,844	USD	13,449	State Street Corp.	9/25/2019	(279)
HUF	162,637	USD	571	HSBC Bank, NA	9/25/2019	(18)
KRW	8,924,223	USD	7,573	Standard Chartered Bank**	9/25/2019	(49)
MXN	2,511	USD	131	Citibank, NA	9/25/2019	(1)
MXN	52,607	USD	2,733	State Street Corp.	9/25/2019	(12)
PLN	314	USD	83	BNP Paribas	9/25/2019	(2)
PLN	14,081	USD	3,757	Merrill Lynch International	9/25/2019	(119)
USD	6,458	BRL	25,080	Goldman Sachs International**	9/25/2019	(86)
USD	7,406	IDR	107,924,535	Merrill Lynch International**	9/25/2019	(190)
USD	3,268	IDR	47,568,954	Citibank, NA**	9/25/2019	(80)
USD	99	MXN	1,921	Goldman Sachs International	9/25/2019	–(a)
USD	6,340	MXN	123,637	State Street Corp.	9/25/2019	(53)
USD	5,172	TRY	30,263	Barclays Bank plc	9/25/2019	(135)
USD	3,718	TRY	23,318	HSBC Bank, NA	9/25/2019	(372)
USD	1,830	ZAR	27,592	Citibank, NA	9/25/2019	(80)
USD	6,016	ZAR	90,266	Merrill Lynch International	9/25/2019	(235)
ZAR	26,394	USD	1,843	Merrill Lynch International	9/25/2019	(15)

Total unrealized depreciation						(3,871)

Net unrealized depreciation						(686)

Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of July 31, 2019 (amounts in thousands):
Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD 2,823	465	(158)	307
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD 1,448	240	(82)	158
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD 4,300	648	(179)	469
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Goldman Sachs International	6/20/2024	3.57	USD 4,300	660	(192)	468
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	1.05	USD 9,000	174	(164)	10
							2,187	(775)	1,412
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.36	USD 18,748	(285)	(246)	(531)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.71	USD 13,356	257	(435)	(178)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.71	USD 16,694	322	(544)	(222)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2024	0.79	USD 7,000	47	(124)	(77)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.25	USD 34,000	(771)	(344)	(1,115)
Republic of Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.90	USD 37,000	764	(955)	(191)
							334	(2,648)	(2,314)
							2,521	(3,423)	(902)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of July 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Asia Ex Japan Investment Grade Index Series 30.V1	1.00	Quarterly	12/20/2023	0.48	USD 8,000	(6)	(177)	(183)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2019 (amounts in thousands):
Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
4 week TIIE monthly	7.60 monthly	Pay	6/8/2029	MXN 87,784	–	43
4 week TIIE monthly	7.63 monthly	Pay	6/8/2029	MXN 10,216	–	7
4 week TIIE monthly	7.96 monthly	Pay	5/18/2029	MXN 90,000	–	173
					–	223
3 month CD_KSDA quarterly	1.17 quarterly	Receive	7/27/2021	KRW 44,200,000	–	(4)
1 day CDI at maturity	6.21 at maturity	Pay	1/2/2023	BRL 32,455	–	(18)
					–	(22)
					–	201

Abbreviations
BRL	Brazilian Real
CDI	Interbank Certificate of Deposit
CD_KSDA	Korean Certificate of Deposit
KRW	Korean Republic Won
MXN	Mexican Peso
TIIE	Interbank Equilibrium Interest Rate
USD	United States Dollar

(a) Value of floating rate index at July 31, 2019 was as follows:

Floating Rate Index	Value
4 week TIIE	8.25%
3 Month CD_KSDA	5.71%
1 Day CDI	6.00%

Summary of total swap contracts outstanding as of July 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	2,187	1,412
Total OTC swap contracts outstanding	2,187	1,412

Liabilities
OTC Credit default swap contracts outstanding — buy protection	334	(2,314)
Total OTC swap contracts outstanding	334	(2,314)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Written Call Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

Foreign Exchange CLP/USD	Exchange Traded	26,199,075	USD 26,199	USD 695.50	8/30/2019	(435)
Foreign Exchange USD/AUD	Exchange Traded	13,399,236	AUD 13,399	AUD 0.71	8/16/2019	(1)
Foreign Exchange USD/AUD	Exchange Traded	13,335,306	AUD 13,336	AUD 0.71	8/16/2019	(1)
Foreign Exchange USD/AUD	Exchange Traded	26,827,464	AUD 26,828	AUD 0.71	8/16/2019	(3)

						(440)

Written Put Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

Foreign Exchange CHF/USD	Exchange Traded	14,825,000	USD 14,825	USD 0.98	8/30/2019	(46)
Foreign Exchange CHF/USD	Exchange Traded	19,019,555	USD 19,019	USD 0.98	8/30/2019	(58)

						(104)

Total Written Options Contracts (Premiums Received $1,072)						(544)

Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

•	The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds	$–	$194,150	$–	$194,150
Foreign Government Securities	–	537,706	–	537,706
Supranational	–	1,622	–	1,622
Options Purchased
Call Options Purchased	–	1,070	–	1,070
Put Options Purchased	–	124	–	124

Total Options Purchased	–	1,194	–	1,194

Short-Term Investments
Foreign Government Treasury Bills	–	4,216	–	4,216
Investment Companies	6,744	–	–	6,744

Total Short-Term Investments	6,744	4,216	–	10,960

Investment of cash collateral from securities loaned	3,829	–	–	3,829

Total Investments in Securities	$10,573	$738,888	$–	$749,461

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$3,185	$–	$3,185
Futures Contracts	117	–	–	117
Swaps	–	223	–	223

Total Appreciation in Other Financial Instruments	$117	$3,408	$–	$3,525

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(3,871)	$–	$(3,871)
Futures Contracts	(222)	–	–	(222)
Options Written
Call Options Purchased	–	(440)	–	(440)
Put Options Purchased	–	(104)	–	(104)
Swaps	–	(3,622)	–	(3,622)

Total Depreciation in Other Financial Instruments	$(222)	$(8,037)	$–	$(8,259)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$17,423	$470,126	$480,814	$9	$—	$6,744	6,741	$452	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	17,209	13,380	—	—	3,829	3,829	21	—

Total	$17,423	$487,335	$494,194	$9	$—	$10,573		$473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.7%

Australia - 4.1%
BHP Group plc	351	8,363
Rio Tinto plc	243	13,710

		22,073

Belgium - 1.7%
KBC Group NV	144	9,269

Denmark - 1.0%
GN Store Nord A/S	113	5,339

Finland - 1.5%
Neste OYJ	133	4,399
UPM-Kymmene OYJ	137	3,700

		8,099

France - 18.3%
Airbus SE	77	10,845
Capgemini SE	54	6,833
Cie Generale des Etablissements Michelin SCA	61	6,757
Eiffage SA	75	7,431
Faurecia SE	107	5,076
Kering SA	17	8,756
LVMH Moet Hennessy Louis Vuitton SE	31	12,902
Peugeot SA	274	6,479
Safran SA	68	9,742
Schneider Electric SE	100	8,650
TOTAL SA	302	15,632

		99,103

Germany - 10.2%
adidas AG	31	10,024
Allianz SE (Registered)	81	18,812
Deutsche Telekom AG (Registered)	651	10,658
MTU Aero Engines AG	32	7,917
Volkswagen AG (Preference)	48	8,010

		55,421

Italy - 5.8%
Enel SpA	2,278	15,580
Eni SpA	681	10,640
Poste Italiane SpA(a)	470	5,014

		31,234

Netherlands - 8.7%
ABN AMRO Bank NV, CVA(a)	329	6,578
Adyen NV*(a)	9	7,111
ASM International NV	58	4,763
ASML Holding NV	25	5,549
ASR Nederland NV	176	6,629
ING Groep NV	494	5,477
Koninklijke Ahold Delhaize NV	248	5,630
NN Group NV	143	5,355

		47,092

Norway - 1.4%
DNB ASA	434	7,762

South Africa - 1.4%
Anglo American plc	302	7,389

Spain - 5.3%
ACS Actividades de Construccion y Servicios SA	209	8,454
Repsol SA	775	12,298
Telefonica SA	1,007	7,676

		28,428

Sweden - 2.4%
Evolution Gaming Group AB(a)	271	5,890
Volvo AB, Class B	478	7,107

		12,997

Switzerland - 21.7%
Logitech International SA (Registered)	149	6,127
Nestle SA (Registered)	304	32,218
Novartis AG (Registered)	291	26,723
Roche Holding AG	100	26,766
Swisscom AG (Registered)	19	9,409
Zurich Insurance Group AG	46	16,138

		117,381

United Kingdom - 12.5%
Ashtead Group plc	244	6,715
AVEVA Group plc	58	2,791
Diageo plc	340	14,177
GlaxoSmithKline plc	814	16,838
Imperial Brands plc	108	2,742
Intermediate Capital Group plc	248	4,170
Linde plc	51	9,766
Taylor Wimpey plc	3,403	6,668
Trainline plc*(a)	757	3,939

		67,806

United States - 0.7%
Burford Capital Ltd.	202	3,687

TOTAL COMMON STOCKS (Cost $504,554)		523,080

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(b)(c)(Cost $13,204)	13,200	13,204

Total Investments - 99.1% (Cost $517,758)		536,284
Other Assets Less Liabilities - 0.9%		4,899

Net Assets - 100.0%		541,183

Percentages indicated are based on net assets.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	13.1%
Insurance	9.7
Oil, Gas & Consumable Fuels	8.0
Food Products	6.0
Textiles, Apparel & Luxury Goods	5.9
Metals & Mining	5.5
Banks	5.4
Aerospace & Defense	5.3
Diversified Telecommunication Services	5.2
Construction & Engineering	3.0
Electric Utilities	2.9
Automobiles	2.7
Beverages	2.6
IT Services	2.6
Auto Components	2.2
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.8
Electrical Equipment	1.6
Capital Markets	1.5
Machinery	1.3
Trading Companies & Distributors	1.3
Household Durables	1.2
Technology Hardware, Storage & Peripherals	1.1
Hotels, Restaurants & Leisure	1.1
Food & Staples Retailing	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	2.6
Short-Term Investments	2.5

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	99	09/2019	EUR	3,778	(28)
FTSE 100 Index	18	09/2019	GBP	1,645	21

					(7)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$22,073	$–	$22,073
Belgium	–	9,269	–	9,269
Denmark	–	5,339	–	5,339
Finland	–	8,099	–	8,099
France	–	99,103	–	99,103
Germany	8,010	47,411	–	55,421
Italy	–	31,234	–	31,234
Netherlands	–	47,092	–	47,092
Norway	–	7,762	–	7,762
South Africa	–	7,389	–	7,389
Spain	–	28,428	–	28,428
Sweden	–	12,997	–	12,997
Switzerland	–	117,381	–	117,381
United Kingdom	3,939	63,867	–	67,806
United States	–	3,687	–	3,687
Total Common Stocks	11,949	511,131	–	523,080
Short-Term Investments
Investment Companies	13,204	–	–	13,204
Total Investments in Securities	$25,153	$511,131	$–	$536,284

Appreciation in Other Financial Instruments
Futures Contracts	$–	$21	$–	$21
Depreciation in Other Financial Instruments
Futures Contracts	$–	$(28)	$–	$(28)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$–	$104,506	$91,301	$(1)	$–	$13,204	13,200	$75	$–
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares(a)	–	137,000	137,000	–	–	–	–	158	–
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	–	127,332	127,332	–	–	–	–	99	–
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	51,037	162,751	213,788	–	–	–	–	185	–	(c)
Total	$51,037	$531,589	$569,421	$(1)	$–	$13,204		$517	$–	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2019.

(c)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — 100.3%
COMMON STOCKS — 49.7%
Argentina — 0.1%
MercadoLibre, Inc.*	7	4,556

Australia — 0.6%
Australia & New Zealand Banking Group Ltd.	192	3,657
BHP Group Ltd.	142	3,896
BHP Group plc	162	3,851
Commonwealth Bank of Australia	13	713
CSL Ltd.	9	1,340
Dexus, REIT	188	1,684
Goodman Group, REIT	174	1,759
Macquarie Group Ltd.	3	246
National Australia Bank Ltd.	14	272
Oil Search Ltd.	63	307
Rio Tinto Ltd.	38	2,562
Rio Tinto plc	44	2,504
Westpac Banking Corp.	26	503

		23,294

Austria — 0.2%
Erste Group Bank AG*	230	8,270

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	42	4,217
KBC Group NV	30	1,940

		6,157

Brazil — 0.4%
Ambev SA, ADR*	520	2,740
Itau Unibanco Holding SA (Preference)	714	6,531
Lojas Renner SA*	282	3,489
Raia Drogasil SA*	58	1,252
WEG SA	310	1,937

		15,949

Canada — 0.6%
Advanz Pharma Corp.*	17	247
Alimentation Couche-Tard, Inc., Class B	68	4,169
Canadian National Railway Co.	45	4,293
Canadian Pacific Railway Ltd.	15	3,576
Canadian Pacific Railway Ltd.	9	2,117
Fairfax Financial Holdings Ltd.	4	1,871
TC Energy Corp.	46	2,237
Toronto-Dominion Bank (The)	61	3,568

		22,078

Chile — 0.0%(a)
Banco Santander Chile, ADR	49	1,416

China — 1.6%
Alibaba Group Holding Ltd., ADR*	79	13,670
Baidu, Inc., ADR*	15	1,642
Foshan Haitian Flavouring & Food Co. Ltd., Class A	59	846
JD.com, Inc., ADR*	96	2,884
Kweichow Moutai Co. Ltd., Class A	15	2,066
Midea Group Co. Ltd., Class A	231	1,820
Ping An Insurance Group Co. of China Ltd., Class H	1,284	15,133
Tencent Holdings Ltd.	423	19,713
Yum China Holdings, Inc.	41	1,875

		59,649

Denmark — 0.4%
Chr Hansen Holding A/S	13	1,094
GN Store Nord A/S	23	1,082
Novo Nordisk A/S, Class B	234	11,225

		13,401

Finland — 0.1%
Neste OYJ	26	859
Nokia OYJ	143	771
UPM-Kymmene OYJ	26	710
Wartsila OYJ Abp	153	1,919

		4,259

France — 3.1%
Air Liquide SA	32	4,443
Airbus SE	99	14,037
Alstom SA	114	4,919
AXA SA	39	973
BNP Paribas SA	116	5,408
Capgemini SE	25	3,116
Cie Generale des Etablissements Michelin SCA	12	1,287
Eiffage SA	16	1,571
Faurecia SE	21	1,000
Kering SA	3	1,776
LVMH Moet Hennessy Louis Vuitton SE	29	12,086
Natixis SA	331	1,329
Orange SA	190	2,811
Pernod Ricard SA	21	3,665
Peugeot SA	56	1,319
Renault SA	40	2,242
Safran SA	68	9,725
Sanofi	69	5,743
Schneider Electric SE	165	14,264
Sodexo SA	10	1,154
Thales SA	49	5,533
TOTAL SA	149	7,731
Unibail-Rodamco-Westfield, REIT	6	821
Vinci SA	48	4,931

		111,884

Germany — 1.9%
adidas AG	12	3,757
Allianz SE (Registered)	36	8,450
BASF SE	10	638
Bayer AG (Registered)	24	1,550
Brenntag AG	42	2,049
Continental AG	26	3,507
Daimler AG (Registered)	56	2,904
Delivery Hero SE*(b)	54	2,603
Deutsche Bank AG (Registered)	41	319
Deutsche Boerse AG	36	4,964
Deutsche Post AG (Registered)	68	2,207
Deutsche Telekom AG (Registered)	322	5,270
Henkel AG & Co. KGaA (Preference)	21	2,125
Infineon Technologies AG	255	4,729

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Germany — continued
MTU Aero Engines AG	6	1,539
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	14	3,330
RWE AG	71	1,909
SAP SE	81	9,892
Siemens AG (Registered)	8	852
Volkswagen AG (Preference)	32	5,411

		68,005

Hong Kong — 1.1%
AIA Group Ltd.	2,283	23,372
CK Asset Holdings Ltd.	656	4,932
CK Hutchison Holdings Ltd.	130	1,219
Hong Kong Exchanges & Clearing Ltd.	177	5,958
Jardine Matheson Holdings Ltd.	62	3,751

		39,232

India — 1.0%
HDFC Bank Ltd., ADR	228	26,252
Infosys Ltd., ADR	749	8,481
Mahindra & Mahindra Ltd., GDR(b)	189	1,490
Mahindra & Mahindra Ltd., GDR(b)	156	1,247

		37,470

Indonesia — 0.3%
Astra International Tbk. PT	3,810	1,888
Bank Central Asia Tbk. PT	3,198	7,021
Bank Rakyat Indonesia Persero Tbk. PT	8,563	2,713
Unilever Indonesia Tbk. PT	325	1,007

		12,629

Ireland — 0.1%
CRH plc	19	637
Ryanair Holdings plc, ADR*	27	1,661

		2,298

Italy — 0.5%
Assicurazioni Generali SpA	81	1,502
Enel SpA	1,492	10,209
Eni SpA	152	2,375
FinecoBank Banca Fineco SpA	391	3,888
Poste Italiane SpA(b)	90	963
UniCredit SpA	17	203

		19,140

Japan — 2.8%
Asahi Group Holdings Ltd.	20	884
Bridgestone Corp.	62	2,327
Central Japan Railway Co.	9	1,849
Daicel Corp.	184	1,558
Daikin Industries Ltd.	22	2,706
DMG Mori Co. Ltd.	132	1,909
Electric Power Development Co. Ltd.	17	374
Hitachi Ltd.	27	954
Honda Motor Co. Ltd.	114	2,841
Japan Airlines Co. Ltd.	37	1,143
Japan Tobacco, Inc.	78	1,721
Kao Corp.	41	2,992
Keyence Corp.	7	3,845
Komatsu Ltd.	117	2,625
Mabuchi Motor Co. Ltd.	61	2,113
Marui Group Co. Ltd.	89	1,912
Mitsubishi Corp.	80	2,156
Mitsubishi UFJ Financial Group, Inc.	580	2,863
Mitsui Fudosan Co. Ltd.	152	3,434
NGK Spark Plug Co. Ltd.	74	1,411
Nintendo Co. Ltd.	10	3,679
Nippon Telegraph & Telephone Corp.	66	2,970
Nomura Research Institute Ltd.	74	1,303
Olympus Corp.	41	450
Otsuka Corp.	46	1,798
Otsuka Holdings Co. Ltd.	67	2,468
Panasonic Corp.	179	1,511
Persol Holdings Co. Ltd.	56	1,352
Renesas Electronics Corp.*	176	1,034
Ryohin Keikaku Co. Ltd.	15	2,574
Seven & i Holdings Co. Ltd.	75	2,543
Shiseido Co. Ltd.	29	2,112
SMC Corp.	6	2,174
Sony Corp.	76	4,322
Sumitomo Electric Industries Ltd.	74	918
Sumitomo Mitsui Financial Group, Inc.	75	2,633
T&D Holdings, Inc.	170	1,903
Tokio Marine Holdings, Inc.	95	5,059
Tokyo Gas Co. Ltd.	23	584
Tokyu Corp.	254	4,442
Toray Industries, Inc.	197	1,355
Toyota Motor Corp.	154	9,938
West Japan Railway Co.	17	1,351
Yamato Holdings Co. Ltd.	31	614

		100,704

Luxembourg — 0.0%(a)
ArcelorMittal	75	1,190

Macau — 0.1%
Sands China Ltd.	566	2,717

Malaysia — 0.0%(a)
Public Bank Bhd.	255	1,353

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV, ADR	21	1,936
Grupo Financiero Banorte SAB de CV, Class O	317	1,585
Wal-Mart de Mexico SAB de CV	845	2,493

		6,014

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(b)	66	1,314
Adyen NV*(b)	2	1,473
Akzo Nobel NV	59	5,599
ASM International NV	11	930
ASML Holding NV	49	11,008
ASR Nederland NV	35	1,317
Heineken NV	10	1,043
ING Groep NV	287	3,180
Koninklijke Ahold Delhaize NV	50	1,145
Koninklijke Philips NV	26	1,222
NN Group NV	30	1,137
Royal Dutch Shell plc, Class A	163	5,121
Royal Dutch Shell plc, Class A	90	2,840
Royal Dutch Shell plc, Class B	122	3,850

		41,179

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Norway — 0.2%
DNB ASA	91	1,622
Norsk Hydro ASA	337	1,148
Telenor ASA	182	3,683

		6,453

Peru — 0.2%
Credicorp Ltd.	28	6,092

Russia — 0.1%
Sberbank of Russia PJSC	1,008	3,679
Sberbank of Russia PJSC, ADR	74	1,110
Sberbank of Russia PJSC, ADR	10	156

		4,945

Singapore — 0.2%
DBS Group Holdings Ltd.	270	5,144
United Overseas Bank Ltd.	15	286

		5,430

South Africa — 0.3%
Bid Corp. Ltd.	58	1,220
Bidvest Group Ltd. (The)	147	1,887
Capitec Bank Holdings Ltd.	21	1,738
FirstRand Ltd.	662	2,831
Mr Price Group Ltd.	48	591
RMB Holdings Ltd.	173	911
Sanlam Ltd.	281	1,454
Shoprite Holdings Ltd.	118	1,264
Tiger Brands Ltd.	51	792

		12,688

South Korea — 0.3%
NAVER Corp.	14	1,656
Samsung Electronics Co. Ltd.	203	7,701

		9,357

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	42	1,680
Banco Santander SA	340	1,453
Bankia SA	519	1,029
Iberdrola SA	653	6,197
Iberdrola SA*	15	144
Industria de Diseno Textil SA	182	5,454
Repsol SA	172	2,722
Telefonica SA	282	2,150

		20,829

Sweden — 0.3%
Evolution Gaming Group AB(b)	53	1,160
Lundin Petroleum AB	70	2,195
Svenska Handelsbanken AB, Class A	755	6,795
Volvo AB, Class B	98	1,454

		11,604

Switzerland — 2.2%
Alcon, Inc.*	35	2,022
Cie Financiere Richemont SA (Registered)	41	3,491
Credit Suisse Group AG (Registered)*	113	1,361
LafargeHolcim Ltd. (Registered)*	54	2,661
Logitech International SA (Registered)	30	1,223
Nestle SA (Registered)	291	30,862
Novartis AG (Registered)	171	15,723
Roche Holding AG	44	11,815
Swiss Re AG	55	5,291
Swisscom AG (Registered)	4	1,892
Zurich Insurance Group AG	12	4,250

		80,591

Taiwan — 0.8%
Delta Electronics, Inc.	409	1,973
Largan Precision Co. Ltd.	8	1,081
President Chain Store Corp.	356	3,424
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	506	21,579

		28,057

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	145	2,037
Siam Commercial Bank PCL (The)	194	863

		2,900

Turkey — 0.0%(a)
KOC Holding A/S	193	647

United Kingdom — 2.6%
3i Group plc	216	2,917
AstraZeneca plc	14	1,245
Aviva plc	341	1,672
Barratt Developments plc	182	1,421
BP plc	1,290	8,539
British American Tobacco plc	111	3,940
Burberry Group plc	203	5,606
Diageo plc	200	8,357
Dixons Carphone plc	580	841
GlaxoSmithKline plc	399	8,249
HSBC Holdings plc	364	2,914
InterContinental Hotels Group plc	55	3,839
ITV plc	1,018	1,367
Legal & General Group plc	1,141	3,620
Linde plc	29	5,505
Lloyds Banking Group plc	1,720	1,112
London Stock Exchange Group plc	37	2,957
Prudential plc	454	9,334
RELX plc	137	3,248
Smith & Nephew plc	190	4,291
SSE plc	120	1,605
Standard Chartered plc	297	2,447
Taylor Wimpey plc	619	1,212
Unilever NV	153	8,896
Vodafone Group plc	405	737
Whitbread plc	13	729

		96,600

United States — 25.4%
AbbVie, Inc.	22	1,462
Acadia Healthcare Co., Inc.*	32	1,028
Advanced Micro Devices, Inc.*	64	1,954
AdvanSix, Inc.*	28	730
Alexion Pharmaceuticals, Inc.*	16	1,817
Alleghany Corp.*	2	1,465
Allergan plc	20	3,163
Alliance Data Systems Corp.	39	6,046

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Alphabet, Inc., Class A*	5		5,918
Alphabet, Inc., Class C*(c)	18		22,316
Altice USA, Inc., Class A*	264		6,815
Amazon.com, Inc.*	16		30,313
American Electric Power Co., Inc.	55		4,817
American Express Co.	124		15,429
American Homes 4 Rent, Class A, REIT	79		1,904
American International Group, Inc.	81		4,521
AmerisourceBergen Corp.	22		1,906
AMETEK, Inc.	13		1,190
Amphenol Corp., Class A	18		1,660
Analog Devices, Inc.	37		4,389
Anthem, Inc.	7		2,050
Apple, Inc.(c)	82		17,370
Applied Materials, Inc.	37		1,809
Arista Networks, Inc.*	6		1,535
Arrow Electronics, Inc.*	44		3,193
Autodesk, Inc.*	7		1,085
Automatic Data Processing, Inc.	18		2,958
AutoZone, Inc.*	5		5,442
Avaya Holdings Corp.*	19		231
Avery Dennison Corp.	19		2,233
Ball Corp.	93		6,625
Bank of America Corp.	415		12,738
Berkshire Hathaway, Inc., Class A*	—	(d)	6,482
Berkshire Hathaway, Inc., Class B*	14		2,808
Best Buy Co., Inc.	26		2,018
BlackRock, Inc.	4		1,747
Blackstone Group, Inc. (The), Class A	57		2,714
Boeing Co. (The)	7		2,251
Booz Allen Hamilton Holding Corp.	14		938
Boston Scientific Corp.*	107		4,527
Brinker International, Inc.	39		1,558
Bristol-Myers Squibb Co.	20		895
Brixmor Property Group, Inc., REIT	146		2,765
Capital One Financial Corp.(c)	85		7,857
Carlisle Cos., Inc.	13		1,845
Catalent, Inc.*	31		1,737
CBRE Group, Inc., Class A*(c)	113		5,977
CBS Corp. (Non-Voting), Class B	39		2,013
Celgene Corp.*	15		1,378
Charles Schwab Corp. (The)	116		5,015
Charter Communications, Inc., Class A*	22		8,351
Chevron Corp.	55		6,710
Chubb Ltd.	19		2,918
Cigna Corp.	61		10,314
Cisco Systems, Inc.(c)	73		4,044
Citigroup, Inc.	165		11,713
Citizens Financial Group, Inc.	105		3,922
Claire’s Stores, Inc.*‡	—	(d)	196
Clear Channel Outdoor Holdings, Inc.*	11		34
Clorox Co. (The)	6		1,053
Coca-Cola Co. (The)	139		7,306
Columbia Sportswear Co.	16		1,648
Comcast Corp., Class A	320		13,793
CommScope Holding Co., Inc.*	96		1,376
Concho Resources, Inc.(c)	15		1,429
ConocoPhillips	73		4,335
Copart, Inc.*	35		2,687
Corning, Inc.	29		878
Coty, Inc., Class A	93		1,016
Delta Air Lines, Inc.(c)	103		6,297
DexCom, Inc.*	12		1,852
Diamondback Energy, Inc.	47		4,847
Discovery, Inc., Class A*	57		1,719
DISH Network Corp., Class A*	76		2,567
DocuSign, Inc.*	2		84
Dover Corp.	28		2,681
Duke Energy Corp.	22		1,914
DuPont de Nemours, Inc.	20		1,446
East West Bancorp, Inc.	40		1,923
EastGroup Properties, Inc., REIT	14		1,703
Edgewell Personal Care Co.*	29		885
Edison International	24		1,753
Electronic Arts, Inc.*	31		2,824
Eli Lilly & Co.	25		2,688
Energizer Holdings, Inc.	51		2,152
Entercom Communications Corp., Class A(c)	260		1,476
EOG Resources, Inc.	48		4,160
EQT Corp.	60		910
Equitrans Midstream Corp.	69		1,139
Eversource Energy	27		2,077
Exact Sciences Corp.*	18		2,084
Exelixis, Inc.*	64		1,357
Expedia Group, Inc.	28		3,680
Exxon Mobil Corp.(c)	38		2,816
Facebook, Inc., Class A*(c)	10		1,861
Fair Isaac Corp.*	4		1,217
Federal Realty Investment Trust, REIT	16		2,053
Ferguson plc	85		6,313
Fidelity National Information Services, Inc.	26		3,520
Fifth Third Bancorp	65		1,939
First Republic Bank	37		3,645
Fiserv, Inc.*(c)	141		14,911
Fortune Brands Home & Security, Inc.	34		1,874
Genuine Parts Co.	13		1,234
Global Payments, Inc.	24		4,000
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	144		2,138
Hartford Financial Services Group, Inc. (The)	50		2,882
HCA Healthcare, Inc.	11		1,411
Hewlett Packard Enterprise Co.	51		733
Hilton Worldwide Holdings, Inc.	53		5,070
Home Depot, Inc. (The)	55		11,750
Honeywell International, Inc.	68		11,652
iHeartMedia, Inc., Class A*	1		8
IHS Markit Ltd.*	28		1,791
Illinois Tool Works, Inc.(c)	21		3,244
Illumina, Inc.*	6		1,840
Intercept Pharmaceuticals, Inc.*	4		281
Intercontinental Exchange, Inc.	55		4,836
Intuit, Inc.	13		3,473
Intuitive Surgical, Inc.*	4		2,136

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value (000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Invesco Ltd.	72		1,388
Jazz Pharmaceuticals plc*	12		1,688
Johnson & Johnson	34		4,480
Keurig Dr Pepper, Inc.	55		1,539
KeyCorp	179		3,296
Keysight Technologies, Inc.*	23		2,075
Kimco Realty Corp., REIT	123		2,370
Kinder Morgan, Inc.	187		3,849
Kohl’s Corp.	49		2,626
Kroger Co. (The)	42		882
Lennox International, Inc.	6		1,589
Loews Corp.(c)	126		6,758
Lowe’s Cos., Inc.	17		1,771
Lululemon Athletica, Inc.*	10		1,869
Lyft, Inc., Class A*	18		1,070
M&T Bank Corp.	34		5,512
Marathon Petroleum Corp.	126		7,101
Marsh & McLennan Cos., Inc.	30		2,929
Martin Marietta Materials, Inc.	23		5,620
Mastercard, Inc., Class A	35		9,593
Medtronic plc	25		2,548
Merck & Co., Inc.	130		10,782
Microchip Technology, Inc.	10		963
Microsoft Corp.(c)	288		39,183
Mid-America Apartment Communities, Inc., REIT	33		3,837
Middleby Corp. (The)*	9		1,165
Molson Coors Brewing Co., Class B	21		1,126
Morgan Stanley	228		10,160
Murphy USA, Inc.*	18		1,556
Nasdaq, Inc.	18		1,765
Netflix, Inc.*	26		8,322
New York Times Co. (The), Class A	33		1,191
Nexstar Media Group, Inc., Class A	24		2,398
NextEra Energy, Inc.(c)	76		15,776
NII Holdings, Inc.*	—	(d)	—	(d)
NiSource, Inc.	44		1,306
Nordson Corp.	8		1,199
Nordstrom, Inc.	79		2,602
Norfolk Southern Corp.	20		3,786
Northern Trust Corp.	24		2,320
Norwegian Cruise Line Holdings Ltd.*	9		467
NVIDIA Corp.(c)	27		4,524
Occidental Petroleum Corp.	3		138
Old Dominion Freight Line, Inc.	11		1,843
O’Reilly Automotive, Inc.*	16		6,027
Outfront Media, Inc., REIT	103		2,807
Packaging Corp. of America	25		2,529
Palo Alto Networks, Inc.*	6		1,361
Parker-Hannifin Corp.	7		1,241
Parsley Energy, Inc., Class A*	62		1,037
PayPal Holdings, Inc.*	56		6,173
PBF Energy, Inc., Class A	43		1,192
Penn Virginia Corp.*	1		19
Pfizer, Inc.(c)	385		14,940
Philip Morris International, Inc.	47		3,918
Phillips 66	26		2,622
Pioneer Natural Resources Co.	24		3,281
PNC Financial Services Group, Inc. (The)	51		7,283
Post Holdings, Inc.*	28		2,950
Procter & Gamble Co. (The)	42		4,981
Progressive Corp. (The)	32		2,591
Prologis, Inc., REIT	24		1,909
Prudential Financial, Inc.	12		1,206
Public Storage, REIT	15		3,731
QUALCOMM, Inc.(c)	40		2,902
Rayonier, Inc., REIT	71		2,050
Regeneron Pharmaceuticals, Inc.*	4		1,254
Remington Outdoor Co., Inc.*‡	2		3
Ross Stores, Inc.	79		8,350
S&P Global, Inc.	13		3,197
Sage Therapeutics, Inc.*	5		783
salesforce.com, Inc.*(c)	57		8,795
Sempra Energy	14		1,934
ServiceNow, Inc.*	11		2,927
Slack Technologies, Inc., Class A*	19		649
Southwest Airlines Co.	23		1,181
Splunk, Inc.*	10		1,354
Spotify Technology SA*	14		2,215
Stanley Black & Decker, Inc.	37		5,531
SunTrust Banks, Inc.	68		4,540
Synopsys, Inc.*	14		1,804
T. Rowe Price Group, Inc.	42		4,790
Take-Two Interactive Software, Inc.*	26		3,239
TD Ameritrade Holding Corp.	26		1,338
Teladoc Health, Inc.*	39		2,636
Tesla, Inc.*	3		614
Texas Instruments, Inc.(c)	71		8,830
TherapeuticsMD, Inc.*	138		297
Thermo Fisher Scientific, Inc.	8		2,299
Tiffany & Co.	23		2,161
T-Mobile US, Inc.*	14		1,105
Tractor Supply Co.	23		2,551
Travelers Cos., Inc. (The)	32		4,701
Union Pacific Corp.	30		5,377
United Parcel Service, Inc., Class B	16		1,852
United Rentals, Inc.*	14		1,778
United Technologies Corp.	26		3,425
UnitedHealth Group, Inc.(c)	86		21,321
US Bancorp	69		3,947
Veeva Systems, Inc., Class A*	12		2,026
Ventas, Inc., REIT	29		1,932
Verizon Communications, Inc.(c)	93		5,165
Vertex Pharmaceuticals, Inc.*	20		3,280
Visa, Inc., Class A(c)	87		15,565
Vistra Energy Corp.	17		368
Vulcan Materials Co.	14		1,908
Walgreens Boots Alliance, Inc.	50		2,727
Waste Connections, Inc.	56		5,075
Wayfair, Inc., Class A*(c)	8		1,080
Wells Fargo & Co.(c)	164		7,957
Westrock Co.	63		2,274
Weyerhaeuser Co., REIT	45		1,136
Whirlpool Corp.	45		6,550
Williams Cos., Inc. (The)	119		2,935
Willis Towers Watson plc	25		4,797
Xcel Energy, Inc.	114		6,803
Xilinx, Inc.	17		1,942
Zebra Technologies Corp., Class A*	10		2,149
Zimmer Biomet Holdings, Inc.	66		8,873

			932,238

TOTAL COMMON STOCKS (Cost $1,546,730)			1,821,275

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 13.4%
Argentina — 0.0%(a)
Pampa Energia SA 7.38%, 7/21/2023(b)	75	75
YPF Energia Electrica SA 10.00%, 7/25/2026(e)	142	142
YPF SA
6.95%, 7/21/2027(b)	27	24
8.50%, 6/27/2029(e)	150	145

		386

Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
5.10%, 1/13/2020(e)	100	101
2.13%, 8/19/2020	250	250
2.70%, 11/16/2020	300	302
Commonwealth Bank of Australia
2.25%, 3/10/2020(e)	83	83
2.55%, 3/15/2021	250	251
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(e)	113	115
5.13%, 3/15/2023(e)	240	250
5.13%, 5/15/2024(e)	230	239
Macquarie Bank Ltd. 2.40%, 1/21/2020(e)	282	282
Macquarie Group Ltd. 6.25%, 1/14/2021(e)	805	846
National Australia Bank Ltd.
2.25%, 1/10/2020	250	250
(ICE LIBOR USD 3 Month + 0.51%), 3.03%, 5/22/2020(e)(f)	250	251
Scentre Group Trust 1
REIT, 2.38%, 11/5/2019(e)	190	190
REIT, 2.38%, 4/28/2021(e)	52	52
Suncorp-Metway Ltd. 2.35%, 4/27/2020(e)	233	233
Westpac Banking Corp.
4.88%, 11/19/2019	170	172
2.15%, 3/6/2020	524	523
2.60%, 11/23/2020	250	251
2.65%, 1/25/2021	300	302
2.10%, 5/13/2021	640	638

		5,581

Azerbaijan — 0.0%(a)
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(b)	300	359

Bahrain — 0.0%(a)
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(b)	300	300
Oil and Gas Holding Co. BSCC (The) 7.63%, 11/7/2024(e)	200	224

		524

Belarus — 0.0%(a)
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(e)	200	209

Brazil — 0.0%(a)
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(e)	200	232
Itau Unibanco Holding SA 6.20%, 12/21/2021(b)	200	212
Klabin Austria GmbH 7.00%, 4/3/2049(e)	200	215
Petrobras Global Finance BV
6.25%, 3/17/2024	70	78
6.90%, 3/19/2049	240	269
Usiminas International SARL 5.88%, 7/18/2026(e)	200	203

		1,209

Canada — 0.7%
1011778 BC ULC 4.25%, 5/15/2024(e)	3,365	3,439
Advanz Pharma Corp. 8.00%, 9/6/2024	656	644
Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(e)	96	96
Athabasca Oil Corp. 9.88%, 2/24/2022(e)	78	75
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(e)	294	304
Bank of Montreal
(ICE LIBOR USD 3 Month + 0.25%), 2.70%, 9/11/2019(f)	30	30
(ICE LIBOR USD 3 Month + 0.40%), 2.68%, 1/22/2021(f)	641	643
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 0.42%), 2.70%, 1/25/2021(f)	650	652
3.13%, 4/20/2021	1,130	1,147
Bombardier, Inc.
6.00%, 10/15/2022(e)	1,360	1,360
6.13%, 1/15/2023(e)	901	914
7.50%, 3/15/2025(e)	1,165	1,185
7.88%, 4/15/2027(e)	1,169	1,184
Canadian Imperial Bank of Commerce 2.70%, 2/2/2021	845	850
Federation des Caisses Desjardins du Quebec 2.25%, 10/30/2020(e)	300	300
Garda World Security Corp.
7.25%, 11/15/2021(e)	34	34
8.75%, 5/15/2025(e)	3,105	3,175
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(e)	1,403	1,477
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(e)	200	190

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Canada — continued
Hudbay Minerals, Inc.
7.25%, 1/15/2023(e)		145	149
7.63%, 1/15/2025(e)		200	207
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(e)		199	206
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(e)		348	300
Mattamy Group Corp. 6.88%, 12/15/2023(e)		295	306
MEG Energy Corp.
6.38%, 1/30/2023(e)		105	99
6.50%, 1/15/2025(e)		120	120
NOVA Chemicals Corp.
5.00%, 5/1/2025(e)		938	966
5.25%, 6/1/2027(e)		228	238
Open Text Corp. 5.88%, 6/1/2026(e)		873	932
Precision Drilling Corp.
5.25%, 11/15/2024		45	41
7.13%, 1/15/2026(e)		517	491
Quebecor Media, Inc. 5.75%, 1/15/2023		231	246
Royal Bank of Canada 2.50%, 1/19/2021		300	301
Stars Group Holdings BV 7.00%, 7/15/2026(e)		410	432
Toronto-Dominion Bank (The) 1.45%, 8/13/2019		270	270
(ICE LIBOR USD 3 Month + 0.15%), 2.43%, 10/24/2019(f)		16	16
2.55%, 1/25/2021		300	301
Videotron Ltd.
5.38%, 6/15/2024(e)		116	124
5.13%, 4/15/2027(e)		270	282

			23,726

Cayman Islands — 0.0%(a)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(e)		360	246
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(e)(g)		610	608

			854

Chile — 0.0%(a)
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(b)		200	215
4.38%, 2/5/2049(e)		300	322
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)		200	205
5.25%, 11/6/2029(e)		200	227
4.50%, 9/14/2047(b)		200	204

			1,173

China — 0.2%
China Development Bank
0.38%, 11/16/2021(b)	EUR	1,270	1,423
2.63%, 1/24/2022(b)		3,000	3,012
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(b)		200	200
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(b)		200	208
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019(b)		200	199
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(b)		250	245
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(b)		200	208
Tencent Holdings Ltd. 3.98%, 4/11/2029(e)		200	210

			5,705

Colombia — 0.0%(a)
Ecopetrol SA
5.88%, 9/18/2023		200	223
5.38%, 6/26/2026		228	252
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(e)		530	545
Millicom International Cellular SA 5.13%, 1/15/2028(b)		200	204

			1,224

Denmark — 0.0%(a)
DKT Finance ApS 9.38%, 6/17/2023(e)		550	595

Ecuador — 0.0%(a)
Petroamazonas EP
4.63%, 2/16/2020(b)		117	117
4.63%, 11/6/2020(e)		450	446

			563

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027		608	628
Nordea Bank Abp
4.88%, 1/27/2020(e)		285	289
2.13%, 5/29/2020(e)		238	237
2.50%, 9/17/2020(e)		200	200
2.25%, 5/27/2021(e)		350	349

			1,703

France — 0.5%
Altice France SA
7.38%, 5/1/2026(e)		2,284	2,416
8.13%, 2/1/2027(e)		400	435
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(e)		200	201
BNP Paribas SA 5.00%, 1/15/2021		300	312
Credit Agricole Corporate & Investment Bank SA (ICE LIBOR USD 3 Month + 0.29%), 2.86%, 11/2/2020(e)(f)		350	350
Credit Agricole SA 2.75%, 6/10/2020(e)		730	732
(ICE LIBOR USD 3 Month + 0.97%), 3.42%, 6/10/2020(e)(f)		283	285
Dexia Credit Local SA
0.75%, 1/25/2023(b)	EUR	3,500	4,031
1.63%, 12/8/2023(b)	GBP	2,800	3,506
1.25%, 11/26/2024(b)	EUR	2,100	2,512
Orange SA 1.63%, 11/3/2019		191	191

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
France — continued
Societe Generale SA 2.50%, 4/8/2021(e)	200	200
5.20%, 4/15/2021(e)	200	209
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(e)(f)(h)(i)	660	687
WEA Finance LLC REIT, 2.70%, 9/17/2019(e)	200	200

		16,267

Georgia — 0.0%(a)
Georgian Railway JSC 7.75%, 7/11/2022(b)	200	219

Germany — 0.1%
BMW US Capital LLC
3.25%, 8/14/2020(e)	1,002	1,009
3.10%, 4/12/2021(e)	380	384
Daimler Finance North America LLC 2.70%, 8/3/2020(e)	762	762
Deutsche Telekom International Finance BV 2.23%, 1/17/2020(e)	745	744
Kreditanstalt fuer Wiederaufbau 1.25%, 9/30/2019	530	529
Siemens Financieringsmaatschappij NV 2.20%, 3/16/2020(e)	250	250
Unitymedia GmbH 6.13%, 1/15/2025(e)	412	429

		4,107

Ghana — 0.0%(a)
Tullow Oil plc 7.00%, 3/1/2025(e)	403	406

Hong Kong — 0.0%(a)
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(e)	1,200	1,236
WTT Investment Ltd. 5.50%, 11/21/2022(e)	200	205

		1,441

Hungary — 0.0%(a)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(b)	200	209

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(e)	200	220
6.53%, 11/15/2028(e)	200	240
6.76%, 11/15/2048(e)	200	249
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039(e)	200	232
Pertamina Persero PT
3.65%, 7/30/2029(e)	200	201
6.50%, 11/7/2048(b)	200	253
Perusahaan Listrik Negara PT 4.13%, 5/15/2027(b)	200	208

		1,603

Ireland — 0.2%
Ardagh Packaging Finance plc
7.25%, 5/15/2024(e)	757	799
6.00%, 2/15/2025(e)	800	826
5.25%, 8/15/2027(e)(j)	834	831
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(e)	120	128
5.13%, 10/1/2023(e)	150	160
5.25%, 5/15/2024(e)	1,924	2,065
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(e)	1,019	1,101

		5,910

Italy — 0.0%(a)
Telecom Italia Capital SA
6.38%, 11/15/2033	405	425
6.00%, 9/30/2034	296	301
Telecom Italia SpA 5.30%, 5/30/2024(e)	305	322

		1,048

Japan — 0.1%
Development Bank of Japan, Inc. 3.13%, 9/6/2023(e)	1,850	1,914
Mizuho Bank Ltd. 2.70%, 10/20/2020(e)	200	201
MUFG Bank Ltd. 2.30%, 3/5/2020(e)	200	200

		2,315

Kazakhstan — 0.0%(a)
KazMunayGas National Co. JSC
3.88%, 4/19/2022(b)	200	205
4.75%, 4/19/2027(b)	200	216
6.38%, 10/24/2048(b)	200	242

		663

Luxembourg — 0.2%
Altice Financing SA
6.63%, 2/15/2023(e)	200	206
7.50%, 5/15/2026(e)	1,275	1,336
Altice Luxembourg SA
7.63%, 2/15/2025(e)	1,170	1,146
10.50%, 5/15/2027(e)	373	395
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	1,568	1,445
8.00%, 2/15/2024(e)	1,125	1,169
8.50%, 10/15/2024(e)	2,370	2,364
9.75%, 7/15/2025(e)	435	450

		8,511

Malaysia — 0.0%(a)
Petronas Capital Ltd. 4.50%, 3/18/2045(b)	200	234

Mexico — 0.1%
America Movil SAB de CV 5.00%, 3/30/2020	104	106
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(b)	200	206
Cemex SAB de CV
5.70%, 1/11/2025(e)	550	565
6.13%, 5/5/2025(e)	2,570	2,659
Grupo Televisa SAB 5.25%, 5/24/2049	200	206
Petroleos Mexicanos
5.50%, 1/21/2021	150	153

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Mexico — continued
(ICE LIBOR USD 3 Month + 3.65%), 6.10%, 3/11/2022(f)		200	202
5.38%, 3/13/2022		50	51
5.50%, 6/27/2044		400	325
5.63%, 1/23/2046		100	82
6.75%, 9/21/2047		75	68

			4,623

Morocco — 0.0%(a)
OCP SA 6.88%, 4/25/2044(b)		310	372

Netherlands — 0.2%
BNG Bank NV
2.50%, 2/16/2021(e)		3,538	3,564
4.75%, 3/6/2023(b)	AUD	602	462
Cooperatieve Rabobank UA
4.50%, 1/11/2021		409	421
3.13%, 4/26/2021		1,300	1,316
NXP BV 4.63%, 6/15/2022(e)		200	209
Shell International Finance BV 4.38%, 3/25/2020		259	262
Trivium Packaging Finance BV
5.50%, 8/15/2026(e)		249	257
8.50%, 8/15/2027(e)		227	239
UPC Holding BV 5.50%, 1/15/2028(e)		200	204
UPCB Finance IV Ltd. 5.38%, 1/15/2025(e)		450	461
Ziggo Bond Co. BV 5.88%, 1/15/2025(e)		906	928
Ziggo BV 5.50%, 1/15/2027(e)		300	306

			8,629

New Zealand — 0.0%(a)
ANZ New Zealand Int’l Ltd. 2.85%, 8/6/2020(e)		400	402

Nigeria — 0.0%(a)
IHS Netherlands Holdco BV 9.50%, 10/27/2021(b)		280	289

Norway — 0.1%
Aker BP ASA
4.75%, 6/15/2024(e)		310	319
5.88%, 3/31/2025(e)		723	761
DNB Bank ASA (ICE LIBOR USD 3 Month + 0.37%), 2.69%, 10/2/2020(e)(f)		250	250
DNO ASA 8.75%, 5/31/2023(b)		200	207
Equinor ASA 2.25%, 11/8/2019		135	135

			1,672

Panama — 0.0%(a)
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(e)		200	243
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(e)		400	434

			677

Peru — 0.1%
Consorcio Transmantaro SA 4.70%, 4/16/2034(e)		200	214
Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025(b)		200	216
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(b)		200	203
Inkia Energy Ltd. 5.88%, 11/9/2027(e)		230	239
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(e)		200	206
Petroleos del Peru SA
4.75%, 6/19/2032(b)		400	432
5.63%, 6/19/2047(b)		200	227

			1,737

Qatar — 0.0%(a)
ABQ Finance Ltd. 3.50%, 2/22/2022(b)		380	385
QNB Finance Ltd. 2.13%, 9/7/2021(b)		200	198

			583

Saudi Arabia — 0.0%(a)
Saudi Arabian Oil Co. 4.38%, 4/16/2049(e)		200	206

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(b)	EUR	2,000	2,257
3.63%, 8/1/2028(e)		6,158	6,671
United Overseas Bank Ltd. (ICE LIBOR USD 3 Month + 0.48%), 2.74%, 4/23/2021(e)(f)		300	300

			9,228

South Africa — 0.0%(a)
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(b)		200	201
6.75%, 8/6/2023(b)		200	205
8.45%, 8/10/2028(b)		600	661
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(e)		260	263

			1,330

South Korea — 0.0%(a)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(f)(h)(i)		330	323
Korea Development Bank (The) 3.00%, 3/19/2022		1,087	1,105

			1,428

Spain — 0.0%(a)
AI Candelaria Spain SLU 7.50%, 12/15/2028(e)		340	381
International Airport Finance SA 12.00%, 3/15/2033(e)		200	224

			605

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Sweden — 0.0%(a)
Skandinaviska Enskilda Banken AB 2.63%, 11/17/2020(e)		200	200
Svenska Handelsbanken AB
1.95%, 9/8/2020		572	570
2.40%, 10/1/2020		250	250

			1,020

Switzerland — 0.1%
UBS AG
2.20%, 6/8/2020(e)		300	299
2.45%, 12/1/2020(e)		760	761
UBS Group Funding Switzerland AG 3.00%, 4/15/2021(e)		428	432

			1,492

Trinidad and Tobago — 0.0%(a)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(e)		350	392

Tunisia — 0.0%(a)
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023(e)	EUR	100	114
6.38%, 7/15/2026(e)	EUR	100	111

			225

Turkey — 0.0%(a)
Turk Telekomunikasyon A/S 6.88%, 2/28/2025(e)		200	204

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(e)		141	144
5.00%, 8/1/2024(e)		754	799
EA Partners I BV 6.88%, 9/28/2020(b)		590	239
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(e)		1,213	1,135

			2,317

United Kingdom — 0.3%
Barclays Bank plc 7.63%, 11/21/2022		400	439
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(f)(h)(i)		211	215
4.38%, 9/11/2024		1,319	1,354
BAT International Finance plc 2.75%, 6/15/2020(e)		252	252
BP Capital Markets plc (ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020(f)		454	454
eG Global Finance plc 6.75%, 2/7/2025(e)		481	483
HSBC Holdings plc 2.95%, 5/25/2021		208	210
Ithaca Energy North Sea plc 9.38%, 7/15/2024(e)		446	458
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(e)		400	318
Lloyds Bank plc 2.70%, 8/17/2020		749	751
Nationwide Building Society 2.35%, 1/21/2020(e)		237	237
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(f)(h)(i)		200	203
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(f)(h)(i)		628	668
6.00%, 12/19/2023		855	925
Standard Chartered plc 3.05%, 1/15/2021(e)		1,070	1,076
VALARIS plc 5.75%, 10/1/2044		693	395
Virgin Media Secured Finance plc
5.25%, 1/15/2026(e)		955	975
5.50%, 8/15/2026(e)		610	638
5.50%, 5/15/2029(e)		200	205

			10,256

United States — 9.7%
AbbVie, Inc. 2.50%, 5/14/2020		642	642
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023		713	718
6.50%, 3/1/2024		592	607
ACCO Brands Corp. 5.25%, 12/15/2024(e)		219	224
ACE Cash Express, Inc. 12.00%, 12/15/2022(e)		485	478
ADT Security Corp. (The)
4.13%, 6/15/2023		576	579
4.88%, 7/15/2032(e)		500	434
AECOM
5.88%, 10/15/2024		238	257
5.13%, 3/15/2027		769	806
AES Corp. 6.00%, 5/15/2026		810	863
Ahern Rentals, Inc. 7.38%, 5/15/2023(e)		980	848
AIG Global Funding 2.15%, 7/2/2020(e)		163	163
(ICE LIBOR USD 3 Month + 0.65%), 2.93%, 1/22/2021(e)(f)		281	282
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 3.19%, 6/3/2021(f)		744	746
AK Steel Corp.
6.38%, 10/15/2025		770	655
7.00%, 3/15/2027		290	249
Albertsons Cos. LLC
6.63%, 6/15/2024		765	797
5.75%, 3/15/2025		210	214
7.50%, 3/15/2026(e)		3,216	3,544

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Alcoa Nederland Holding BV
6.75%, 9/30/2024(e)	202	212
7.00%, 9/30/2026(e)	200	214
Allegheny Technologies, Inc.
5.95%, 1/15/2021	86	88
7.88%, 8/15/2023	295	318
Alliance Data Systems Corp. 5.38%, 8/1/2022(e)	438	444
Allied Universal Holdco LLC
6.63%, 7/15/2026(e)	120	126
9.75%, 7/15/2027(e)	122	127
Allison Transmission, Inc. 4.75%, 10/1/2027(e)	473	473
Ally Financial, Inc.
5.13%, 9/30/2024	721	789
4.63%, 3/30/2025	1,117	1,192
5.75%, 11/20/2025	840	938
8.00%, 11/1/2031	639	854
Altria Group, Inc. 2.63%, 1/14/2020	478	478
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	874	826
5.88%, 11/15/2026	285	258
6.13%, 5/15/2027	457	409
AMC Networks, Inc.
5.00%, 4/1/2024	60	62
4.75%, 8/1/2025	708	720
American Airlines Group, Inc. 5.00%, 6/1/2022(e)	310	319
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	1,825	1,830
6.25%, 3/15/2026	158	157
6.50%, 4/1/2027	1,229	1,229
American Express Co. (ICE LIBOR USD 3 Month + 0.62%), 3.14%, 5/20/2022(f)	733	736
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.57%), 2.84%, 10/30/2019(f)	34	34
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 2.69%, 11/13/2019(f)	45	45
2.00%, 2/14/2020	250	250
1.95%, 7/20/2020	350	349
AmeriGas Partners LP
5.63%, 5/20/2024	115	122
5.50%, 5/20/2025	590	619
5.88%, 8/20/2026	262	278
Amkor Technology, Inc. 6.63%, 9/15/2027(e)	802	840
AMN Healthcare, Inc. 5.13%, 10/1/2024(e)	585	598
Amsted Industries, Inc.
5.38%, 9/15/2024(e)	77	79
5.63%, 7/1/2027(e)	301	316
Antero Resources Corp. 5.63%, 6/1/2023	149	141
Arconic, Inc.
5.13%, 10/1/2024	1,811	1,931
5.90%, 2/1/2027	1,458	1,604
Athene Global Funding 2.75%, 4/20/2020(e)	782	784
Avaya, Inc. 7.00%, 4/1/2019‡(e)(k)	561	—	(d)
Avis Budget Car Rental LLC
6.38%, 4/1/2024(e)	234	245
5.25%, 3/15/2025(e)	825	833
5.75%, 7/15/2027(e)	321	324
B&G Foods, Inc. 5.25%, 4/1/2025	2,556	2,543
Banff Merger Sub, Inc. 9.75%, 9/1/2026(e)	905	809
Bank of America Corp.
5.63%, 7/1/2020	300	309
2.63%, 4/19/2021	319	321
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(f)(h)(i)	390	425
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(f)(h)(i)	1,173	1,280
Bank of America NA (ICE LIBOR USD 3 Month + 0.35%), 2.87%, 5/24/2021(f)	756	757
Bank of New York Mellon (The) (ICE LIBOR USD 3 Month + 0.30%), 2.80%, 12/4/2020(f)	250	250
Bausch Health Cos., Inc.
5.50%, 3/1/2023(e)	11	11
5.88%, 5/15/2023(e)	983	990
7.00%, 3/15/2024(e)	847	894
6.13%, 4/15/2025(e)	2,513	2,572
5.50%, 11/1/2025(e)	1,527	1,588
9.00%, 12/15/2025(e)	1,530	1,708
5.75%, 8/15/2027(e)	344	362
7.00%, 1/15/2028(e)	287	296
7.25%, 5/30/2029(e)	315	327
BB&T Corp. 2.45%, 1/15/2020	43	43
Berry Global, Inc.
5.50%, 5/15/2022	40	40
4.88%, 7/15/2026(e)	468	487
5.63%, 7/15/2027(e)	573	602
Big River Steel LLC 7.25%, 9/1/2025(e)	373	397
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(e)	392	402
Boston Properties LP REIT, 4.13%, 5/15/2021	700	719
Boyd Gaming Corp.
6.38%, 4/1/2026	825	870
6.00%, 8/15/2026	212	222
Boyne USA, Inc. 7.25%, 5/1/2025(e)	732	798

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	329	304
Brink’s Co. (The) 4.63%, 10/15/2027(e)	1,263	1,285
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(e)	1,127	1,164
Bruin E&P Partners LLC 8.88%, 8/1/2023(e)	160	120
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(f)	515	399
Cablevision Systems Corp.
8.00%, 4/15/2020	584	602
5.88%, 9/15/2022	565	601
Caleres, Inc. 6.25%, 8/15/2023	102	105
California Resources Corp. 8.00%, 12/15/2022(e)	263	184
Callon Petroleum Co.
6.13%, 10/1/2024	266	260
6.38%, 7/1/2026	147	143
Calpine Corp.
5.75%, 1/15/2025	612	612
5.25%, 6/1/2026(e)	910	919
Camelot Finance SA 7.88%, 10/15/2024(e)	243	253
Capital One Financial Corp. 2.50%, 5/12/2020	487	487
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	523	514
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(e)	689	703
5.00%, 7/15/2027(e)	850	873
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 8/26/2020(f)	350	351
Series I, 2.65%, 5/17/2021	910	917
CCM Merger, Inc. 6.00%, 3/15/2022(e)	300	307
CCO Holdings LLC
5.13%, 2/15/2023	374	379
5.75%, 9/1/2023	335	342
5.88%, 4/1/2024(e)	1,209	1,256
5.38%, 5/1/2025(e)	60	62
5.75%, 2/15/2026(e)	1,861	1,960
5.50%, 5/1/2026(e)	1,000	1,044
5.13%, 5/1/2027(e)	1,875	1,933
5.88%, 5/1/2027(e)	573	601
5.00%, 2/1/2028(e)	327	336
5.38%, 6/1/2029(e)	343	355
CDK Global, Inc. 5.25%, 5/15/2029(e)	1,038	1,077
CDW LLC
5.50%, 12/1/2024	120	129
5.00%, 9/1/2025	190	198
Cedar Fair LP 5.25%, 7/15/2029(e)	82	85
Centene Corp.
6.13%, 2/15/2024	83	87
4.75%, 1/15/2025	598	610
5.38%, 6/1/2026(e)	660	697
Centennial Resource Production LLC 6.88%, 4/1/2027(e)	292	285
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	745	775
Series Y, 7.50%, 4/1/2024	570	624
5.63%, 4/1/2025	840	851
Charles Schwab Corp. (The) 4.45%, 7/22/2020	300	306
Chemours Co. (The) 7.00%, 5/15/2025	870	853
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	130	148
5.88%, 3/31/2025	895	984
Cheniere Energy Partners LP 5.25%, 10/1/2025	268	278
5.63%, 10/1/2026	283	299
Chesapeake Energy Corp. 7.00%, 10/1/2024	353	287
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020(e)	221	221
Cincinnati Bell, Inc.
7.00%, 7/15/2024(e)	672	574
8.00%, 10/15/2025(e)	56	47
Cinemark USA, Inc. 4.88%, 6/1/2023	435	440
Cisco Systems, Inc. 4.45%, 1/15/2020	175	177
CIT Group, Inc. 4.75%, 2/16/2024	875	929
Citgo Holding, Inc. 9.25%, 8/1/2024(e)	237	247
CITGO Petroleum Corp. 6.25%, 8/15/2022(e)	100	101
Citibank NA
(ICE LIBOR USD 3 Month + 0.30%), 2.58%, 10/20/2020(f)	250	250
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/20/2022(f)	380	381
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(f)(h)(i)	359	371
2.70%, 3/30/2021	760	764
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(f)(h)(i)	405	426
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(f)(h)(i)	805	858
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(f)(h)(i)	210	234

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Citizens Bank NA
2.45%, 12/4/2019	349	349
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 5/26/2020(f)	258	259
(ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022(f)	250	251
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	15	15
Series B, 6.50%, 11/15/2022	1,092	1,115
9.25%, 2/15/2024(e)	2,187	2,373
Clearwater Paper Corp.
4.50%, 2/1/2023	389	382
5.38%, 2/1/2025(e)	739	685
Clearway Energy Operating LLC 5.00%, 9/15/2026	785	785
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(e)	150	154
5.75%, 3/1/2025	238	241
CNG Holdings, Inc. 12.50%, 6/15/2024(e)	1,050	1,037
CNO Financial Group, Inc. 5.25%, 5/30/2025	589	635
CNX Midstream Partners LP 6.50%, 3/15/2026(e)	212	202
Coeur Mining, Inc. 5.88%, 6/1/2024	289	282
Colfax Corp.
6.00%, 2/15/2024(e)	216	229
6.38%, 2/15/2026(e)	370	396
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	320	322
Comerica Bank 2.50%, 6/2/2020	250	250
Commercial Metals Co.
4.88%, 5/15/2023	54	55
5.38%, 7/15/2027	431	433
CommScope Technologies LLC
6.00%, 6/15/2025(e)	222	202
5.00%, 3/15/2027(e)	500	419
CommScope, Inc.
5.50%, 3/1/2024(e)	741	751
5.50%, 6/15/2024(e)	604	554
6.00%, 3/1/2026(e)	735	743
8.25%, 3/1/2027(e)	725	714
Community Health Systems, Inc.
5.13%, 8/1/2021	639	633
6.25%, 3/31/2023	962	921
8.63%, 1/15/2024(e)	1,080	1,080
8.13%, 6/30/2024(e)	806	612
8.00%, 3/15/2026(e)	154	148
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(e)	553	498
Constellium SE 5.75%, 5/15/2024(e)	255	263
Covanta Holding Corp. 5.88%, 3/1/2024	446	457
Credit Acceptance Corp. 6.63%, 3/15/2026(e)	444	479
Crestwood Midstream Partners LP
6.25%, 4/1/2023	19	19
5.75%, 4/1/2025	581	591
5.63%, 5/1/2027(e)	135	134
Crown Americas LLC
4.75%, 2/1/2026	419	431
4.25%, 9/30/2026	525	533
CSC Holdings LLC
6.75%, 11/15/2021	304	325
5.38%, 7/15/2023(e)	480	492
5.25%, 6/1/2024	650	679
7.75%, 7/15/2025(e)	427	459
6.63%, 10/15/2025(e)	450	478
5.50%, 5/15/2026(e)	1,350	1,411
5.50%, 4/15/2027(e)	1,473	1,543
5.38%, 2/1/2028(e)	1,290	1,345
6.50%, 2/1/2029(e)	760	838
CSI Compressco LP 7.50%, 4/1/2025(e)	360	358
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(e)	477	487
Curo Group Holdings Corp. 8.25%, 9/1/2025(e)	1,400	1,235
CVR Partners LP 9.25%, 6/15/2023(e)	2,900	3,016
CyrusOne LP REIT, 5.38%, 3/15/2027	402	427
Darling Ingredients, Inc. 5.25%, 4/15/2027(e)	380	395
DaVita, Inc.
5.13%, 7/15/2024	1,602	1,608
5.00%, 5/1/2025	781	765
DCP Midstream Operating LP
3.88%, 3/15/2023	720	730
5.38%, 7/15/2025	373	396
6.75%, 9/15/2037(e)	295	314
Dean Foods Co. 6.50%, 3/15/2023(e)	305	169
Delek Logistics Partners LP 6.75%, 5/15/2025	806	808
Dell International LLC
5.88%, 6/15/2021(e)	193	196
7.13%, 6/15/2024(e)	180	191
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	197	134
Diamond Sports Group LLC
5.38%, 8/15/2026(e)	671	682
6.63%, 8/15/2027(e)	215	220
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	521	510
DISH DBS Corp.
5.13%, 5/1/2020	335	339
6.75%, 6/1/2021	1,971	2,052
5.88%, 7/15/2022	479	484
5.00%, 3/15/2023	198	191
5.88%, 11/15/2024	420	389

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Dole Food Co., Inc. 7.25%, 6/15/2025(e)	693	681
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	101	102
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(e)	1,029	1,088
DTE Energy Co. 1.50%, 10/1/2019	70	70
DTE Gas Co. 5.00%, 10/1/2019	197	198
Duke Energy Carolinas LLC 4.30%, 6/15/2020	740	753
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(e)	592	631
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020(f)	65	65
Edgewell Personal Care Co. 4.70%, 5/24/2022	43	44
Embarq Corp. 8.00%, 6/1/2036	3,235	3,146
EMC Corp. 3.38%, 6/1/2023	403	398
Enbridge Energy Partners LP 4.38%, 10/15/2020	550	561
Encompass Health Corp. 5.75%, 11/1/2024	865	875
Endo Dac
6.00%, 7/15/2023(e)	265	168
6.00%, 2/1/2025(e)(l)	200	120
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(f)(h)(i)	760	593
4.40%, 4/1/2024	235	239
4.15%, 6/1/2025	249	245
4.85%, 7/15/2026	151	153
5.60%, 4/1/2044	87	75
Entercom Media Corp.
7.25%, 11/1/2024(e)	600	629
6.50%, 5/1/2027(e)	233	246
Enterprise Development Authority (The) 12.00%, 7/15/2024(e)	1,575	1,752
Enterprise Products Operating LLC
2.55%, 10/15/2019	30	30
5.25%, 1/31/2020	534	541
5.20%, 9/1/2020	169	174
Envision Healthcare Corp. 8.75%, 10/15/2026(e)	321	222
EOG Resources, Inc.
2.45%, 4/1/2020	124	124
4.10%, 2/1/2021	660	679
EP Energy LLC
8.00%, 11/29/2024(e)	396	262
8.00%, 2/15/2025(e)	406	75
7.75%, 5/15/2026(e)	501	449
Equinix, Inc.
REIT, 5.75%, 1/1/2025	288	298
REIT, 5.88%, 1/15/2026	73	77
ERAC USA Finance LLC 2.35%, 10/15/2019(e)	53	53
ERP Operating LP REIT, 4.75%, 7/15/2020	730	742
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(e)	505	520
Exela Intermediate LLC 10.00%, 7/15/2023(e)	1,600	1,308
Exelon Corp. 5.15%, 12/1/2020	602	619
Exelon Generation Co. LLC
5.20%, 10/1/2019	58	58
2.95%, 1/15/2020	77	77
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024(e)	40	32
Exxon Mobil Corp. 1.91%, 3/6/2020	63	63
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(e)	607	634
First Data Corp.
5.00%, 1/15/2024(e)	99	102
5.75%, 1/15/2024(e)	112	115
FirstCash, Inc. 5.38%, 6/1/2024(e)	447	462
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(f)	760	760
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	130	132
3.88%, 3/15/2023	1,260	1,263
5.40%, 11/14/2034	337	325
Frontier Communications Corp.
7.13%, 1/15/2023	215	127
7.63%, 4/15/2024	100	55
6.88%, 1/15/2025	525	289
11.00%, 9/15/2025	615	357
8.50%, 4/1/2026(e)	1,514	1,479
FXI Holdings, Inc. 7.88%, 11/1/2024(e)	130	117
Gartner, Inc. 5.13%, 4/1/2025(e)	320	329
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	550	547
General Dynamics Corp. 3.00%, 5/11/2021	292	296
Genesis Energy LP
6.75%, 8/1/2022	50	51
6.00%, 5/15/2023	215	216
5.63%, 6/15/2024	742	729
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(e)	565	617
Getty Images, Inc. 9.75%, 3/1/2027(e)	33	34
Global Partners LP
7.00%, 6/15/2023	330	338
7.00%, 8/1/2027(e)	423	424
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(e)	210	219

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Goldman Sachs Group, Inc. (The)
2.55%, 10/23/2019	100	100
(ICE LIBOR USD 3 Month + 1.16%), 3.42%, 4/23/2020(f)	260	262
Series D, 6.00%, 6/15/2020	1,100	1,134
Goodman Networks, Inc. 8.00%, 5/11/2022	25	12
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	602	609
5.00%, 5/31/2026	1,239	1,236
4.88%, 3/15/2027	700	664
Gray Television, Inc.
5.13%, 10/15/2024(e)	311	319
5.88%, 7/15/2026(e)	302	313
7.00%, 5/15/2027(e)	1,245	1,362
Greif, Inc. 6.50%, 3/1/2027(e)	594	619
Group 1 Automotive, Inc. 5.25%, 12/15/2023(e)	393	401
H&E Equipment Services, Inc. 5.63%, 9/1/2025	415	426
Hanesbrands, Inc. 4.88%, 5/15/2026(e)	1,032	1,078
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(e)	91	77
Harsco Corp. 5.75%, 7/31/2027(e)	207	213
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(e)	189	197
HCA Healthcare, Inc. 6.25%, 2/15/2021	675	707
HCA, Inc.
7.50%, 2/15/2022	532	589
5.88%, 5/1/2023	784	857
5.38%, 2/1/2025	2,293	2,480
5.88%, 2/15/2026	1,030	1,141
5.63%, 9/1/2028	573	632
Hecla Mining Co. 6.88%, 5/1/2021	665	644
Herc Holdings, Inc. 5.50%, 7/15/2027(e)	422	423
Hertz Corp. (The)
7.38%, 1/15/2021	61	61
7.63%, 6/1/2022(e)	463	480
5.50%, 10/15/2024(e)	219	215
7.13%, 8/1/2026(e)	410	419
Hilcorp Energy I LP
5.00%, 12/1/2024(e)	303	290
5.75%, 10/1/2025(e)	25	24
6.25%, 11/1/2028(e)	439	426
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(e)	354	365
5.00%, 2/15/2025(e)	310	321
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	151	157
4.88%, 1/15/2030(e)	252	259
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	413	443
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	97	99
4.88%, 4/1/2027	159	165
Holly Energy Partners LP 6.00%, 8/1/2024(e)	444	463
Hologic, Inc. 4.38%, 10/15/2025(e)	592	595
HSBC USA, Inc. 2.75%, 8/7/2020	160	161
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	91
6.63%, 8/1/2026	300	324
Huntington National Bank (The)
2.38%, 3/10/2020	250	250
(ICE LIBOR USD 3 Month + 0.55%), 3.12%, 2/5/2021(f)	250	251
Icahn Enterprises LP
6.25%, 2/1/2022	64	66
6.75%, 2/1/2024	930	965
6.38%, 12/15/2025	681	712
6.25%, 5/15/2026(e)	416	428
iHeartCommunications, Inc.
9.00%, 12/15/2019‡(k)	442	—
6.38%, 5/1/2026	277	294
8.38%, 5/1/2027	1,373	1,445
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.09%, 12/21/2065(e)(f)	1,015	710
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.34%, 12/21/2065(e)(f)	880	629
Infor US, Inc. 6.50%, 5/15/2022	204	208
International Game Technology plc 6.50%, 2/15/2025(e)	1,610	1,763
IQVIA, Inc.
4.88%, 5/15/2023(e)	358	366
5.00%, 10/15/2026(e)	200	209
5.00%, 5/15/2027(e)	316	330
IRB Holding Corp. 6.75%, 2/15/2026(e)	1,188	1,182
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(e)	2,430	2,412
REIT, 5.25%, 3/15/2028(e)	583	586
Jackson National Life Global Funding
2.20%, 1/30/2020(e)	907	906
(ICE LIBOR USD 3 Month + 0.31%), 2.72%, 3/16/2021(e)(f)	500	500
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(e)	398	406

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
JBS USA LUX SA
5.88%, 7/15/2024(e)	1,036	1,064
5.75%, 6/15/2025(e)	1,041	1,067
6.75%, 2/15/2028(e)	883	955
6.50%, 4/15/2029(e)	1,166	1,252
5.50%, 1/15/2030(e)	685	684
John Deere Capital Corp.
2.30%, 9/16/2019	60	60
(ICE LIBOR USD 3 Month + 0.18%), 2.48%, 1/7/2020(f)	275	275
1.95%, 6/22/2020	406	405
2.30%, 6/7/2021	466	466
Kaiser Aluminum Corp. 5.88%, 5/15/2024	146	152
KeyBank NA 2.25%, 3/16/2020	250	250
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025(e)	924	947
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(e)	959	995
Lennar Corp.
5.88%, 11/15/2024	505	553
5.25%, 6/1/2026	65	69
5.00%, 6/15/2027	1,110	1,170
Level 3 Financing, Inc.
5.38%, 8/15/2022	95	96
5.63%, 2/1/2023	392	397
5.13%, 5/1/2023	223	224
5.38%, 1/15/2024	97	98
5.38%, 5/1/2025	506	521
5.25%, 3/15/2026	1,612	1,679
Levi Strauss & Co. 5.00%, 5/1/2025	5	5
Liberty Interactive LLC 8.25%, 2/1/2030	550	569
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(e)	196	247
Live Nation Entertainment, Inc. 5.63%, 3/15/2026(e)	284	301
LPL Holdings, Inc. 5.75%, 9/15/2025(e)	825	854
Mallinckrodt International Finance SA
5.63%, 10/15/2023(e)	79	50
5.50%, 4/15/2025(e)	90	52
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	812	871
Martin Midstream Partners LP 7.25%, 2/15/2021	793	779
MassMutual Global Funding II 1.95%, 9/22/2020(e)	200	199
MasTec, Inc. 4.88%, 3/15/2023	977	990
Matador Resources Co. 5.88%, 9/15/2026	284	281
Mattel, Inc.
2.35%, 8/15/2021	175	172
3.15%, 3/15/2023	173	166
6.75%, 12/31/2025(e)	2,139	2,249
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(e)	781	780
Metropolitan Life Global Funding I
1.75%, 9/19/2019(e)	150	150
2.05%, 6/12/2020(e)	200	199
2.50%, 12/3/2020(e)	280	281
2.40%, 1/8/2021(e)	240	240
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027(e)	397	428
MGM Resorts International 4.63%, 9/1/2026	419	429
Midcontinent Communications 5.38%, 8/15/2027(e)	270	277
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.96%, 3/27/2020(f)	370	370
Mondelez International Holdings Netherlands BV 1.63%, 10/28/2019(e)	200	200
Morgan Stanley 2.50%, 4/21/2021	900	902
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(e)	1,378	1,337
MSCI, Inc. 5.38%, 5/15/2027(e)	466	495
MTS Systems Corp. 5.75%, 8/15/2027(e)	443	455
Murphy Oil USA, Inc. 6.00%, 8/15/2023	4	4
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(e)	1,048	1,088
9.13%, 7/15/2026(e)	413	433
Nationstar Mortgage LLC 6.50%, 6/1/2022	703	699
Neiman Marcus Group Ltd. LLC
14.00% , (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(e)(g)	159	122
8.00%, 10/25/2024(e)	232	99
Netflix, Inc.
4.38%, 11/15/2026	500	504
4.88%, 4/15/2028	890	920
5.38%, 11/15/2029(e)	222	234
New Albertsons LP
7.75%, 6/15/2026	15	15
6.63%, 6/1/2028	251	226
7.45%, 8/1/2029	40	40
8.70%, 5/1/2030	899	908
8.00%, 5/1/2031	300	303
New York Life Global Funding
1.95%, 2/11/2020(e)	52	52
2.00%, 4/9/2020(e)	277	277
(ICE LIBOR USD 3 Month + 0.28%), 2.54%, 1/28/2021(e)(f)	135	135
(ICE LIBOR USD 3 Month + 0.32%), 2.89%, 8/6/2021(e)(f)	42	42
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(e)	35	36
5.63%, 8/1/2024(e)	573	595

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Nexstar Escrow, Inc. 5.63%, 7/15/2027(e)	353	366
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.32%), 2.84%, 9/3/2019(f)	260	260
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(e)	360	366
4.50%, 9/15/2027(e)	464	466
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(e)	175	169
Nielsen Finance LLC 5.00%, 4/15/2022(e)	252	252
Nissan Motor Acceptance Corp. 2.25%, 1/13/2020(e)	37	37
Noble Holding International Ltd. 6.20%, 8/1/2040	321	172
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(g)	645	661
Northwest Acquisitions ULC 7.13%, 11/1/2022(e)	170	116
Novelis Corp.
6.25%, 8/15/2024(e)	671	703
5.88%, 9/30/2026(e)	294	305
NRG Energy, Inc.
6.63%, 1/15/2027	1,277	1,362
5.25%, 6/15/2029(e)	624	657
Nuance Communications, Inc. 5.63%, 12/15/2026	756	798
NuStar Logistics LP
6.00%, 6/1/2026	186	196
5.63%, 4/28/2027	587	606
Oasis Petroleum, Inc.
6.88%, 3/15/2022	80	80
6.88%, 1/15/2023	30	29
6.25%, 5/1/2026(e)	483	458
Oceaneering International, Inc. 6.00%, 2/1/2028	158	155
Oracle Corp. 2.25%, 10/8/2019	180	180
Outfront Media Capital LLC
5.88%, 3/15/2025	575	592
5.00%, 8/15/2027(e)	217	220
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(e)	80	82
5.88%, 8/15/2023(e)	640	689
PACCAR Financial Corp.
2.20%, 9/15/2019	200	200
(ICE LIBOR USD 3 Month + 0.20%), 2.74%, 11/13/2020(f)	250	250
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(e)	445	404
Party City Holdings, Inc. 6.63%, 8/1/2026(e)	367	353
PBF Holding Co. LLC
7.00%, 11/15/2023	139	144
7.25%, 6/15/2025	561	588
PBF Logistics LP 6.88%, 5/15/2023	272	279
Peabody Energy Corp.
6.00%, 3/31/2022(e)	92	94
6.38%, 3/31/2025(e)	280	288
Penske Automotive Group, Inc. 5.50%, 5/15/2026	1,340	1,387
Penske Truck Leasing Co. LP 3.20%, 7/15/2020(e)	449	451
PetSmart, Inc.
7.13%, 3/15/2023(e)	419	391
5.88%, 6/1/2025(e)	980	969
Philip Morris International, Inc. 2.00%, 2/21/2020	150	150
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(e)	1,190	1,229
Pitney Bowes, Inc.
4.95%, 4/1/2023	472	444
4.63%, 3/15/2024	66	59
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(f)(h)(i)	157	151
Plantronics, Inc. 5.50%, 5/31/2023(e)	1,059	1,078
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(e)(g)	476	441
Post Holdings, Inc.
5.00%, 8/15/2026(e)	1,233	1,259
5.50%, 12/15/2029(e)	402	407
Prime Security Services Borrower LLC
9.25%, 5/15/2023(e)	199	209
5.25%, 4/15/2024(e)	136	139
5.75%, 4/15/2026(e)	2,833	2,957
Principal Life Global Funding II
2.20%, 4/8/2020(e)	977	976
(ICE LIBOR USD 3 Month + 0.33%), 2.85%, 3/2/2021(e)(f)	438	438
Protective Life Global Funding
2.26%, 4/8/2020(e)	317	317
2.92%, 4/15/2022(e)	263	266
QEP Resources, Inc.
5.25%, 5/1/2023	266	242
5.63%, 3/1/2026	459	394
Qorvo, Inc. 5.50%, 7/15/2026	832	876
Quad/Graphics, Inc. 7.00%, 5/1/2022	10	10
Quicken Loans, Inc.
5.75%, 5/1/2025(e)	831	858
5.25%, 1/15/2028(e)	1,240	1,256
Qwest Corp. 6.88%, 9/15/2033	455	453
Rackspace Hosting, Inc. 8.63%, 11/15/2024(e)	1,160	1,061
Radian Group, Inc.
4.50%, 10/1/2024	307	316
4.88%, 3/15/2027	604	607

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(e)	576	619
8.25%, 11/15/2026(e)	649	719
Reliance Standard Life Global Funding II 2.50%, 1/15/2020(e)	538	538
Republic Services, Inc. 5.00%, 3/1/2020	48	49
Revlon Consumer Products Corp. 6.25%, 8/1/2024	563	383
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	170	170
6.87%, 2/15/2021	35	35
Ryder System, Inc. 2.88%, 9/1/2020	158	159
Sabre GLBL, Inc.
5.38%, 4/15/2023(e)	245	251
5.25%, 11/15/2023(e)	40	41
SBA Communications Corp. REIT, 4.00%, 10/1/2022	102	103
Schlumberger Holdings Corp. 3.00%, 12/21/2020(e)	756	762
Schlumberger Norge A/S 4.20%, 1/15/2021(e)	157	160
Scientific Games International, Inc.
10.00%, 12/1/2022	66	69
5.00%, 10/15/2025(e)	2,148	2,196
8.25%, 3/15/2026(e)	150	161
Sealed Air Corp. 5.25%, 4/1/2023(e)	100	106
SemGroup Corp.
5.63%, 7/15/2022	448	442
5.63%, 11/15/2023	320	308
6.38%, 3/15/2025	358	344
7.25%, 3/15/2026	283	274
Sensata Technologies BV
4.88%, 10/15/2023(e)	587	610
5.00%, 10/1/2025(e)	378	398
Service Corp. International
8.00%, 11/15/2021	95	104
5.38%, 5/15/2024	110	113
4.63%, 12/15/2027	545	559
5.13%, 6/1/2029	75	79
Sinclair Television Group, Inc.
5.63%, 8/1/2024(e)	654	673
5.88%, 3/15/2026(e)	104	108
Sirius XM Radio, Inc.
4.63%, 5/15/2023(e)	148	150
4.63%, 7/15/2024(e)	18	19
5.38%, 4/15/2025(e)	596	618
5.38%, 7/15/2026(e)	1,700	1,777
5.00%, 8/1/2027(e)	130	134
5.50%, 7/1/2029(e)	308	321
Six Flags Entertainment Corp. 4.88%, 7/31/2024(e)	117	120
SM Energy Co.
6.75%, 9/15/2026	291	262
6.63%, 1/15/2027	254	221
Solera LLC 10.50%, 3/1/2024(e)	156	167
Sotheby’s 4.88%, 12/15/2025(e)	470	489
Spectrum Brands, Inc.
6.13%, 12/15/2024	300	310
5.75%, 7/15/2025	1,023	1,060
Springleaf Finance Corp.
6.13%, 5/15/2022	130	139
6.13%, 3/15/2024	20	22
6.88%, 3/15/2025	540	604
7.13%, 3/15/2026	1,897	2,131
6.63%, 1/15/2028	1,320	1,422
Sprint Capital Corp. 8.75%, 3/15/2032	1,187	1,476
Sprint Communications, Inc.
7.00%, 3/1/2020(e)	269	275
6.00%, 11/15/2022	542	576
Sprint Corp.
7.25%, 9/15/2021	406	436
7.88%, 9/15/2023	1,072	1,191
7.13%, 6/15/2024	559	610
7.63%, 2/15/2025	3,319	3,676
7.63%, 3/1/2026	750	838
Sprint eWireless, Inc. 7.00%, 3/1/2020(k)	269	—
SRC Energy, Inc. 6.25%, 12/1/2025	39	34
SS&C Technologies, Inc. 5.50%, 9/30/2027(e)	1,631	1,696
Standard Industries, Inc.
6.00%, 10/15/2025(e)	435	455
5.00%, 2/15/2027(e)	677	690
4.75%, 1/15/2028(e)	390	385
Staples, Inc.
7.50%, 4/15/2026(e)	635	649
10.75%, 4/15/2027(e)	415	430
Station Casinos LLC 5.00%, 10/1/2025(e)	632	644
Steel Dynamics, Inc.
4.13%, 9/15/2025	590	593
5.00%, 12/15/2026	26	27
Stevens Holding Co., Inc. 6.13%, 10/1/2026(e)	374	396
Summit Materials LLC
5.13%, 6/1/2025(e)	600	606
6.50%, 3/15/2027(e)	40	42
Summit Midstream Holdings LLC
5.50%, 8/15/2022	63	61
5.75%, 4/15/2025	828	712
Sunoco LP
4.88%, 1/15/2023	465	473
5.50%, 2/15/2026	536	555
6.00%, 4/15/2027	229	241
5.88%, 3/15/2028	41	42
Symantec Corp. 5.00%, 4/15/2025(e)	733	748
Talen Energy Supply LLC 6.50%, 6/1/2025	495	398
Tallgrass Energy Partners LP
4.75%, 10/1/2023(e)	180	182
5.50%, 9/15/2024(e)	335	339

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
Targa Resources Partners LP
5.25%, 5/1/2023	430	435
4.25%, 11/15/2023	216	216
5.13%, 2/1/2025	190	196
5.88%, 4/15/2026	63	66
6.50%, 7/15/2027(e)	78	85
Team Health Holdings, Inc. 6.38%, 2/1/2025(e)	1,475	1,202
TECO Finance, Inc. 5.15%, 3/15/2020	228	232
TEGNA, Inc.
6.38%, 10/15/2023	231	237
5.50%, 9/15/2024(e)	194	200
Teleflex, Inc.
5.25%, 6/15/2024	298	306
4.88%, 6/1/2026	582	605
Tempur Sealy International, Inc.
5.63%, 10/15/2023	300	308
5.50%, 6/15/2026	1,292	1,355
Tenet Healthcare Corp.
4.38%, 10/1/2021	741	755
4.63%, 7/15/2024	1,164	1,186
5.13%, 5/1/2025	1,388	1,383
6.25%, 2/1/2027(e)	989	1,023
Tennant Co. 5.63%, 5/1/2025	581	603
Terraform Global Operating LLC 6.13%, 3/1/2026(e)	455	462
TerraForm Power Operating LLC
4.25%, 1/31/2023(e)	689	690
5.00%, 1/31/2028(e)	467	474
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(k)	1,000	4
T-Mobile US, Inc. 4.50%, 2/1/2026‡	123	—
T-Mobile USA, Inc.
6.00%, 4/15/2024	119	124
6.38%, 3/1/2025	121	125
6.38%, 3/1/2025‡	696	—	(d)
5.13%, 4/15/2025	260	268
6.50%, 1/15/2026‡	780	—	(d)
4.50%, 2/1/2026	2,808	2,861
4.75%, 2/1/2028	137	141
4.75%, 2/1/2028‡	123	—
Toll Brothers Finance Corp.
4.88%, 11/15/2025	130	137
4.88%, 3/15/2027	265	280
TransDigm, Inc. 6.25%, 3/15/2026(e)	1,316	1,380
TransMontaigne Partners LP 6.13%, 2/15/2026	327	315
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(e)	109	116
Transocean Pontus Ltd. 6.13%, 8/1/2025(e)	464	478
Transocean Poseidon Ltd. 6.88%, 2/1/2027(e)	502	536
Transocean, Inc.
9.00%, 7/15/2023(e)	111	117
7.50%, 1/15/2026(e)	281	264
7.50%, 4/15/2031	542	447
9.35%, 12/15/2041(l)	583	522
Trinseo Materials Operating SCA 5.38%, 9/1/2025(e)	922	872
Tronox, Inc. 6.50%, 4/15/2026(e)	442	423
Tutor Perini Corp. 6.88%, 5/1/2025(e)	130	128
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(e)	1,025	1,069
Tyson Foods, Inc. 2.65%, 8/15/2019	760	760
Ultra Resources, Inc. 11.00% , (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(g)	1,147	240
Unit Corp. 6.63%, 5/15/2021	274	245
United Airlines Holdings, Inc.
5.00%, 2/1/2024	569	596
4.88%, 1/15/2025	386	403
United Rentals North America, Inc.
4.63%, 10/15/2025	815	827
5.88%, 9/15/2026	13	14
6.50%, 12/15/2026	1,792	1,939
5.50%, 5/15/2027	30	31
4.88%, 1/15/2028	1,070	1,092
United States Steel Corp.
6.88%, 8/15/2025	477	464
6.25%, 3/15/2026	268	244
Univision Communications, Inc. 5.13%, 2/15/2025(e)	327	317
USA Compression Partners LP
6.88%, 4/1/2026	296	308
6.88%, 9/1/2027(e)	45	47
USAA Capital Corp.
2.45%, 8/1/2020(e)	310	310
2.63%, 6/1/2021(e)	351	354
Vertiv Group Corp. 9.25%, 10/15/2024(e)	1,109	1,045
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(f)	389	402
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	1,328	1,404
Vistra Operations Co. LLC
5.50%, 9/1/2026(e)	1,463	1,529
5.00%, 7/31/2027(e)	650	665
VOC Escrow Ltd. 5.00%, 2/15/2028(e)	389	396
W&T Offshore, Inc. 9.75%, 11/1/2023(e)	692	663
WEC Energy Group, Inc. 2.45%, 6/15/2020	320	320

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
United States — continued
WellCare Health Plans, Inc. 5.25%, 4/1/2025		1,149	1,192
Wells Fargo & Co. 2.55%, 12/7/2020		1,130	1,134
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/21/2021(f)		760	761
WESCO Distribution, Inc. 5.38%, 6/15/2024		586	605
Western Digital Corp. 4.75%, 2/15/2026		1,068	1,056
Whiting Petroleum Corp. 6.63%, 1/15/2026		165	156
William Carter Co. (The) 5.63%, 3/15/2027(e)		435	456
Windstream Services LLC 8.63%, 10/31/2025(e)(l)		409	416
Wisconsin Power & Light Co. 4.60%, 6/15/2020		119	121
WMG Acquisition Corp. 5.50%, 4/15/2026(e)		965	999
WR Berkley Corp. 6.15%, 8/15/2019		167	167
Wyndham Destinations, Inc.
5.40%, 4/1/2024		201	211
6.35%, 10/1/2025(l)		391	428
5.75%, 4/1/2027		152	162
Wynn Las Vegas LLC 5.50%, 3/1/2025(e)		613	643
Xerox Corp.4.12%, 3/15/2023		624	626
XPO Logistics, Inc.
6.13%, 9/1/2023(e)		596	613
6.75%, 8/15/2024(e)		1,068	1,139
Zayo Group LLC
6.00%, 4/1/2023		226	233
6.38%, 5/15/2025		970	994

			355,439

Venezuela, Bolivarian Republic of — 0.0%(a)
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(k)		75	50
9.00%, 11/17/2021(b)(k)		50	7
12.75%, 2/17/2022(b)(k)		120	17
9.75%, 5/17/2035(b)(k)		170	24

			98

TOTAL CORPORATE BONDS (Cost $485,128)			489,968

FOREIGN GOVERNMENT SECURITIES — 10.1%
Albania — 0.0%(a)
Republic of Albania 3.50%, 10/9/2025(e)	EUR	291	342

Angola — 0.0%(a)
Republic of Angola
7.00%, 8/17/2019(b)		93	93
9.50%, 11/12/2025(b)		450	520
8.25%, 5/9/2028(b)		200	214
9.38%, 5/8/2048(b)		200	221

			1,048

Argentina — 0.0%(a)
Republic of Argentina
6.88%, 4/22/2021		150	135
6.63%, 7/6/2028		650	523
8.28%, 12/31/2033		136	118
7.63%, 4/22/2046		175	141
6.88%, 1/11/2048		327	248
7.13%, 6/28/2117		18	14

			1,179

Australia — 0.1%
Australia Government Bond
2.00%, 12/21/2021(b)	AUD	1,200	843
2.75%, 4/21/2024(b)	AUD	1,322	984
4.75%, 4/21/2027(b)	AUD	1,260	1,095
2.75%, 6/21/2035(b)	AUD	815	660
2.75%, 5/21/2041(b)	AUD	360	291
3.00%, 3/21/2047(b)	AUD	482	412

			4,285

Azerbaijan — 0.0%(a)
Republic of Azerbaijan
4.75%, 3/18/2024(b)		300	320
3.50%, 9/1/2032(b)		200	192

			512

Bahrain — 0.0%(a)
Kingdom of Bahrain
6.13%, 8/1/2023(b)		200	215
7.00%, 10/12/2028(b)		200	227
6.00%, 9/19/2044(b)		200	197

			639

Belarus — 0.0%(a)
Republic of Belarus
6.20%, 2/28/2030(b)		200	211

Belgium — 0.3%
Belgium Government Bond
0.50%, 10/22/2024(b)	EUR	1,380	1,611
0.80%, 6/22/2025(b)	EUR	1,660	1,978
0.80%, 6/22/2027(b)	EUR	845	1,017
1.00%, 6/22/2031(b)	EUR	1,545	1,906
1.90%, 6/22/2038(b)	EUR	1,800	2,523
1.60%, 6/22/2047(b)	EUR	365	494
2.15%, 6/22/2066(b)	EUR	217	338

			9,867

Benin — 0.0%(a)
Benin Government International Bond 5.75%, 3/26/2026(e)	EUR	100	114

Bermuda — 0.0%(a)
Government of Bermuda
4.85%, 2/6/2024(b)		200	220
3.72%, 1/25/2027(b)		200	209

			429

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Brazil — 0.0%(a)
Federative Republic of Brazil
4.63%, 1/13/2028		500	531
8.25%, 1/20/2034		92	127
5.00%, 1/27/2045		300	311

			969

Canada — 0.1%
Canada Government Bond
0.50%, 3/1/2022	CAD	990	730
2.25%, 6/1/2029	CAD	410	331
5.00%, 6/1/2037	CAD	560	641
4.00%, 6/1/2041	CAD	480	513
3.50%, 12/1/2045	CAD	314	326
2.75%, 12/1/2048	CAD	460	431
2.75%, 12/1/2064	CAD	100	101
Province of Ontario Canada 4.00%, 10/7/2019		350	351

			3,424

Chile — 0.0%(a)
Republic of Chile 3.50%, 1/25/2050		200	203

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(b)	EUR	3,800	4,304

Colombia — 0.0%(a)
Republic of Colombia
4.00%, 2/26/2024		200	210
3.88%, 4/25/2027		400	417
5.00%, 6/15/2045		400	444

			1,071

Costa Rica — 0.0%(a)
Instituto Costarricense de Electricidad 6.38%, 5/15/2043(b)		200	168
Republic of Costa Rica
4.38%, 4/30/2025(b)		200	195
5.63%, 4/30/2043(b)		200	178

			541

Croatia — 0.0%(a)
Republic of Croatia 6.00%, 1/26/2024(b)		562	641

Czech Republic — 0.0%(a)
Czech Republic Government Bond
2.00%, 10/13/2033	CZK	9,160	417
4.85%, 11/26/2057(b)	CZK	6,090	418

			835

Denmark — 0.1%
Denmark Government Bond
0.25%, 11/15/2020	DKK	1,930	290
0.50%, 11/15/2027	DKK	5,540	893
4.50%, 11/15/2039	DKK	3,690	1,063

			2,246

Dominican Republic — 0.1%
Government of Dominican Republic
5.88%, 4/18/2024(b)		400	429
6.88%, 1/29/2026(b)		550	626
9.75%, 6/5/2026(e)	DOP	17,350	351
5.95%, 1/25/2027(b)		250	272
7.45%, 4/30/2044(b)		100	118
6.85%, 1/27/2045(b)		300	335
6.40%, 6/5/2049(e)		360	385

			2,516

Ecuador — 0.1%
Republic of Ecuador
7.95%, 6/20/2024(b)		200	207
8.88%, 10/23/2027(b)		150	155
7.88%, 1/23/2028(b)		400	390
10.75%, 1/31/2029(e)		400	445
10.75%, 1/31/2029(b)		200	222

			1,419

Egypt — 0.1%
Arab Republic of Egypt
5.88%, 6/11/2025(b)		300	312
7.50%, 1/31/2027(b)		400	437
8.50%, 1/31/2047(b)		500	546
8.70%, 3/1/2049(b)		300	328

			1,623

El Salvador — 0.0%(a)
El Salvador Government Bond 7.12%, 1/20/2050(e) 150			152
Republic of El Salvador
7.38%, 12/1/2019(b)		450	455
7.75%, 1/24/2023(b)		100	110
5.88%, 1/30/2025(b)		240	247
6.38%, 1/18/2027(b)		100	103

			1,067

Ethiopia — 0.0%(a)
Republic of Ethiopia 6.63%, 12/11/2024(b) 400			416

France — 0.8%
Caisse d’Amortissement de la Dette Sociale 1.88%, 7/28/2020(e)		650	648
France Government Bond OAT
0.00%, 3/25/2024(b)	EUR	500	570
0.75%, 11/25/2028(b)	EUR	2,330	2,816
Republic of France
0.00%, 5/25/2021(b)	EUR	3,460	3,879
0.00%, 5/25/2022(b)	EUR	2,290	2,588
1.75%, 11/25/2024(b)	EUR	2,541	3,168
1.50%, 5/25/2031(b)	EUR	4,348	5,683
1.75%, 6/25/2039(b)	EUR	2,050	2,853
3.25%, 5/25/2045(b)	EUR	2,149	3,896
2.00%, 5/25/2048(b)	EUR	1,155	1,715
1.75%, 5/25/2066(b)	EUR	654	948

			28,764

Gabon — 0.0%(a)
Gabonese Republic 6.38%, 12/12/2024(b) 200			198

Germany — 0.1%
Bundesrepublik Deutschland
4.75%, 7/4/2040(b)	EUR	220	492
Federal Republic of Germany
4.75%, 7/4/2034(b)	EUR	2,290	4,468

			4,960

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Ghana — 0.0%(a)
Republic of Ghana
7.88%, 8/7/2023(b)		300	328
7.88%, 3/26/2027(b)		200	212
7.63%, 5/16/2029(b)		200	204
8.63%, 6/16/2049(b)		400	406

			1,150

Guatemala — 0.0%(a)
Republic of Guatemala 6.13%, 6/1/2050(e)		400	434

Honduras — 0.0%(a)
Republic of Honduras
7.50%, 3/15/2024(b)		200	221
6.25%, 1/19/2027(b)		150	163

			384

Hungary — 0.1%
Hungary Government Bond 3.00%, 8/21/2030	HUF	37,280	135
Republic of Hungary
5.38%, 3/25/2024		700	784
3.00%, 10/27/2038	HUF	150,000	532

			1,451

Indonesia — 0.2%
Indonesia Government Bond
1.75%, 4/24/2025	EUR	2,260	2,639
1.45%, 9/18/2026	EUR	100	116
Indonesia Treasury 7.38%, 5/15/2048	IDR	4,835,000	317
Republic of Indonesia
2.88%, 7/8/2021(b)	EUR	1,200	1,401
5.88%, 1/15/2024(b)		300	339
2.15%, 7/18/2024(b)	EUR	1,120	1,328
4.35%, 1/8/2027(b)		200	216
8.25%, 5/15/2029	IDR	4,500,000	340
6.63%, 5/15/2033	IDR	5,500,000	356
6.75%, 1/15/2044(b)		200	276

			7,328

Italy — 1.2%
Italy Buoni Poliennali Del Tesoro
3.75%, 8/1/2021(b)	EUR	2,620	3,111
1.85%, 5/15/2024	EUR	4,559	5,304
3.00%, 8/1/2029(b)	EUR	1,390	1,746
Italy Government Bond
0.65%, 11/1/2020	EUR	2,093	2,341
2.15%, 12/15/2021	EUR	1,142	1,323
1.00%, 7/15/2022(b)	EUR	4,186	4,720
0.95%, 3/1/2023	EUR	3,329	3,741
2.45%, 10/1/2023(b)	EUR	2,947	3,502
1.50%, 6/1/2025	EUR	6,152	7,018
1.65%, 3/1/2032(b)	EUR	4,678	5,122
2.25%, 9/1/2036(b)	EUR	2,152	2,449
4.75%, 9/1/2044(b)	EUR	682	1,062
3.45%, 3/1/2048(b)	EUR	1,414	1,853
2.80%, 3/1/2067(b)	EUR	252	279

			43,571

Ivory Coast — 0.0%(a)
Republic of Cote d’Ivoire
5.38%, 7/23/2024(b)		200	204
5.75%, 12/31/2032(b)(l)		176	172
6.13%, 6/15/2033(b)		500	472

			848

Jamaica — 0.0%(a)
Jamaica Government International Bond
6.75%, 4/28/2028		400	464
8.00%, 3/15/2039		300	382

			846

Japan — 3.2%
Japan Bank for International Cooperation 3.13%, 7/20/2021 1,298			1,325
Japan Finance Organization for Municipalities
2.13%, 4/13/2021(b)		1,800	1,796
0.88%, 9/22/2021(b)	EUR	2,800	3,182
3.25%, 4/24/2023(e)		1,890	1,961
Japan Government Bond
0.10%, 12/20/2020	JPY	308,350	2,846
0.10%, 12/20/2021	JPY	964,700	8,933
0.80%, 9/20/2022	JPY	1,067,050	10,124
0.10%, 12/20/2022	JPY	1,045,200	9,715
0.50%, 9/20/2024	JPY	445,300	4,252
0.10%, 6/20/2026	JPY	446,250	4,202
1.60%, 3/20/2032	JPY	866,950	9,634
1.50%, 6/20/2034	JPY	506,050	5,659
1.40%, 9/20/2034	JPY	557,700	6,170
0.70%, 3/20/2037	JPY	747,150	7,536
0.60%, 9/20/2037	JPY	1,264,950	12,548
2.00%, 9/20/2040	JPY	62,400	783
1.50%, 3/20/2045	JPY	72,900	867
1.40%, 12/20/2045	JPY	490,350	5,745
0.80%, 12/20/2047	JPY	749,750	7,765
0.90%, 3/20/2057	JPY	265,150	2,871
Japan Government Five Year Bond 0.10%, 6/20/2022	JPY	658,750	6,111
Japan Government Ten Year Bond
0.80%, 9/20/2023	JPY	227,900	2,185
0.10%, 3/20/2029	JPY	129,700	1,223

			117,433

Kazakhstan — 0.0%(a)
Republic of Kazakhstan 3.88%, 10/14/2024(b)		200	212

Kenya — 0.0%(a)
Republic of Kenya
6.88%, 6/24/2024(b)		200	215
7.00%, 5/22/2027(e)		200	209
8.00%, 5/22/2032(e)		200	212

			636

Kuwait — 0.0%(a)
Kuwait Government Bond 2.75%, 3/20/2022(b)		700	706

Lebanon — 0.1%
Republic of Lebanon
5.45%, 11/28/2019(b)		351	347
6.00%, 1/27/2023(b)		187	155
6.65%, 4/22/2024(b)		158	128
6.60%, 11/27/2026(b)		170	132
6.85%, 3/23/2027(b)		537	419
6.65%, 11/3/2028(b)		540	415
6.65%, 2/26/2030(b)		30	23
7.25%, 3/23/2037(b)		90	68

			1,687

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Macedonia, the Former Yugoslav Republic of — 0.0%(a)
Republic of North Macedonia
2.75%, 1/18/2025(e)	EUR	114	135
2.75%, 1/18/2025(b)	EUR	100	118

			253

Malaysia — 0.0%(a)
Malaysia Government Bond 3.83%, 7/5/2034	MYR	1,500	364

Mexico — 0.1%
United Mexican States
2.38%, 4/9/2021	EUR	2,400	2,771
4.50%, 4/22/2029		200	213
7.75%, 5/29/2031	MXN	7,600	401
7.75%, 11/13/2042	MXN	4,000	205
4.75%, 3/8/2044		100	104
5.55%, 1/21/2045		100	116
4.60%, 1/23/2046		200	203
5.75%, 10/12/2110		100	109

			4,122

Mongolia — 0.0%(a)
Mongolia Government International Bond 8.75%, 3/9/2024(b)		200	227

Montenegro — 0.0%(a)
Republic of Montenegro 3.38%, 4/21/2025(e)	EUR	100	117

Namibia — 0.0%(a)
Republic of Namibia 5.25%, 10/29/2025(b)		200	204

Nigeria — 0.1%
Federal Republic of Nigeria
6.75%, 1/28/2021(b)		200	208
7.63%, 11/21/2025(e)		200	223
13.98%, 2/23/2028	NGN	125,000	347
7.14%, 2/23/2030(b)		200	206
8.75%, 1/21/2031(e)		200	226
7.70%, 2/23/2038(b)		200	207
9.25%, 1/21/2049(b)		200	229

			1,646

Oman — 0.0%(a)
Oman Government International Bond
4.75%, 6/15/2026(b)		300	289
5.38%, 3/8/2027(b)		250	245
6.75%, 1/17/2048(b)		300	282

			816

Pakistan — 0.0%(a)
Republic of Pakistan 6.88%, 12/5/2027(b)		860	893

Panama — 0.0%(a)
Panama Government Bond 3.87%, 7/23/2060		200	200
Republic of Panama
3.75%, 4/17/2026(e)		240	250
6.70%, 1/26/2036		300	413

			863

Paraguay — 0.0%(a)
Republic of Paraguay
4.63%, 1/25/2023(b)		200	210
4.70%, 3/27/2027(b)		150	164
6.10%, 8/11/2044(b)		150	181

			555

Peru — 0.0%(a)
Republic of Peru
4.13%, 8/25/2027		350	389
6.35%, 8/12/2028(b)	PEN	778	269
5.94%, 2/12/2029(e)	PEN	60	20
6.15%, 8/12/2032(b)	PEN	1,050	360
5.40%, 8/12/2034(b)	PEN	90	29

			1,067

Philippines — 0.0%(a)
Republic of the Philippines
0.88%, 5/17/2027	EUR	100	114
7.75%, 1/14/2031		200	296
3.70%, 2/2/2042		300	329

			739

Qatar — 0.1%
State of Qatar
3.88%, 4/23/2023(e)		860	905
4.50%, 4/23/2028(b)		400	451
4.82%, 3/14/2049(e)		200	231

			1,587

Romania — 0.1%
Republic of Romania
5.13%, 6/15/2048(b)		220	244
4.63%, 4/3/2049(b)	EUR	272	375
4.63%, 4/3/2049(e)	EUR	150	207
Romania Government Bond
4.85%, 4/22/2026	RON	965	234
5.00%, 2/12/2029	RON	2,180	533
2.12%, 7/16/2031(e)	EUR	1,593	1,792

			3,385

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(b)		600	644
5.10%, 3/28/2035(e)		400	434
5.88%, 9/16/2043(b)		600	734

			1,812

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(b)		3,700	3,709
4.38%, 4/16/2029(b)		200	221
4.63%, 10/4/2047(b)		200	215
5.00%, 4/17/2049(b)		200	227
Saudi Government Bond
0.75%, 7/9/2027(e)	EUR	1,540	1,754
2.00%, 7/9/2039(e)	EUR	100	119

			6,245

Serbia — 0.0%(a)
Republic of Serbia
7.25%, 9/28/2021(b)		200	218
1.50%, 6/26/2029(e)	EUR	440	490

			708

South Africa — 0.1%
Republic of South Africa
5.88%, 5/30/2022		100	106
4.30%, 10/12/2028		600	581
6.50%, 2/28/2041	ZAR	8,201	399
5.38%, 7/24/2044		200	196
South Africa Government Bond
8.88%, 2/28/2035	ZAR	8,500	556
9.00%, 1/31/2040	ZAR	3,500	225

			2,063

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
South Korea — 0.1%
Export-Import Bank of Korea 4.38%, 9/15/2021 2,900			3,021

Spain — 1.2%
Spain Government Bond
0.05%, 1/31/2021	EUR	1,237	1,380
0.40%, 4/30/2022	EUR	2,215	2,512
0.35%, 7/30/2023	EUR	2,670	3,040
2.75%, 10/31/2024(b)	EUR	12,879	16,514
1.60%, 4/30/2025(b)	EUR	4,103	5,012
1.50%, 4/30/2027(b)	EUR	886	1,091
1.45%, 10/31/2027(b)	EUR	2,682	3,300
1.40%, 7/30/2028(b)	EUR	102	125
1.45%, 4/30/2029(b)	EUR	2,368	2,925
1.95%, 7/30/2030(b)	EUR	3,119	4,046
2.35%, 7/30/2033(b)	EUR	275	376
4.70%, 7/30/2041(b)	EUR	786	1,505
5.15%, 10/31/2044(b)	EUR	600	1,250
2.90%, 10/31/2046(b)	EUR	564	866
2.70%, 10/31/2048(b)	EUR	215	320
3.45%, 7/30/2066(b)	EUR	250	444

			44,706

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		300	304
5.75%, 4/18/2023(b)		200	200
6.35%, 6/28/2024(e)		200	202
6.85%, 11/3/2025(b)		200	204
6.20%, 5/11/2027(b)		200	192
6.75%, 4/18/2028(b)		500	490
7.55%, 3/28/2030(e)		200	204

			1,796

Sweden — 0.1%
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,407
Sweden Government Bond
5.00%, 12/1/2020	SEK	1,630	182
1.50%, 11/13/2023(b)	SEK	4,690	530
0.75%, 5/12/2028	SEK	4,740	535
3.50%, 3/30/2039	SEK	1,490	246

			4,900

Tajikistan — 0.0%(a)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)		200	187

Turkey — 0.0%(a)
Republic of Turkey
5.20%, 2/16/2026	EUR	120	139
4.88%, 4/16/2043		440	346

			485

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2019(b)		104	105
7.75%, 9/1/2021(b)		150	157
7.75%, 9/1/2022(b)		235	249
7.75%, 9/1/2024(b)		250	267
7.38%, 9/25/2032(b)		550	559
0.00%, 5/31/2040(b)(m)		783	665
Ukraine Government Bond
Zero Coupon, 12/4/2019(b)	UAH	3,000	113
Zero Coupon, 1/29/2020(b)	UAH	7,500	275
9.75%, 11/1/2028(b)		200	233

			2,623

United Arab Emirates — 0.0%(a)
Abu Dhabi Government Bond 4.13%, 10/11/2047(b)		400	442

United Kingdom — 0.9%
U.K. Treasury Bonds
1.50%, 1/22/2021(b)	GBP	2,990	3,693
4.00%, 3/7/2022(b)	GBP	80	107
0.50%, 7/22/2022(b)	GBP	1,552	1,895
2.75%, 9/7/2024(b)	GBP	820	1,116
2.00%, 9/7/2025(b)	GBP	1,610	2,148
4.25%, 6/7/2032(b)	GBP	2,726	4,679
1.75%, 9/7/2037(b)	GBP	5,892	7,849
4.75%, 12/7/2038(b)	GBP	363	717
4.25%, 12/7/2046(b)	GBP	215	437
1.50%, 7/22/2047(b)	GBP	2,840	3,598
3.75%, 7/22/2052(b)	GBP	423	853
1.75%, 7/22/2057(b)	GBP	2,035	2,829
2.50%, 7/22/2065(b)	GBP	1,022	1,777
United Kingdom Gilt 0.75%, 7/22/2023(b)	GBP	920	1,135

			32,833

Uruguay — 0.1%
Republic of Uruguay
7.88%, 1/15/2033		600	875
5.10%, 6/18/2050		180	206
4.98%, 4/20/2055		280	316

			1,397

Uzbekistan — 0.0%(a)
Republic of Uzbekistan 4.75%, 2/20/2024(b)		300	316

Venezuela, Bolivarian Republic of — 0.0%(a)
Republic of Venezuela
7.75%, 10/13/2019(b)(k)		130	18
12.75%, 8/23/2022(b)(k)		180	25
11.75%, 10/21/2026(b)(k)		120	17
9.25%, 5/7/2028(b)(k)		180	25

			85

Zambia — 0.0%(a)
Republic of Zambia 8.97%, 7/30/2027(b)		200	144

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $364,536)			371,110

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — 4.9%
Cayman Islands — 0.2%
BlueMountain CLO Ltd.
Series 2015-1A, Class C, 6.05%, 4/13/2027‡(e)(m)	300	299
Series 2012-2A, Class DR2, 5.42%, 11/20/2028‡(e)(m)	1,585	1,552
Series 2014-2A, Class DR2, 5.38%, 10/20/2030‡(e)(m)	490	466
Series 2018-3A, Class D, 5.53%, 10/25/2030‡(e)(m)	1,355	1,301
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 4.10%, 10/17/2031‡(e)(m)	995	991
Series 2014-5A, Class DR2, 5.70%, 10/17/2031‡(e)(m)	280	271
LCM 28 Ltd. Series 28A, Class B, 3.88%, 10/20/2030‡(e)(m)	1,040	1,032
Voya CLO Ltd.
Series 2019-1A, Class A, 3.81%, 4/15/2029(e)(m)	1,134	1,136
Series 2019-1A, Class D, 5.94%, 4/15/2029‡(e)(m)	990	982
Series 2016-3A, Class CR, 5.55%, 10/18/2031‡(e)(m)	1,110	1,077

		9,107

United States — 4.7%
ABFC Trust Series 2004-HE1, Class M1, 3.17%, 3/25/2034‡(m)	364	366
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(e)	965	969
Series 2019-1, Class B, 4.47%, 10/20/2022(e)	700	713
Series 2018-1, Class C, 6.81%, 2/21/2023(e)	755	765
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 4.07%, 10/25/2032‡(m)	275	277
Series 2003-NC1, Class M1, 3.44%, 7/25/2033‡(m)	238	238
Series 2003-OP1, Class M1, 3.32%, 12/25/2033‡(m)	335	337
Series 2004-OP1, Class M3, 4.14%, 4/25/2034(m)	382	373
Series 2004-HE4, Class M2, 3.24%, 12/25/2034‡(m)	117	116
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	302	302
Series 2017-2, Class A3, 1.78%, 8/16/2021	328	328
Series 2017-3, Class A3, 1.74%, 9/15/2021	314	313
Series 2017-4, Class A3, 1.75%, 12/15/2021	785	783
Series 2017-5, Class A3, 1.99%, 3/15/2022	275	274
Series 2018-1, Class A3, 2.35%, 6/15/2022	1,910	1,911
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(e)	1,915	1,956
Series 2018-3, Class E, 5.17%, 10/15/2024(e)	1,630	1,683
Series 2017-4, Class E, 5.02%, 12/10/2024(e)	445	454
Series 2018-4, Class D, 4.40%, 1/13/2025(e)	3,455	3,560
Series 2018-4, Class E, 5.38%, 1/13/2025(e)	765	795
Series 2019-1, Class D, 3.81%, 4/14/2025(e)	1,450	1,477
Series 2019-2, Class E, 4.29%, 6/12/2025(e)	350	351
Series 2018-3, Class F, 6.44%, 6/12/2025(e)	1,320	1,355
Series 2018-4, Class F, 6.94%, 10/13/2025(e)	1,100	1,144
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	6	6
Series 2016-4, Class A3, 1.53%, 7/8/2021	138	138
Series 2017-2, Class A3, 1.98%, 12/20/2021	282	282
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6, 4.30%, 5/25/2034‡(l)	256	260
Amortizing Residential Collateral Trust Series 2004-1, Class M5, 4.14%, 10/25/2034‡(m)	122	122
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 4.42%, 10/25/2033‡(m)	668	656
Series 2003-W9, Class M2, 4.59%, 1/25/2034‡(m)	1,154	1,148
Series 2004-W1, Class M2, 4.19%, 3/25/2034‡(m)	842	836
Series 2004-W5, Class M1, 3.17%, 4/25/2034‡(m)	116	116

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE2, Class M1, 3.67%, 4/15/2033(m)	961	959
Series 2003-HE7, Class M1, 3.30%, 12/15/2033‡(m)	1,967	1,983
Series 2004-HE2, Class M2, 4.14%, 4/25/2034‡(m)	488	486
Series 2004-HE3, Class M2, 3.95%, 6/25/2034‡(m)	916	919
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 4.07%, 6/25/2034(m)	148	149
Series 2004-HE6, Class M2, 4.14%, 8/25/2034‡(m)	548	548
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 3.24%, 6/25/2034‡(m)	416	422
Series 2004-2, Class M1, 3.47%, 8/25/2034‡(m)	194	190
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	28	27
Series 2017-2, Class A3, 2.07%, 10/20/2020	72	72
CarMax Auto Owner Trust
Series 2016-3, Class A3, 1.39%, 5/17/2021	239	239
Series 2017-1, Class A3, 1.98%, 11/15/2021	137	136
Chase Funding Trust Series 2003-2, Class 2M1, 3.09%, 11/25/2032‡(m)	1,306	1,303
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(l)	736	770
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2005-OPT3, Class M3, 2.99%, 5/25/2035‡(m)	450	450
CNH Equipment Trust Series 2018-B, Class A2, 2.93%, 12/15/2021	380	381
Conn’s Receivables Funding LLC Series 2018-A, Class B, 4.65%, 1/15/2023‡(e)	1,062	1,069
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023‡(e)	99	99
Series 2018-NP1, Class C, 4.74%, 5/15/2024(e)	2,188	2,204
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.39%, 12/25/2032‡(m)	27	26
Series 2003-BC6, Class M2, 3.99%, 10/25/2033‡(m)	21	21
Series 2004-2, Class M1, 3.02%, 5/25/2034‡(m)	52	52
Series 2004-3, Class M1, 3.02%, 6/25/2034‡(m)	131	130
Series 2005-12, Class M2, 2.76%, 2/25/2036‡(m)	1,000	999
Countrywide Partnership Trust Series 2004-EC1, Class M2, 3.21%, 1/25/2035‡(m)	517	519
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(e)	870	899
Credit Acceptance Auto Loan Trust Series 2019-1A, Class B, 3.75%, 4/17/2028(e)	2,345	2,402
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB1, Class M2, 3.36%, 1/25/2035‡(m)	129	129
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(l)	1,180	1,217
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1, Class A1, 3.07%, 3/25/2033‡(m)	295	293
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 3.99%, 7/25/2034‡(m)	79	80
Series 2004-6, Class M1, 3.17%, 10/25/2034(m)	218	215
Series 2004-6, Class M2, 3.24%, 10/25/2034‡(m)	58	58
Drive Auto Receivables Trust
Series 2018-4, Class A3, 3.04%, 11/15/2021	110	110
Series 2018-4, Class D, 4.09%, 1/15/2026	2,025	2,081
Series 2018-5, Class D, 4.30%, 4/15/2026	1,930	1,996
Series 2019-1, Class D, 4.09%, 6/15/2026	1,775	1,823
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(e)	2,745	2,839
Series 2019-1A, Class D, 3.87%, 11/15/2024(e)	3,070	3,129
Series 2017-4A, Class E, 5.15%, 11/15/2024(e)	1,610	1,664
Series 2018-2A, Class E, 5.54%, 6/16/2025(e)	725	759
Series 2018-3A, Class E, 5.33%, 11/17/2025(e)	2,126	2,214
Series 2019-1A, Class E, 4.94%, 2/17/2026(e)	2,315	2,372
Series 2019-3A, Class E, 3.85%, 8/17/2026(e)	2,270	2,268
Equity One Mortgage Pass-Through Trust
Series 2003-4, Class M1, 5.87%, 10/25/2034‡(l)	245	250
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(e)	995	1,057
Series 2018-4A, Class C, 3.97%, 9/15/2023(e)	3,090	3,149

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2018-2A, Class D, 4.04%, 3/15/2024(e)	580	593
Series 2018-3A, Class E, 5.43%, 8/15/2024(e)	480	496
Series 2018-4A, Class D, 4.35%, 9/16/2024(e)	1,255	1,296
Series 2019-1A, Class C, 3.82%, 12/16/2024(e)	1,310	1,338
Series 2019-1A, Class D, 4.13%, 12/16/2024(e)	2,445	2,522
Series 2018-4A, Class E, 5.38%, 7/15/2025(e)	1,110	1,152
Series 2019-3A, Class D, 3.11%, 8/15/2025(e)	1,385	1,388
Series 2019-1A, Class E, 5.20%, 1/15/2026(e)	1,780	1,856
Series 2019-2A, Class E, 4.68%, 5/15/2026(e)	3,000	3,057
Series 2019-3A, Class E, 4.00%, 8/17/2026(e)	810	811
First Franklin Mortgage Loan Trust Series 2005-FF10, Class A1, 2.57%, 11/25/2035‡(m)	386	379
Flagship Credit Auto Trust Series 2018-4, Class C, 4.11%, 10/15/2024(e)	870	902
Ford Credit Auto Owner Trust
Series 2016-C, Class A3, 1.22%, 3/15/2021	252	251
Series 2018-B, Class A2A, 2.96%, 9/15/2021	212	213
Series 2017-A, Class A4, 1.92%, 4/15/2022	1,920	1,913
FREED ABS Trust Series 2018-2, Class B, 4.61%, 10/20/2025‡(e)	1,195	1,225
Fremont Home Loan Trust
Series 2003-B, Class M2, 4.70%, 12/25/2033‡(m)	7	7
Series 2004-B, Class M7, 5.27%, 5/25/2034(m)	43	42
Series 2004-2, Class M2, 3.20%, 7/25/2034(m)	149	150
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class C, 3.87%, 12/16/2024(e)	1,570	1,602
Series 2019-1A, Class D, 4.94%, 12/15/2025(e)	560	579
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(e)	855	880
Series 2018-3A, Class D, 5.34%, 8/15/2025(e)	910	944
GM Financial Automobile Leasing Trust Series 2017-1, Class A3, 2.06%, 5/20/2020	10	10
GM Financial Consumer Automobile Receivables Trust
Series 2019-1, Class A2, 2.99%, 3/16/2022	692	694
Series 2019-2, Class A2A, 2.66%, 6/16/2022	930	932
GSAMP Trust
Series 2004-OPT, Class M1, 3.14%, 11/25/2034‡(m)	573	573
Series 2006-HE3, Class A2C, 2.43%, 5/25/2046(m)	212	209
Home Equity Asset Trust Series 2004-7, Class M1, 3.20%, 1/25/2035(m)	173	174
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M3, 3.47%, 11/25/2034‡(m)	200	200
Series 2004-B, Class M8, 4.96%, 11/25/2034‡(m)	236	227
Series 2004-C, Class M1, 3.11%, 3/25/2035‡(m)	2,319	2,322
Honda Auto Receivables Owner Trust
Series 2016-4, Class A3, 1.21%, 12/18/2020	154	154
Series 2018-3, Class A2, 2.67%, 12/22/2020	133	133
Series 2017-2, Class A3, 1.68%, 8/16/2021	98	98
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A2, 2.81%, 12/15/2020(e)	189	189
KREF Ltd.Series 2018-FL1, Class D, 4.86%, 6/15/2036‡(e)(m)	600	604
Lendmark Funding Trust
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(e)	695	696
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(e)	1,165	1,190
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 3.17%, 7/25/2034‡(m)	757	755
Series 2004-3, Class M4, 3.88%, 7/25/2034‡(m)	435	436
Series 2004-6, Class A3, 3.57%, 11/25/2034‡(m)	257	258
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(e)	2,175	2,226
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 4.65%, 4/25/2033‡(m)	87	83
Series 2005-NC1, Class M2, 3.02%, 12/25/2034‡(m)	280	278
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(e)	1,340	1,368

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Mercedes-Benz Auto Receivables Trust Series 2018-1, Class A2A, 2.71%, 4/15/2021	43	43
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(e)(l)	571	569
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(e)(l)	2,269	2,289
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(e)(l)	3,250	3,276
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 4.74%, 8/25/2033‡(m)	31	30
Series 2004-NC5, Class M1, 3.17%, 5/25/2034‡(m)	308	308
Series 2004-NC7, Class M2, 3.20%, 7/25/2034‡(m)	146	146
Series 2004-NC6, Class M2, 4.14%, 7/25/2034‡(m)	354	351
Series 2004-HE6, Class M1, 3.09%, 8/25/2034‡(m)	361	360
Series 2004-HE8, Class M3, 3.39%, 9/25/2034(m)	24	24
Series 2005-HE1, Class M3, 3.05%, 12/25/2034‡(m)	44	43
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 3.25%, 2/25/2033‡(m)	286	286
New Century Home Equity Loan Trust Series 2004-2, Class M3, 3.27%, 8/25/2034‡(m)	398	399
New Residential Mortgage LLC Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(e)	325	327
Nissan Auto Lease Trust Series 2017-B, Class A3, 2.05%, 9/15/2020	110	110
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A3, 1.74%, 8/16/2021	1,051	1,048
Series 2017-B, Class A3, 1.75%, 10/15/2021	383	382
Series 2015-C, Class A4, 1.67%, 2/15/2022	497	496
Series 2019-B, Class A2, 2.56%, 3/15/2022	500	501
Series 2017-C, Class A3, 2.12%, 4/18/2022	1,530	1,529
NovaStar Mortgage Funding Trust Series 2003-2, Class M3, 5.64%, 9/25/2033‡(m)	510	512
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(e)	250	252
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(e)	802	807
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(e)	965	1,017
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(e)	1,045	1,072
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 3.29%, 7/25/2033‡(m)	1,251	1,241
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 3.17%, 1/25/2034‡(m)	555	550
Series 2004-1, Class M2, 3.92%, 1/25/2034‡(m)	583	577
Series 2004-3, Class M2, 3.12%, 11/25/2034‡(m)	27	27
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 3.92%, 12/25/2034‡(m)	2,247	2,277
Series 2005-WCH1, Class M4, 3.51%, 1/25/2036‡(m)	500	503
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.62%, 4/25/2023(e)(m)	1,655	1,656
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 5.12%, 2/25/2023(e)(m)	3,940	3,946
Prestige Auto Receivables Trust Series 2018-1A, Class E, 5.03%, 1/15/2026(e)	680	704
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL3, Class A1, 4.12%, 8/25/2033‡(e)(l)	2,160	2,162
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(e)(l)	1,000	1,000
Series 2019-NPL2, Class A1, 3.84%, 12/25/2058‡(e)(l)	1,655	1,659
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025‡(e)	670	674
PRPM LLC
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(e)(l)	1,215	1,229
Series 2019-3A, Class A1, 3.35%, 7/25/2024(e)(l)	2,500	2,497
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 3.50%, 8/25/2033‡(m)	243	236
Series 2004-1, Class M4, 4.97%, 5/25/2034‡(m)	738	604
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(l)	45	46

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — continued
United States — continued
Santander Drive Auto Receivables Trust
Series 2018-1, Class A3, 2.32%, 8/16/2021	72	72
Series 2018-2, Class A3, 2.75%, 9/15/2021	104	104
Series 2018-5, Class A3, 3.19%, 3/15/2022	1,890	1,897
Series 2019-1, Class C, 3.42%, 4/15/2025	1,022	1,037
Series 2019-1, Class D, 3.65%, 4/15/2025	1,940	1,978
Saxon Asset Securities Trust Series 2003-3, Class M1, 3.24%, 12/25/2033‡(m)	308	299
Securitized Asset-Backed Receivables LLC Trust Series 2004-NC1, Class M2, 3.99%, 2/25/2034‡(m)	550	551
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 2.94%, 6/25/2035‡(m)	384	384
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 3.17%, 11/25/2034‡(m)	534	528
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 3.24%, 10/25/2033‡(m)	133	134
Series 2004-7, Class M2, 3.39%, 8/25/2034‡(m)	212	211
Series 2004-BNC1, Class A5, 3.51%, 9/25/2034‡(m)	29	29
Series 2004-8, Class M9, 6.02%, 9/25/2034(m)	644	640
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 2.44%, 12/25/2036‡(m)	329	319
T-Mobile USA, Inc.6.00%, 4/15/2024‡	482	—
Toyota Auto Receivables Series 2016-C, Class A4, 1.32%, 11/15/2021	613	609
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A2A, 2.64%, 3/15/2021	248	249
Series 2019-A, Class A2A, 2.83%, 10/15/2021	841	844
Series 2017-D, Class A3, 1.93%, 1/18/2022	206	206
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(e)	1,252	1,256
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(e)	526	528
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(e)	725	741
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(e)(l)	1,864	1,871
Series 2019-NPL3, Class A1, 3.97%, 3/25/2049‡(e)(l)	975	981
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(e)(l)	3,000	3,005
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(e)(l)	437	438
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 5.09%, 10/25/2034(m)	289	255
Series 2004-2, Class M8A, 6.77%, 10/25/2034‡(e)(m)	97	89
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024(e)	1,465	1,482
Series 2019-1A, Class D, 3.67%, 3/15/2024(e)	1,330	1,353
Series 2019-2A, Class C, 2.84%, 7/15/2024(e)	1,000	1,002
Series 2019-1A, Class E, 4.49%, 7/15/2024(e)	435	443
Series 2019-2A, Class D, 3.20%, 11/15/2024(e)	390	392
Series 2018-3A, Class F, 6.02%, 2/18/2025(e)	2,000	2,060
Series 2019-1A, Class F, 5.67%, 2/17/2026(e)	1,240	1,267

		171,985

TOTAL ASSET-BACKED SECURITIES (Cost $177,823)		181,092

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Cayman Islands — 0.1%
GPMT Ltd.
Series 2018-FL1, Class AS, 3.50%, 11/21/2035‡(e)(m)	1,000	1,001
Series 2018-FL1, Class B, 3.85%, 11/21/2035‡(e)(m)	1,000	1,002

		2,003

United States — 4.1%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050‡(e)	670	607

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
BANK Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(e)	500	447
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(e)	480	389
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(e)	1,570	1,348
Series 2019-BN19, Class C, 1.00%, 8/15/2061(m)	500	512
Series 2019-BN19, Class D, 3.00%, 8/15/2061(e)	2,750	2,447
Series 2019-BN19, Class E, 3.00%, 8/15/2061(e)	500	414
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051‡(m)	800	874
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051(e)	1,203	1,059
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 3.58%, 6/15/2035‡(e)(m)	1,500	1,502
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.03%, 11/15/2035(e)(m)	556	559
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 3.78%, 12/15/2037‡(e)(m)	2,900	2,913
Series 2019-LIFE, Class E, 4.48%, 12/15/2037‡(e)(m)	2,845	2,874
Series 2019-LIFE, Class G, 5.58%, 12/15/2037‡(e)(m)	2,560	2,592
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050‡(m)	800	842
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(e)	351	311
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2024(e)(m)	3,160	3,352
Series 2019-PRM, Class E, 4.89%, 5/10/2036(e)	1,650	1,693
Series 2015-P1, Class C, 4.34%, 9/15/2048‡(m)	1,225	1,284
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(e)(m)	1,035	1,056
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(m)	960	1,014
Series 2018-B2, Class D, 3.17%, 3/10/2051(e)(m)	2,000	1,751
Commercial Mortgage Trust
Series 2014-LC15, Class D, 4.99%, 4/10/2047(e)(m)	1,000	1,011
Series 2014-UBS5, Class D, 3.50%, 9/10/2047(e)	550	478
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(e)	1,450	1,363
Series 2015-CR23, Class CME, 3.68%, 5/10/2048‡(e)(m)	4,738	4,730
Series 2015-LC21, Class D, 4.30%, 7/10/2048(m)	2,151	2,138
Series 2016-CR28, Class D, 3.90%, 2/10/2049‡(m)	1,500	1,528
Series 2016-CR28, Class E, 4.15%, 2/10/2049‡(e)(m)	1,458	1,423
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 3.93%, 5/15/2036‡(e)(m)	3,000	3,018
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.54%, 11/15/2048(e)(m)	1,000	951
Series 2019-C16, Class C, 4.24%, 6/15/2052(m)	1,255	1,310
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.67%, 6/15/2033‡(e)(m)	4,000	3,991
Series 2019-1735, Class E, 4.19%, 4/10/2037‡(e)(m)	865	873
DBJPM Mortgage Trust Series 2017-C6, Class D, 3.24%, 6/10/2050‡(e)(m)	1,520	1,379
FHLMC, Multifamily Structured Pass-Through Certificates
Series K721, Class X3, IO, 1.30%, 9/25/2022(m)	22,604	860
Series K033, Class X1, IO, 0.30%, 7/25/2023(m)	107,935	1,211
Series KC03, Class X1, IO, 0.49%, 11/25/2024(m)	29,800	726
Series KC04, Class X1, IO, 1.25%, 12/25/2026(m)	13,000	893
Series K064, Class X3, IO, 2.13%, 5/25/2027(m)	14,685	2,041
Series K078, Class X1, IO, 0.09%, 6/25/2028(m)	63,776	666
Series K082, Class X1, IO, 0.01%, 9/25/2028(m)	421,485	2,189
Series K083, Class X1, IO, 0.03%, 9/25/2028(m)	134,082	913
Series K082, Class X3, IO, 2.21%, 10/25/2028(m)	9,250	1,536
Series K087, Class X3, IO, 2.32%, 4/25/2029(m)	5,720	1,016
Series K094, Class X1, IO, 1.02%, 6/25/2029(m)	40,638	2,993
Series K723, Class X3, IO, 1.92%, 10/25/2034(m)	6,909	497
Series K153, Class X3, IO, 3.77%, 4/25/2035(m)	5,395	1,842
Series K716, Class X3, IO, 1.79%, 8/25/2042(m)	16,608	548
Series K040, Class X3, IO, 2.04%, 11/25/2042(m)	13,397	1,272
Series K726, Class X3, IO, 2.13%, 7/25/2044(m)	15,363	1,362

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series K059, Class X3, IO, 1.92%, 11/25/2044(m)	15,200	1,810
Series K065, Class X3, IO, 2.18%, 7/25/2045(m)	16,900	2,433
Series K728, Class X3, IO, 1.95%, 11/25/2045(m)	8,624	760
Series K071, Class X3, IO, 2.01%, 11/25/2045(m)	8,000	1,125
Series K072, Class X3, IO, 2.14%, 12/25/2045(m)	5,200	786
Series K081, Class X3, IO, 2.23%, 9/25/2046(m)	15,822	2,622
Series K094, Class X3, IO, 2.20%, 7/25/2047(m)	14,794	2,497
FREMF Series 2018-KF46, Class B, 4.35%, 3/25/2028(e)(m)	652	646
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.75%, 5/25/2022(e)(m)	118	120
Series 2015-KF10, Class B, 8.50%, 7/25/2022(e)(m)	429	452
Series 2018-KI01, Class B, 4.85%, 9/25/2022(e)(m)	2,072	2,084
Series 2017-KF31, Class B, 5.30%, 4/25/2024(e)(m)	220	223
Series 2017-KF32, Class B, 4.95%, 5/25/2024(e)(m)	843	853
Series 2017-KF36, Class B, 5.05%, 8/25/2024(e)(m)	733	736
Series 2017-KF38, Class B, 4.90%, 9/25/2024(e)(m)	675	678
Series 2018-KF42, Class B, 4.60%, 12/25/2024(e)(m)	561	565
Series 2018-K731, Class B, 3.91%, 2/25/2025(e)(m)	1,450	1,502
Series 2018-KF45, Class B, 4.35%, 3/25/2025(e)(m)	1,406	1,385
Series 2018-KF47, Class B, 4.40%, 5/25/2025(e)(m)	1,140	1,133
Series 2018-KF49, Class B, 4.30%, 6/25/2025(e)(m)	663	659
Series 2018-KC02, Class B, 4.09%, 7/25/2025(e)(m)	1,530	1,536
Series 2018-KF53, Class B, 4.45%, 10/25/2025(m)	2,671	2,669
Series 2019-KF62, Class B, 4.45%, 4/25/2026(e)(m)	1,030	1,030
Series 2018-KF48, Class B, 4.45%, 6/25/2028(e)(m)	1,865	1,845
Series 2018-KF50, Class B, 4.17%, 7/25/2028(e)(m)	276	275
Series 2018-K82, Class B, 4.13%, 9/25/2028(e)(m)	725	760
Series 2019-KF63, Class B, 4.75%, 5/25/2029(e)(m)	1,895	1,904
Series 2012-K19, Class C, 4.03%, 5/25/2045(e)(m)	480	496
Series 2017-K67, Class C, 3.94%, 9/25/2049(e)(m)	770	771
Series 2016-K60, Class B, 3.54%, 12/25/2049(e)(m)	355	360
Series 2017-K65, Class B, 4.07%, 7/25/2050(e)(m)	2,000	2,108
Series 2019-K87, Class C, 4.32%, 1/25/2051(e)(m)	783	808
Series 2018-K74, Class B, 4.09%, 2/25/2051(e)(m)	930	978
Series 2018-K75, Class B, 3.98%, 4/25/2051(e)(m)	600	628
Series 2019-K94, Class C, 4.10%, 7/25/2052(e)(m)	2,257	2,240
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049(m)	6,704	80
Series 2015-86, IO, 0.76%, 5/16/2052(m)	6,593	320
Series 2013-7, IO, 0.35%, 5/16/2053(m)	17,839	415
Series 2014-186, IO, 0.76%, 8/16/2054(m)	14,394	667
Series 2015-33, IO, 0.74%, 2/16/2056(m)	16,466	797
Series 2015-59, IO, 1.02%, 6/16/2056(m)	7,762	450
Series 2016-157, IO, 0.95%, 11/16/2057(m)	10,638	784
Series 2016-71, Class QI, IO, 0.98%, 11/16/2057(m)	28,253	1,968
Series 2016-151, IO, 1.09%, 6/16/2058(m)	20,656	1,623
Series 2017-54, IO, 0.65%, 12/16/2058(m)	8,082	478
Series 2017-86, IO, 0.77%, 5/16/2059(m)	5,549	364
Series 2017-69, IO, 0.80%, 7/16/2059(m)	3,063	207
Series 2018-119, IO, 0.65%, 5/16/2060(m)	8,035	544
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028‡(e)(m)	3,260	3,276
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class E, 4.07%, 2/10/2029(e)(m)	2,500	2,513
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.41%, 7/10/2048‡(m)	1,530	1,617
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	905	788
Series 2016-GS4, Class D, 3.23%, 11/10/2049‡(e)(m)	635	584
Series 2017-GS5, Class D, 3.51%, 3/10/2050(e)(m)	2,809	2,617
Series 2019-GC40, Class E, 3.00%, 7/10/2052‡(e)	900	742

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Hudson Yards Mortgage Trust Series 2019-30HY, Class E, 3.56%, 7/10/2039‡(e)(m)	2,000	1,934
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.03%, 12/15/2046(e)(m)(n)	500	524
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(m)(n)	73	73
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 4.12%, 5/15/2036‡(e)(m)	990	990
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.88%, 7/15/2044(m)	1,139	1,153
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(m)	1,668	967
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(e)(m)	385	403
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(e)(m)	770	806
Series 2006-T23, Class D, 6.18%, 8/12/2041‡(e)(m)	978	994
Series 2007-T27, Class AJ, 5.95%, 6/11/2042(m)	416	440
Series 2019-H7, Class D, 3.00%, 7/15/2052(e)	1,746	1,554
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(e) 2,581		2,635
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(e)(m)	352	362
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(e)(m)	500	516
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.12%, 1/15/2052‡(m)	635	710
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057(e)(m)	1,065	878

		151,848

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $151,407)		153,851

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Bermuda — 0.1%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 4.12%, 10/25/2027‡(e)(m)	1,660	1,663
Series 2018-3A, Class M2, 5.02%, 10/25/2028‡(e)(m)	1,440	1,430

		3,093

United States — 3.4%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	428	417
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	101	104
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	78	78
Series 2005-19CB, Class A2, IF, 11.95%, 6/25/2035(m)	18	22
Series 2005-27, Class 1A6, 3.09%, 8/25/2035(m)	1,015	991
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	1,043	899
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	996	944
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	2,634	2,578
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	725	581
Angel Oak Mortgage Trust Series 2019-3, Class B1, 4.10%, 5/25/2059‡(e)(m)	2,203	2,210
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(e)(m)	2,800	2,829
Series 2018-3, Class A1, 3.65%, 9/25/2048(e)(m)	760	767
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(e)(m)	1,000	1,024
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(e)	800	804
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(e)(m)	1,143	1,168
Series 2019-3, Class M1, 4.20%, 10/25/2048(e)(m)	2,000	2,002
Series 2019-1, Class A1, 3.80%, 1/25/2049(e)(m)	913	929
Series 2019-2, Class A3, 3.80%, 4/25/2049(e)(m)	3,391	3,428
Banc of America Funding Trust Series 2005-6, Class 1A2, 5.50%, 10/25/2035	59	56
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 4.29%, 1/25/2034(m)	1,554	1,545

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2005-4, Class 23A1, 4.62%, 5/25/2035(m)	62	63
Series 2005-4, Class 23A2, 4.62%, 5/25/2035(m)	481	489
Series 2005-7, Class 12A3, 2.95%, 8/25/2035(m)	55	56
Bear Stearns ARM Trust
Series 2005-9, Class A1, 4.73%, 10/25/2035(m)	181	185
Series 2006-1, Class A1, 4.91%, 2/25/2036(m)	301	308
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC3, Class M1, 3.09%, 6/25/2034‡(m)	565	512
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	272	207
Series 2007-A1, Class 8A1, 4.68%, 2/25/2037(m)	118	123
Series 2007-A1, Class 1A1, 4.79%, 2/25/2037(m)	83	85
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.02%, 5/25/2023(e)(m)	4,120	4,130
Series 2018-GT1, Class B, 5.77%, 5/25/2023‡(e)(m)	840	841
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	84	86
Series 2004-25, Class 2A1, 2.95%, 2/25/2035(m)	410	396
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	600	556
Series 2005-31, Class 2A1, 3.78%, 1/25/2036(m)	416	395
Series 2006-21, Class A14, 6.00%, 2/25/2037	191	167
Series 2007-10, Class A4, 5.50%, 7/25/2037	223	176
Series 2007-9, Class A11, 5.75%, 7/25/2037	2,100	1,745
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.61%, 8/25/2035(m)	301	306
Series 2005-11, Class A2A, 4.82%, 10/25/2035(m)	84	86
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.58%, 8/25/2035(m)	358	368
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(e)(l)	1,430	1,429
Series 2018-2, Class A2, 5.32%, 11/25/2022(e)(l)	501	499
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048(e)(m)	1,966	1,969
Series 2018-4, Class A1, 4.01%, 12/28/2048(e)(m)	2,348	2,385
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 4.67%, 4/25/2031(e)(m)	2,000	2,022
Series 2019-R01, Class 2M1, 3.12%, 7/25/2031‡(e)(m)	1,794	1,797
Series 2019-R01, Class 2M2, 4.72%, 7/25/2031‡(e)(m)	3,000	3,043
Series 2019-R02, Class 1M2, 4.57%, 8/25/2031‡(e)(m)	2,450	2,469
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 5A1, 6.00%, 12/25/2034 406		424
Deephave Residential Mortgage Trust Series 2019-2A, Class M1, 3.92%, 4/25/2059‡(e)(m)	250	255
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(e)(m)	2,000	2,027
Series 2018-2A, Class A1, 3.48%, 4/25/2058(e)(m)	1,669	1,684
Series 2019-3A, Class B2, 5.66%, 7/25/2059(e)(m)	2,000	1,998
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 2.57%, 4/25/2036(m)	665	639
Series 2007-3, Class 2A1, 3.02%, 10/25/2047(m)	3,121	2,978
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.57%, 9/25/2030(m) 3,000		3,019
Flagstar Mortgage Trust Series 2018-6RR, Class 1A2, 2.97%, 10/25/2048(e)(m)	1,559	1,554
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 7.27%, 7/25/2025(m)	395	431
Series 2018-C05, Class 1M2, 4.62%, 1/25/2031(m)	3,250	3,283
Series 2019-R05, Class 1B1, 6.37%, 7/25/2039(e)(m)	1,000	1,000
GSR Mortgage Loan Trust Series 2004-11, Class 2A2, 4.49%, 9/25/2034(m) 251		255
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(e)(m)	2,565	2,600
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(e)(m)	500	507
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(e)(m)	500	506

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Impac CMB Trust
Series 2004-6, Class 1A2, 3.05%, 10/25/2034(m)	75	74
Series 2005-2, Class 2A2, 3.07%, 4/25/2035(m)	376	364
Series 2005-4, Class 2A2, 3.03%, 5/25/2035(m)	281	270
Series 2005-4, Class 2M2, 3.39%, 5/25/2035(m)	198	188
Series 2005-4, Class 2B1, 4.74%, 5/25/2035‡(m)	297	292
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.46%, 6/25/2037(m)(n)	136	136
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 4.21%, 11/25/2035(m)(n)	185	180
Series 2006-A7, Class 2A2, 4.19%, 1/25/2037(m)(n)	1,155	1,107
Lehman XS Trust Series 2006-16N, Class A4A, 2.46%, 11/25/2046(m)	2,168	2,073
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(e)	2,130	2,128
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(e)(l)	340	340
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.84%, 4/21/2034(m)	190	197
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(m)	787	797
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	68	70
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 4.88%, 5/25/2033(m)	87	88
Series 2005-A2, Class A3, 4.46%, 2/25/2035(m)	41	42
Series 2005-1, Class 2A1, 4.30%, 4/25/2035(m)	45	44
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.76%, 7/25/2034(m)	103	104
Series 2004-7AR, Class 2A6, 4.50%, 9/25/2034(m)	234	241
Series 2004-11AR, Class 1A2A, 2.58%, 1/25/2035(m)	202	201
MortgageIT Mortgage Loan Trust Series 2006-1, Class 1A2, 2.47%, 4/25/2036(m) 2,663		2,353
MortgageIT Trust Series 2005-1, Class 1B1, 3.77%, 2/25/2035‡(m) 269		262
New Residential Mortgage Loan Trust Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(e)(m)	1,195	1,213
OBX Trust Series 2018-EXP1, Class 2A1B, 3.12%, 4/25/2048(e)(m)	2,235	2,209
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.66%, 11/25/2035(m)	285	285
Series 2005-5, Class 1APT, 2.55%, 12/25/2035(m)	650	608
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 2.48%, 4/25/2036(m)	780	741
Series 2006-1, Class 1AC1, 2.57%, 4/25/2036(m)	557	537
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 5.16%, 5/27/2023(e)(m)	388	388
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(e)(l)	1,909	1,927
RALI Trust Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	675	638
Residential Asset Securitization Trust Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,789	2,271
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	625	589
Series 2007-S6, Class 2A5, 2.77%, 6/25/2037(m)	2,212	1,815
Spruce Hill Mortgage Loan Trust Series 2019-SH1, Class A1, 3.40%, 4/29/2049(e)(m)	2,687	2,710
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(e)(m)	2,870	2,911
Series 2019-1, Class A1, 2.94%, 6/25/2049(e)(m)	3,000	2,995
Series 2019-1, Class M1, 3.76%, 6/25/2049(e)(m)	2,000	1,997
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(e)(l)	660	663

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(e)(m)	2,668	2,692
Series 2019-INV2, Class M1, 3.50%, 7/25/2059(e)(m)	2,000	1,997
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(e)	1,500	1,500
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(e)(m)	1,000	1,013
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 3.11%, 7/25/2045(m)	1,886	1,893
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.45%, 3/25/2035(m)	554	550
Series 2005-AR5, Class A6, 4.37%, 5/25/2035(m)	365	374
Series 2005-AR7, Class A3, 4.27%, 8/25/2035(m)	275	280
Series 2005-AR10, Class 1A3, 4.11%, 9/25/2035(m)	191	193
Series 2005-AR14, Class 1A4, 4.18%, 12/25/2035(m)	251	250
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-H, Class A1, 4.76%, 9/25/2033(m)	101	104
Series 2003-K, Class 1A1, 4.69%, 11/25/2033(m)	154	158
Series 2003-M, Class A1, 4.90%, 12/25/2033(m)	184	190
Series 2004-H, Class A1, 4.99%, 6/25/2034(m)	68	70
Series 2004-K, Class 1A2, 4.99%, 7/25/2034(m)	48	49
Series 2004-N, Class A7, 4.86%, 8/25/2034(m)	108	111
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034(m)	103	106
Series 2004-EE, Class 2A2, 4.98%, 12/25/2034(m)	69	72
Series 2004-CC, Class A1, 4.99%, 1/25/2035(m)	337	347
Series 2004-DD, Class 1A1, 5.01%, 1/25/2035(m)	204	215
Series 2005-AR1, Class 1A1, 5.08%, 2/25/2035(m)	516	534
Series 2005-AR3, Class 1A1, 4.98%, 3/25/2035(m)	247	257
Series 2005-AR2, Class 3A1, 5.14%, 3/25/2035(m)	57	59
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035(m)	170	176
Series 2005-AR10, Class 2A1, 4.97%, 6/25/2035(m)	296	308
Series 2005-AR14, Class A1, 4.85%, 8/25/2035(m)	303	311
Series 2005-AR16, Class 6A3, 4.95%, 10/25/2035(m)	137	140
Series 2005-17, Class 2A1, 5.50%, 1/25/2036	1,098	1,122
Series 2006-AR6, Class 7A1, 4.83%, 3/25/2036(m)	321	329
Series 2006-AR2, Class 2A3, 5.00%, 3/25/2036(m)	30	30
Series 2006-AR3, Class A3, 5.22%, 3/25/2036(m)	102	103

		125,010

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,364)		128,103

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
1.00%, 8/31/2019	350	350
1.63%, 8/31/2019	2,500	2,499
1.25%, 10/31/2019	650	648
1.00%, 11/15/2019	600	598
1.50%, 11/30/2019	400	399
1.13%, 12/31/2019	600	598
2.00%, 1/31/2020(o)	47,200	47,167

		52,259

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,162)		52,259

LOAN ASSIGNMENTS — 0.7%(p)
Canada — 0.0%(a)
Concordia Healthcare Corp., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 5.50%), 7.83%, 9/6/2024(f)(q)	1,053	1,021

United States — 0.7%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.23%, 6/22/2023(f)	120	120
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
((ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%)), 4.52%, 4/6/2024(f)(q)	16	16
Avaya Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.58%, 12/15/2024(f)	163	156

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — continued
United States — continued
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024(f)(q)	406	404
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.63%, 10/1/2022(f)	100	100
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.62%, 12/31/2021(f)	2,235	2,238
California Resources Corp., Senior Secured First Out Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.99%, 12/31/2022(f)	2,861	2,722
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 8/6/2021(f)	287	287
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025(f)	306	304
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 10/2/2024(f)	609	599
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(f)	133	240
Cortes NP Acquisition Corp., Term B Loan (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 11/30/2023(f)(q)	1,071	1,019
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.01%, 4/6/2024(f)(q)	410	406
Encino Acquisition Partners Holdings., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.98%, 10/29/2025(f)	156	128
Ensemble Health Partners, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 7/24/2026(f)(q)	72	72
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.68%, 5/15/2022‡(f)	20	19
Genesys Telecom Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 12/1/2023(f)	278	277
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 7.62%, 8/25/2023(f)	490	395
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(f)(q)	993	999
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.50%, 5/8/2026(f)(q)	181	180
JBS USA LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 5/1/2026(f)	498	499
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 9/24/2024(f)	185	157
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025(f)(q)	322	323
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 12/21/2023(f)(q)	200	198
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.33%, 12/5/2023(f)	807	416
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023(f)(q)	1,895	1,838
Neiman Marcus Group Ltd., Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.88%, 10/25/2023(f)	270	232
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 6/19/2026(f)(q)	350	350
NVA Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 2/2/2025(f)	176	176
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.74%, 8/19/2022(f)(q)	243	242

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — continued
United States — continued
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.38%, 3/11/2022(f)(q)		1,219	1,196
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 2/5/2023(f)(q)		364	363
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 8/14/2024(f)(q)		1,010	1,004
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 6.83%, 11/1/2024(f)		764	690
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.33%, 3/9/2023(f)		652	596
Transdigm Group Inc., 1st Lien Term Loan E (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 5/30/2025(f)		92	91
TransDigm, Inc., 1st Lien Term Loan F (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 6/9/2023(f)		216	214
TransDigm, Inc., Term Loan G (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 8/22/2024(f)		155	153
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 4/29/2026(f)(q)		467	468
Ultra Resources, Inc., Term Loan (1-MONTH PIK INTEREST + 0.25%), 6.02%, 4/12/2024(f)		133	99
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.48%, 10/22/2025(f)(q)		374	315
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 6/1/2023(f)		112	112
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 6/2/2025(f)		1,774	1,780
Viskase Co., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.58%, 1/30/2021(f)		782	756
Windstream Services LLC, 1st Lien Term Loan B (3-MONTH PRIME + 5.00%), 10.50%, 3/29/2021(f)(q)		58	59
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.36%, 11/1/2023(f)(q)		350	349

			23,357

TOTAL LOAN ASSIGNMENTS (Cost $25,203)			24,378

		No. of Contracts	Market Value (000)
OPTIONS PURCHASED — 0.3%
Call Options Purchased — 0.3%
Australia — 0.0%(a)
Foreign Exchange USD/AUD 8/16/2019 at AUD 0.71, Vanilla, European Style Notional Amount: AUD 5,069 Exchange Traded*	AUD	5,068,642	1
United States — 0.3%
Foreign Exchange CLP/USD 8/30/2019 at USD 695.50, Vanilla, European Style Notional Amount: USD 3,534 Exchange Traded*		3,534,500	59
Foreign Exchange IDR/USD 10/24/2019 at USD 14,510.00, Vanilla, European Style Notional Amount: USD 3,582 Exchange Traded*		3,582,324	23
Foreign Exchange SGD/USD 1/28/2020 at USD 1.41, Vanilla, European Style Notional Amount: USD 7,177 Exchange Traded*		7,176,673	19
S&P 500 Index 9/20/2019 at USD 3,025.00, Vanilla, European Style Notional Amount: USD 914,381 Exchange Traded*		3,068	10,385

			10,487

Put Options Purchased — 0.0%(a)
United States — 0.0%(a)
Foreign Exchange CHF/USD 8/30/2019 at USD 0.98, Vanilla, European Style Notional Amount: USD 2,732 Exchange Traded*		2,732,490	8
Foreign Exchange JPY/USD 8/23/2019 at USD 105.50, Vanilla, European Style Notional Amount: USD 3,412 Exchange Traded*		3,412,000	2

			10

TOTAL OPTIONS PURCHASED (Cost $14,844)			10,497

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)		Value (000)
SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	1,837		1,286
2.25%, 7/30/2021(e)	CAD	1,990		1,523
0.50%, 6/21/2023	AUD	1,210		800
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,633
4.40%, 1/26/2026	CAD	614		533

				6,775

TOTAL SUPRANATIONAL (Cost $6,932)				6,775

CONVERTIBLE BONDS — 0.0%(a)
United States — 0.0%(a)
Liberty Interactive LLC
4.00%, 11/15/2029		55		39
3.75%, 2/15/2030		100		71
Whiting Petroleum Corp. 1.25%, 4/1/2020		434		423

TOTAL CONVERTIBLE BONDS (Cost $531)				533

		Shares (000)
PREFERRED STOCKS — 0.0%(a)
United States — 0.0%(a)
Claire’s Stores, Inc. *‡		—	(d)	350
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.30%, 2/15/2040 ($25 par value)(f)		1		17
Goodman Networks, Inc. (Preference) *‡		3		—	(d)
MYT Holding Co. (Preference), 10.00%, 6/7/2029(e)		47		45

				412

TOTAL PREFERRED STOCKS (Cost $181)				412

		No. of Warrants (000)
WARRANTS — 0.0%(a)
Canada — 0.0%(a)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*		28		1

United States — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡		4		60

TOTAL WARRANTS (Cost $74)				61

		No. of Rights (000)
RIGHTS — 0.0%(a)
United States — 0.0%(a)
Media General, Inc., CVR*‡		44		—	(d)
Vistra Energy Corp., expiring 12/31/2049*‡		17		14

TOTAL RIGHTS (COST $ — )				14

		Shares (000)
SHORT-TERM INVESTMENTS — 11.9%
CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank plc 2.95%, 4/9/2020		477		479
MUFG Bank Ltd. 2.80%, 2/26/2020		500		502
Societe Generale SA 2.60%, 5/14/2020		980		984

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,957)				1,965

		Principal Amount (000)
COMMERCIAL PAPER — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 2.74%, 8/1/2019(e)(r)		320		320
AT&T, Inc.
2.82%, 8/5/2019(e)(r)		450		450
2.75%, 12/10/2019(e)(r)		250		247
CenterPoint Energy, Inc. 2.55%, 8/1/2019(e)(r)		750		750
Coca-Cola Co. (The) 2.92%, 12/13/2019(e)(r)		347		344

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
COMMERCIAL PAPER — continued
Credit Suisse AG 3.02%, 8/6/2019(r)		250	250
CRH America Finance, Inc. 2.77%, 8/1/2019(e)(r)		1,100	1,100
Enel Finance America LLC 2.89%, 10/29/2019(e)(r)		320	318
Eni Finance USA, Inc. 2.78%, 8/1/2019(e)(r)		300	300
LyondellBasell Investment LLC 2.51%, 8/30/2019(e)(r)		750	748
Mohawk Industries, Inc. 2.53%, 8/2/2019(e)(r)		1,100	1,100
Ontario Teachers’ Finance Trust 3.01%, 8/27/2019(e)(r)		600	599
Suncor Energy, Inc. 2.77%, 8/6/2019(e)(r)		1,100	1,100
VW Credit, Inc. 2.94%, 10/17/2019(e)(r)		1,100	1,094
Walgreens Boots Alliance, Inc. 3.15%, 8/5/2019(r)		300	300

TOTAL COMMERCIAL PAPER (Cost $9,018)			9,020

FOREIGN GOVERNMENT TREASURY BILLS — 3.1%
Canadian Treasury Bills
2.02%, 9/19/2019(r)	CAD	39,792	30,082
1.74%, 11/14/2019(r)	CAD	3,771	2,844
2.12%, 11/14/2019(r)	CAD	36,128	27,242
2.00%, 12/12/2019(r)	CAD	39,970	30,101
1.68%, 4/2/2020(r)	CAD	7,972	5,973
1.68%, 4/30/2020(r)	CAD	7,982	5,973
1.68%, 5/28/2020(r)	CAD	7,991	5,970
Nigeria Treasury Bills 17.07%, 1/2/2020(r)	NGN	125,000	329
Republic of Italy
(0.29)%, 11/14/2019(b)(r)	EUR	2,650	2,936
(0.22)%, 1/14/2020(b)(r)	EUR	2,640	2,925

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $114,361)			114,375

		Shares (000)
INVESTMENT COMPANIES — 8.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(n)(s)(Cost $310,200)		310,119	310,212

TOTAL SHORT-TERM INVESTMENTS (Cost $435,536)			435,572

TOTAL LONG POSITIONS (Cost $3,388,451)			3,675,900

SHORT POSITIONS — (1.2)%
COMMON STOCKS — (0.9)%
United States — (0.9)%
Acuity Brands, Inc.		(5)	(734)
Advance Auto Parts, Inc.		(6)	(871)
Agilent Technologies, Inc.		(20)	(1,372)
Align Technology, Inc.*		(1)	(228)
Altria Group, Inc.		(37)	(1,737)
AmerisourceBergen Corp.		(17)	(1,516)
Amgen, Inc.		(3)	(567)
Cardinal Health, Inc.		(72)	(3,304)
Caterpillar, Inc.		(14)	(1,792)
CVS Health Corp.		(35)	(1,963)
Emerson Electric Co.		(57)	(3,713)
Halliburton Co.		(38)	(880)
Harley-Davidson, Inc.		(92)	(3,309)
Home Depot, Inc. (The)		(26)	(5,491)
International Paper Co.		(23)	(1,022)
JB Hunt Transport Services, Inc.		(6)	(639)
MGM Resorts International		(35)	(1,042)
Molson Coors Brewing Co., Class B		(13)	(703)
National Beverage Corp.		(8)	(357)
Polaris Industries, Inc.		(3)	(282)
Regeneron Pharmaceuticals, Inc.*		(2)	(467)

TOTAL COMMON STOCKS (Proceeds $(32,196))			(31,989)

EXCHANGE TRADED FUNDS — (0.3)%
United States — (0.3)%
iShares Russell 1000 Growth ETF		(34)	(5,486)
iShares Russell 2000 ETF		(30)	(4,696)

			(10,182)

Total EXCHANGE TRADED FUNDS (Cost $(10,160))			(10,182)

TOTAL SHORT POSITIONS (Proceeds $(42,356))			(42,171)

Total Investments — 99.1% (Cost $3,346,095)			3,633,729
Other Assets Less Liabilities — 0.9%			32,852

Net Assets — 100.0%			3,666,581

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	10.1%
Banks	6.5
Asset-Backed Securities	4.9
Commercial mortgage-backed securities	4.2
Insurance	3.6
Oil, Gas & Consumable Fuels	3.6
Collateralized Mortgage Obligations	3.5
Foreign Government Treasury Bills	3.1
Pharmaceuticals	3.1
IT Services	2.3
Media	2.2
Software	2.1
Capital Markets	2.1
Semiconductors & Semiconductor Equipment	1.9
Health Care Providers & Services	1.8
Diversified Telecommunication Services	1.7
Electric Utilities	1.6
Internet & Direct Marketing Retail	1.6
Specialty Retail	1.5
Interactive Media & Services	1.5
U.S. Treasury Notes	1.4
Food Products	1.4
Aerospace & Defense	1.3
Hotels, Restaurants & Leisure	1.2
Consumer Finance	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Others (each less than 1.0%)	21.1
Short-Term Investments	8.4

INDUSTRY(SHORT)	PERCENTAGE
Mutual Funds	24.2%
Health Care Providers & Services	16.1
Specialty Retail	15.1
Electrical Equipment	10.5
Automobiles	7.8
Machinery	4.2
Tobacco	4.1
Life Sciences Tools & Services	3.3
Beverages	2.5
Hotels, Restaurants & Leisure	2.5
Biotechnology	2.5
Containers & Packaging	2.4
Energy Equipment & Services	2.1
Road & Rail	1.5
Others (each less than 1.0%)	1.2

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CLO	Collateralized Loan Obligations
CVA	Dutch Certification
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
8.5	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Industrial Development Revenue
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RON	Romanian Leu
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGD	Singapore Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

UAH	Ukrainian Hryvnia
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities is approximately $25,592,000.
(d)	Amount rounds to less than one thousand.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2019.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2019.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2019.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2019.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of July 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	The rate shown is the effective yield as of July 31, 2019.
(s)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	34	09/2019	AUD	3,377	79
Canada 10 Year Bond	3	09/2019	CAD	324	2
EURO STOXX 50 Index	93	09/2019	EUR	3,549	(3)
Euro-BTP	41	09/2019	EUR	6,346	75
Euro-Buxl	29	09/2019	EUR	6,709	469
Euro-OAT	76	09/2019	EUR	14,069	308
Euro-Schatz	12	09/2019	EUR	1,492	1
Foreign Exchange EUR/USD	993	09/2019	USD	137,915	(3,862)
Foreign Exchange JPY/USD	1,405	09/2019	USD	161,979	(1,346)
FTSE 100 Index	20	09/2019	GBP	1,828	32
Japan 10 Year Bond	5	09/2019	JPY	7,071	16
Japan 10 Year Bond Mini	98	09/2019	JPY	13,859	32
Long Gilt	83	09/2019	GBP	13,407	274
Russell 2000 E-Mini Index	479	09/2019	USD	37,745	233
S&P 500 E-Mini Index	1,298	09/2019	USD	193,629	5,517
Short-Term Euro-BTP	54	09/2019	EUR	6,719	110
SPI 200 Index	78	09/2019	AUD	8,980	209
TOPIX Index	157	09/2019	JPY	22,499	4
U.S. Treasury 2 Year Note	37	09/2019	USD	7,935	(7)
U.S. Treasury 5 Year Note	1,970	09/2019	USD	231,721	2,300
U.S. Treasury 10 Year Note	1,205	09/2019	USD	153,675	124
3 Month Euro Euribor	397	12/2020	EUR	110,479	84

					4,651

Short Contracts
EURO STOXX 50 Index	(1,146)	09/2019	EUR	(43,736)	(673)
Euro-Bobl	(35)	09/2019	EUR	(5,231)	(17)
Euro-Bund	(40)	09/2019	EUR	(7,752)	(73)
FTSE 100 Index	(300)	09/2019	GBP	(27,418)	(874)
MSCI EAFE E-Mini Index	(1,413)	09/2019	USD	(133,232)	35
MSCI Emerging Markets E-Mini Index	(940)	09/2019	USD	(48,189)	(192)
MSCI Europe Equity Index	(4,799)	09/2019	EUR	(119,823)	(470)
U.S. Treasury 2 Year Note	(94)	09/2019	USD	(20,158)	(79)
U.S. Treasury 5 Year Note	(4)	09/2019	USD	(470)	— (a)
U.S. Treasury 10 Year Ultra Note	(68)	09/2019	USD	(9,380)	(106)
U.S. Treasury Long Bond	(13)	09/2019	USD	(2,023)	(15)
3 Month Euro Euribor	(397)	12/2019	EUR	(110,441)	(69)

					(2,533)

					2,118

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,614	DKK	10,555	Merrill Lynch International	8/5/2019	49
USD	2,187	EUR	1,931	BNP Paribas	8/5/2019	49
USD	80,221	EUR	70,384	Citibank, NA	8/5/2019	2,289
USD	55,221	EUR	48,407	Goldman Sachs International	8/5/2019	1,622
USD	30,802	GBP	24,276	Citibank, NA	8/5/2019	1,275
USD	81,950	JPY	8,799,838	Citibank, NA	8/5/2019	1,045
USD	1,257	SEK	11,615	HSBC Bank, NA	8/5/2019	55
USD	6,261	AUD	8,924	BNP Paribas	8/6/2019	157
USD	6,106	CAD	8,008	State Street Corp.	8/6/2019	37
USD	977	EUR	864	BNP Paribas	8/15/2019	20
USD	2,246	EUR	1,989	Merrill Lynch International	8/15/2019	42
USD	109,386	CAD	142,457	Royal Bank of Canada	8/19/2019	1,409
COP	591,660	USD	180	Goldman Sachs International**	8/22/2019	1
USD	177	CAD	231	Citibank, NA	8/22/2019	2
USD	1	CAD	2	Merrill Lynch International	8/22/2019	—	(a)
USD	358	IDR	5,029,766	Goldman Sachs International**	8/22/2019	2
USD	524	KRW	617,253	Citibank, NA**	8/22/2019	4
USD	178	MXN	3,407	Goldman Sachs International	8/22/2019	1
USD	6,155	AUD	8,924	Goldman Sachs International	9/4/2019	45
USD	6,097	CAD	8,008	State Street Corp.	9/4/2019	25
USD	1,580	DKK	10,555	Merrill Lynch International	9/4/2019	10
USD	82,251	EUR	73,585	Goldman Sachs International	9/4/2019	565
USD	49,298	EUR	44,118	HSBC Bank, NA	9/4/2019	322
USD	28,809	GBP	23,642	Goldman Sachs International	9/4/2019	9
USD	80,293	JPY	8,695,726	Goldman Sachs International	9/4/2019	158
USD	1,217	SEK	11,615	BNP Paribas	9/4/2019	11
BRL	1,939	USD	504	Barclays Bank plc**	9/25/2019	2
BRL	2,151	USD	558	Credit Suisse International**	9/25/2019	3
COP	247,936	USD	75	Standard Chartered Bank**	9/25/2019	—	(a)
IDR	13,235,040	USD	921	Citibank, NA**	9/25/2019	10
TRY	2,991	USD	512	Barclays Bank plc	9/25/2019	13
TRY	652	USD	104	Citibank, NA	9/25/2019	10
TRY	2,928	USD	501	HSBC Bank, NA	9/25/2019	13
USD	324	CLP	226,382	BNP Paribas**	9/25/2019	3
USD	353	COP	1,144,155	Citibank, NA**	9/25/2019	6
USD	248	COP	812,445	Standard Chartered Bank**	9/25/2019	1
USD	26	CZK	583	Citibank, NA	9/25/2019	1
USD	303	CZK	6,865	Merrill Lynch International	9/25/2019	7
USD	617	CZK	13,746	State Street Corp.	9/25/2019	24
USD	1,366	EUR	1,204	State Street Corp.	9/25/2019	28
USD	472	HUF	133,919	HSBC Bank, NA	9/25/2019	16
USD	350	MXN	6,721	Goldman Sachs International	9/25/2019	3
USD	1	PLN	4	BNP Paribas	9/25/2019	—	(a)
USD	353	PLN	1,320	Merrill Lynch International	9/25/2019	12
USD	2	PLN	7	TD Bank Financial Group	9/25/2019	—	(a)
USD	627	RON	2,643	Citibank, NA	9/25/2019	8
USD	167	RON	701	Merrill Lynch International	9/25/2019	3
USD	1,256	SGD	1,721	Standard Chartered Bank	9/25/2019	3
USD	825	ZAR	11,690	Merrill Lynch International	9/25/2019	16
EUR	2,399	DKK	17,909	BNP Paribas	9/30/2019	—	(a)
EUR	1,221	GBP	1,095	Australia & New Zealand Banking Group Ltd.	9/30/2019	23

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,723	SEK	29,089	TD Bank Financial Group	9/30/2019	5
USD	1,007	DKK	6,664	BNP Paribas	9/30/2019	14
USD	6,272	EUR	5,500	Australia & New Zealand Banking Group Ltd.	9/30/2019	154
USD	8,554	EUR	7,502	BNP Paribas	9/30/2019	208
USD	193,340	EUR	171,737	State Street Corp.	9/30/2019	2,299
USD	283	NOK	2,475	Merrill Lynch International	9/30/2019	3
USD	534	NOK	4,624	State Street Corp.	9/30/2019	11
USD	467	SEK	4,442	BNP Paribas	9/30/2019	5
USD	946	SEK	8,766	Merrill Lynch International	9/30/2019	34
USD	450	SEK	4,167	State Street Corp.	9/30/2019	16

Total unrealized appreciation						12,158

DKK	10,555	USD	1,576	Merrill Lynch International	8/5/2019	(11)
EUR	2,684	USD	3,024	Citibank, NA	8/5/2019	(52)
EUR	73,585	USD	82,057	Goldman Sachs International	8/5/2019	(578)
EUR	44,118	USD	49,181	HSBC Bank, NA	8/5/2019	(330)
EUR	334	USD	377	State Street Corp.	8/5/2019	(7)
GBP	23,642	USD	28,768	Goldman Sachs International	8/5/2019	(13)
GBP	634	USD	796	TD Bank Financial Group	8/5/2019	(25)
JPY	104,111	USD	966	BNP Paribas	8/5/2019	(8)
JPY	8,695,726	USD	80,118	Goldman Sachs International	8/5/2019	(170)
SEK	11,615	USD	1,214	BNP Paribas	8/5/2019	(12)
AUD	8,924	USD	6,149	Goldman Sachs International	8/6/2019	(45)
CAD	8,008	USD	6,094	State Street Corp.	8/6/2019	(25)
USD	711	TRY	4,670	Barclays Bank plc	8/8/2019	(123)
EUR	132	USD	149	Merrill Lynch International	8/15/2019	(3)
BRL	669	USD	177	Goldman Sachs International**	8/22/2019	(2)
CAD	233	USD	178	Citibank, NA	8/22/2019	(2)
INR	24,474	USD	356	Citibank, NA**	8/22/2019	(2)
INR	12,227	USD	178	Goldman Sachs International**	8/22/2019	(1)
KRW	420,944	USD	357	Citibank, NA**	8/22/2019	(2)
MXN	18	USD	1	Merrill Lynch International	8/22/2019	— (a)
MXN	3,389	USD	177	State Street Corp.	8/22/2019	— (a)
RUB	11,148	USD	176	Goldman Sachs International**	8/22/2019	(1)
USD	175	THB	5,410	BNP Paribas	8/22/2019	(1)
EUR	428	USD	478	BNP Paribas	9/4/2019	(3)
BRL	1,663	USD	442	Barclays Bank plc**	9/25/2019	(8)
BRL	1,001	USD	266	Citibank, NA**	9/25/2019	(4)
CLP	245,003	USD	358	Barclays Bank plc**	9/25/2019	(10)
CLP	592,086	USD	860	Goldman Sachs International**	9/25/2019	(19)
COP	1,708,664	USD	523	Goldman Sachs International**	9/25/2019	(3)
CZK	3,182	USD	141	State Street Corp.	9/25/2019	(4)
EUR	1,207	USD	1,371	State Street Corp.	9/25/2019	(28)
KRW	849,552	USD	721	Standard Chartered Bank**	9/25/2019	(5)
MXN	3,486	USD	180	HSBC Bank, NA	9/25/2019	— (a)
MXN	4,708	USD	245	State Street Corp.	9/25/2019	(1)
PLN	57	USD	15	BNP Paribas	9/25/2019	— (a)
PLN	1,330	USD	355	Merrill Lynch International	9/25/2019	(11)
USD	527	BRL	2,045	Goldman Sachs International**	9/25/2019	(7)
USD	629	IDR	9,165,522	Merrill Lynch International**	9/25/2019	(16)
USD	280	IDR	4,069,518	Standard Chartered Bank**	9/25/2019	(7)
USD	695	MXN	13,550	State Street Corp.	9/25/2019	(6)
USD	303	TRY	1,901	HSBC Bank, NA	9/25/2019	(30)
USD	152	ZAR	2,298	Citibank, NA	9/25/2019	(7)
USD	497	ZAR	7,454	Merrill Lynch International	9/25/2019	(19)
ZAR	2,813	USD	200	BNP Paribas	9/25/2019	(5)
ZAR	1,138	USD	80	Merrill Lynch International	9/25/2019	(1)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	979	USD	997	Barclays Bank plc	9/30/2019	(7)
CHF	1,121	USD	1,135	Royal Bank of Canada	9/30/2019	(1)
DKK	34,676	USD	5,242	Merrill Lynch International	9/30/2019	(76)
EUR	11,246	CHF	12,412	State Street Corp.	9/30/2019	(42)
EUR	17,249	GBP	15,734	State Street Corp.	9/30/2019	(3)
EUR	2,000	USD	2,291	Citibank, NA	9/30/2019	(66)
EUR	2,000	USD	2,250	Goldman Sachs International	9/30/2019	(25)
EUR	1,791	USD	2,021	Merrill Lynch International	9/30/2019	(28)
EUR	1,028	USD	1,150	Royal Bank of Canada	9/30/2019	(6)
GBP	1,970	EUR	2,183	BNP Paribas	9/30/2019	(25)
GBP	1,126	USD	1,417	Australia & New Zealand Banking Group Ltd.	9/30/2019	(44)
GBP	39,836	USD	50,415	Merrill Lynch International	9/30/2019	(1,827)
SEK	13,728	USD	1,468	BNP Paribas	9/30/2019	(40)
SEK	38,564	USD	4,100	Merrill Lynch International	9/30/2019	(90)
USD	9,578	CHF	9,517	BNP Paribas	9/30/2019	(48)

Total unrealized depreciation						(3,935)

Net unrealized appreciation						8,223

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC“) Credit default swap contracts outstanding - buy protection(a) as of July 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)		Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD	249	41	(14)	27
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD	127	21	(7)	14
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	3.57	USD	375	55	(15)	40
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Goldman Sachs International	6/20/2024	3.57	USD	375	57	(16)	41
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	1.05	USD	800	14	(14)	— (e)

								188	(66)	122

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.36	USD	1,840	(28)	(24)	(52)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.71	USD	1,500	29	(49)	(20)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.71	USD	1,822	35	(59)	(24)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.25	USD	4,500	(102)	(46)	(148)
Republic of Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.90	USD	3,000	58	(73)	(15)

								(8)	(251)	(259)

								180	(317)	(137)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of July 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Asia ex-Japan IG 30.1	1.00	Quarterly	12/20/2023	0.48	USD 600	(1)	(12)	(13)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)	Amount rounds to less than one thousand.

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
4 week TIIE monthly	7.60 monthly	Pay	6/8/2029	MXN	8,331	—	4
4 week TIIE monthly	7.63 monthly	Pay	6/8/2029	MXN	969	—	1
4 week TIIE monthly	7.96 monthly	Pay	5/18/2029	MXN	7,300	—	14

						—	19

3 month CD_KSDA quarterly	1.17 quarterly	Receive	7/27/2021	KRW	4,100,000	—	—
1 day CDI at maturity	6.21 at maturity	Pay	1/2/2023	BRL	3,245	—	(2)

						—	(2)

						—	17

Abbreviations

BRL	Brazilian Real
CDI	Interbank Certificate of Deposit
CD_KSDA	Korean Certificate of Deposit
GBP	British Pound
KRW	Korean Republic Won
MXN	Mexican Peso
TIIE	Interbank Equilibrium Interest Rate
USD	United States Dollar
(a)	Value of floating rate index at July 31, 2019 was as follows:

Floating Rate Index	Value
4 week TIIE	8.25%
3 Month CD_KSDA	5.71%
1 Day CDI	6.00%

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

OTC Total Return Basket Swaps Outstanding at July 31, 2019 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.35% to 1.50%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$18,739	$(165)	$80	$(85)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Australia
Rio Tinto plc	46	2,571	(90)	0.0	(a)
United Kingdom
Ashtead Group plc	54	1,475	(24)	0.0	(a)
AVEVA Group plc	12	571	12	0.0	(a)
Diageo plc	69	2,887	(21)	0.0	(a)
GlaxoSmithKline plc	177	3,661	159	0.0	(a)
Imperial Brands plc	21	528	22	0.0	(a)
Intermediate Capital Group plc	50	842	2	0.0	(a)
Taylor Wimpey plc	652	1,278	(54)	0.0	(a)
Trainline plc*(b)	238	1,240	(12)	0.0	(a)

	1,273	12,482	84	0.0	(a)

United States
Burford Capital Ltd.	39	709	(28)	0.0	(a)
Australia
BHP Group plc	66	1,565	(26)	0.0	(a)
South Africa
Anglo American plc	58	1,412	(105)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,482	18,739	(165)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
GBP LIBOR	0.71%

Abbreviations

GBP	British Pound
LIBOR	London Interbank Offered Rate
(a)	Amount rounds to less than 0.1% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of July 31, 2019 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

Summary of total swap contracts outstanding as of July 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	188	122

Total OTC swap contracts outstanding	188	122

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(8)	(259)
Total return basket swaps contracts outstanding	—	(85)

Total OTC swap contracts outstanding	(8)	(344)

Written Call Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange CLP/USD	Exchange Traded	2,474,150	USD	2,474	USD	695.50	8/30/2019	(41)
Foreign Exchange USD/AUD	Exchange Traded	1,265,558	AUD	1,266	AUD	0.71	8/16/2019	— (a)
Foreign Exchange USD/AUD	Exchange Traded	1,268,444	AUD	1,268	AUD	0.71	8/16/2019	— (a)
Foreign Exchange USD/AUD	Exchange Traded	2,534,640	AUD	2,535	AUD	0.71	8/16/2019	(1)

								(42)

Written Put Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange CHF/USD	Exchange Traded	1,402,500	USD	1,402	USD	0.98	8/30/2019	(4)
Foreign Exchange CHF/USD	Exchange Traded	1,329,990	USD	1,330	USD	0.98	8/30/2019	(4)

								(8)

Total Written Options Contracts (Premiums Received $92)								(50)

Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$23,294	$—	$23,294
Austria	—	8,270	—	8,270
Belgium	—	6,157	—	6,157
China	20,071	39,578	—	59,649
Denmark	—	13,401	—	13,401
Finland	—	4,259	—	4,259
France	4,217	107,667	—	111,884
Germany	8,315	59,690	—	68,005

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$39,232	$—	$39,232
India	36,223	1,247	—	37,470
Indonesia	—	12,629	—	12,629
Ireland	1,661	637	—	2,298
Italy	—	19,140	—	19,140
Japan	—	100,704	—	100,704
Luxembourg	—	1,190	—	1,190
Macau	—	2,717	—	2,717
Malaysia	—	1,353	—	1,353
Netherlands	—	41,179	—	41,179
Norway	—	6,453	—	6,453
Russia	—	4,945	—	4,945
Singapore	—	5,430	—	5,430
South Africa	2,530	10,158	—	12,688
South Korea	—	9,357	—	9,357
Spain	144	20,685	—	20,829
Sweden	—	11,604	—	11,604
Switzerland	—	80,591	—	80,591
Taiwan	21,579	6,478	—	28,057
Thailand	2,037	863	—	2,900
Turkey	—	647	—	647
United Kingdom	—	96,600	—	96,600
United States	925,726	6,313	199	932,238
Other Common Stocks	56,105	—	—	56,105

Total Common Stocks	1,078,608	742,468	199	1,821,275

Preferred Stocks
United States	17	45	350	412
Debt Securities
Asset-Backed Securities
Cayman Islands	—	1,136	7,971	9,107
United States	—	113,816	58,169	171,985

Total Asset-Backed Securities	—	114,952	66,140	181,092

Collateralized Mortgage Obligations
Bermuda	—	—	3,093	3,093
United States	—	107,455	17,555	125,010

Total Collateralized Mortgage Obligations	—	107,455	20,648	128,103

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,003	2,003
United States	—	98,166	53,682	151,848

Total Commercial Mortgage-Backed Securities	—	98,166	55,685	153,851

Convertible Bonds	—	533	—	533
Corporate Bonds
United States	—	355,435	4	355,439
Other Corporate Bonds	—	134,529	—	134,529

Total Corporate Bonds	—	489,964	4	489,968

Loan Assignments
United States	—	23,098	259	23,357
Other Loan Assignments	—	1,021	—	1,021

Total Loan Assignments	—	24,119	259	24,378

Foreign Government Securities	—	371,110	—	371,110
Supranational	—	6,775	—	6,775
U.S. Treasury Obligations	—	52,259	—	52,259

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Call Options Purchased	$10,385	$102	$—	$10,487
Put Options Purchased	—	10	—	10

Total Options Purchased	10,385	112	—	10,497

Rights	—	—	14	14
Warrants
United States	—	—	60	60
Other Warrants	—	1	—	1

Total Warrants	—	1	60	61

Short-Term Investments
Certificates of Deposit	—	1,965	—	1,965
Commercial Paper	—	9,020	—	9,020
Foreign Government Treasury Bills	—	114,375	—	114,375
Investment Companies	310,212	—	—	310,212

Total Short-Term Investments	310,212	125,360	—	435,572

Total Investments in Securities	$1,399,222	$2,133,319	$143,359	$3,675,900

Liabilities
Common Stocks	$(31,989)	$—	$—	$(31,989)
Exchange Traded Funds	(10,182)	—	—	(10,182)

Total Liabilities in Securities Sold Short	(42,171)	—	—	(42,171)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12,158	$—	$12,158
Futures Contracts	9,872	32	—	9,904
Swaps	—	19	—	19

Total Appreciation in Other Financial Instruments	$9,872	$12,209	$—	$22,081

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,935)	$—	$(3,935)
Futures Contracts	(5,766)	(2,020)	—	(7,786)
Options Written
Call Options Written	—	(42)	—	(42)
Put Options Written	—	(8)	—	(8)
Swaps	—	(495)	—	(495)

Total Depreciation in Other Financial Instruments	$(5,766)	$(6,500)	$—	$(12,266)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Global Allocation Fund	Balance as of October 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of July 31, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	$490	$—	$(175)	$—	(a)	$2,876	—	$4,780		$—	$7,971
Asset-Backed Securities — United States	56,852	35	265	60		17,675	(23,426)	6,734		(26)	58,169
Collateralized Mortgage Obligations — Bermuda	—	—	(11)	—		—	—	3,104		—	3,093
Collateralized Mortgage Obligations — United States	1,269	— (a)	97	4		16,451	(266)	—		—	17,555
Commercial Mortgage-Backed Securities — Cayman Islands	2,001	—	2	—		—	—	—		—	2,003
Commercial Mortgage-Backed Securities — United States	19,382	434	1,443	19		42,458	(15,467)	7,423		(2,010)	53,682
Common Stocks — Canada	313	—	(113)	—		—	(200)	—		—	—
Common Stocks — United States	14	—	(92)	—		296	(19)	—		—	199
Convertible Bonds — United States	69	—	(70)	1		—	—	—		—	—
Corporate Bonds — United States	1,516	(136)	761	4		37	(2,152)	—	(a)	(26)	4
Foreign Government Securities	754	(125)	96	22		—	(747)	—		—	—
Loan Assignments — United States	212	—	47	—	(a)	153	(153)	—		—	259
Preferred Stocks — United States	298	—	52	—		119	-119	—		—	350
Rights — United States	16	—	(2)	—		—	—	—		—	14
Warrants — United States	—	—	(14)	—		74	—	—		—	60

Total	$83,186	$208	$2,286	$110		$80,139	$(42,549)	$22,041		$(2,062)	$143,359

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,589,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended July 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$57,565		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 48.00% (15.40%)
				Constant Default Rate	0.00% - 5.00% (1.47%)
				Yield (Discount Rate of Cash Flows)	2.62% - 11.21% (3.76%)

Asset-Backed Securities	57,565

	53,683		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.63%)
				Constant Default Rate	0.00% - 5.00% (0.08%)
				Yield (Discount Rate of Cash Flows)	3.43% - 42.42% (5.14%)

Commercial Mortgage Backed Securities	53,683

	20,649		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.86% (14.98%)
				Constant Default Rate	0.00% - 2.95% (0.16%)
				Yield (Discount Rate of Cash Flows)	2.89% - 5.76% (4.34%)

Collateralized Mortgage Obligation	20,649

	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
			Market Comparable Companies	Liquidity Discount	30.00% (30.00%)

Common Stock	—

	—	(c)	Pending Distribution	Discount for Potential Outcome (d)	99.99% (99.99%)

Corporate Bonds	—	(c)

	20		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	20

	—	(c)	Pending Distribution	Discount for Potential Outcome (d)	100.00% (100.00%)

Rights	—	(c)

Total	$131,917

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2019, the value of these investments was approximately $11,442,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$–	$966,114	$655,899	$(16)	$13	$310,212	310,119	$2,253	$–
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	183,639	681,011	864,650	–	–	–	–	1,508	–
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	57,217	189,408	246,625	–	–	–	–	370	–

Total	$240,856	$1,836,533	$1,767,174	$(16)	$13	$310,212		$4,131	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index and total return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 103.8%

Australia - 5.1%
Goodman Group, REIT	75	756
Rio Tinto plc	29	1,621
Transurban Group	81	860

		3,237

Austria - 1.1%
Erste Group Bank AG*	19	699

Canada - 1.2%
TC Energy Corp.	15	758

China - 0.8%
China Construction Bank Corp., Class H	642	493

Denmark - 2.8%
Novo Nordisk A/S, Class B	37	1,760

Finland - 3.0%
Nordea Bank Abp	124	798
UPM-Kymmene OYJ	41	1,093

		1,891

France - 14.5%
Accor SA	18	819
Airbus SE	10	1,439
BNP Paribas SA	13	619
Capgemini SE	4	482
LVMH Moet Hennessy Louis Vuitton SE	4	1,657
Natixis SA	87	347
Orange SA	40	586
TOTAL SA	24	1,252
Unibail-Rodamco-Westfield, REIT	3	402
Vinci SA	16	1,655

		9,258

Germany - 6.8%
Allianz SE (Registered)	7	1,666
Deutsche Boerse AG	4	516
Deutsche Post AG (Registered)	27	893
Infineon Technologies AG	26	482
Volkswagen AG (Preference)	5	806

		4,363

Hong Kong - 2.4%
HKT Trust & HKT Ltd.	557	891
Hong Kong Exchanges & Clearing Ltd.	20	669

		1,560

Italy - 2.8%
Enel SpA	181	1,241
FinecoBank Banca Fineco SpA	58	576

		1,817

Japan - 17.9%
Amada Holdings Co. Ltd.	72	792
Bandai Namco Holdings, Inc.	17	930
Bridgestone Corp.	23	856
Japan Airlines Co. Ltd.	23	708
Japan Exchange Group, Inc.	34	503
JXTG Holdings, Inc.	124	584
Marui Group Co. Ltd.	29	622
Mitsubishi Corp.	46	1,224
Mitsui & Co. Ltd.	38	619
Sumitomo Mitsui Financial Group, Inc.	26	892
Sumitomo Mitsui Trust Holdings, Inc.	17	581
Tokio Marine Holdings, Inc.	21	1,131
Toyota Motor Corp.	22	1,402
Trend Micro, Inc.	14	610

		11,454

Macau - 0.8%
Sands China Ltd.	108	520

Netherlands - 9.5%
Akzo Nobel NV	12	1,108
ASML Holding NV	4	832
ING Groep NV	31	347
Koninklijke Ahold Delhaize NV	40	919
NN Group NV	26	958
Royal Dutch Shell plc, Class A	59	1,872

		6,036

Norway - 2.3%
Telenor ASA	73	1,469

Singapore - 1.4%
DBS Group Holdings Ltd.	46	885

South Korea - 1.0%
Samsung Electronics Co. Ltd.	17	633

Spain - 2.0%
Iberdrola SA	133	1,266
Iberdrola SA*	4	35

		1,301

Sweden - 1.1%
Svenska Handelsbanken AB, Class A	75	671

Switzerland - 11.0%
Glencore plc*	252	808
Nestle SA (Registered)	14	1,522
Novartis AG (Registered)	23	2,104
Roche Holding AG	3	892
Swiss Re AG	11	1,039
Zurich Insurance Group AG	2	661

		7,026

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24	1,012

United Kingdom - 12.2%
3i Group plc	48	651
Diageo plc	29	1,202
HSBC Holdings plc	71	569

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Imperial Brands plc	22	563
Prudential plc	54	1,102
Severn Trent plc	30	732
Taylor Wimpey plc	458	897
Unilever NV	35	2,045

		7,761

United States - 2.5%
Carnival plc	14	654
Ferguson plc	13	957

		1,611

TOTAL COMMON STOCKS (Cost $61,163)		66,215

Total Investments - 103.8% (Cost $61,163)		66,215
Liabilities in Excess of Other Assets - (3.8)%		(2,396)

Net Assets - 100.0%		63,819

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	10.8%
Insurance	9.9
Pharmaceuticals	7.2
Oil, Gas & Consumable Fuels	6.7
Diversified Telecommunication Services	4.4
Trading Companies & Distributors	4.2
Capital Markets	4.1
Electric Utilities	3.8
Metals & Mining	3.7
Semiconductors & Semiconductor Equipment	3.5
Automobiles	3.3
Personal Products	3.1
Hotels, Restaurants & Leisure	3.0
Textiles, Apparel & Luxury Goods	2.5
Construction & Engineering	2.5
Food Products	2.3
Aerospace & Defense	2.2
Beverages	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Chemicals	1.7
Paper & Forest Products	1.7
Leisure Products	1.4
Food & Staples Retailing	1.4
Household Durables	1.4
Air Freight & Logistics	1.3
Transportation Infrastructure	1.3
Auto Components	1.3
Machinery	1.2
Water Utilities	1.1
Airlines	1.1
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	3.4

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

*	Non-income producing security.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	741	CAD	967	Merrill Lynch International	8/6/2019	8
USD	612	DKK	4,059	BNP Paribas	8/6/2019	10
USD	4,378	EUR	3,890	Barclays Bank plc	8/6/2019	70
USD	506	EUR	451	Goldman Sachs International	8/6/2019	7
USD	556	EUR	495	Merrill Lynch International	8/6/2019	8
USD	586	EUR	526	State Street Corp.	8/6/2019	3
USD	556	GBP	447	Standard Chartered Bank	8/6/2019	12
USD	1,323	GBP	1,061	State Street Corp.	8/6/2019	33
USD	522	JPY	56,456	Merrill Lynch International	8/6/2019	2
USD	556	JPY	60,021	Royal Bank of Canada	8/6/2019	4
USD	1,560	NOK	13,397	BNP Paribas	8/6/2019	47

Total unrealized appreciation						204

AUD	5,240	USD	3,687	State Street Corp.	8/6/2019	(103)
CHF	211	USD	214	Merrill Lynch International	8/6/2019	(1)
CHF	237	USD	241	Standard Chartered Bank	8/6/2019	(3)
EUR	353	USD	395	Goldman Sachs International	8/6/2019	(4)
EUR	791	USD	889	Standard Chartered Bank	8/6/2019	(13)
EUR	403	USD	448	State Street Corp.	8/6/2019	(2)
GBP	477	USD	593	Citibank, NA	8/6/2019	(13)
GBP	122	USD	151	Merrill Lynch International	8/6/2019	(3)
GBP	170	USD	209	Standard Chartered Bank	8/6/2019	(2)
JPY	40,138	USD	371	Australia & New Zealand Banking Group Ltd.	8/6/2019	(2)
JPY	20,217	USD	186	Barclays Bank plc	8/6/2019	–(a)
JPY	502,574	USD	4,670	Merrill Lynch International	8/6/2019	(49)
JPY	16,669	USD	154	Standard Chartered Bank	8/6/2019	(1)
NOK	1,229	GBP	115	Merrill Lynch International	8/6/2019	–(a)
SEK	1,418	USD	152	BNP Paribas	8/6/2019	(5)
SEK	216	USD	23	Citibank, NA	8/6/2019	–(a)

Total unrealized depreciation						(201)

Net unrealized appreciation						3

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

(a) Amount rounds to less than one thousand.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$3,237	$–	$3,237
Austria	–	699	–	699
China	–	493	–	493
Denmark	–	1,760	–	1,760
Finland	798	1,093	–	1,891
France	1,221	8,037	–	9,258
Germany	806	3,557	–	4,363
Hong Kong	891	669	–	1,560
Italy	–	1,817	–	1,817
Japan	–	11,454	–	11,454
Macau	–	520	–	520
Netherlands	–	6,036	–	6,036
Norway	–	1,469	–	1,469
Singapore	–	885	–	885
South Korea	–	633	–	633
Spain	35	1,266	–	1,301
Sweden	–	671	–	671
Switzerland	–	7,026	–	7,026
United Kingdom	–	7,761	–	7,761
United States	–	1,611	–	1,611
Other Common Stocks	1,770	–	–	1,770

Total Common Stocks	5,521	60,694	–	66,215

Total Investments in Securities	$5,521	$60,694	$–	$66,215

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$204	$–	$204

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(201)	$–	$(201)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares(a)	$—	$8,699	$8,699	$—	(b)	$—	$—	—	$6	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	23,020	23,020	—		—	—	—	10	—

Total	$—	$31,719	$31,719	$—	(b)	$—	$—		$16	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.5%
Argentina — 0.1%
MercadoLibre, Inc.*	4	2,578

Australia — 2.9%
AGL Energy Ltd.	56	803
Alumina Ltd.	580	919
APA Group	158	1,187
Aristocrat Leisure Ltd.	38	791
Aurizon Holdings Ltd.	347	1,364
Australia & New Zealand Banking Group Ltd.	400	7,602
BHP Group Ltd.	361	9,943
BHP Group plc	295	7,034
Boral Ltd.	144	504
Brambles Ltd.	165	1,478
Caltex Australia Ltd.	40	736
Coca-Cola Amatil Ltd.	124	894
Cochlear Ltd.	10	1,429
Coles Group Ltd.*	116	1,127
Commonwealth Bank of Australia	168	9,456
Computershare Ltd.	91	984
Crown Resorts Ltd.	10	82
CSL Ltd.	51	7,936
Fortescue Metals Group Ltd.	85	481
Goodman Group, REIT	225	2,271
GPT Group (The), REIT	702	2,979
Incitec Pivot Ltd.	183	433
Insurance Australia Group Ltd.	220	1,293
Lendlease Group	62	617
Macquarie Group Ltd.	37	3,236
Mirvac Group, REIT	1,466	3,221
National Australia Bank Ltd.	246	4,791
Newcrest Mining Ltd.	77	1,853
Oil Search Ltd.	175	848
Orica Ltd.	67	996
Origin Energy Ltd.	163	884
QBE Insurance Group Ltd.	271	2,306
Ramsay Health Care Ltd.	20	984
REA Group Ltd.	13	851
Rio Tinto Ltd.	57	3,786
Rio Tinto plc	171	9,675
Santos Ltd.	192	947
SEEK Ltd.	6	88
Sonic Healthcare Ltd.	33	622
South32 Ltd.	704	1,499
Stockland, REIT	332	1,037
Suncorp Group Ltd.	252	2,325
Sydney Airport	186	1,063
Tabcorp Holdings Ltd.	264	810
Telstra Corp. Ltd.	160	435
TPG Telecom Ltd.	106	505
Transurban Group	267	2,829
Treasury Wine Estates Ltd.	67	800
Wesfarmers Ltd.	116	3,109
Westpac Banking Corp.	421	8,268
Woodside Petroleum Ltd.	77	1,806
Woolworths Group Ltd.	161	3,921

		125,838

Austria — 0.1%
Erste Group Bank AG*	161	5,774

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	56	5,621
KBC Group NV	80	5,160

		10,781

Canada — 3.3%
Agnico Eagle Mines Ltd.	27	1,406
Alimentation Couche-Tard, Inc., Class B	54	3,301
Bank of Montreal(a)	80	5,995
Bank of Nova Scotia (The)	145	7,735
Barrick Gold Corp.	142	2,314
BCE, Inc.	20	892
Brookfield Asset Management, Inc., Class A	114	5,592
Canadian Imperial Bank of Commerce	51	3,984
Canadian National Railway Co.	97	9,183
Canadian Natural Resources Ltd.	140	3,538
Canadian Pacific Railway Ltd.	19	4,434
Canadian Tire Corp. Ltd., Class A(a)	9	970
Cenovus Energy, Inc.	108	1,004
CGI, Inc.*	28	2,179
Constellation Software, Inc.	2	2,316
Dollarama, Inc.	45	1,650
Enbridge, Inc.	100	3,349
Encana Corp.	109	499
Fairfax Financial Holdings Ltd.	3	1,323
Fortis, Inc.	36	1,406
Franco-Nevada Corp.	22	1,913
George Weston Ltd.	4	309
Gildan Activewear, Inc.	31	1,217
Great-West Lifeco, Inc.	37	821
Imperial Oil Ltd.	38	1,038
Intact Financial Corp.	17	1,560
Inter Pipeline Ltd.	45	765
Kinross Gold Corp.*	160	646
Loblaw Cos. Ltd.(a)	29	1,500
Magna International, Inc.	51	2,562
Manulife Financial Corp.	251	4,547
Metro, Inc.	32	1,261
National Bank of Canada(a)	42	2,056
Nutrien Ltd.	84	4,626
Open Text Corp.	32	1,385
Pembina Pipeline Corp.	48	1,749
Power Corp. of Canada	48	1,013
Power Financial Corp.	34	733
Restaurant Brands International, Inc.	28	2,060
Rogers Communications, Inc., Class B	46	2,397
Royal Bank of Canada	174	13,702
Saputo, Inc.	33	986
Shaw Communications, Inc., Class B	52	1,019
SNC-Lavalin Group, Inc.	20	316
Sun Life Financial, Inc.	79	3,262
Suncor Energy, Inc.	198	5,676
TC Energy Corp.	90	4,423
Teck Resources Ltd., Class B	69	1,404

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Thomson Reuters Corp.	44	2,946
Toronto-Dominion Bank (The)	219	12,788
Wheaton Precious Metals Corp.	53	1,393

		145,143

China — 0.1%
BOC Hong Kong Holdings Ltd.	736	2,804
Yangzijiang Shipbuilding Holdings Ltd.	311	321

		3,125

Denmark — 0.6%
Carlsberg A/S, Class B	39	5,302
Chr Hansen Holding A/S	44	3,832
Novo Nordisk A/S, Class B	253	12,159
Novozymes A/S, Class B	93	4,283

		25,576

Finland — 0.4%
Elisa OYJ	108	5,094
Nokia OYJ(a)	592	3,191
Nordea Bank Abp	304	1,954
UPM-Kymmene OYJ	201	5,420
Wartsila OYJ Abp	224	2,814

		18,473

France — 4.0%
Accor SA	116	5,193
Air Liquide SA	61	8,391
Airbus SE	88	12,372
Alstom SA(a)	102	4,401
Arkema SA	50	4,487
AXA SA	263	6,622
BioMerieux	51	4,318
BNP Paribas SA	220	10,278
Capgemini SE	41	5,206
Eiffage SA	45	4,413
Kering SA	9	4,649
L’Oreal SA	19	5,171
LVMH Moet Hennessy Louis Vuitton SE	38	15,736
Orange SA	398	5,893
Pernod Ricard SA	39	6,826
Renault SA	76	4,236
Safran SA	51	7,327
Sanofi	90	7,484
Schneider Electric SE	126	10,902
Thales SA	54	6,062
TOTAL SA	296	15,345
Valeo SA	110	3,426
Vinci SA	94	9,676
Vivendi SA	158	4,378

		172,792

Germany — 2.6%
adidas AG	32	10,243
Allianz SE (Registered)	60	13,871
BASF SE	47	3,139
Bayer AG (Registered)	76	4,912
Daimler AG (Registered)	73	3,797
Deutsche Post AG (Registered)	233	7,584
Deutsche Telekom AG (Registered)	561	9,185
Fresenius SE & Co. KGaA	119	5,970
Infineon Technologies AG	312	5,778
Merck KGaA	41	4,146
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32	7,708
RWE AG	222	6,005
SAP SE	114	13,901
Siemens AG (Registered)	75	8,126
Volkswagen AG (Preference)	52	8,724

		113,089

Hong Kong — 1.2%
AIA Group Ltd.	1,291	13,218
ASM Pacific Technology Ltd.	45	525
Bank of East Asia Ltd. (The)	41	118
CK Asset Holdings Ltd.	228	1,717
CK Hutchison Holdings Ltd.	345	3,222
CK Infrastructure Holdings Ltd.	188	1,454
CLP Holdings Ltd.(a)	209	2,267
Hang Lung Properties Ltd.	59	139
Hang Seng Bank Ltd.	90	2,146
Henderson Land Development Co. Ltd.	231	1,197
HKT Trust & HKT Ltd.	371	593
Hong Kong & China Gas Co. Ltd.	771	1,703
Hong Kong Exchanges & Clearing Ltd.	182	6,113
Hongkong Land Holdings Ltd.	125	764
Jardine Matheson Holdings Ltd.	13	759
Kerry Properties Ltd.	177	665
Link, REIT	202	2,344
MTR Corp. Ltd.	135	883
New World Development Co. Ltd.	410	577
NWS Holdings Ltd.	274	509
Power Assets Holdings Ltd.	222	1,587
Sino Land Co. Ltd.(a)	606	981
Sun Hung Kai Properties Ltd.	188	3,030
Swire Pacific Ltd., Class A	106	1,208
Techtronic Industries Co. Ltd.	135	1,000
WH Group Ltd.(b)	692	674
Wharf Holdings Ltd. (The)	232	564
Wharf Real Estate Investment Co. Ltd.	189	1,192
Wheelock & Co. Ltd.	174	1,095
Yue Yuen Industrial Holdings Ltd.	167	466

		52,710

Ireland — 0.5%
CRH plc	220	7,333
James Hardie Industries plc, CHDI	69	934
Kerry Group plc, Class A	51	5,910
Kingspan Group plc	69	3,358
Kingspan Group plc	8	370
Ryanair Holdings plc, ADR*	50	3,084

		20,989

Israel — 0.0%(c)
Teva Pharmaceutical Industries Ltd., ADR*	155	1,227

Italy — 0.6%
Davide Campari-Milano SpA	455	4,234
Enel SpA	1,758	12,024
Snam SpA	789	3,873
UniCredit SpA	457	5,377

		25,508

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Japan — 8.4%
Aeon Co. Ltd.	17		294
Aisin Seiki Co. Ltd.	27		877
Alfresa Holdings Corp.	25		610
Amada Holdings Co. Ltd.	131		1,445
Asahi Group Holdings Ltd.	81		3,500
Asahi Intecc Co. Ltd.	11		298
Asahi Kasei Corp.	277		2,815
Astellas Pharma, Inc.	147		2,089
Bandai Namco Holdings, Inc.	47		2,521
Bridgestone Corp.	72		2,718
Canon, Inc.	80		2,156
Central Japan Railway Co.	13		2,533
Chubu Electric Power Co., Inc.	120		1,697
Chugai Pharmaceutical Co. Ltd.	19		1,367
Dai Nippon Printing Co. Ltd.	29		602
Daicel Corp.	97		817
Daifuku Co. Ltd.	4		235
Dai-ichi Life Holdings, Inc.	95		1,401
Daiichi Sankyo Co. Ltd.	88		5,348
Daikin Industries Ltd.	37		4,580
Daito Trust Construction Co. Ltd.	4		554
Daiwa House Industry Co. Ltd.	121		3,429
Daiwa House REIT Investment Corp., REIT	—	(d)	384
Denso Corp.	29		1,214
Dentsu, Inc.	37		1,220
East Japan Railway Co.	52		4,804
Eisai Co. Ltd.	27		1,465
Electric Power Development Co. Ltd.	80		1,780
FANUC Corp.	14		2,524
Fast Retailing Co. Ltd.	6		3,419
FUJIFILM Holdings Corp.	71		3,375
Fujitsu Ltd.	7		515
Fukuoka Financial Group, Inc.	67		1,221
Hankyu Hanshin Holdings, Inc.	43		1,496
Hino Motors Ltd.	110		878
Hitachi High-Technologies Corp.	23		1,149
Hitachi Ltd.	159		5,637
Honda Motor Co. Ltd.	253		6,282
Hoya Corp.	53		4,026
Idemitsu Kosan Co. Ltd.	14		391
Inpex Corp.	41		355
ITOCHU Corp.	214		4,080
J Front Retailing Co. Ltd.	136		1,598
Japan Airlines Co. Ltd.	63		1,976
Japan Exchange Group, Inc.	116		1,704
Japan Post Holdings Co. Ltd.	55		541
Japan Prime Realty Investment Corp., REIT	—	(d)	738
Japan Real Estate Investment Corp., REIT	—	(d)	794
Japan Retail Fund Investment Corp., REIT	—	(d)	891
Japan Tobacco, Inc.	135		2,970
JFE Holdings, Inc.	24		320
JTEKT Corp.	26		304
JXTG Holdings, Inc.	714		3,358
Kajima Corp.	131		1,678
Kansai Paint Co. Ltd.	18		363
Kao Corp.	81		5,919
KDDI Corp.	158		4,125
Keikyu Corp.	34		563
Keyence Corp.	13		7,288
Kikkoman Corp.	7		336
Kintetsu Group Holdings Co. Ltd.	16		749
Kirin Holdings Co. Ltd.	115		2,492
Komatsu Ltd.	135		3,014
Kubota Corp.	210		3,239
Kyocera Corp.	19		1,134
Kyowa Kirin Co. Ltd.	102		1,673
M3, Inc.	77		1,547
Marui Group Co. Ltd.	99		2,148
MEIJI Holdings Co. Ltd.	7		514
MINEBEA MITSUMI, Inc.	68		1,166
MISUMI Group, Inc.	16		350
Mitsubishi Corp.	224		6,020
Mitsubishi Electric Corp.	304		3,973
Mitsubishi Estate Co. Ltd.	223		4,101
Mitsubishi UFJ Financial Group, Inc.	1,531		7,564
Mitsui & Co. Ltd.	214		3,472
Mitsui Chemicals, Inc.	94		2,140
Mitsui Fudosan Co. Ltd.	123		2,779
Mizuho Financial Group, Inc.	1,539		2,185
MS&AD Insurance Group Holdings, Inc.	34		1,118
Murata Manufacturing Co. Ltd.	68		3,123
Nexon Co. Ltd.*	44		696
NGK Spark Plug Co. Ltd.	89		1,707
NH Foods Ltd.	26		946
Nidec Corp.	36		4,774
Nintendo Co. Ltd.	16		5,849
Nippon Building Fund, Inc., REIT	—	(d)	891
Nippon Prologis REIT, Inc., REIT	—	(d)	618
Nippon Steel Corp.	141		2,201
Nippon Telegraph & Telephone Corp.	122		5,520
Nippon Yusen KK	57		950
Nissan Motor Co. Ltd.	256		1,663
Nissin Foods Holdings Co. Ltd.	21		1,322
Nitori Holdings Co. Ltd.	18		2,482
Nitto Denko Corp.	38		1,862
Nomura Holdings, Inc.	274		882
Nomura Real Estate Master Fund, Inc., REIT	—	(d)	717
Nomura Research Institute Ltd.	145		2,564
NTT DOCOMO, Inc.	238		5,716
Obic Co. Ltd.	6		618
Oji Holdings Corp.	72		374
Olympus Corp.	91		991
Ono Pharmaceutical Co. Ltd.	64		1,168
Oriental Land Co. Ltd.	13		1,676
ORIX Corp.	203		2,896
Otsuka Corp.	53		2,070
Otsuka Holdings Co. Ltd.	94		3,442
Pan Pacific International Holdings Corp.	6		365
Panasonic Corp.	318		2,681
PeptiDream, Inc.*	6		317
Persol Holdings Co. Ltd.	85		2,061
Rakuten, Inc.	51		516
Recruit Holdings Co. Ltd.	120		4,070

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Renesas Electronics Corp.*	222		1,303
Resona Holdings, Inc.	410		1,671
Ricoh Co. Ltd.	35		321
Rohm Co. Ltd.	23		1,568
Ryohin Keikaku Co. Ltd.	7		1,260
Santen Pharmaceutical Co. Ltd.	28		458
SBI Holdings, Inc.	60		1,355
Secom Co. Ltd.	13		1,003
Sega Sammy Holdings, Inc.	121		1,546
Seibu Holdings, Inc.	126		1,981
Sekisui House Ltd.(a)	83		1,399
Seven & i Holdings Co. Ltd.	104		3,536
Shimadzu Corp.	41		987
Shimano, Inc.	7		1,016
Shimizu Corp.	129		1,039
Shin-Etsu Chemical Co. Ltd.	61		6,211
Shinsei Bank Ltd.	66		998
Shionogi & Co. Ltd.	14		775
Shiseido Co. Ltd.	58		4,283
Showa Denko KK	36		952
SMC Corp.	7		2,609
Softbank Corp.	112		1,510
SoftBank Group Corp.	175		8,945
Sompo Holdings, Inc.	24		981
Sony Corp.	166		9,441
Stanley Electric Co. Ltd.	13		317
Subaru Corp.	24		562
SUMCO Corp.	50		661
Sumitomo Electric Industries Ltd.	129		1,597
Sumitomo Metal Mining Co. Ltd.	33		929
Sumitomo Mitsui Financial Group, Inc.	197		6,896
Sumitomo Mitsui Trust Holdings, Inc.	50		1,699
Suntory Beverage & Food Ltd.	15		587
Suzuken Co. Ltd.	36		1,956
Suzuki Motor Corp.	70		2,749
T&D Holdings, Inc.	186		2,088
Takeda Pharmaceutical Co. Ltd.	186		6,398
TDK Corp.	9		706
Terumo Corp.	26		742
Tohoku Electric Power Co., Inc.	84		839
Tokio Marine Holdings, Inc.	92		4,899
Tokyo Electric Power Co. Holdings, Inc.*	83		398
Tokyo Electron Ltd.	9		1,474
Tokyo Gas Co. Ltd.	84		2,089
Tokyu Corp.	162		2,842
Tokyu Fudosan Holdings Corp.	162		939
Toppan Printing Co. Ltd.	33		532
Toray Industries, Inc.	115		791
Toshiba Corp.	48		1,541
Toyota Industries Corp.	10		530
Toyota Motor Corp.	283		18,279
Toyota Tsusho Corp.	13		371
Trend Micro, Inc.	7		310
Unicharm Corp.	20		569
United Urban Investment Corp., REIT	—	(d)	668
Yahoo Japan Corp.	165		482
Yakult Honsha Co. Ltd.	7		417
Yamato Holdings Co. Ltd.	46		895
Yaskawa Electric Corp.	13		424

			366,997

Luxembourg — 0.1%
Eurofins Scientific SE(a)	8		3,507

Macau — 0.1%
Galaxy Entertainment Group Ltd.	289		1,967
Sands China Ltd.	339		1,628
Wynn Macau Ltd.	211		473

			4,068

Netherlands — 2.0%
Akzo Nobel NV	72		6,840
ASML Holding NV	59		13,042
Heineken NV	40		4,246
ING Groep NV	829		9,197
Koninklijke Ahold Delhaize NV	196		4,459
Koninklijke Philips NV	117		5,471
NN Group NV	144		5,423
NXP Semiconductors NV	42		4,393
Randstad NV	34		1,724
Royal Dutch Shell plc, Class A	601		18,938
Royal Dutch Shell plc, Class B	289		9,137
Wolters Kluwer NV	72		5,214

			88,084

New Zealand — 0.1%
Auckland International Airport Ltd.	178		1,085
Fletcher Building Ltd.	159		517
Ryman Healthcare Ltd.	79		665
Spark New Zealand Ltd.	341		889

			3,156

Norway — 0.1%
Telenor ASA	306		6,208

Singapore — 0.5%
Ascendas, REIT	401		890
CapitaLand Ltd.	446		1,169
CapitaLand Mall Trust, REIT	299		569
ComfortDelGro Corp. Ltd.	260		509
DBS Group Holdings Ltd.	274		5,215
Genting Singapore Ltd.	582		387
Jardine Cycle & Carriage Ltd.	13		311
Keppel Corp. Ltd.	220		1,018
Oversea-Chinese Banking Corp. Ltd.	587		4,891
Singapore Airlines Ltd.	64		445
Singapore Press Holdings Ltd.	153		245
Singapore Telecommunications Ltd.	1,372		3,309
United Overseas Bank Ltd.	40		768
Wilmar International Ltd.	400		1,156

			20,882

Spain — 0.9%
Amadeus IT Group SA	93		7,240
Banco Bilbao Vizcaya Argentaria SA	501		2,552
Banco Santander SA(a)	1,534		6,547
Endesa SA	223		5,503
Iberdrola SA	1,159		10,999
Iberdrola SA*	27		256
Industria de Diseno Textil SA	130		3,902
Telefonica SA	352		2,682

			39,681

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sweden — 0.5%
Lundin Petroleum AB	120	3,778
Sandvik AB	275	4,225
SKF AB, Class B	117	1,920
Svenska Handelsbanken AB, Class A	759	6,829
Volvo AB, Class B	213	3,158

		19,910

Switzerland — 2.9%
ABB Ltd. (Registered)	159	2,996
Cie Financiere Richemont SA (Registered)	58	4,969
Credit Suisse Group AG (Registered)*	577	6,971
Glencore plc*	1,918	6,151
LafargeHolcim Ltd. (Registered)*	28	1,396
Lonza Group AG (Registered)*	22	7,535
Nestle SA (Registered)	352	37,367
Novartis AG (Registered)	275	25,209
Roche Holding AG	93	24,830
UBS Group AG (Registered)*	322	3,591
Zurich Insurance Group AG	9	3,133

		124,148

United Kingdom — 4.8%
3i Group plc	403	5,432
AstraZeneca plc	88	7,583
Barclays plc	2,323	4,348
Beazley plc	531	3,708
BP plc	2,688	17,783
British American Tobacco plc	153	5,465
Burberry Group plc	222	6,123
Compass Group plc	154	3,885
DCC plc	18	1,484
Diageo plc	357	14,871
Fiat Chrysler Automobiles NV	256	3,435
GlaxoSmithKline plc	313	6,475
HSBC Holdings plc	1,663	13,318
Imperial Brands plc	217	5,512
InterContinental Hotels Group plc	60	4,196
Intertek Group plc	43	2,996
Johnson Matthey plc	91	3,530
Liberty Global plc, Class A*	8	201
Liberty Global plc, Class C*	41	1,075
Linde plc	59	11,239
Lloyds Banking Group plc	5,868	3,796
London Stock Exchange Group plc	75	6,053
Persimmon plc	109	2,660
Prudential plc	555	11,417
Reckitt Benckiser Group plc	54	4,156
RELX plc	298	7,071
Rolls-Royce Holdings plc*	161	1,684
SSE plc	433	5,767
St James’s Place plc	284	3,393
Standard Chartered plc	813	6,687
Taylor Wimpey plc	2,583	5,061
Tesco plc	2,388	6,469
Unilever NV	236	13,686
Unilever plc	89	5,354
Vodafone Group plc	2,269	4,129

		210,042

United States — 61.5%
Abbott Laboratories	63	5,498
AbbVie, Inc.	181	12,048
Accenture plc, Class A	97	18,644
Adobe, Inc.*	29	8,552
Advance Auto Parts, Inc.	44	6,699
AES Corp.	71	1,185
Akamai Technologies, Inc.*	11	933
Alexion Pharmaceuticals, Inc.*	63	7,190
Alleghany Corp.*	1	479
Allergan plc	46	7,374
Allstate Corp. (The)	68	7,317
Alphabet, Inc., Class A*	33	39,939
Alphabet, Inc., Class C*	39	47,802
Altice USA, Inc., Class A*	161	4,168
Altria Group, Inc.	188	8,870
Amazon.com, Inc.*	46	85,329
American Electric Power Co., Inc.	158	13,860
American Express Co.	122	15,210
American Financial Group, Inc.	10	984
American International Group, Inc.	249	13,966
American Tower Corp., REIT	7	1,402
Ameriprise Financial, Inc.	18	2,638
Amgen, Inc.	16	3,016
Analog Devices, Inc.	141	16,543
Anthem, Inc.	52	15,379
Apple, Inc.	497	105,885
Aramark	27	964
Arch Capital Group Ltd.*	15	598
Arrow Electronics, Inc.*	10	700
Arthur J Gallagher & Co.	9	818
AT&T, Inc.	333	11,346
Automatic Data Processing, Inc.	125	20,776
AutoZone, Inc.*	11	12,104
AvalonBay Communities, Inc., REIT	42	8,694
Avery Dennison Corp.	54	6,191
Bank of America Corp.	1,325	40,650
Bank of New York Mellon Corp. (The)	139	6,503
BB&T Corp.	81	4,151
Becton Dickinson and Co.	45	11,250
Berkshire Hathaway, Inc., Class B*	130	26,649
Best Buy Co., Inc.	146	11,182
Biogen, Inc.*	36	8,614
BioMarin Pharmaceutical, Inc.*	17	1,318
BlackRock, Inc.	17	7,822
Boeing Co. (The)	35	11,954
Booking Holdings, Inc.*	4	7,760
BorgWarner, Inc.	87	3,299
Boston Properties, Inc., REIT	21	2,814
Boston Scientific Corp.*	419	17,772
Bristol-Myers Squibb Co.	148	6,573
Broadcom, Inc.	53	15,372
Camden Property Trust, REIT	8	784
Capital One Financial Corp.	91	8,421
Carnival plc	59	2,655
Caterpillar, Inc.	60	7,864
CBRE Group, Inc., Class A*	36	1,894
CDK Global, Inc.	14	730
CDW Corp.	15	1,827
Celanese Corp.	88	9,897

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Celgene Corp.*	95	8,735
Charles Schwab Corp. (The)	203	8,777
Charter Communications, Inc., Class A*	43	16,715
Cheniere Energy, Inc.*	11	742
Chevron Corp.	222	27,364
Chubb Ltd.	9	1,424
Cigna Corp.	106	18,094
Cisco Systems, Inc.	239	13,228
Citigroup, Inc.	439	31,215
Citizens Financial Group, Inc.	194	7,233
CME Group, Inc.	8	1,573
Coca-Cola Co. (The)	665	35,005
Cognizant Technology Solutions Corp., Class A	175	11,368
Comcast Corp., Class A	714	30,844
CommScope Holding Co., Inc.*	19	274
Conagra Brands, Inc.	18	509
Concho Resources, Inc.	55	5,405
Constellation Brands, Inc., Class A	17	3,444
Cooper Cos., Inc. (The)	4	1,437
Corteva, Inc.	202	5,955
Crown Holdings, Inc.*	106	6,780
Cummins, Inc.	63	10,406
CVS Health Corp.	46	2,586
Danaher Corp.	64	8,966
Darden Restaurants, Inc.	11	1,354
DaVita, Inc.*	57	3,407
Deere & Co.	78	12,932
Dell Technologies, Inc., Class C*	15	846
Delta Air Lines, Inc.	150	9,160
DexCom, Inc.*	4	553
Diamondback Energy, Inc.	86	8,936
Digital Realty Trust, Inc., REIT	30	3,483
Discovery, Inc., Class A*(a)	167	5,069
Discovery, Inc., Class C*	201	5,663
Dollar General Corp.	8	1,123
Dow, Inc.	141	6,819
DTE Energy Co.	23	2,945
Duke Realty Corp., REIT	41	1,360
DuPont de Nemours, Inc.	102	7,383
E*TRADE Financial Corp.	26	1,248
East West Bancorp, Inc.	15	737
Eastman Chemical Co.	119	8,991
Eaton Corp. plc	176	14,471
Edison International	146	10,867
Electronic Arts, Inc.*	105	9,740
Eli Lilly & Co.	162	17,662
Emerson Electric Co.	70	4,562
EOG Resources, Inc.	198	17,018
Equinix, Inc., REIT	8	4,051
Equity Residential, REIT	84	6,630
Essex Property Trust, Inc., REIT	13	4,075
Estee Lauder Cos., Inc. (The), Class A	8	1,471
Everest Re Group Ltd.	5	1,176
Exelon Corp.	237	10,690
Expedia Group, Inc.	79	10,462
Exxon Mobil Corp.	259	19,229
F5 Networks, Inc.*	6	836
Facebook, Inc., Class A*	203	39,417
Federal Realty Investment Trust, REIT	46	6,031
Ferguson plc	93	6,913
Fidelity National Financial, Inc.	12	513
Fidelity National Information Services, Inc.	28	3,758
Fifth Third Bancorp	144	4,271
Fiserv, Inc.*	41	4,304
Flex Ltd.*	27	299
Ford Motor Co.	437	4,161
Fortinet, Inc.*	15	1,209
Franklin Resources, Inc.	115	3,759
Freeport-McMoRan, Inc.	142	1,568
General Dynamics Corp.	87	16,209
General Mills, Inc.	119	6,297
General Motors Co.	125	5,033
Gilead Sciences, Inc.	104	6,804
H&R Block, Inc.	20	567
Hartford Financial Services Group, Inc. (The)	240	13,833
HD Supply Holdings, Inc.*	108	4,389
Hewlett Packard Enterprise Co.	155	2,222
Hilton Worldwide Holdings, Inc.	88	8,482
Hologic, Inc.*	30	1,521
Home Depot, Inc. (The)	159	33,875
Honeywell International, Inc.	149	25,688
Host Hotels & Resorts, Inc., REIT	223	3,877
HP, Inc.	437	9,199
Illumina, Inc.*	15	4,351
Ingersoll-Rand plc	98	12,057
Intel Corp.	256	12,933
Intercontinental Exchange, Inc.	212	18,651
Intuit, Inc.	73	20,351
Intuitive Surgical, Inc.*	12	6,039
Invesco Ltd.	102	1,965
Invitation Homes, Inc., REIT	20	559
JM Smucker Co. (The)	11	1,267
Johnson & Johnson	212	27,599
Jones Lang LaSalle, Inc.	4	559
KeyCorp	433	7,952
Kimberly-Clark Corp.	35	4,809
Las Vegas Sands Corp.	34	2,073
Lear Corp.	5	604
Lennar Corp., Class A	98	4,656
Liberty Broadband Corp., Class C*	12	1,157
Liberty Media Corp.-Liberty Formula One, Class C*	7	270
Liberty Property Trust, REIT	14	748
Lincoln National Corp.	135	8,803
Lowe’s Cos., Inc.	167	16,907
Lyft, Inc., Class A*(a)	22	1,320
LyondellBasell Industries NV, Class A	12	1,037
ManpowerGroup, Inc.	7	648
Marathon Petroleum Corp.	256	14,431
Marvell Technology Group Ltd.	267	7,012
Masco Corp.	194	7,897
Mastercard, Inc., Class A	144	39,116
McDonald’s Corp.	62	13,132
McKesson Corp.	21	2,857
Medtronic plc	209	21,290
Merck & Co., Inc.	356	29,569

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
MetLife, Inc.	238	11,764
Microsoft Corp.	850	115,827
Molson Coors Brewing Co., Class B	98	5,270
Mondelez International, Inc., Class A	346	18,496
Morgan Stanley	418	18,646
Motorola Solutions, Inc.	7	1,080
National Retail Properties, Inc., REIT	14	753
Nektar Therapeutics*	3	94
Netflix, Inc.*	59	19,207
Newmont Goldcorp Corp.	38	1,369
Newmont Goldcorp Corp.	19	705
NextEra Energy, Inc.	95	19,677
Nielsen Holdings plc	57	1,316
NIKE, Inc., Class B	145	12,470
Norfolk Southern Corp.	99	18,937
Northrop Grumman Corp.	44	15,222
Nucor Corp.	33	1,802
NVIDIA Corp.	92	15,551
Occidental Petroleum Corp.	8	419
ON Semiconductor Corp.*	176	3,790
ONEOK, Inc.	175	12,258
Oracle Corp.	247	13,896
O’Reilly Automotive, Inc.*	25	9,392
Owens Corning	11	627
PACCAR, Inc.	111	7,808
Packaging Corp. of America	42	4,220
Palo Alto Networks, Inc.*	8	1,764
Parker-Hannifin Corp.	23	4,006
Parsley Energy, Inc., Class A*	162	2,692
PayPal Holdings, Inc.*	215	23,773
PepsiCo, Inc.	63	8,007
Pfizer, Inc.	642	24,943
Philip Morris International, Inc.	267	22,320
Phillips 66	57	5,889
Pioneer Natural Resources Co.	97	13,399
Principal Financial Group, Inc.	48	2,786
Procter & Gamble Co. (The)	245	28,953
Prologis, Inc., REIT	139	11,194
Prudential Financial, Inc.	68	6,939
Public Storage, REIT	6	1,406
PVH Corp.	7	661
QUALCOMM, Inc.	67	4,936
Qurate Retail, Inc.*	20	276
Ralph Lauren Corp.	9	924
Regeneron Pharmaceuticals, Inc.*	17	5,074
Regions Financial Corp.	64	1,013
Reinsurance Group of America, Inc.	6	979
Ross Stores, Inc.	126	13,392
Royal Caribbean Cruises Ltd.	62	7,225
RPM International, Inc.	26	1,779
Sabre Corp.	27	628
salesforce.com, Inc.*	137	21,117
SBA Communications Corp., REIT*	12	2,873
Sempra Energy	96	13,005
ServiceNow, Inc.*	18	4,966
Sherwin-Williams Co. (The)	4	2,244
Snap-on, Inc.	43	6,492
Spirit AeroSystems Holdings, Inc., Class A	6	438
Square, Inc., Class A*	16	1,291
Stanley Black & Decker, Inc.	73	10,774
Steel Dynamics, Inc.	11	348
SunTrust Banks, Inc.	201	13,355
Synchrony Financial	170	6,088
Target Corp.	18	1,548
TD Ameritrade Holding Corp.	118	6,055
Teradyne, Inc.	195	10,849
Texas Instruments, Inc.	212	26,479
Thermo Fisher Scientific, Inc.	66	18,390
TJX Cos., Inc. (The)	268	14,632
T-Mobile US, Inc.*	68	5,401
Trimble, Inc.*	12	496
Tyson Foods, Inc., Class A	32	2,523
Union Pacific Corp.	112	20,082
United Airlines Holdings, Inc.*	6	545
United Parcel Service, Inc., Class B	59	7,053
United Technologies Corp.	151	20,224
UnitedHealth Group, Inc.	134	33,461
Unum Group	11	357
Valero Energy Corp.	17	1,430
Ventas, Inc., REIT	58	3,911
VEREIT, Inc., REIT	124	1,130
Verizon Communications, Inc.	523	28,908
Vertex Pharmaceuticals, Inc.*	50	8,387
Visa, Inc., Class A	196	34,951
VMware, Inc., Class A	32	5,500
Vornado Realty Trust, REIT	53	3,387
Walmart, Inc.	44	4,824
Walt Disney Co. (The)	142	20,238
Waste Management, Inc.	53	6,178
Wells Fargo & Co.	496	24,021
Weyerhaeuser Co., REIT	46	1,179
Workday, Inc., Class A*	28	5,661
Xcel Energy, Inc.	208	12,401
Yum! Brands, Inc.	124	13,961
Zimmer Biomet Holdings, Inc.	115	15,598

		2,679,007

TOTAL COMMON STOCKS (Cost $3,087,504)		4,289,293

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(e)(f)(Cost $52,736)	52,720	52,736

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(e)(f)	13,004	13,005
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(e)(f)	9,274	9,274

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $22,279)		22,279

Total Investments — 100.2% (Cost $3,162,519)		4,364,308
Liabilities in Excess of Other Assets — (0.2)%		(10,243)

Net Assets — 100.0%		4,354,065

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Banks	7.6%
Pharmaceuticals	5.3
Oil, Gas & Consumable Fuels	5.2
Software	5.0
IT Services	4.1
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.3
Interactive Media & Services	2.9
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	2.8
Capital Markets	2.8
Chemicals	2.6
Electric Utilities	2.6
Health Care Equipment & Supplies	2.5
Internet & Direct Marketing Retail	2.4
Machinery	2.4
Beverages	2.3
Aerospace & Defense	2.1
Equity Real Estate Investment Trusts (REITs)	2.0
Health Care Providers & Services	2.0
Diversified Telecommunication Services	1.9
Food Products	1.8
Hotels, Restaurants & Leisure	1.7
Road & Rail	1.6
Biotechnology	1.6
Media	1.5
Entertainment	1.4
Metals & Mining	1.4
Automobiles	1.3
Textiles, Apparel & Luxury Goods	1.3
Tobacco	1.0
Industrial Conglomerates	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	13.6
Short-Term Investments	1.2

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $21,044,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	380	09/2019	USD	56,687	(775)

Abbreviations

USD	United States Dollar

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$125,838	$—	$125,838
Austria	—	5,774	—	5,774
Belgium	—	10,781	—	10,781
China	—	3,125	—	3,125
Denmark	—	25,576	—	25,576
Finland	7,048	11,425	—	18,473
France	9,429	163,363	—	172,792
Germany	12,521	100,568	—	113,089
Hong Kong	593	52,117	—	52,710
Ireland	9,364	11,625	—	20,989
Italy	—	25,508	—	25,508
Japan	—	366,997	—	366,997
Luxembourg	—	3,507	—	3,507
Macau	—	4,068	—	4,068
Netherlands	4,393	83,691	—	88,084
New Zealand	—	3,156	—	3,156
Norway	—	6,208	—	6,208
Singapore	—	20,882	—	20,882

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$256	$39,425	$—	$39,681
Sweden	—	19,910	—	19,910
Switzerland	—	124,148	—	124,148
United Kingdom	12,515	197,527	—	210,042
United States	2,669,439	9,568	—	2,679,007
Other Common Stocks	148,948	—	—	148,948

Total Common Stocks	2,874,506	1,414,787	—	4,289,293

Short-Term Investments
Investment Companies	52,736	—	—	52,736
Investment of cash collateral from securities loaned	22,279	—	—	22,279

Total Investments in Securities	$2,949,521	$1,414,787	$—	$4,364,308

Depreciation in Other Financial Instruments
Futures Contracts	$(775)	$—	$—	$(775)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	—	310,671	257,936	1	—	52,736	52,720	221	—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	—	330,500	317,500	5	—	13,005	13,004	535	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	291,772	282,498	—	—	9,274	9,274	174	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	639,681	639,681	—	—	—	—	270	—

Total	$—	$1,572,624	$1,497,615	$6	$—	$75,015		$1,200	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 34.3%
Argentina — 0.0%(a)
YPF SA
8.50%, 3/23/2021(b)	690	707
8.75%, 4/4/2024(b)	1,760	1,796
6.95%, 7/21/2027(b)	2,000	1,805

		4,308

Australia — 0.5%
Australia & New Zealand Banking Group Ltd.
5.10%, 1/13/2020(c)	1,999	2,023
(ICE LIBOR USD 3 Month + 0.32%), 2.88%, 11/9/2020(c)(d)	1,950	1,954
(ICE LIBOR USD 3 Month + 0.46%), 2.99%, 5/17/2021(c)(d)	2,210	2,217
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(c)(d)(e)(f)	12,431	13,705
BHP Billiton Finance USA Ltd. (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075(c)(d)	1,720	2,000
Commonwealth Bank of Australia
1.75%, 11/7/2019(c)	405	404
2.25%, 3/10/2020(c)	2,197	2,195
2.30%, 3/12/2020	840	840
5.00%, 3/19/2020(c)	260	265
(ICE LIBOR USD 3 Month + 0.32%), 2.67%, 6/25/2020(c)(d)	540	541
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(c)	1,290	1,316
5.13%, 5/15/2024(c)	1,089	1,133
Macquarie Bank Ltd. 2.40%, 1/21/2020(c)	5,852	5,851
Macquarie Group Ltd. 6.00%, 1/14/2020(c)	662	673
National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.59%), 2.93%, 1/10/2020(c)(d)	1,516	1,519
(ICE LIBOR USD 3 Month + 0.51%), 3.03%, 5/22/2020(c)(d)	3,224	3,237
144A, 4.38%, 12/10/2020(c)	1,600	1,645
2.50%, 1/12/2021	611	613
(ICE LIBOR USD 3 Month + 0.71%), 3.28%, 11/4/2021(c)(d)	3,070	3,094
Scentre Group Trust 1
REIT, 2.38%, 11/5/2019(c)	2,602	2,600
REIT, 2.38%, 4/28/2021(c)	324	323
Suncorp-Metway Ltd. 2.35%, 4/27/2020(c)	2,127	2,126
Westpac Banking Corp.
4.88%, 11/19/2019	5,295	5,336
2.65%, 1/25/2021	3,400	3,419

		59,029

Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	950	1,113
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)	1,716	1,793
6.95%, 3/18/2030(b)	2,380	2,848

		5,754

Bahrain — 0.0%(a)
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)	1,150	1,277

Belarus — 0.0%(a)
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(c)	750	785

Brazil — 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	1,750	2,032
GTL Trade Finance, Inc. 5.89%, 4/29/2024(b)	496	546
JSL Europe SA 7.75%, 7/26/2024(b)	1,537	1,621
Petrobras Global Finance BV
6.00%, 1/27/2028	900	984
6.90%, 3/19/2049	1,610	1,802
6.85%, 6/5/2115	900	981
Suzano Austria GmbH 6.00%, 1/15/2029(b)	1,050	1,159
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	1,840	2,223

		11,348

Canada — 1.3%
1011778 BC ULC 4.25%, 5/15/2024(c)	6,505	6,648
Advanz Pharma Corp. 8.00%, 9/6/2024	2,095	2,058
Alimentation Couche-Tard, Inc.
2.35%, 12/13/2019(c)	2,339	2,337
(ICE LIBOR USD 3 Month + 0.50%), 2.95%, 12/13/2019(c)(d)	1,047	1,047
Athabasca Oil Corp. 9.88%, 2/24/2022(c)	416	398
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(c)	1,570	1,621
Bank of Montreal
(ICE LIBOR USD 3 Month + 0.25%), 2.70%, 9/11/2019(d)	1,843	1,844
(ICE LIBOR USD 3 Month + 0.34%), 2.64%, 7/13/2020(d)	2,990	2,997

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Bombardier, Inc.
6.00%, 10/15/2022(c)	2,688	2,688
6.13%, 1/15/2023(c)	3,228	3,277
7.50%, 12/1/2024(c)	3,887	4,007
7.50%, 3/15/2025(c)	6,598	6,709
7.88%, 4/15/2027(c)	3,690	3,736
Calfrac Holdings LP 8.50%, 6/15/2026(c)	1,200	810
Canadian Imperial Bank of Commerce 2.70%, 2/2/2021	1,858	1,870
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(d)	17,630	19,173
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(d)	2,730	2,825
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077(d)	7,645	7,583
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(d)	5,959	6,202
Garda World Security Corp.
7.25%, 11/15/2021(c)	310	312
8.75%, 5/15/2025(c)	13,642	13,949
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(c)	6,048	6,366
Hudbay Minerals, Inc.
7.25%, 1/15/2023(c)	1,140	1,173
7.63%, 1/15/2025(c)	825	855
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(c)	1,465	1,516
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(c)	1,913	1,650
Mattamy Group Corp. 6.88%, 12/15/2023(c)	1,585	1,644
MEG Energy Corp.
6.38%, 1/30/2023(c)	7,577	7,179
6.50%, 1/15/2025(c)	4,681	4,670
NOVA Chemicals Corp.
4.88%, 6/1/2024(c)	4,631	4,771
5.00%, 5/1/2025(c)	3,340	3,440
5.25%, 6/1/2027(c)	3,358	3,502
Open Text Corp.
5.63%, 1/15/2023(c)	1,957	2,000
5.88%, 6/1/2026(c)	1,781	1,901
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,548
5.25%, 11/15/2024	248	225
7.13%, 1/15/2026(c)	5,484	5,210
Quebecor Media, Inc. 5.75%, 1/15/2023	7,193	7,661
Royal Bank of Canada 2.50%, 1/19/2021	4,850	4,872
Stars Group Holdings BV 7.00%, 7/15/2026(c)	3,361	3,542
Toronto-Dominion Bank (The) 2.55%, 1/25/2021	4,850	4,873
TransCanada PipeLines Ltd. 2.13%, 11/15/2019	1,259	1,257
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)	2,515	2,637
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077(d)	653	650
Videotron Ltd.
5.38%, 6/15/2024(c)	5,053	5,407
5.13%, 4/15/2027(c)	2,590	2,706

		173,346

Cayman Islands — 0.0%(a)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(c)	420	286
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(c)(g)	2,470	2,464

		2,750

Chile — 0.1%
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044(b)	1,700	1,946
4.38%, 2/5/2049(b)	730	784
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	606	634
Empresa Nacional del Petroleo 3.75%, 8/5/2026(b)	1,900	1,948

		5,312

China — 0.0%(a)
Alibaba Group Holding Ltd. 2.50%, 11/28/2019	1,794	1,794
State Grid Overseas Investment 2016 Ltd. 2.25%, 5/4/2020(c)	360	359

		2,153

Colombia — 0.1%
Ecopetrol SA
5.88%, 9/18/2023	600	669
5.38%, 6/26/2026	1,610	1,780
7.38%, 9/18/2043	1,642	2,112
5.88%, 5/28/2045	1,400	1,573

		6,134

Croatia — 0.0%(a)
Hrvatska Elektroprivreda 5.88%, 10/23/2022(c)	600	652

Denmark — 0.0%(a)
DKT Finance ApS 9.38%, 6/17/2023(c)	2,935	3,177

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	1,875	1,936
6.63%, 5/15/2039	1,134	1,270
Nordea Bank Abp
1.63%, 9/30/2019(c)	2,052	2,050

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
4.88%, 1/27/2020(c)	5,472	5,539
2.13%, 5/29/2020(c)	1,040	1,038
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/29/2020(c)(d)	720	722
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(c)(d)(e)(f)	3,870	4,127

		16,682

France — 0.6%
Air Liquide Finance SA 1.38%, 9/27/2019(c)	2,020	2,016
Altice France SA
6.25%, 5/15/2024(c)	1,898	1,960
7.38%, 5/1/2026(c)	8,801	9,309
8.13%, 2/1/2027(c)	4,569	4,974
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(c)	3,273	3,289
BNP Paribas SA 5.00%, 1/15/2021	2,500	2,597
BPCE SA 2.25%, 1/27/2020	1,469	1,467
Credit Agricole Corporate & Investment Bank SA
(ICE LIBOR USD 3 Month + 0.29%), 2.86%, 11/2/2020(c)(d)	1,903	1,905
(ICE LIBOR USD 3 Month + 0.40%), 2.96%, 5/3/2021(c)(d)	1,900	1,900
Credit Agricole SA
(ICE LIBOR USD 3 Month + 0.97%), 3.42%, 6/10/2020(c)(d)	4,561	4,592
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(c)(d)(e)(f)	6,835	7,920
Orange SA 1.63%, 11/3/2019	3,954	3,947
Societe Generale SA
2.63%, 9/16/2020(c)	2,786	2,791
2.50%, 4/8/2021(c)	623	623
5.20%, 4/15/2021(c)	1,200	1,254
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(d)(e)(f)	15,320	15,952
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(c)(d)(e)(f)	2,530	2,812
(USD Swap Semi 5 Year + 3.93%), 6.75%, 4/6/2028(c)(d)(e)(f)	7,680	7,670
WEA Finance LLC
REIT, 2.70%, 9/17/2019(c)	2,549	2,549
REIT, 3.25%, 10/5/2020(c)	1,676	1,689

		81,216

Germany — 0.1%
BMW US Capital LLC
1.45%, 9/13/2019(c)	91	91
(ICE LIBOR USD 3 Month + 0.38%), 2.68%, 4/6/2020(c)(d)	1,040	1,042
(ICE LIBOR USD 3 Month + 0.37%), 2.90%, 8/14/2020(c)(d)	501	502
Daimler Finance North America LLC
1.75%, 10/30/2019(c)	360	360
(ICE LIBOR USD 3 Month + 0.39%), 2.96%, 5/4/2020(c)(d)	1,220	1,221
2.20%, 5/5/2020(c)	300	299
(ICE LIBOR USD 3 Month + 0.53%), 3.10%, 5/5/2020(c)(d)	1,705	1,708
2.45%, 5/18/2020(c)	2,590	2,587
Deutsche Telekom International Finance BV
1.50%, 9/19/2019(c)	773	772
2.23%, 1/17/2020(c)	5,143	5,133
Siemens Financieringsmaatschappij NV 1.30%, 9/13/2019(c)	320	319
Unitymedia GmbH 6.13%, 1/15/2025(c)	3,388	3,528

		17,562

Ghana — 0.0%(a)
Tullow Oil plc 7.00%, 3/1/2025(c)	2,591	2,607

Guatemala — 0.0%(a)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,147

Hong Kong — 0.1%
CK Hutchison International 17 II Ltd. 2.25%, 9/29/2020(c)	591	591
HPHT Finance 15 Ltd. 2.88%, 3/17/2020(c)	867	868
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(c)	4,614	4,752

		6,211

Hungary — 0.0%(a)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(c)	990	1,032
MOL Group Finance SA 6.25%, 9/26/2019(b)	800	807

		1,839

India — 0.0%(a)
Reliance Holding USA, Inc. 5.40%, 2/14/2022(b)	830	879

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(c)	990	1,089
6.53%, 11/15/2028(c)	2,600	3,123

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
6.76%, 11/15/2048(c)		650	808
Minejesa Capital BV 4.63%, 8/10/2030(c)		824	841
Pertamina Persero PT
4.30%, 5/20/2023(b)		1,860	1,952
6.50%, 5/27/2041(b)		580	716
6.00%, 5/3/2042(b)		880	1,030
6.45%, 5/30/2044(b)		1,990	2,470
6.45%, 5/30/2044(c)		1,600	1,986
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(b)		680	708
6.25%, 1/25/2049(b)		810	993

			15,716

Ireland — 0.4%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(c)(d)		3,073	3,257
Allied Irish Banks plc (EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020(b)(d)(e)(f)	EUR	577	683
Ardagh Packaging Finance plc
7.25%, 5/15/2024(c)		7,965	8,407
6.00%, 2/15/2025(c)		13,855	14,305
5.25%, 8/15/2027(c)		3,499	3,488
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(c)		1,226	1,311
5.13%, 10/1/2023(c)		3,433	3,648
5.25%, 5/15/2024(c)		3,725	3,998
4.38%, 5/1/2026(c)		1,765	1,825
Bank of Ireland (EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(b)(d)(e)(f)	EUR	577	668
James Hardie International Finance DAC 4.75%, 1/15/2025(c)		1,080	1,104
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(c)		992	1,047
5.50%, 2/15/2024(c)		3,512	3,794

			47,535

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(c)(d)		4,590	5,347
Telecom Italia Capital SA
6.38%, 11/15/2033		4,109	4,315
6.00%, 9/30/2034		4,390	4,456
Telecom Italia SpA 5.30%, 5/30/2024(c)		3,510	3,708
Wind Tre SpA 5.00%, 1/20/2026(c)		6,092	6,033

			23,859

Japan — 0.2%
Mizuho Bank Ltd.
2.65%, 9/25/2019(c)		260	260
2.70%, 10/20/2020(c)		1,428	1,433
MUFG Bank Ltd.
2.30%, 3/5/2020(c)		5,610	5,606
2.75%, 9/14/2020(c)		2,236	2,247
Nomura Holdings, Inc. 6.70%, 3/4/2020		2,711	2,779
Sumitomo Mitsui Banking Corp.
2.45%, 1/16/2020		1,580	1,581
2.51%, 1/17/2020		750	750
Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/2021		2,750	2,770
Suntory Holdings Ltd. 2.55%, 9/29/2019(c)		564	564

			17,990

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		2,045	2,618
Kazakhstan Temir Zholy National Co. JSC 4.85%, 11/17/2027(c)		1,876	2,031
KazMunayGas National Co. JSC
4.40%, 4/30/2023(b)		1,150	1,204
4.75%, 4/24/2025(c)		300	325
4.75%, 4/19/2027(b)		500	541
5.38%, 4/24/2030(c)		980	1,098
6.38%, 10/24/2048(b)		2,040	2,468
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)		800	821

			11,106

Luxembourg — 0.6%
Altice Financing SA
6.63%, 2/15/2023(c)		4,642	4,787
7.50%, 5/15/2026(c)		8,075	8,459
Altice Luxembourg SA
7.75%, 5/15/2022(c)		3,026	3,090
7.63%, 2/15/2025(c)		2,665	2,612
10.50%, 5/15/2027(c)		6,764	7,161
INEOS Group Holdings SA 5.63%, 8/1/2024(c)		9,470	9,446
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		11,539	10,630
8.00%, 2/15/2024(c)		6,435	6,685
8.50%, 10/15/2024(c)		16,237	16,198
9.75%, 7/15/2025(c)		1,585	1,641

			70,709

Mexico — 0.2%
Alfa SAB de CV 6.88%, 3/25/2044(c)		712	809
America Movil SAB de CV 5.00%, 3/30/2020		1,136	1,158
BBVA Bancomer SA 6.75%, 9/30/2022(b)		900	970
Cemex SAB de CV
5.70%, 1/11/2025(c)		985	1,012
6.13%, 5/5/2025(c)		8,142	8,422
7.75%, 4/16/2026(c)		5,385	5,816
Grupo KUO SAB de CV 5.75%, 7/7/2027(c)		1,850	1,863
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	2,886

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
6.50%, 3/13/2027		1,870	1,860
5.35%, 2/12/2028		1,200	1,106
5.63%, 1/23/2046		1,999	1,630
6.75%, 9/21/2047		2,050	1,859
6.35%, 2/12/2048		500	439

			29,830

Morocco — 0.0%(a)
OCP SA
5.63%, 4/25/2024(b)		2,180	2,379
6.88%, 4/25/2044(b)		1,670	2,002

			4,381

Netherlands — 0.4%
ABN AMRO Bank NV
1.80%, 9/20/2019(c)		1,801	1,799
2.45%, 6/4/2020(c)		4,037	4,037
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021(c)(d)		2,220	2,229
Cooperatieve Rabobank UA
4.50%, 1/11/2021		1,579	1,627
2.50%, 1/19/2021		5,000	5,009
(EUR Swap Annual 5 Year + 6.70%), 6.62%, 6/29/2021(b)(d)(e)(f)	EUR	2,000	2,441
ING Bank NV
2.50%, 10/1/2019(c)		1,023	1,023
(ICE LIBOR USD 3 Month + 0.69%), 3.01%, 10/1/2019(c)(d)		562	563
(ICE LIBOR USD 3 Month + 0.97%), 3.50%, 8/17/2020(c)(d)		401	404
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(d)(e)(f)		5,348	5,616
NXP BV 4.63%, 6/1/2023(c)		4,085	4,314
Starfruit Finco BV 8.00%, 10/1/2026(c)		3,165	3,133
Trivium Packaging Finance BV
5.50%, 8/15/2026(c)		2,741	2,827
8.50%, 8/15/2027(c)		2,181	2,295
UPCB Finance IV Ltd. 5.38%, 1/15/2025(c)		8,895	9,117
Ziggo Bond Co. BV 5.88%, 1/15/2025(c)		2,970	3,041
Ziggo BV 5.50%, 1/15/2027(c)		1,764	1,801

			51,276

New Zealand — 0.0%(a)
ANZ New Zealand Int’l Ltd.
2.60%, 9/23/2019(c)		200	200
2.85%, 8/6/2020(c)		3,000	3,013
BNZ International Funding Ltd. 2.40%, 2/21/2020(c)		838	838

			4,051

Norway — 0.1%
Aker BP ASA
6.00%, 7/1/2022(c)		373	384
4.75%, 6/15/2024(c)		1,640	1,689
5.88%, 3/31/2025(c)		1,466	1,543
DNB Bank ASA
2.13%, 10/2/2020(c)		618	616
(ICE LIBOR USD 3 Month + 0.37%), 2.69%, 10/2/2020(c)(d)		5,000	5,010
(USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(d)(e)(f)		972	1,025

			10,267

Panama — 0.0%(a)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(c)		580	629

Peru — 0.1%
Banco BBVA Peru SA 5.00%, 8/26/2022(b)		990	1,049
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)		874	910
Nexa Resources SA 5.38%, 5/4/2027(b)		2,590	2,726
Petroleos del Peru SA 4.75%, 6/19/2032(c)		2,100	2,266
Southern Copper Corp. 5.88%, 4/23/2045		2,435	2,907

			9,858

Qatar — 0.0%(a)
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		1,550	1,567
3.50%, 2/22/2022(b)		2,570	2,604
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(b)		565	573

			4,744

Singapore — 0.0%(a)
Temasek Financial I Ltd. 4.30%, 10/25/2019(c)		4,096	4,106

South Africa — 0.0%(a)
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(b)		350	351
6.75%, 8/6/2023(b)		600	617
7.13%, 2/11/2025(b)		850	884

			1,852

South Korea — 0.0%(a)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(d)(e)(f)		2,350	2,298
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021(h)		2,445	2,420

			4,718

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
Spain — 0.0%(a)
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(b)(d)(e)(f)	EUR	2,600	3,195

Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.50%, 9/13/2019		789	788
2.45%, 5/27/2020(c)		1,389	1,389
(ICE LIBOR USD 3 Month + 0.43%), 2.96%, 5/17/2021(c)(d)		3,100	3,110
Svenska Handelsbanken AB 2.40%, 10/1/2020		1,906	1,908

			7,195

Switzerland — 0.4%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(c)(d)(e)(f)		1,825	1,939
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(c)(d)(e)(f)		6,891	7,601
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(c)(d)(e)(f)		7,005	7,377
(USD Swap Semi 5 Year + 4.33%), 7.25%, 9/12/2025(c)(d)(e)(f)		3,630	3,884
UBS Group Funding Switzerland AG 2.95%, 9/24/2020(c)		2,741	2,760
(USD ICE Swap Rate 5 Year + 5.50%), 6.87%, 3/22/2021(b)(d)(e)(f)		4,355	4,502
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(c)(d)(e)(f)		11,925	12,581
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(d)(e)(f)		7,000	7,691
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(d)(e)(f)		3,000	3,192

			51,527

Trinidad and Tobago — 0.0%(a)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(c)		1,565	1,751

Tunisia — 0.0%(a)
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(b)		1,000	932

Turkey — 0.0%(a)
KOC Holding A/S 5.25%, 3/15/2023(b)		1,119	1,104
Turkiye Is Bankasi A/S 5.00%, 4/30/2020(b)		1,240	1,240

			2,344

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(c)		1,205	1,229
5.75%, 11/15/2023(c)		665	699
5.00%, 8/1/2024(c)		1,489	1,578
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(c)		6,875	6,430
Telford Offshore Ltd. Series B, 12.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024(g)		1,173	543

			10,479

United Kingdom — 1.0%
Afren plc 6.63%, 12/9/2020(b)		3,001	1
Ashtead Capital, Inc.
5.63%, 10/1/2024(c)		1,114	1,149
4.13%, 8/15/2025(c)		2,645	2,665
4.38%, 8/15/2027(c)		500	502
Barclays Bank plc 5.13%, 1/8/2020		1,402	1,417
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%, 3/15/2022(b)(d)(e)(f)		5,397	5,613
(GBP Swap 5 Year + 6.46%), 7.25%, 3/15/2023(b)(d)(e)(f)	GBP	5,035	6,330
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(d)(e)(f)		3,350	3,519
4.38%, 9/11/2024		3,678	3,776
5.20%, 5/12/2026		4,730	4,939
4.84%, 5/9/2028		1,277	1,299
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(d)		1,190	1,204
BAT International Finance plc 2.75%, 6/15/2020(c)		2,767	2,770
BG Energy Capital plc 4.00%, 12/9/2020(c)		2,200	2,244
BP Capital Markets plc
1.77%, 9/19/2019		330	329
2.32%, 2/13/2020		950	950
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020(d)		1,655	1,657
Diageo Capital plc (ICE LIBOR USD 3 Month + 0.24%), 2.76%, 5/18/2020(d)		450	450
eG Global Finance plc 6.75%, 2/7/2025(c)		2,078	2,086

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/18/2021(d)		3,290	3,294
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(d)(e)(f)		1,556	1,623
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(d)(e)(f)	EUR	3,970	5,023
(USD ICE Swap Rate 5 Year + 3.71%), 6.37%, 9/17/2024(d)(e)(f)		4,840	5,032
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(f)		3,000	3,159
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(d)(e)(f)		8,180	8,528
Ithaca Energy North Sea plc 9.38%, 7/15/2024(c)		2,034	2,088
Jaguar Land Rover Automotive plc 4.50%, 10/1/2027(c)		3,091	2,460
Lloyds Bank plc 5.80%, 1/13/2020(c)		270	274
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024(d)(e)(f)		3,158	3,310
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(d)(e)(f)		5,591	5,854
Royal Bank of Scotland Group plc
6.13%, 12/15/2022		14,167	15,228
6.00%, 12/19/2023		1,194	1,291
Santander UK plc
2.35%, 9/10/2019		1,760	1,760
2.38%, 3/16/2020		1,240	1,239
Standard Chartered plc
2.40%, 9/8/2019(c)		3,423	3,422
2.25%, 4/17/2020(c)		4,057	4,045
VALARIS plc 5.75%, 10/1/2044		2,122	1,210
Virgin Media Secured Finance plc
5.25%, 1/15/2026(c)		6,580	6,720
5.50%, 8/15/2026(c)		3,955	4,133
5.50%, 5/15/2029(c)		1,001	1,025
Vodafone Group plc (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(d)		3,190	3,495

			127,113

United States — 27.2%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021		528	529
5.63%, 2/15/2023		1,836	1,850
6.50%, 3/1/2024		3,004	3,079
ACCO Brands Corp. 5.25%, 12/15/2024(c)		6,624	6,790
ACE Cash Express, Inc. 12.00%, 12/15/2022(c)		2,638	2,598
ACI Worldwide, Inc. 5.75%, 8/15/2026(c)		2,730	2,832
Adient Global Holdings Ltd. 4.88%, 8/15/2026(c)		5,880	4,498
Adient US LLC 7.00%, 5/15/2026(c)		2,190	2,217
ADT Security Corp. (The)
4.13%, 6/15/2023		2,456	2,468
4.88%, 7/15/2032(c)		2,095	1,818
AECOM
5.88%, 10/15/2024		171	185
5.13%, 3/15/2027		4,166	4,364
AES Corp.
5.50%, 4/15/2025		5,117	5,309
6.00%, 5/15/2026		1,765	1,880
Ahern Rentals, Inc. 7.38%, 5/15/2023(c)		4,316	3,733
AIG Global Funding
1.95%, 10/18/2019(c)		2,153	2,152
(ICE LIBOR USD 3 Month + 0.46%), 2.81%, 6/25/2021(c)(d)		785	788
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 3.19%, 6/3/2021(d)		4,409	4,418
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(c)		3,800	3,420
AK Steel Corp.
6.38%, 10/15/2025		2,436	2,071
7.00%, 3/15/2027		2,343	2,014
Albertsons Cos. LLC
6.63%, 6/15/2024		9,925	10,347
5.75%, 3/15/2025		5,729	5,844
7.50%, 3/15/2026(c)		6,422	7,076
Alcoa Nederland Holding BV
6.75%, 9/30/2024(c)		7,276	7,640
7.00%, 9/30/2026(c)		1,650	1,765
Allegheny Technologies, Inc.
5.95%, 1/15/2021		947	969
7.88%, 8/15/2023		500	539
Alliance Data Systems Corp. 5.38%, 8/1/2022(c)		3,159	3,201
Allied Universal Holdco LLC
6.63%, 7/15/2026(c)		604	631
9.75%, 7/15/2027(c)		612	639
Allison Transmission, Inc.
5.00%, 10/1/2024(c)		3,655	3,713
4.75%, 10/1/2027(c)		2,545	2,545
5.88%, 6/1/2029(c)		1,410	1,498
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(d)		7,449	7,896
Ally Financial, Inc.
4.63%, 5/19/2022		11,066	11,464

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
5.13%, 9/30/2024	1,908	2,089
4.63%, 3/30/2025	6,778	7,233
5.75%, 11/20/2025	2,855	3,187
8.00%, 11/1/2031	2,055	2,747
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	6,335	5,984
5.88%, 11/15/2026	1,411	1,279
6.13%, 5/15/2027	2,144	1,920
AMC Networks, Inc.
5.00%, 4/1/2024	3,610	3,704
4.75%, 8/1/2025	831	845
American Airlines Group, Inc. 5.00%, 6/1/2022(c)	1,324	1,362
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	339	343
6.25%, 4/1/2025	12,909	12,941
6.25%, 3/15/2026	8,918	8,885
6.50%, 4/1/2027	7,091	7,091
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020(d)(e)(f)	4,215	4,239
(ICE LIBOR USD 3 Month + 0.60%), 3.17%, 11/5/2021(d)	2,000	2,009
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 5/20/2022(d)	2,689	2,699
American Honda Finance Corp.
2.25%, 8/15/2019	390	390
(ICE LIBOR USD 3 Month + 0.15%), 2.69%, 11/13/2019(d)	1,404	1,405
American International Group, Inc.
6.40%, 12/15/2020	2,800	2,950
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(d)	7,598	7,945
American Woodmark Corp. 4.88%, 3/15/2026(c)	4,020	3,985
AmeriGas Partners LP
5.63%, 5/20/2024	515	546
5.50%, 5/20/2025	5,898	6,193
5.88%, 8/20/2026	2,714	2,877
5.75%, 5/20/2027	1,024	1,075
Amkor Technology, Inc. 6.63%, 9/15/2027(c)	3,478	3,643
AMN Healthcare, Inc. 5.13%, 10/1/2024(c)	1,775	1,815
Amsted Industries, Inc.
5.38%, 9/15/2024(c)	176	180
5.63%, 7/1/2027(c)	1,629	1,711
Andeavor Logistics LP
6.25%, 10/15/2022	894	916
6.38%, 5/1/2024	1,540	1,613
Anixter, Inc.
5.50%, 3/1/2023	3,646	3,892
6.00%, 12/1/2025	1,595	1,739
Antero Midstream Partners LP
5.38%, 9/15/2024	2,380	2,291
5.75%, 1/15/2028(c)	1,425	1,330
Antero Resources Corp.
5.13%, 12/1/2022	223	213
5.63%, 6/1/2023	6,477	6,137
Aramark Services, Inc. 5.00%, 2/1/2028(c)	5,215	5,437
Archrock Partners LP 6.00%, 10/1/2022	245	248
Arconic, Inc.
5.13%, 10/1/2024	5,341	5,695
5.90%, 2/1/2027	4,185	4,604
Arizona Public Service Co. 2.20%, 1/15/2020	36	36
Ashland LLC 4.75%, 8/15/2022	3,172	3,296
Athene Global Funding 2.75%, 4/20/2020(c)	3,818	3,826
Avantor, Inc. 6.00%, 10/1/2024(c)	3,880	4,152
Avaya, Inc. 7.00%, 4/1/2019‡(c)	5,950	1
Avis Budget Car Rental LLC
6.38%, 4/1/2024(c)	8,668	9,058
5.25%, 3/15/2025(c)	6,969	7,039
5.75%, 7/15/2027(c)	1,708	1,725
Axalta Coating Systems LLC 4.88%, 8/15/2024(c)	2,480	2,554
B&G Foods, Inc. 5.25%, 4/1/2025	10,104	10,053
Banff Merger Sub, Inc. 9.75%, 9/1/2026(c)	3,977	3,557
Bank of America Corp.
Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.80%, 9/6/2019(d)(e)(f)	7,485	7,498
2.63%, 4/19/2021	1,116	1,121
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(d)(e)(f)	7,710	7,806
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(d)(e)(f)	2,730	3,038
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)	9,348	10,201
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(f)	10,429	11,681
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(d)(e)(f)	22,895	24,371
Bank of America NA
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 8/28/2020(d)	1,740	1,740

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.35%), 2.87%, 5/24/2021(d)	3,887	3,891
Bank of New York Mellon (The) (ICE LIBOR USD 3 Month + 0.30%), 2.80%, 12/4/2020(d)	4,385	4,389
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020(d)(e)(f)	1,555	1,569
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(d)(e)(f)	7,110	6,914
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(d)(e)(f)	9,833	9,882
Bausch Health Americas, Inc.
9.25%, 4/1/2026(c)	1,556	1,739
8.50%, 1/31/2027(c)	3,011	3,316
Bausch Health Cos., Inc.
6.50%, 3/15/2022(c)	1,266	1,313
5.50%, 3/1/2023(c)	77	77
5.88%, 5/15/2023(c)	5,909	5,952
7.00%, 3/15/2024(c)	8,257	8,711
6.13%, 4/15/2025(c)	29,252	29,938
5.50%, 11/1/2025(c)	9,060	9,422
9.00%, 12/15/2025(c)	17,947	20,041
5.75%, 8/15/2027(c)	965	1,016
7.00%, 1/15/2028(c)	3,489	3,594
7.25%, 5/30/2029(c)	1,679	1,745
BB&T Corp.
2.45%, 1/15/2020	1,684	1,684
(ICE LIBOR USD 3 Month + 0.72%), 3.02%, 1/15/2020(d)	263	264
3.20%, 9/3/2021	450	457
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(d)(e)(f)	4,260	4,228
BBVA USA 2.75%, 9/29/2019	3,091	3,091
Berry Global, Inc.
6.00%, 10/15/2022	500	509
5.13%, 7/15/2023	725	741
4.88%, 7/15/2026(c)	5,550	5,772
5.63%, 7/15/2027(c)	2,539	2,666
Big River Steel LLC 7.25%, 9/1/2025(c)	1,470	1,566
Blue Racer Midstream LLC
6.13%, 11/15/2022(c)	7,345	7,354
6.63%, 7/15/2026(c)	1,510	1,508
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(c)	1,783	1,830
Boston Properties LP REIT, 4.13%, 5/15/2021	2,700	2,775
Boyd Gaming Corp.
6.88%, 5/15/2023	5,315	5,494
6.38%, 4/1/2026	1,760	1,857
6.00%, 8/15/2026	3,887	4,062
Boyne USA, Inc. 7.25%, 5/1/2025(c)	4,052	4,417
Branch Banking & Trust Co. 2.10%, 1/15/2020	310	310
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	5,771	5,338
Brink’s Co. (The) 4.63%, 10/15/2027(c)	5,525	5,622
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(c)	4,531	4,678
Bruin E&P Partners LLC 8.88%, 8/1/2023(c)	497	372
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(d)	2,200	1,705
BWX Technologies, Inc. 5.38%, 7/15/2026(c)	675	699
Cablevision Systems Corp.
8.00%, 4/15/2020	4,792	4,942
5.88%, 9/15/2022	1,585	1,684
Caleres, Inc. 6.25%, 8/15/2023	659	677
California Resources Corp. 8.00%, 12/15/2022(c)	1,396	977
Callon Petroleum Co.
6.13%, 10/1/2024	174	170
6.38%, 7/1/2026	487	475
Calpine Corp.
5.88%, 1/15/2024(c)	1,510	1,544
5.50%, 2/1/2024	990	990
5.75%, 1/15/2025	2,320	2,320
5.25%, 6/1/2026(c)	4,880	4,929
Camelot Finance SA 7.88%, 10/15/2024(c)	1,579	1,646
Capital One Financial Corp.
2.50%, 5/12/2020	2,133	2,133
4.75%, 7/15/2021	1,399	1,459
Capital One NA 2.35%, 1/31/2020	1,150	1,149
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	2,153	2,114
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(c)	2,188	2,232
5.00%, 7/15/2027(c)	2,038	2,094
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.70%, 5/15/2020(d)	2,786	2,789
Series I, 2.65%, 5/17/2021	3,338	3,365
CCM Merger, Inc. 6.00%, 3/15/2022(c)	1,601	1,641
CCO Holdings LLC
5.13%, 2/15/2023	1,434	1,454
5.75%, 1/15/2024	1,005	1,026

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
5.88%, 4/1/2024(c)	29,432	30,573
5.38%, 5/1/2025(c)	2,775	2,865
5.75%, 2/15/2026(c)	19,646	20,696
5.50%, 5/1/2026(c)	12,385	12,927
5.13%, 5/1/2027(c)	19,842	20,462
5.00%, 2/1/2028(c)	3,073	3,154
5.38%, 6/1/2029(c)	768	796
CDK Global, Inc.
5.88%, 6/15/2026	1,115	1,186
5.25%, 5/15/2029(c)	5,821	6,039
CDW LLC
5.00%, 9/1/2023	998	1,013
5.50%, 12/1/2024	635	685
5.00%, 9/1/2025	4,835	5,028
Cedar Fair LP 5.25%, 7/15/2029(c)	895	926
Centene Corp.
5.63%, 2/15/2021	990	1,004
6.13%, 2/15/2024	2,730	2,860
4.75%, 1/15/2025	1,626	1,658
5.38%, 6/1/2026(c)	889	939
Centennial Resource Production LLC 6.88%, 4/1/2027(c)	488	476
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(d)(e)(f)	7,225	7,533
Central Garden & Pet Co.
6.13%, 11/15/2023	4,700	4,876
5.13%, 2/1/2028	3,470	3,470
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	3,290	3,422
Series W, 6.75%, 12/1/2023	7,115	7,678
Series Y, 7.50%, 4/1/2024	5,896	6,454
5.63%, 4/1/2025	4,229	4,284
Series G, 6.88%, 1/15/2028	799	805
Charles Schwab Corp. (The) Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(d)(e)(f)	9,264	9,287
Chemours Co. (The)
6.63%, 5/15/2023	4,450	4,470
7.00%, 5/15/2025	3,750	3,678
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	492	560
5.88%, 3/31/2025	6,725	7,398
5.13%, 6/30/2027	1,250	1,361
Cheniere Energy Partners LP
5.25%, 10/1/2025	1,258	1,304
5.63%, 10/1/2026	1,278	1,351
Chesapeake Energy Corp.
7.00%, 10/1/2024	1,681	1,366
8.00%, 1/15/2025	800	684
8.00%, 6/15/2027	4,739	3,791
Cincinnati Bell, Inc.
7.00%, 7/15/2024(c)	3,716	3,177
8.00%, 10/15/2025(c)	2,353	1,959
Cinemark USA, Inc. 4.88%, 6/1/2023	5,466	5,535
CIT Group, Inc.
4.75%, 2/16/2024	1,001	1,062
5.25%, 3/7/2025	4,078	4,471
6.13%, 3/9/2028	1,838	2,118
Citgo Holding, Inc. 9.25%, 8/1/2024(c)	1,079	1,124
CITGO Petroleum Corp. 6.25%, 8/15/2022(c)	1,172	1,184
Citibank NA
(ICE LIBOR USD 3 Month + 0.30%), 2.58%, 10/20/2020(d)	2,980	2,984
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 2/19/2022(d)	3,700	3,705
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(d)(e)(f)	4,456	4,489
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(d)(e)(f)	1,116	1,133
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(d)(e)(f)	1,670	1,724
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(f)	9,608	10,099
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(d)(e)(f)	5,467	5,719
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(d)(e)(f)	11,094	11,299
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(d)(e)(f)	6,980	7,390
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(f)	12,962	13,821
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(f)	7,815	8,723
Citizens Bank NA
2.25%, 3/2/2020	750	749
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 5/26/2020(d)	658	660
2.55%, 5/13/2021	2,200	2,203
(ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022(d)	1,818	1,824

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(d)(e)(f)	4,936	5,116
Clean Harbors, Inc. 4.88%, 7/15/2027(c)	785	809
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	2,925	2,984
Series B, 6.50%, 11/15/2022	31,795	32,463
9.25%, 2/15/2024(c)	20,927	22,706
Clearwater Paper Corp.
4.50%, 2/1/2023	2,836	2,786
5.38%, 2/1/2025(c)	2,056	1,905
Clearway Energy Operating LLC
5.75%, 10/15/2025(c)	20	21
5.00%, 9/15/2026	2,612	2,612
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(c)	1,305	1,338
5.75%, 3/1/2025	332	337
CNG Holdings, Inc. 12.50%, 6/15/2024(c)	5,285	5,219
CNO Financial Group, Inc. 5.25%, 5/30/2025	2,217	2,389
CNX Midstream Partners LP 6.50%, 3/15/2026(c)	667	635
Coeur Mining, Inc. 5.88%, 6/1/2024	932	910
Cogent Communications Group, Inc.
5.63%, 4/15/2021(c)	2,669	2,702
5.38%, 3/1/2022(c)	3,480	3,628
Colfax Corp.
6.00%, 2/15/2024(c)	2,856	3,025
6.38%, 2/15/2026(c)	1,038	1,111
Comcast Corp. (ICE LIBOR USD 3 Month + 0.33%), 2.65%, 10/1/2020(d)	1,960	1,964
Commercial Metals Co.
4.88%, 5/15/2023	627	643
5.38%, 7/15/2027	1,415	1,422
CommScope Technologies LLC
6.00%, 6/15/2025(c)	10,530	9,582
5.00%, 3/15/2027(c)	2,405	2,017
CommScope, Inc.
5.00%, 6/15/2021(c)	2,355	2,355
5.50%, 3/1/2024(c)	1,923	1,947
5.50%, 6/15/2024(c)	1,435	1,317
6.00%, 3/1/2026(c)	7,900	7,987
8.25%, 3/1/2027(c)	6,109	6,017
Community Health Systems, Inc.
5.13%, 8/1/2021	1,837	1,819
6.25%, 3/31/2023	4,798	4,594
8.63%, 1/15/2024(c)	6,848	6,848
8.13%, 6/30/2024(c)	4,054	3,081
8.00%, 3/15/2026(c)	848	813
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(c)	2,446	2,201
Constellium SE
5.75%, 5/15/2024(c)	466	480
6.63%, 3/1/2025(c)	1,650	1,728
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(c)	6,010	5,454
CoreCivic, Inc.
REIT, 5.00%, 10/15/2022	430	421
REIT, 4.63%, 5/1/2023	4,230	4,022
Coty, Inc. 6.50%, 4/15/2026(c)	2,725	2,623
Covanta Holding Corp.
5.88%, 3/1/2024	1,220	1,251
5.88%, 7/1/2025	379	393
Covey Park Energy LLC 7.50%, 5/15/2025(c)	2,075	1,452
Credit Acceptance Corp. 6.63%, 3/15/2026(c)	1,650	1,780
Crestwood Midstream Partners LP
6.25%, 4/1/2023	3,589	3,652
5.75%, 4/1/2025	1,991	2,024
5.63%, 5/1/2027(c)	2,445	2,421
Crown Americas LLC
4.75%, 2/1/2026	681	700
4.25%, 9/30/2026	815	827
CSC Holdings LLC
6.75%, 11/15/2021	2,089	2,235
5.38%, 7/15/2023(c)	4,070	4,174
5.25%, 6/1/2024	1,349	1,408
7.75%, 7/15/2025(c)	725	779
6.63%, 10/15/2025(c)	4,830	5,132
10.88%, 10/15/2025(c)	3,057	3,482
5.50%, 5/15/2026(c)	5,768	6,028
5.50%, 4/15/2027(c)	5,420	5,678
5.38%, 2/1/2028(c)	2,010	2,095
7.50%, 4/1/2028(c)	2,260	2,489
6.50%, 2/1/2029(c)	3,704	4,084
CSI Compressco LP 7.50%, 4/1/2025(c)	1,927	1,917
Cumberland Farms, Inc. 6.75%, 5/1/2025(c)	640	678
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(c)	1,475	1,506
Curo Group Holdings Corp. 8.25%, 9/1/2025(c)	5,322	4,697
CVR Partners LP 9.25%, 6/15/2023(c)	12,455	12,953
CyrusOne LP
REIT, 5.00%, 3/15/2024	500	514
REIT, 5.38%, 3/15/2027	1,735	1,843
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(c)	4,360	4,534
Dana, Inc.
6.00%, 9/15/2023	3,874	3,942
5.50%, 12/15/2024	1,250	1,256
Darling Ingredients, Inc. 5.25%, 4/15/2027(c)	1,636	1,700
DaVita, Inc. 5.75%, 8/15/2022	1,275	1,288

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
5.13%, 7/15/2024	7,963	7,993
5.00%, 5/1/2025	9,810	9,614
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,649
5.38%, 7/15/2025	1,919	2,037
6.75%, 9/15/2037(c)	1,740	1,855
5.60%, 4/1/2044	525	488
Dean Foods Co. 6.50%, 3/15/2023(c)	1,821	1,011
Delek Logistics Partners LP 6.75%, 5/15/2025	3,673	3,682
Dell International LLC
5.88%, 6/15/2021(c)	1,420	1,444
7.13%, 6/15/2024(c)	1,465	1,549
6.02%, 6/15/2026(c)	4,575	5,056
Delphi Technologies plc 5.00%, 10/1/2025(c)	7,180	6,337
Denbury Resources, Inc. 9.25%, 3/31/2022(c)	2,114	1,855
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	1,035	704
Diamond Sports Group LLC
5.38%, 8/15/2026(c)	4,828	4,907
6.63%, 8/15/2027(c)	971	995
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	2,776	2,717
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(d)(e)(f)	5,745	5,704
DISH DBS Corp.
6.75%, 6/1/2021	9,042	9,412
5.88%, 7/15/2022	2,637	2,665
5.00%, 3/15/2023	21,259	20,515
5.88%, 11/15/2024	20,780	19,261
7.75%, 7/1/2026	6,380	6,221
Dole Food Co., Inc. 7.25%, 6/15/2025(c)	2,774	2,726
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	3,194	3,210
Dominion Energy, Inc.
5.20%, 8/15/2019	520	520
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(d)	4,140	4,310
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(c)	5,333	5,640
DTE Gas Co. 5.00%, 10/1/2019	3,938	3,954
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(c)	2,590	2,761
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020(d)	1,481	1,490
Edgewell Personal Care Co. 4.70%, 5/24/2022	194	197
Embarq Corp. 8.00%, 6/1/2036	13,951	13,567
EMC Corp. 3.38%, 6/1/2023	2,029	2,004
Encompass Health Corp.
5.75%, 11/1/2024	6,375	6,447
5.75%, 9/15/2025	3,650	3,796
Endo Dac
6.00%, 7/15/2023(c)	8,971	5,697
5.88%, 10/15/2024(c)	925	809
6.00%, 2/1/2025(c)(h)	1,770	1,062
Energizer Holdings, Inc.
5.50%, 6/15/2025(c)	4,815	4,889
7.75%, 1/15/2027(c)	5,370	5,840
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023(d)(e)(f)	1,547	1,459
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(f)	6,074	5,770
EnLink Midstream LLC 5.38%, 6/1/2029	803	828
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)	3,862	3,012
4.40%, 4/1/2024	4,535	4,610
4.15%, 6/1/2025	1,060	1,044
4.85%, 7/15/2026	2,320	2,355
5.60%, 4/1/2044	522	452
EnPro Industries, Inc. 5.75%, 10/15/2026	2,337	2,413
Entegris, Inc. 4.63%, 2/10/2026(c)	7,396	7,488
Entercom Media Corp.
7.25%, 11/1/2024(c)	3,315	3,472
6.50%, 5/1/2027(c)	2,609	2,759
Enterprise Development Authority (The) 12.00%, 7/15/2024(c)	6,789	7,553
Enterprise Products Operating LLC
2.55%, 10/15/2019	429	429
5.25%, 1/31/2020	3,269	3,314
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(d)	4,380	4,323
Envision Healthcare Corp. 8.75%, 10/15/2026(c)	7,419	5,138
EOG Resources, Inc.
2.45%, 4/1/2020	3,877	3,876
4.10%, 2/1/2021	1,900	1,954
EP Energy LLC
9.38%, 5/1/2024(c)	6,625	1,391
8.00%, 11/29/2024(c)	5,606	3,714
8.00%, 2/15/2025(c)	4,503	833
7.75%, 5/15/2026(c)	12,831	11,500
Equinix, Inc.
REIT, 5.38%, 1/1/2022	1,794	1,839

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
REIT, 5.38%, 4/1/2023	950	966
REIT, 5.75%, 1/1/2025	2,389	2,470
REIT, 5.88%, 1/15/2026	9,150	9,716
ERAC USA Finance LLC 2.35%, 10/15/2019(c)	259	259
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(c)	7,062	7,265
Eversource Energy 4.50%, 11/15/2019	2,505	2,519
Exela Intermediate LLC 10.00%, 7/15/2023(c)	6,862	5,611
Exelon Generation Co. LLC
5.20%, 10/1/2019	1,392	1,398
2.95%, 1/15/2020	2,909	2,913
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024(c)	294	239
Fair Isaac Corp. 5.25%, 5/15/2026(c)	1,314	1,385
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(c)	1,741	1,819
Fifth Third Bancorp (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(d)(e)(f)	4,600	4,558
Fifth Third Bank (ICE LIBOR USD 3 Month + 0.25%), 2.52%, 10/30/2020(d)	1,775	1,776
First Data Corp.
5.38%, 8/15/2023(c)	11,555	11,863
5.00%, 1/15/2024(c)	2,272	2,328
5.75%, 1/15/2024(c)	22,174	22,806
FirstCash, Inc. 5.38%, 6/1/2024(c)	1,807	1,866
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(d)	2,700	2,701
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	7,825	7,993
4.54%, 8/1/2026	1,725	1,735
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	13,005	13,033
4.55%, 11/14/2024	6,535	6,702
5.40%, 11/14/2034	375	362
Frontier Communications Corp.
7.63%, 4/15/2024	882	486
6.88%, 1/15/2025	9,178	5,048
11.00%, 9/15/2025	6,729	3,903
8.50%, 4/1/2026(c)	9,395	9,181
8.00%, 4/1/2027(c)	2,715	2,833
FXI Holdings, Inc. 7.88%, 11/1/2024(c)	802	722
Gartner, Inc. 5.13%, 4/1/2025(c)	3,500	3,601
GCI LLC
6.63%, 6/15/2024(c)	1,595	1,699
6.88%, 4/15/2025	1,075	1,130
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(c)	4,080	4,182
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.29%), 2.83%, 5/11/2020(d)	738	739
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(d)(e)(f)	40,156	38,901
5.30%, 2/11/2021	2,800	2,904
General Motors Financial Co., Inc.
2.35%, 10/4/2019	840	840
3.15%, 1/15/2020	2,010	2,013
Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027(d)(e)(f)	8,767	8,175
Series B, (ICE LIBOR USD 3 Month + 3.44%), 6.50%, 9/30/2028(d)(e)(f)	1,597	1,557
Genesis Energy LP
6.75%, 8/1/2022	955	971
6.00%, 5/15/2023	1,359	1,366
5.63%, 6/15/2024	1,553	1,526
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(c)	2,182	2,381
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022	7,125	6,795
REIT, 5.88%, 10/15/2024	2,215	1,850
Getty Images, Inc. 9.75%, 3/1/2027(c)	423	442
Global Partners LP
7.00%, 6/15/2023	2,560	2,624
7.00%, 8/1/2027(c)	1,916	1,921
GLP Capital LP
REIT, 5.25%, 6/1/2025	2,780	2,986
REIT, 5.75%, 6/1/2028	2,780	3,113
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(c)	925	963
Goldman Sachs Bank USA (SOFR + 0.60%), 3.03%, 5/24/2021(d)	963	964
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 6.43%, 9/6/2019(d)(e)(f)	4,269	4,280
5.38%, 3/15/2020	3,459	3,521
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(d)(e)(f)	7,291	7,359
2.75%, 9/15/2020	1,000	1,003
(ICE LIBOR USD 3 Month + 0.73%), 3.04%, 12/27/2020(d)	250	250
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(f)	22,110	21,612

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Goodman Networks, Inc. 8.00%, 5/11/2022	528	270
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	5,160	5,148
4.88%, 3/15/2027	4,396	4,169
Gray Television, Inc.
5.13%, 10/15/2024(c)	1,385	1,421
5.88%, 7/15/2026(c)	2,102	2,181
7.00%, 5/15/2027(c)	6,085	6,656
Greif, Inc. 6.50%, 3/1/2027(c)	3,826	3,989
Group 1 Automotive, Inc. 5.25%, 12/15/2023(c)	1,875	1,915
Gulfport Energy Corp.
6.63%, 5/1/2023	745	624
6.00%, 10/15/2024	1,465	1,128
6.38%, 5/15/2025	1,882	1,440
6.38%, 1/15/2026	3,775	2,859
H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,753	1,801
Halcon Resources Corp. 6.75%, 2/15/2025	3,045	518
Hanesbrands, Inc. 4.88%, 5/15/2026(c)	2,975	3,109
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(c)	1,466	1,239
Harsco Corp. 5.75%, 7/31/2027(c)	757	780
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(c)	973	1,014
HCA Healthcare, Inc. 6.25%, 2/15/2021	3,847	4,031
HCA, Inc.
7.50%, 2/15/2022	7,438	8,235
5.88%, 5/1/2023	3,940	4,309
5.38%, 2/1/2025	39,771	43,011
5.88%, 2/15/2026	15,105	16,729
5.38%, 9/1/2026	4,251	4,602
5.63%, 9/1/2028	9,601	10,587
5.88%, 2/1/2029	364	406
Hecla Mining Co. 6.88%, 5/1/2021	2,791	2,704
Herc Holdings, Inc. 5.50%, 7/15/2027(c)	7,863	7,873
Hertz Corp. (The)
7.38%, 1/15/2021	346	346
7.63%, 6/1/2022(c)	6,441	6,677
6.25%, 10/15/2022	1,106	1,117
5.50%, 10/15/2024(c)	9,390	9,226
7.13%, 8/1/2026(c)	5,245	5,357
Hess Infrastructure Partners LP 5.63%, 2/15/2026(c)	1,315	1,367
Hexion, Inc. 7.88%, 7/15/2027(c)	910	901
Hilcorp Energy I LP
5.00%, 12/1/2024(c)	869	832
5.75%, 10/1/2025(c)	320	311
6.25%, 11/1/2028(c)	2,000	1,940
Hillman Group, Inc. (The) 6.38%, 7/15/2022(c)	865	794
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(c)	5,098	5,257
5.00%, 2/15/2025(c)	3,197	3,305
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	375	380
5.13%, 5/1/2026	4,808	4,995
4.88%, 1/15/2030(c)	1,348	1,385
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,845	3,051
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	4,624	4,740
4.88%, 4/1/2027	1,433	1,485
Holly Energy Partners LP 6.00%, 8/1/2024(c)	1,650	1,720
Hologic, Inc. 4.38%, 10/15/2025(c)	7,396	7,427
HSBC USA, Inc. 2.75%, 8/7/2020	2,800	2,812
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	3,080	3,263
6.63%, 8/1/2026	2,485	2,680
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,800	1,907
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(d)(e)(f)	1,920	1,937
Huntington National Bank (The)
2.38%, 3/10/2020	1,710	1,710
3.25%, 5/14/2021	2,200	2,231
Huntsman International LLC 5.13%, 11/15/2022	5,105	5,414
Icahn Enterprises LP
5.88%, 2/1/2022	3,154	3,186
6.75%, 2/1/2024	800	831
6.38%, 12/15/2025	2,340	2,445
6.25%, 5/15/2026(c)	3,065	3,153
iHeartCommunications, Inc.
9.00%, 12/15/2019‡	4,183	–	(i)
6.38%, 5/1/2026	950	1,010
8.38%, 5/1/2027	4,401	4,632
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.09%, 12/21/2065(c)(d)	7,148	5,004
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.34%, 12/21/2065(c)(d)	2,205	1,577
Infor US, Inc. 6.50%, 5/15/2022	19,885	20,233
Informatica LLC 7.13%, 7/15/2023(c)	4,200	4,279
International Business Machines Corp. 8.38%, 11/1/2019	390	396

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
International Game Technology plc
6.50%, 2/15/2025(c)	11,288	12,360
6.25%, 1/15/2027(c)	1,879	2,039
IQVIA, Inc.
4.88%, 5/15/2023(c)	455	465
5.00%, 10/15/2026(c)	5,793	6,054
5.00%, 5/15/2027(c)	1,635	1,704
IRB Holding Corp. 6.75%, 2/15/2026(c)	5,067	5,042
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	3,197	3,220
REIT, 4.88%, 9/15/2027(c)	5,611	5,569
REIT, 5.25%, 3/15/2028(c)	4,263	4,284
Jack Ohio Finance LLC
6.75%, 11/15/2021(c)	8,835	9,030
10.25%, 11/15/2022(c)	1,462	1,557
Jackson National Life Global Funding 2.20%, 1/30/2020(c)	1,991	1,989
(ICE LIBOR USD 3 Month + 0.30%), 2.56%, 4/27/2020(c)(d)	85	85
(ICE LIBOR USD 3 Month + 0.31%), 2.72%, 3/16/2021(c)(d)	2,200	2,202
(ICE LIBOR USD 3 Month + 0.48%), 2.93%, 6/11/2021(c)(d)	3,840	3,852
Jagged Peak Energy LLC 5.88%, 5/1/2026	1,315	1,249
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(c)	1,631	1,664
JBS USA LUX SA
5.88%, 7/15/2024(c)	3,968	4,077
5.75%, 6/15/2025(c)	5,467	5,601
6.75%, 2/15/2028(c)	3,302	3,570
6.50%, 4/15/2029(c)	5,243	5,630
5.50%, 1/15/2030(c)	3,115	3,111
JELD-WEN, Inc.
4.63%, 12/15/2025(c)	2,505	2,464
4.88%, 12/15/2027(c)	1,435	1,405
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.48%, 1/7/2020(d)	5,000	5,003
2.30%, 6/7/2021	810	811
Kaiser Aluminum Corp. 5.88%, 5/15/2024	813	846
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,247	1,273
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	2,900	2,954
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(d)(e)(f)	6,695	6,762
Kinetic Concepts, Inc. 7.88%, 2/15/2021(c)	2,691	2,750
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(c)	240	257
Kroger Co. (The) 1.50%, 9/30/2019	213	213
L Brands, Inc. 6.75%, 7/1/2036	2,560	2,246
LABL Escrow Issuer LLC
6.75%, 7/15/2026(c)	2,695	2,749
10.50%, 7/15/2027(c)	2,020	2,035
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(c)	1,514	1,552
5.25%, 10/1/2025(c)	2,172	2,226
Lamar Media Corp. 5.75%, 2/1/2026	1,998	2,107
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(c)	4,360	4,523
Lennar Corp.
8.38%, 1/15/2021	295	316
5.38%, 10/1/2022	600	640
4.50%, 4/30/2024	1,455	1,518
5.88%, 11/15/2024	2,770	3,033
5.25%, 6/1/2026	1,630	1,732
5.00%, 6/15/2027	535	564
Level 3 Financing, Inc.
5.63%, 2/1/2023	561	568
5.13%, 5/1/2023	3,136	3,152
5.38%, 1/15/2024	4,086	4,142
5.38%, 5/1/2025	10,443	10,756
5.25%, 3/15/2026	2,170	2,259
Level 3 Parent LLC 5.75%, 12/1/2022	1,975	1,990
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	2,454
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(c)	1,538	1,938
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(c)	2,560	2,640
5.63%, 3/15/2026(c)	2,419	2,561
Lockheed Martin Corp. 4.25%, 11/15/2019	214	215
LPL Holdings, Inc. 5.75%, 9/15/2025(c)	3,564	3,689
LTF Merger Sub, Inc. 8.50%, 6/15/2023(c)	5,407	5,542
Mallinckrodt International Finance SA
5.63%, 10/15/2023(c)	2,615	1,653
5.50%, 4/15/2025(c)	5,555	3,208
Manufacturers & Traders Trust Co.
2.10%, 2/6/2020	798	797
2.05%, 8/17/2020	2,950	2,943
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	7,439	7,981
Martin Midstream Partners LP 7.25%, 2/15/2021	3,546	3,484
Masonite International Corp.
5.75%, 9/15/2026(c)	2,890	3,013
5.38%, 2/1/2028(c)	1,680	1,723
MassMutual Global Funding II 2.45%, 11/23/2020(c)	502	503

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MasTec, Inc. 4.88%, 3/15/2023	4,444	4,505
Matador Resources Co. 5.88%, 9/15/2026	1,977	1,953
Mattel, Inc.
3.15%, 3/15/2023	2,122	2,042
6.75%, 12/31/2025(c)	16,909	17,776
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(c)	5,615	5,606
Meredith Corp. 6.88%, 2/1/2026	3,545	3,749
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020(d)(e)(f)	12,884	13,013
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(d)(e)(f)	7,123	7,604
6.40%, 12/15/2036	12,634	14,649
Metropolitan Life Global Funding I
(SOFR + 0.57%), 2.96%, 9/7/2020(c)(d)	5,630	5,645
2.50%, 12/3/2020(c)	1,558	1,562
2.40%, 1/8/2021(c)	1,599	1,601
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,591
REIT, 4.50%, 9/1/2026	995	1,022
REIT, 5.75%, 2/1/2027(c)	3,004	3,241
REIT, 4.50%, 1/15/2028	555	554
MGM Resorts International
6.00%, 3/15/2023	11,330	12,293
5.75%, 6/15/2025	9,705	10,491
4.63%, 9/1/2026	3,676	3,768
5.50%, 4/15/2027	4,000	4,241
Midcontinent Communications 5.38%, 8/15/2027(c)	2,488	2,550
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.96%, 3/27/2020(d)	1,581	1,582
Mondelez International, Inc. 3.00%, 5/7/2020	2,578	2,588
Morgan Stanley
5.63%, 9/23/2019	2,820	2,832
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.91%, 10/15/2019(d)(e)(f)	14,143	14,178
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(d)(e)(f)	8,388	8,494
5.50%, 7/24/2020	2,900	2,985
Motors Liquidation Co.
6.75%, 5/1/2028‡(j)	10	—
8.38%, 7/15/2033‡	115	—
7.75%, 3/15/2036‡	11	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(c)	6,229	6,042
MSCI, Inc. 5.38%, 5/15/2027(c)	4,415	4,687
MTS Systems Corp. 5.75%, 8/15/2027(c)	2,772	2,848
Mueller Water Products, Inc. 5.50%, 6/15/2026(c)	1,425	1,486
Nabors Industries, Inc.
5.10%, 9/15/2023	174	157
5.75%, 2/1/2025	4,247	3,684
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(d)	2,473	2,594
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(c)	2,707	2,812
9.13%, 7/15/2026(c)	2,360	2,472
Nationstar Mortgage LLC
6.50%, 7/1/2021	1,372	1,368
6.50%, 6/1/2022	2,678	2,665
NBCUniversal Media LLC
5.15%, 4/30/2020	1,170	1,195
4.38%, 4/1/2021	2,500	2,586
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(c)(g)	6,886	5,273
8.00%, 10/25/2024(c)	7,847	3,335
8.75%, 10/25/2024(c)	5,573	2,411
Netflix, Inc.
4.38%, 11/15/2026	2,786	2,810
4.88%, 4/15/2028	6,545	6,762
5.88%, 11/15/2028	4,748	5,205
5.38%, 11/15/2029(c)	2,603	2,740
Nevada Power Co. Series BB, 2.75%, 4/15/2020	817	819
New Albertsons LP
7.75%, 6/15/2026	1,535	1,535
6.63%, 6/1/2028	613	552
7.45%, 8/1/2029	392	391
8.70%, 5/1/2030	2,663	2,689
8.00%, 5/1/2031	2,703	2,730
New York Life Global Funding
1.95%, 2/11/2020(c)	1,081	1,079
2.00%, 4/9/2020(c)	2,626	2,621
(ICE LIBOR USD 3 Month + 0.16%), 2.48%, 10/1/2020(c)(d)	175	175
(ICE LIBOR USD 3 Month + 0.32%), 2.89%, 8/6/2021(c)(d)	1,310	1,313
Newfield Exploration Co.
5.63%, 7/1/2024	2,010	2,217
5.38%, 1/1/2026	1,515	1,657
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(c)	2,044	2,075
5.88%, 11/15/2022	1,387	1,420
5.63%, 8/1/2024(c)	2,155	2,238

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Nexstar Escrow, Inc. 5.63%, 7/15/2027(c)	3,114	3,227
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.84%, 9/3/2019(d)	3,970	3,971
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(d)	2,100	2,211
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(c)	1,811	1,838
4.25%, 9/15/2024(c)	637	643
4.50%, 9/15/2027(c)	986	991
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(c)	914	882
Nielsen Finance LLC 5.00%, 4/15/2022(c)	4,762	4,755
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(d)(e)(f)	2,492	2,479
Nissan Motor Acceptance Corp.
1.55%, 9/13/2019(c)	1,970	1,968
2.25%, 1/13/2020(c)	1,106	1,105
Noble Holding International Ltd.
6.20%, 8/1/2040	1,121	600
5.25%, 3/15/2042	915	453
8.95%, 4/1/2045(h)	410	256
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(g)	3,215	3,296
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026(d)(e)(f)	2,980	2,987
Northwest Acquisitions ULC 7.13%, 11/1/2022(c)	831	565
Novelis Corp.
6.25%, 8/15/2024(c)	4,305	4,510
5.88%, 9/30/2026(c)	3,615	3,746
NRG Energy, Inc.
6.63%, 1/15/2027	6,498	6,928
5.75%, 1/15/2028	880	937
5.25%, 6/15/2029(c)	1,892	1,994
Nuance Communications, Inc. 5.63%, 12/15/2026	3,228	3,406
NuStar Logistics LP
6.00%, 6/1/2026	992	1,046
5.63%, 4/28/2027	2,195	2,266
Oasis Petroleum, Inc.
6.88%, 3/15/2022	1,136	1,131
6.88%, 1/15/2023	935	920
6.25%, 5/1/2026(c)	4,347	4,118
Oceaneering International, Inc. 6.00%, 2/1/2028	1,175	1,151
Oracle Corp. 2.25%, 10/8/2019	4,890	4,890
Outfront Media Capital LLC
5.63%, 2/15/2024	1,650	1,695
5.88%, 3/15/2025	750	771
5.00%, 8/15/2027(c)	2,982	3,027
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(c)	810	834
5.88%, 8/15/2023(c)	584	629
5.38%, 1/15/2025(c)	545	567
6.38%, 8/15/2025(c)	1,084	1,183
PACCAR Financial Corp. 2.20%, 9/15/2019	3,000	2,999
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(c)	1,350	1,397
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(c)	4,796	4,352
Parsley Energy LLC
5.38%, 1/15/2025(c)	1,125	1,139
5.25%, 8/15/2025(c)	2,975	2,997
Party City Holdings, Inc. 6.63%, 8/1/2026(c)	972	936
PBF Holding Co. LLC
7.00%, 11/15/2023	1,431	1,485
7.25%, 6/15/2025	2,675	2,802
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,285
PDC Energy, Inc. 6.13%, 9/15/2024	328	324
Peabody Energy Corp.
6.00%, 3/31/2022(c)	502	512
6.38%, 3/31/2025(c)	1,130	1,164
Penske Automotive Group, Inc. 5.50%, 5/15/2026	5,777	5,979
Penske Truck Leasing Co. LP 3.20%, 7/15/2020(c)	1,730	1,738
PetSmart, Inc.
7.13%, 3/15/2023(c)	9,130	8,513
5.88%, 6/1/2025(c)	6,159	6,089
8.88%, 6/1/2025(c)	1,380	1,325
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(c)	2,080	2,244
Philip Morris International, Inc. 2.00%, 2/21/2020	2,423	2,418
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(c)	5,329	5,502
5.88%, 9/30/2027(c)	2,116	2,222
Pitney Bowes, Inc. 4.95%, 4/1/2023	1,676	1,575
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(f)	825	796
Plantronics, Inc. 5.50%, 5/31/2023(c)	7,166	7,291
PNC Bank NA
2.40%, 10/18/2019	341	341
2.15%, 4/29/2021	1,250	1,246
PNC Financial Services Group, Inc. (The)
5.13%, 2/8/2020	270	274

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(d)(e)(f)	7,473	7,581
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(d)(e)(f)	6,865	7,002
Polaris Intermediate Corp. 8.50p, 12/1/2022(c)(g)	2,292	2,126
Post Holdings, Inc.
5.50%, 3/1/2025(c)	5,919	6,156
5.00%, 8/15/2026(c)	2,728	2,786
5.75%, 3/1/2027(c)	2,730	2,829
5.63%, 1/15/2028(c)	1,470	1,512
5.50%, 12/15/2029(c)	1,875	1,896
Prestige Brands, Inc. 6.38%, 3/1/2024(c)	2,600	2,700
Pricoa Global Funding I
1.45%, 9/13/2019(c)	536	535
2.20%, 6/3/2021(c)	176	176
Prime Security Services Borrower LLC
9.25%, 5/15/2023(c)	3,071	3,227
5.25%, 4/15/2024(c)	2,327	2,374
5.75%, 4/15/2026(c)	8,321	8,685
Principal Life Global Funding II
2.15%, 1/10/2020(c)	2,320	2,317
2.20%, 4/8/2020(c)	5,873	5,869
Progress Energy, Inc. 4.88%, 12/1/2019	1,700	1,713
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(d)(e)(f)	5,720	5,899
Protective Life Global Funding
1.56%, 9/13/2019(c)	1,070	1,069
2.92%, 4/15/2022(c)	2,021	2,044
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(d)	8,461	9,043
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	25,119	26,875
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	1,476	1,472
QEP Resources, Inc.
5.38%, 10/1/2022	1,144	1,061
5.25%, 5/1/2023	1,072	975
5.63%, 3/1/2026	1,350	1,158
Qorvo, Inc. 5.50%, 7/15/2026	3,537	3,726
Quad/Graphics, Inc. 7.00%, 5/1/2022	1,000	1,020
Quicken Loans, Inc.
5.75%, 5/1/2025(c)	4,479	4,625
5.25%, 1/15/2028(c)	4,925	4,987
Qwest Corp.
7.25%, 9/15/2025	325	364
6.88%, 9/15/2033	1,902	1,893
Rackspace Hosting, Inc. 8.63%, 11/15/2024(c)	5,072	4,641
Radian Group, Inc.
4.50%, 10/1/2024	2,265	2,329
4.88%, 3/15/2027	1,859	1,868
Rain CII Carbon LLC 7.25%, 4/1/2025(c)	4,225	4,003
Range Resources Corp. 4.88%, 5/15/2025	4,950	4,146
Raytheon Co. 3.13%, 10/15/2020	2,900	2,930
RBS Global, Inc. 4.88%, 12/15/2025(c)	1,560	1,587
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(c)	2,627	2,824
8.25%, 11/15/2026(c)	3,869	4,285
Regions Financial Corp. 3.20%, 2/8/2021	2,900	2,930
Reliance Standard Life Global Funding II 2.50%, 1/15/2020(c)	895	895
Republic Services, Inc. 5.00%, 3/1/2020	1,400	1,420
Revlon Consumer Products Corp. 6.25%, 8/1/2024	3,002	2,041
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	9,425	9,459
6.87%, 2/15/2021	1,646	1,650
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2021	4,340	4,344
REIT, 5.00%, 4/15/2023	2,348	2,401
Rite Aid Corp. 6.13%, 4/1/2023(c)	6,970	5,881
RR Donnelley & Sons Co. 7.00%, 2/15/2022	58	58
Ryder System, Inc. 2.88%, 9/1/2020	1,167	1,172
Sabre GLBL, Inc.
5.38%, 4/15/2023(c)	6,087	6,224
5.25%, 11/15/2023(c)	1,127	1,157
SBA Communications Corp. REIT, 4.00%, 10/1/2022	314	318
Schlumberger Holdings Corp. 3.00%, 12/21/2020(c)	1,516	1,528
Scientific Games International, Inc.
10.00%, 12/1/2022	2,340	2,439
5.00%, 10/15/2025(c)	7,178	7,340
8.25%, 3/15/2026(c)	799	855
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	6,335	6,557
5.25%, 12/15/2026	2,180	2,234
Scripps Escrow, Inc. 5.88%, 7/15/2027(c)	880	889
Sealed Air Corp.
5.25%, 4/1/2023(c)	633	674
5.13%, 12/1/2024(c)	355	378
SemGroup Corp.
5.63%, 7/15/2022	1,506	1,485

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
5.63%, 11/15/2023	3,190	3,070
7.25%, 3/15/2026	1,509	1,464
Sensata Technologies BV
4.88%, 10/15/2023(c)	4,531	4,711
5.63%, 11/1/2024(c)	1,825	1,971
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(c)	8,376	8,868
Service Corp. International
8.00%, 11/15/2021	1,240	1,361
5.38%, 5/15/2024	6,180	6,343
7.50%, 4/1/2027	2,735	3,289
4.63%, 12/15/2027	535	548
5.13%, 6/1/2029	2,457	2,586
Sinclair Television Group, Inc.
5.38%, 4/1/2021	6,195	6,198
6.13%, 10/1/2022	3,230	3,287
5.63%, 8/1/2024(c)	3,848	3,957
5.88%, 3/15/2026(c)	205	213
5.13%, 2/15/2027(c)	1,380	1,387
Sirius XM Radio, Inc.
4.63%, 5/15/2023(c)	2,336	2,371
4.63%, 7/15/2024(c)	3,140	3,232
5.38%, 4/15/2025(c)	8,771	9,100
5.38%, 7/15/2026(c)	6,871	7,180
5.00%, 8/1/2027(c)	3,154	3,253
5.50%, 7/1/2029(c)	1,642	1,713
Six Flags Entertainment Corp. 4.88%, 7/31/2024(c)	3,013	3,081
SM Energy Co.
5.00%, 1/15/2024	1,445	1,326
5.63%, 6/1/2025	2,535	2,199
6.75%, 9/15/2026	1,210	1,089
6.63%, 1/15/2027	3,281	2,858
Solera LLC 10.50%, 3/1/2024(c)	2,308	2,472
Sotheby’s 4.88%, 12/15/2025(c)	2,510	2,610
Southwestern Energy Co.
6.20%, 1/23/2025	2,502	2,158
7.50%, 4/1/2026	1,165	1,019
7.75%, 10/1/2027	1,165	1,011
Spectrum Brands, Inc.
6.63%, 11/15/2022	3,212	3,276
6.13%, 12/15/2024	3,812	3,946
5.75%, 7/15/2025	5,713	5,918
Springleaf Finance Corp.
7.75%, 10/1/2021	854	933
6.13%, 5/15/2022	1,830	1,963
5.63%, 3/15/2023	4,267	4,560
6.13%, 3/15/2024	1,060	1,148
6.88%, 3/15/2025	2,110	2,360
7.13%, 3/15/2026	5,423	6,091
6.63%, 1/15/2028	3,753	4,044
Sprint Capital Corp. 8.75%, 3/15/2032	19,544	24,308
Sprint Communications, Inc.
7.00%, 3/1/2020(c)	1,745	1,782
11.50%, 11/15/2021	305	357
6.00%, 11/15/2022	2,967	3,152
Sprint Corp.
7.25%, 9/15/2021	1,006	1,080
7.88%, 9/15/2023	19,165	21,297
7.13%, 6/15/2024	6,327	6,905
7.63%, 2/15/2025	31,221	34,578
7.63%, 3/1/2026	11,753	13,134
Sprint eWireless, Inc. 7.00%, 3/1/2020	2,186	—	(i)
SPX FLOW, Inc.
5.63%, 8/15/2024(c)	1,969	2,050
5.88%, 8/15/2026(c)	2,175	2,289
SRC Energy, Inc. 6.25%, 12/1/2025	212	184
SS&C Technologies, Inc. 5.50%, 9/30/2027(c)	6,318	6,571
Standard Industries, Inc.
6.00%, 10/15/2025(c)	3,115	3,259
5.00%, 2/15/2027(c)	837	853
4.75%, 1/15/2028(c)	8,598	8,498
Staples, Inc.
7.50%, 4/15/2026(c)	7,280	7,444
10.75%, 4/15/2027(c)	5,689	5,888
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(d)(e)(f)	1,650	1,686
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(d)(e)(f)	2,460	2,508
Station Casinos LLC 5.00%, 10/1/2025(c)	2,690	2,741
Steel Dynamics, Inc.
5.25%, 4/15/2023	780	792
4.13%, 9/15/2025	1,440	1,446
5.00%, 12/15/2026	1,085	1,134
Stevens Holding Co., Inc. 6.13%, 10/1/2026(c)	1,545	1,638
Summit Materials LLC
6.13%, 7/15/2023	1,475	1,493
5.13%, 6/1/2025(c)	1,270	1,283
Summit Midstream Holdings LLC
5.50%, 8/15/2022	1,559	1,497
5.75%, 4/15/2025	3,155	2,713
Sunoco LP
4.88%, 1/15/2023	1,540	1,566
5.50%, 2/15/2026	931	964
6.00%, 4/15/2027	2,890	3,045
5.88%, 3/15/2028	423	438
SunTrust Bank (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(d)	337	337
SunTrust Banks, Inc.
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022(d)(e)(f)	3,398	3,415

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(d)(e)(f)	8,513	8,428
Symantec Corp. 5.00%, 4/15/2025(c)	2,321	2,368
Syneos Health, Inc. 7.50%, 10/1/2024(c)	875	912
Talen Energy Supply LLC 6.50%, 6/1/2025	1,696	1,365
Tallgrass Energy Partners LP
5.50%, 9/15/2024(c)	2,040	2,066
5.50%, 1/15/2028(c)	710	704
Targa Resources Partners LP
4.25%, 11/15/2023	2,543	2,545
6.75%, 3/15/2024	7,570	7,835
5.13%, 2/1/2025	2,869	2,955
5.88%, 4/15/2026	3,123	3,298
6.50%, 7/15/2027(c)	3,173	3,455
5.00%, 1/15/2028	1,745	1,769
6.88%, 1/15/2029(c)	1,906	2,102
Team Health Holdings, Inc. 6.38%, 2/1/2025(c)	7,717	6,289
TECO Finance, Inc. 5.15%, 3/15/2020	1,524	1,549
TEGNA, Inc.
6.38%, 10/15/2023	7,080	7,267
5.50%, 9/15/2024(c)	725	748
Teleflex, Inc.
5.25%, 6/15/2024	2,295	2,352
4.88%, 6/1/2026	368	383
Tempur Sealy International, Inc.
5.63%, 10/15/2023	4,487	4,611
5.50%, 6/15/2026	9,236	9,686
Tenet Healthcare Corp.
4.75%, 6/1/2020	1,220	1,235
6.00%, 10/1/2020	1,329	1,367
4.50%, 4/1/2021	5,011	5,092
4.38%, 10/1/2021	3,839	3,911
8.13%, 4/1/2022	5,380	5,743
6.75%, 6/15/2023	8,850	9,105
4.63%, 7/15/2024	4,568	4,654
5.13%, 5/1/2025	6,321	6,299
6.25%, 2/1/2027(c)	8,868	9,178
Tennant Co. 5.63%, 5/1/2025	3,588	3,723
Tenneco, Inc. 5.00%, 7/15/2026	4,155	3,220
Terex Corp. 5.63%, 2/1/2025(c)	3,940	3,930
Terraform Global Operating LLC 6.13%, 3/1/2026(c)	1,712	1,738
TerraForm Power Operating LLC
4.25%, 1/31/2023(c)	1,869	1,871
6.63%, 6/15/2025(c)(h)	945	997
5.00%, 1/31/2028(c)	664	674
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡	29,250	10
T-Mobile US, Inc. 4.50%, 2/1/2026‡	1,188	—	(i)
T-Mobile USA, Inc.
6.00%, 3/1/2023	1,598	1,626
6.00%, 3/1/2023‡	1,598	—	(i)
6.50%, 1/15/2024	665	689
6.50%, 1/15/2024‡	665	—	(i)
6.38%, 3/1/2025	2,030	2,104
6.38%, 3/1/2025‡	5,377	—	(i)
5.13%, 4/15/2025	1,704	1,759
5.13%, 4/15/2025‡	1,704	—	(i)
6.50%, 1/15/2026	17,580	18,717
6.50%, 1/15/2026‡	17,335	—	(i)
4.50%, 2/1/2026	5,110	5,206
4.75%, 2/1/2028	11,335	11,647
4.75%, 2/1/2028‡	2,933	—	(i)
Toll Brothers Finance Corp.
5.63%, 1/15/2024	750	807
4.88%, 11/15/2025	970	1,021
TransDigm, Inc.
6.50%, 7/15/2024	3,961	4,070
6.50%, 5/15/2025	1,650	1,699
6.25%, 3/15/2026(c)	8,380	8,789
TransMontaigne Partners LP 6.13%, 2/15/2026	1,007	969
Transocean Guardian Ltd. 5.88%, 1/15/2024(c)	1,830	1,866
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(c)	656	699
Transocean Pontus Ltd. 6.13%, 8/1/2025(c)	3,783	3,897
Transocean Poseidon Ltd. 6.88%, 2/1/2027(c)	2,486	2,654
Transocean Proteus Ltd. 6.25%, 12/1/2024(c)	462	480
Transocean, Inc.
9.00%, 7/15/2023(c)	902	949
7.25%, 11/1/2025(c)	2,314	2,175
7.50%, 1/15/2026(c)	2,710	2,548
7.50%, 4/15/2031	2,335	1,926
9.35%, 12/15/2041(h)	2,336	2,091
TreeHouse Foods, Inc. 6.00%, 2/15/2024(c)	4,010	4,150
TriMas Corp. 4.88%, 10/15/2025(c)	2,315	2,344
Trinseo Materials Operating SCA 5.38%, 9/1/2025(c)	7,606	7,197
Triumph Group, Inc.
4.88%, 4/1/2021	2,510	2,479
5.25%, 6/1/2022	1,196	1,181
7.75%, 8/15/2025	1,670	1,674
Tronox Finance plc 5.75%, 10/1/2025(c)	1,110	1,045
Tronox, Inc. 6.50%, 4/15/2026(c)	1,240	1,187
Tutor Perini Corp. 6.88%, 5/1/2025(c)	559	549
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(c)	4,420	4,608

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(g)	8,211	1,717
Unit Corp. 6.63%, 5/15/2021	2,629	2,348
United Airlines Holdings, Inc.
5.00%, 2/1/2024	2,404	2,518
4.88%, 1/15/2025	1,657	1,732
United Rentals North America, Inc.
5.50%, 7/15/2025	3,281	3,412
4.63%, 10/15/2025	8,030	8,151
5.88%, 9/15/2026	931	991
6.50%, 12/15/2026	6,158	6,664
5.50%, 5/15/2027	6,690	6,989
4.88%, 1/15/2028	4,455	4,544
5.25%, 1/15/2030	2,500	2,557
United States Cellular Corp. 6.70%, 12/15/2033	1,545	1,634
United States Steel Corp.
6.88%, 8/15/2025	808	786
6.25%, 3/15/2026	2,223	2,028
UnitedHealth Group, Inc. 1.95%, 10/15/2020	2,950	2,939
Uniti Group LP
REIT, 6.00%, 4/15/2023(c)	2,600	2,470
REIT, 8.25%, 10/15/2023	2,020	1,823
REIT, 7.13%, 12/15/2024(c)	55	47
Univar USA, Inc. 6.75%, 7/15/2023(c)	1,103	1,120
Univision Communications, Inc.
5.13%, 5/15/2023(c)	1,080	1,072
5.13%, 2/15/2025(c)	828	803
US Bank NA
2.35%, 1/23/2020	3,770	3,771
(ICE LIBOR USD 3 Month + 0.14%), 2.40%, 10/23/2020(d)	3,098	3,098
USA Compression Partners LP
6.88%, 4/1/2026	652	678
6.88%, 9/1/2027(c)	237	247
USAA Capital Corp. 3.00%, 7/1/2020(c)	3,307	3,328
Valaris plc 7.75%, 2/1/2026	374	273
Venator Finance SARL 5.75%, 7/15/2025(c)	3,375	2,978
Verizon Communications, Inc. 4.60%, 4/1/2021	2,800	2,906
Vertiv Group Corp. 9.25%, 10/15/2024(c)	5,917	5,577
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(d)	5,029	5,205
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	10,033	10,604
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023	6,153	6,728
Visa, Inc. 2.20%, 12/14/2020	1,318	1,320
Vista Outdoor, Inc. 5.88%, 10/1/2023	7,094	6,881
Vistra Energy Corp. 5.88%, 6/1/2023	3,604	3,685
Vistra Operations Co. LLC
5.50%, 9/1/2026(c)	212	222
5.63%, 2/15/2027(c)	3,500	3,692
VOC Escrow Ltd. 5.00%, 2/15/2028(c)	1,669	1,700
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053(d)	7,730	8,154
W&T Offshore, Inc. 9.75%, 11/1/2023(c)	3,540	3,390
Wabash National Corp. 5.50%, 10/1/2025(c)	2,345	2,281
Welbilt, Inc. 9.50%, 2/15/2024	2,435	2,618
WellCare Health Plans, Inc. 5.25%, 4/1/2025	4,503	4,673
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.88%), 3.16%, 7/22/2020(d)	1,857	1,870
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(d)(e)(f)	15,983	16,962
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(d)(e)(f)	10,349	11,332
Wells Fargo Bank NA
2.60%, 1/15/2021	3,350	3,362
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/21/2021(d)	2,770	2,773
WESCO Distribution, Inc. 5.38%, 6/15/2024	1,777	1,835
Western Digital Corp. 4.75%, 2/15/2026	8,246	8,153
Whiting Petroleum Corp.
5.75%, 3/15/2021	895	896
6.25%, 4/1/2023	2,140	2,097
6.63%, 1/15/2026	3,803	3,585
William Carter Co. (The) 5.63%, 3/15/2027(c)	3,675	3,854
Windstream Services LLC
9.00%, 6/30/2025(c)	15,731	10,304
8.63%, 10/31/2025(c)(h)	2,498	2,542
Wisconsin Power & Light Co. 4.60%, 6/15/2020	3,329	3,392

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
WMG Acquisition Corp.
5.00%, 8/1/2023(c)	1,420	1,445
4.88%, 11/1/2024(c)	930	955
5.50%, 4/15/2026(c)	3,018	3,124
WPX Energy, Inc.
6.00%, 1/15/2022	683	708
8.25%, 8/1/2023	1,259	1,416
5.75%, 6/1/2026	1,479	1,520
WR Berkley Corp. 6.15%, 8/15/2019	3,797	3,802
WR Grace & Co.-Conn 5.63%, 10/1/2024(c)	1,010	1,091
Wyndham Destinations, Inc.
4.25%, 3/1/2022	162	164
5.40%, 4/1/2024	980	1,032
6.35%, 10/1/2025(h)	1,258	1,377
5.75%, 4/1/2027	710	755
Wynn Las Vegas LLC 5.50%, 3/1/2025(c)	11,878	12,457
Xerox Corp. 4.12%, 3/15/2023	2,347	2,353
XPO Logistics, Inc.
6.50%, 6/15/2022(c)	2,310	2,347
6.13%, 9/1/2023(c)	4,967	5,112
6.75%, 8/15/2024(c)	3,962	4,223
Zayo Group LLC
6.00%, 4/1/2023	6,695	6,896
6.38%, 5/15/2025	6,438	6,600

		3,564,966

TOTAL CORPORATE BONDS (Cost $4,412,900)		4,486,297

	Shares (000)
COMMON STOCKS — 34.2%
Australia — 0.7%
Adelaide Brighton Ltd.	241	582
AGL Energy Ltd.	70	1,002
Alumina Ltd.	475	753
Bank of Queensland Ltd.	137	873
BHP Group plc	231	5,502
CSR Ltd.	133	363
Dexus, REIT	1,652	14,778
Goodman Group, REIT	1,649	16,673
IOOF Holdings Ltd.	147	585
Mirvac Group, REIT	7,186	15,791
Rio Tinto plc	477	26,944
Sonic Healthcare Ltd.	28	526
Wesfarmers Ltd.	44	1,172
Woodside Petroleum Ltd.	35	822

		86,366

Austria — 0.1%
Erste Group Bank AG*	271	9,710
OMV AG	45	2,270

		11,980

Belgium — 0.2%
Ageas	31	1,673
KBC Group NV	40	2,541
Proximus SADP	77	2,205
Shurgard Self Storage SA	305	10,617
Telenet Group Holding NV	29	1,441
Warehouses De Pauw CVA, REIT, CVA	60	10,082

		28,559

Brazil — 0.3%
Ambev SA, ADR*	3,030	15,967
BB Seguridade Participacoes SA	1,420	12,095
Itau Unibanco Holding SA (Preference)	1,550	14,177

		42,239

Canada — 0.5%
Advanz Pharma Corp.*	174	2,485
Allied Properties, REIT	464	17,199
BCE, Inc.	21	929
Canadian Apartment Properties, REIT	339	12,525
Canadian Utilities Ltd., Class A	26	715
Enbridge, Inc.	27	896
Fortis, Inc.	23	919
Hydro One Ltd.(b)	53	945
IGM Financial, Inc.	15	408
Inter Pipeline Ltd.	61	1,030
Nutrien Ltd.	17	938
Pembina Pipeline Corp.	25	912
Power Corp. of Canada	44	925
Power Financial Corp.	40	883
Rogers Communications, Inc., Class B	18	924
Shaw Communications, Inc., Class B	45	887
TC Energy Corp.	453	22,183
TELUS Corp.	25	915
Thomson Reuters Corp.	14	951

		67,569

Cayman Islands — 0.0%(a)
Telford Offshore Holdings Ltd.*‡	58	32

Chile — 0.0%(a)
Banco Santander Chile, ADR	136	3,956

China — 1.4%
China Construction Bank Corp., Class H	24,925	19,136
China Life Insurance Co. Ltd., Class H	1,666	4,244
China Mobile Ltd.	1,105	9,397
China Overseas Land & Investment Ltd.	5,088	17,345
China Pacific Insurance Group Co. Ltd., Class H	4,371	18,643
China Petroleum & Chemical Corp., Class H	7,792	5,003
CNOOC Ltd.	5,162	8,511
Fuyao Glass Industry Group Co. Ltd., Class A	3,539	11,506

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
Fuyao Glass Industry Group Co. Ltd., Class H(b)	233	706
Guangdong Investment Ltd.	2,712	5,700
Henan Shuanghui Investment & Development Co. Ltd., Class A	143	495
Huayu Automotive Systems Co. Ltd., Class A	3,994	13,335
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,161	14,229
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	449	7,520
Midea Group Co. Ltd., Class A	2,076	16,348
Ping An Insurance Group Co. of China Ltd., Class H	2,108	24,839
SAIC Motor Corp. Ltd., Class A	899	3,223

		180,180

Colombia — 0.0%(a)
Frontera Energy Corp.	41	417
Frontera Energy Corp.	17	173

		590

Czech Republic — 0.1%
Komercni banka A/S	279	10,761
Moneta Money Bank A/S(b)	522	1,793

		12,554

Denmark — 0.1%
Novo Nordisk A/S, Class B	139	6,670
Pandora A/S	10	396
Tryg A/S	57	1,725

		8,791

Finland — 0.1%
Elisa OYJ	35	1,659
Fortum OYJ	126	2,897
Kone OYJ, Class B	34	1,940
Metso OYJ	64	2,442
Neste OYJ	62	2,057
Nordea Bank Abp	128	824
Orion OYJ, Class B	57	1,938
Sampo OYJ, Class A	42	1,752

		15,509

France — 2.2%
Airbus SE	157	22,129
Airbus SE	6	790
Amundi SA(b)	32	2,201
Atos SE	9	719
AXA SA	170	4,271
BNP Paribas SA	86	4,017
Bouygues SA	59	2,111
Casino Guichard Perrachon SA	27	1,012
Cie de Saint-Gobain	48	1,839
Cie Generale des Etablissements Michelin SCA	24	2,607
CNP Assurances	99	2,041
Covivio, REIT	157	16,078
Danone SA	48	4,126
Eiffage SA	22	2,166
Engie SA	289	4,450
Eutelsat Communications SA	143	2,734
Gecina SA, REIT	16	2,454
ICADE, REIT	23	1,981
Klepierre SA, REIT	49	1,524
LVMH Moet Hennessy Louis Vuitton SE	47	19,608
Orange SA	904	13,394
Peugeot SA	84	1,982
Publicis Groupe SA	45	2,224
Renault SA	24	1,369
Rexel SA	121	1,354
Sanofi	356	29,681
Schneider Electric SE	448	38,622
SCOR SE	30	1,218
Societe BIC SA	24	1,673
Societe Generale SA	37	912
Suez	111	1,630
TOTAL SA	776	40,198
Veolia Environnement SA	117	2,955
Vinci SA	455	46,801

		282,871

Germany — 1.2%
Allianz SE (Registered)	201	46,622
Aroundtown SA	1,220	9,735
Bayer AG (Registered)	15	971
Daimler AG (Registered)	70	3,636
Deutsche Post AG (Registered)	79	2,575
Deutsche Telekom AG (Registered)	1,232	20,183
E.ON SE	237	2,359
Evonik Industries AG	71	2,030
Hannover Rueck SE	11	1,685
HeidelbergCement AG	30	2,197
HOCHTIEF AG	8	908
METRO AG	118	1,808
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	111	26,347
ProSiebenSat.1 Media SE	57	735
RWE AG	107	2,884
Telefonica Deutschland Holding AG	339	856
TUI AG	100	998
Volkswagen AG (Preference)	99	16,512
Vonovia SE	272	13,268

		156,309

Hong Kong — 0.6%
Hang Seng Bank Ltd.	604	14,344
HKT Trust & HKT Ltd.	13,594	21,741
Hong Kong Exchanges & Clearing Ltd.	580	19,492
Sun Hung Kai Properties Ltd.	545	8,783
VTech Holdings Ltd.	42	370
WH Group Ltd.(b)	6,107	5,944
Wharf Real Estate Investment Co. Ltd.	1,369	8,636
Yue Yuen Industrial Holdings Ltd.	257	719

		80,029

Hungary — 0.1%
OTP Bank Nyrt.	402	16,759

India — 0.3%
Coal India Ltd.	1,065	3,157
Infosys Ltd., ADR	959	10,854
ITC Ltd.	1,618	6,333
Tata Consultancy Services Ltd.	478	15,306

		35,650

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk. PT	50,710	15,476

Ireland — 0.0%(a)
AIB Group plc	495	1,699
Smurfit Kappa Group plc	71	2,230

		3,929

Italy — 0.4%
Assicurazioni Generali SpA	162	3,023
Enel SpA	3,587	24,537
Eni SpA	270	4,223
FinecoBank Banca Fineco SpA	828	8,235
Intesa Sanpaolo SpA	438	950
Mediobanca Banca di Credito Finanziario SpA	207	2,073
Poste Italiane SpA(b)	218	2,322
Snam SpA	510	2,506
Terna Rete Elettrica Nazionale SpA	293	1,784

		49,653

Japan — 1.1%
Aoyama Trading Co. Ltd.	32	590
Aozora Bank Ltd.	39	901
Daiwa House REIT Investment Corp., REIT	2	4,565
FANUC Corp.	6	1,031
Invesco Office J-Reit, Inc., REIT	47	8,301
Japan Hotel REIT Investment Corp., REIT	14	11,381
Japan Tobacco, Inc.	25	549
JFE Holdings, Inc.	67	887
JXTG Holdings, Inc.	2,291	10,780
Kansai Electric Power Co., Inc. (The)	85	1,050
KDDI Corp.	42	1,091
Kenedix Office Investment Corp., REIT	1	9,580
Kenedix Retail REIT Corp., REIT	2	4,068
Lawson, Inc.	14	720
Matsui Securities Co. Ltd.	73	608
Miraca Holdings, Inc.	20	459
Mitsubishi Chemical Holdings Corp.	53	378
Mitsubishi Electric Corp.	850	11,099
Mitsui Fudosan Co. Ltd.	327	7,386
Mitsui Fudosan Logistics Park, Inc., REIT	1	4,320
Nippon Accommodations Fund, Inc., REIT	2	9,049
Nippon Prologis REIT, Inc., REIT	4	8,605
Nissan Motor Co. Ltd.	139	902
NTT DOCOMO, Inc.	45	1,086
Orix JREIT, Inc., REIT	4	7,787
Tohoku Electric Power Co., Inc.	73	730
Tokio Marine Holdings, Inc.	276	14,661
Tokyo Electron Ltd.	7	1,236
Toyota Motor Corp.	270	17,471

		141,271

Macau — 0.1%
Sands China Ltd.	2,174	10,433

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	1,340	2,226
Fibra Uno Administracion SA de CV, REIT	5,731	7,378
Kimberly-Clark de Mexico SAB de CV, Class A*	6,169	12,827
Wal-Mart de Mexico SAB de CV	4,437	13,094

		35,525

Netherlands — 0.4%
ABN AMRO Bank NV, CVA(b)	88	1,764
Aegon NV	505	2,487
Akzo Nobel NV	117	11,070
Eurocommercial Properties NV, REIT, CVA	197	4,980
ING Groep NV	308	3,421
Koninklijke Ahold Delhaize NV	112	2,534
Koninklijke KPN NV	744	2,121
NN Group NV	65	2,428
Randstad NV	38	1,913
Royal Dutch Shell plc, Class B	479	15,119

		47,837

New Zealand — 0.0%(a)
Contact Energy Ltd.	81	416
Spark New Zealand Ltd.	312	814
UCI Holdings LLC*‡	65	1,488

		2,718

Norway — 0.3%
Aker BP ASA	92	2,613
DNB ASA	155	2,772
Equinor ASA	151	2,712
Gjensidige Forsikring ASA	110	2,132
Mowi ASA	60	1,442
Norsk Hydro ASA	2,135	7,262
Telenor ASA	1,022	20,700

		39,633

Peru — 0.0%(a)
Southern Copper Corp.	24	847

Portugal — 0.0%(a)
EDP — Energias de Portugal SA	665	2,434

Russia — 0.4%
Alrosa PJSC	4,599	5,881
Evraz plc	365	2,862
Moscow Exchange MICEX-RTS PJSC	8,242	12,039
Sberbank of Russia PJSC	8,305	30,304
Severstal PJSC, GDR(b)	192	3,087
Severstal PJSC, GDR(b)	10	166

		54,339

Singapore — 0.2%
Ascendas, REIT	6,476	14,378
DBS Group Holdings Ltd.	727	13,869
StarHub Ltd.	307	336

		28,583

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
South Africa — 0.3%
Absa Group Ltd.	1,032	11,430
Anglo American plc	135	3,308
AVI Ltd.	863	5,215
Bid Corp. Ltd.	315	6,588
FirstRand Ltd.	1,802	7,712
Investec plc	245	1,394
SPAR Group Ltd. (The)	221	2,830
Vodacom Group Ltd.	684	5,591

		44,068

South Korea — 0.4%
KT&G Corp.	123	10,028
Orange Life Insurance Ltd.(b)	55	1,316
Samsung Electronics Co. Ltd.	630	23,876
Samsung Fire & Marine Insurance Co. Ltd.	29	6,518
SK Telecom Co. Ltd., ADR	278	6,362

		48,100

Spain — 0.7%
Acerinox SA	33	278
ACS Actividades de Construccion y Servicios SA	41	1,666
Aena SME SA(b)	14	2,611
Banco Bilbao Vizcaya Argentaria SA	693	3,528
Enagas SA	80	1,740
Endesa SA	93	2,306
Iberdrola SA	3,413	32,384
Iberdrola SA*	82	776
Industria de Diseno Textil SA	526	15,740
Inmobiliaria Colonial Socimi SA, REIT	235	2,624
Mapfre SA	509	1,400
Merlin Properties Socimi SA, REIT	864	11,791
Naturgy Energy Group SA	117	2,963
Red Electrica Corp. SA	115	2,162
Repsol SA	195	3,100
Telefonica SA	476	3,632

		88,701

Sweden — 0.3%
Autoliv, Inc.	10	727
Boliden AB*	79	1,800
Electrolux AB, Series B	77	1,788
Hennes & Mauritz AB, Class B	127	2,218
Lundin Petroleum AB	69	2,179
Sandvik AB	156	2,389
Skandinaviska Enskilda Banken AB, Class A	295	2,776
Skanska AB, Class B	88	1,645
SKF AB, Class B	101	1,657
Svenska Handelsbanken AB, Class A	1,793	16,138
Swedbank AB, Class A	62	845
Swedish Match AB	48	1,820
Tele2 AB, Class B	180	2,578
Telia Co. AB	187	830
Volvo AB, Class B	269	3,996

		43,386

Switzerland — 1.1%
Adecco Group AG (Registered)	38	2,080
LafargeHolcim Ltd. (Registered)*	61	3,012
Nestle SA (Registered)	158	16,777
Novartis AG (Registered)	550	50,455
OC Oerlikon Corp. AG (Registered)	78	839
Roche Holding AG	141	37,791
Swiss Life Holding AG (Registered)	5	2,197
Swiss Re AG	189	18,328
Swisscom AG (Registered)	4	1,979
UBS Group AG (Registered)*	310	3,464
Zurich Insurance Group AG	13	4,667

		141,589

Taiwan — 1.2%
Asustek Computer, Inc.	699	4,952
Chicony Electronics Co. Ltd.	841	2,140
Delta Electronics, Inc.	1,232	5,949
MediaTek, Inc.	972	9,722
Mega Financial Holding Co. Ltd.	7,723	7,942
Novatek Microelectronics Corp.	1,735	9,163
President Chain Store Corp.	514	4,943
Quanta Computer, Inc.	5,804	10,667
Taiwan Mobile Co. Ltd.	3,605	12,695
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,847	78,753
Vanguard International Semiconductor Corp.	3,427	6,918

		153,844

Thailand — 0.2%
Siam Cement PCL (The) (Registered)	675	9,477
Siam Commercial Bank PCL (The)	3,214	14,285
Thai Oil PCL	1,456	3,247

		27,009

Turkey — 0.0%(a)
Tofas Turk Otomobil Fabrikasi A/S	342	1,205
Tupras Turkiye Petrol Rafinerileri A/S	128	3,213

		4,418

United Arab Emirates — 0.1%
Emaar Development PJSC	1,505	1,967
First Abu Dhabi Bank PJSC	1,535	6,638

		8,605

United Kingdom — 1.7%
3i Group plc	178	2,394
Admiral Group plc	81	2,140
Aviva plc	458	2,249
Barratt Developments plc	431	3,362
Berkeley Group Holdings plc	46	2,179
BP plc	3,056	20,223
British American Tobacco plc	156	5,544
BT Group plc	363	850
Centrica plc	820	755
Diageo plc	631	26,302
Direct Line Insurance Group plc	387	1,514
Fiat Chrysler Automobiles NV	153	2,046
G4S plc	582	1,351
GlaxoSmithKline plc	368	7,619
GVC Holdings plc	142	1,015

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
Hammerson plc, REIT	203	526
Imperial Brands plc	39	994
Janus Henderson Group plc	44	877
John Wood Group plc	173	1,113
Land Securities Group plc, REIT	114	1,103
Legal & General Group plc	863	2,736
Lloyds Banking Group plc	5,998	3,880
Meggitt plc	167	1,202
Micro Focus International plc	115	2,418
National Grid plc	348	3,563
NewRiver REIT plc, REIT	1,799	3,588
Next plc	35	2,592
Persimmon plc	123	2,998
Prudential plc	1,144	23,530
RELX plc	158	3,742
Royal Bank of Scotland Group plc	852	2,245
Royal Mail plc	354	902
Safestore Holdings plc, REIT	1,060	8,058
Schroders plc	28	1,020
Segro plc, REIT	1,473	13,662
Severn Trent plc	87	2,125
SSE plc	66	877
Standard Chartered plc	244	2,005
Standard Life Aberdeen plc	494	1,790
Taylor Wimpey plc	9,236	18,096
Tritax Big Box REIT plc, REIT	4,145	7,705
Tritax EuroBox plc, REIT(b)	3,244	3,735
Unilever plc	166	10,011
UNITE Group plc (The), REIT	822	10,309
United Utilities Group plc	215	2,059
Vodafone Group plc	577	1,050
Workspace Group plc, REIT	524	5,377
WPP plc	174	2,049

		227,480

United States — 17.0%
3M Co.	5	961
AbbVie, Inc.	12	811
Accenture plc, Class A	48	9,286
AES Corp.	56	934
AGNC Investment Corp., REIT	55	950
Air Products & Chemicals, Inc.	84	19,116
Alliant Energy Corp.	12	599
Altria Group, Inc.	166	7,825
American Electric Power Co., Inc.	10	901
Americold Realty Trust, REIT	340	11,399
Amgen, Inc.	5	956
Analog Devices, Inc.	208	24,442
Annaly Capital Management, Inc., REIT	102	974
Apple, Inc.	75	16,025
Arthur J Gallagher & Co.	83	7,547
AT&T, Inc.	31	1,041
Automatic Data Processing, Inc.	220	36,700
AvalonBay Communities, Inc., REIT	187	38,977
Avangrid, Inc.	18	905
Avaya Holdings Corp.*	200	2,410
Bank of America Corp.	863	26,470
BB&T Corp.	299	15,396
BlackRock, Inc.	17	7,771
Brandywine Realty Trust, REIT	636	9,377
Bristol-Myers Squibb Co.	731	32,474
Brixmor Property Group, Inc., REIT	531	10,083
Broadcom, Inc.	3	1,013
Caesars Entertainment Corp.*	252	2,985
Camden Property Trust, REIT	111	11,480
Cardinal Health, Inc.	21	953
Carnival Corp.	20	947
CenterPoint Energy, Inc.	31	903
CenturyLink, Inc.	82	994
CF Industries Holdings, Inc.	20	988
Chevron Corp.	405	49,905
Chubb Ltd.	76	11,619
Cincinnati Financial Corp.	73	7,812
Cisco Systems, Inc.	178	9,857
Citigroup, Inc.	312	22,213
Claire’s Stores, Inc.*‡	4	2,512
Clear Channel Outdoor Holdings, Inc.*	287	870
CME Group, Inc.	143	27,856
CMS Energy Corp.	213	12,416
CNA Financial Corp.	20	942
Coca-Cola Co. (The)	1,777	93,542
Comcast Corp., Class A	1,204	51,963
ConocoPhillips	309	18,264
Consolidated Edison, Inc.	10	890
Coty, Inc., Class A	71	775
CVS Health Corp.	110	6,146
Deere & Co.	71	11,814
Diamondback Energy, Inc.	48	4,981
Digital Realty Trust, Inc., REIT	300	34,255
Dominion Energy, Inc.	12	894
Douglas Emmett, Inc., REIT	332	13,559
Dover Corp.	158	15,315
DTE Energy Co.	55	6,932
Duke Energy Corp.	11	915
DuPont de Nemours, Inc.	84	6,050
Eastman Chemical Co.	12	922
Eaton Corp. plc	343	28,226
Edison International	14	1,066
Eli Lilly & Co.	267	29,095
Emerson Electric Co.	10	639
Entergy Corp.	9	945
EOG Resources, Inc.	73	6,301
Equinix, Inc., REIT	44	22,280
Equity LifeStyle Properties, Inc., REIT	135	16,808
Essex Property Trust, Inc., REIT	64	19,351
Evergy, Inc.	15	920
Exelon Corp.	19	841
Exxon Mobil Corp.	196	14,606
Federal Realty Investment Trust, REIT	115	15,121
Fidelity National Information Services, Inc.	115	15,259
FirstEnergy Corp.	21	939
Ford Motor Co.	94	895
Gap, Inc. (The)	51	996
General Dynamics Corp.	96	17,866
General Motors Co.	26	1,029

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
Gilead Sciences, Inc.	14	898
Goodman Networks, Inc.*‡	53	—	(i)
Goodyear Tire & Rubber Co. (The)	61	840
Halcon Resources Corp.*	279	32
Harley-Davidson, Inc.	25	907
HCP, Inc., REIT	479	15,308
Healthcare Trust of America, Inc., Class A, REIT	525	14,131
Helmerich & Payne, Inc.	18	903
Highwoods Properties, Inc., REIT	261	11,820
Home Depot, Inc. (The)	24	5,034
Home Depot, Inc. (The)	120	25,604
Honeywell International, Inc.	46	7,982
Hospitality Properties Trust, REIT	37	922
iHeartMedia, Inc., Class A*	14	215
Illinois Tool Works, Inc.	49	7,608
Intercontinental Exchange, Inc.	129	11,308
International Business Machines Corp.	122	18,101
International Flavors & Fragrances, Inc.	6	921
International Paper Co.	21	941
Invesco Ltd.	45	867
Invitation Homes, Inc., REIT	795	21,828
Iron Mountain, Inc., REIT	553	16,274
Johnson & Johnson	93	12,070
Johnson Controls International plc	23	994
Kellogg Co.	17	977
Kilroy Realty Corp., REIT	194	15,420
Kimco Realty Corp., REIT	49	945
Kohl’s Corp.	20	1,056
Kraft Heinz Co. (The)	30	948
L Brands, Inc.	38	983
Las Vegas Sands Corp.	16	954
Leggett & Platt, Inc.	24	972
LyondellBasell Industries NV, Class A	11	907
M&T Bank Corp.	45	7,420
Macerich Co. (The), REIT	28	909
Macy’s, Inc.	42	947
Marathon Petroleum Corp.	227	12,809
Maxim Integrated Products, Inc.	9	538
McDonald’s Corp.	80	16,779
MDU Resources Group, Inc.	36	951
Merck & Co., Inc.	851	70,629
Microsoft Corp.	277	37,733
Mid-America Apartment Communities, Inc., REIT	207	24,360
Mondelez International, Inc., Class A	246	13,138
Morgan Stanley	379	16,869
New York Community Bancorp, Inc.	97	1,121
Newell Brands, Inc.	61	859
Newmont Goldcorp Corp.	25	911
NextEra Energy, Inc.	181	37,454
Nielsen Holdings plc	40	920
NII Holdings, Inc.*	45	77
NiSource, Inc.	369	10,960
Nordstrom, Inc.	28	921
Norfolk Southern Corp.	151	28,913
Northern Trust Corp.	117	11,476
Nucor Corp.	17	942
Occidental Petroleum Corp.	19	954
ONEOK, Inc.	14	951
PACCAR, Inc.	13	920
Packaging Corp. of America	10	987
Park Hotels & Resorts, Inc., REIT	793	20,947
Parker-Hannifin Corp.	62	10,934
Pebblebrook Hotel Trust, REIT	252	7,040
Penn Virginia Corp.*	12	401
PepsiCo, Inc.	222	28,335
Pfizer, Inc.	2,204	85,614
Philip Morris International, Inc.	505	42,196
Pinnacle West Capital Corp.	10	870
PNC Financial Services Group, Inc. (The)	137	19,643
PPG Industries, Inc.	130	15,209
PPL Corp.	29	871
Procter & Gamble Co. (The)	167	19,678
Prologis, Inc., REIT	719	57,949
Prudential Financial, Inc.	162	16,459
Public Service Enterprise Group, Inc.	15	876
Public Storage, REIT	133	32,194
QUALCOMM, Inc.	13	959
Remington Outdoor Co., Inc.*‡	16	24
Republic Services, Inc.	64	5,642
Rexford Industrial Realty, Inc., REIT	334	13,813
Schlumberger Ltd.	24	970
Seagate Technology plc	20	928
Southern Co. (The)	17	942
Steel Dynamics, Inc.	32	1,006
Sunstone Hotel Investors, Inc., REIT	597	7,892
T. Rowe Price Group, Inc.	141	16,020
Tapestry, Inc.	30	918
Targa Resources Corp.	24	935
Texas Instruments, Inc.	486	60,747
Travelers Cos., Inc. (The)	121	17,687
United Parcel Service, Inc., Class B	188	22,424
UnitedHealth Group, Inc.	52	12,968
US Bancorp	444	25,368
Ventas, Inc., REIT	581	39,117
VEREIT, Inc., REIT	98	893
Verizon Communications, Inc.	1,441	79,659
VICI Properties, Inc., REIT	1,607	34,301
Vistra Energy Corp.	152	3,271
VMware, Inc., Class A	5	937
Vornado Realty Trust, REIT	330	21,246
Walt Disney Co. (The)	77	10,977
Wells Fargo & Co.	339	16,400
Western Digital Corp.	23	1,255
Westrock Co.	25	913
Williams Cos., Inc. (The)	34	833
WP Carey, Inc., REIT	98	8,522
Xcel Energy, Inc.	786	46,871

		2,224,767

TOTAL COMMON STOCKS (Cost $3,799,564)		4,474,588

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
Bermuda — 0.0%(a)
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 4.12%, 10/25/2027‡(c)(j)	1,486	1,488
Series 2018-3A, Class M2, 5.02%, 10/25/2028‡(c)(j)	1,365	1,356
Series 2019-1A, Class M2, 4.97%, 3/25/2029‡(c)(j)	1,000	1,001
Eagle RE Ltd.
Series 2019-1, Class M1B, 4.07%, 4/25/2029‡(c)(j)	810	808
Series 2019-1, Class M2, 5.57%, 4/25/2029‡(c)(j)	1,980	1,986

		6,639

United States — 5.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 4.67%, 2/25/2035(j)	2,176	2,200
Series 2004-4, Class 4A1, 4.45%, 3/25/2035(j)	3,492	3,580
Series 2005-2, Class 3A1, 4.74%, 6/25/2035(j)	819	816
Alternative Loan Trust
Series 2004-16CB, Class 2A1, 5.00%, 8/25/2019	4	4
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	19	19
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	15	15
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	212	211
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	324	318
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022	13	12
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	98	94
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	202	196
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	385	331
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	104	107
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	531	544
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	77	73
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	5,558	5,640
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	367	357
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	517	526
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	992	1,024
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	3,518	3,592
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	87	86
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	10,464	10,498
Series 2005-J2, Class 1A5, 2.77%, 4/25/2035(j)	6,265	5,328
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	4,227	4,210
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	493	503
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	4,200	4,108
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	2,415	2,466
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,832	1,824
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	909	863
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	4,046	3,977
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	209	201
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	2,070	2,066
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	814	806
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	2,061	2,039
Series 2005-J14, Class A3, 5.50%, 12/25/2035	405	346
Series 2005-J14, Class A7, 5.50%, 12/25/2035	2,139	1,829
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,788	1,529
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	481	417
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	185	167
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	6,095	6,201
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	1,141	1,117
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,727	1,384
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	678	596
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	324	276
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	3,368	2,803
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	222	190
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	195	157

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 2.54%, 3/25/2037(j)	6,247	3,907
Series 2005-1, Class 6A, 4.22%, 6/25/2045(j)	218	222
Angel Oak Mortgage Trust Series 2019-3, Class B1, 4.10%, 5/25/2059‡(c)(j)	7,000	7,021
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(c)(j)	10,010	10,113
Series 2018-3, Class A1, 3.65%, 9/25/2048(c)(j)	7,369	7,445
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(c)(j)	4,000	4,096
Angel Oak Mortgage Trust LLC Series 2019-4, Class A3, 3.30%, 7/26/2049(c)(j)	6,600	6,593
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	6,760	6,798
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(c)(j)	7,622	7,785
Series 2019-3, Class M1, 4.20%, 10/25/2048(c)(j)	3,000	3,004
Banc of America Alternative Loan Trust
Series 2005-3, Class 2A1, 5.50%, 4/25/2020	33	33
Series 2005-12, Class 5A1, 5.25%, 1/25/2021	172	166
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	7	6
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	737	674
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	798	787
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	3,027	3,152
Series 2006-5, Class CB7, 6.00%, 6/25/2046	508	502
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	68	60
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,336	2,216
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	518	523
Series 2006-A, Class 1A1, 4.74%, 2/20/2036(j)	982	980
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	545	533
Series 2007-5, Class 4A1, 2.64%, 7/25/2037(j)	4,335	2,909
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.82%, 2/25/2034(j)	621	629
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	358	347
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 2.43%, 2/25/2034(j)	368	373
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 3.27%, 10/25/2034‡(j)	581	127
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,480	1,096
Series 2006-S4, Class A5, 6.00%, 12/25/2036	1,049	799
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	279	214
Series 2007-A2, Class 3A1, 4.91%, 7/25/2037(j)	7,065	7,209
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.02%, 5/25/2023(c)(j)	4,530	4,540
Series 2018-GT1, Class B, 5.77%, 5/25/2023‡(c)(j)	795	796
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	161	147
Series 2004-25, Class 2A1, 2.95%, 2/25/2035(j)	3,419	3,301
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	2,400	2,225
Series 2005-31, Class 2A1, 3.78%, 1/25/2036(j)	1,123	1,065
Series 2005-30, Class A5, 5.50%, 1/25/2036	238	218
Series 2006-HYB1, Class 2A2C, 3.81%, 3/20/2036(j)	3,423	3,196
Series 2006-HYB2, Class 2A1B, 4.18%, 4/20/2036(j)	1,273	1,180
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	141	123
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,784	1,424
Series 2006-15, Class A1, 6.25%, 10/25/2036	121	96
Series 2006-17, Class A2, 6.00%, 12/25/2036	475	366
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	3,029	2,567
Series 2007-2, Class A2, 6.00%, 3/25/2037	185	154
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,378	1,154
Series 2007-10, Class A4, 5.50%, 7/25/2037	161	127
Series 2007-13, Class A4, 6.00%, 8/25/2037	347	285
Series 2007-16, Class A1, 6.50%, 10/25/2037	3,162	2,527

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	623	447
CIM Trust
Series 2019-INV1, Class A2, 3.27%, 2/25/2049(c)(j)	3,604	3,645
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	742	724
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.61%, 8/25/2035(j)	209	211
Series 2005-11, Class A2A, 4.82%, 10/25/2035(j)	360	369
Series 2006-AR3, Class 1A1A, 4.75%, 6/25/2036(j)	1,811	1,843
Series 2006-AR5, Class 1A5A, 4.10%, 7/25/2036(j)	1,012	975
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.58%, 8/25/2035(j)	536	550
Series 2005-6, Class A1, 4.68%, 9/25/2035(j)	675	691
Series 2006-8, Class A3, 2.62%, 10/25/2035(c)(j)	886	667
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	336	337
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(c)(h)	1,355	1,354
Series 2018-2, Class A2, 5.32%, 11/25/2022(c)(h)	476	474
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(c)(j)	6,262	6,359
Series 2019-1, Class A1, 3.71%, 3/25/2049(c)(j)	10,465	10,607
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M1, 3.12%, 7/25/2031‡(c)(j)	5,026	5,035
Series 2019-R01, Class 2M2, 4.72%, 7/25/2031‡(c)(j)	4,000	4,058
Series 2019-R02, Class 1M2, 4.57%, 8/25/2031‡(c)(j)	10,500	10,580
Series 2019-R04, Class 2M2, 4.37%, 6/25/2039(c)(j)	2,500	2,510
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 12A1, 5.25%, 11/25/2020	21	19
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	862	446
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	378	401
Series 2004-AR4, Class 4A1, 4.46%, 5/25/2034(j)	2,806	2,875
Series 2004-AR4, Class 2A1, 4.60%, 5/25/2034(j)	534	553
Series 2004-AR5, Class 6A1, 4.63%, 6/25/2034(j)	651	671
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	4,076	4,227
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	144	148
Series 2005-4, Class 2A5, 2.82%, 6/25/2035(j)	4,171	3,411
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	461	441
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 4.33%, 10/25/2034(j)	1,350	1,377
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.69%, 10/25/2026(j)	53	53
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	623	521
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	128	125
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(c)(j)	1,900	1,935
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(c)(j)	3,100	3,140
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, 3.79%, 8/25/2058(c)(j)	5,788	5,851
Series 2019-1A, Class B1, 5.25%, 1/25/2059‡(c)(j)	4,750	4,841
Series 2019-3A, Class B1, 4.26%, 7/25/2059(c)(j)	3,900	3,897
Series 2019-3A, Class B2, 5.66%, 7/25/2059(c)(j)	6,000	5,995
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.34%, 2/25/2020(j)	58	58
Series 2005-2, Class 2A1, 2.57%, 3/25/2020(j)	9	8
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.56%, 8/19/2045(j)	2,735	2,672
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, 4.27%, 12/25/2028(j)	1,328	1,334
Series 2017-DNA1, Class M2, 5.52%, 7/25/2029(j)	3,000	3,171
Series 2017-DNA2, Class M2, 5.72%, 10/25/2029(j)	4,000	4,277
Series 2017-DNA3, Class M2, 4.77%, 3/25/2030(j)	6,000	6,138

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-HQA1, Class M2, 4.57%, 9/25/2030(j)	10,500	10,565
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 3.67%, 6/15/2042(j)	5,338	894
Series 4097, Class ES, IF, IO, 3.78%, 8/15/2042(j)	7,417	1,328
Series 4103, Class SB, IF, IO, 3.72%, 9/15/2042(j)	7,765	1,337
Series 4425, Class SA, IF, IO, 3.72%, 1/15/2045(j)	7,807	1,270
Series 4594, Class SG, IF, IO, 3.67%, 6/15/2046(j)	6,356	1,306
Series 4606, Class SB, IF, IO, 3.67%, 8/15/2046(j)	10,887	2,254
Series 4614, Class SK, IF, IO, 3.67%, 9/15/2046(j)	20,178	4,134
Series 4616, Class HS, IF, IO, 3.67%, 9/15/2046(j)	8,758	1,617
Series 4703, Class SA, IF, IO, 3.83%, 7/15/2047(j)	13,251	2,603
Series 4768, Class SG, IF, IO, 3.88%, 3/15/2048(j)	5,957	1,118
Series 4820, Class ES, IF, IO, 3.88%, 3/15/2048(j)	5,929	834
Series 4834, Class SA, IF, IO, 3.83%, 10/15/2048(j)	12,341	1,902
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 3.62%, 7/15/2042(j)	5,306	884
Series 274, Class S1, IF, IO, 3.67%, 8/15/2042(j)	7,157	1,136
Series 278, Class S1, IF, IO, 3.72%, 9/15/2042(j)	6,962	1,114
Series 279, Class S6, IF, IO, 3.72%, 9/15/2042(j)	4,942	790
Series 300, Class S1, IF, IO, 3.78%, 1/15/2043(j)	5,930	1,019
Series 311, Class S1, IF, IO, 3.62%, 8/15/2043(j)	3,348	610
Series 316, Class S7, IF, IO, 3.78%, 11/15/2043(j)	5,350	862
Series 326, Class S2, IF, IO, 3.62%, 3/15/2044(j)	7,025	1,218
Series 336, Class S1, IF, IO, 3.72%, 8/15/2044(j)	4,170	734
Series 337, Class S1, IF, IO, 3.72%, 9/15/2044(j)	2,974	508
Series 356, Class S5, IF, IO, 3.67%, 9/15/2047(j)	17,949	3,476
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	251	242
Flagstar Mortgage Trust Series 2018-6RR, Class 1A2, 2.97%, 10/25/2048(c)(j)	1,517	1,511
FNMA, Connecticut Avenue Securities
Series 2017-C05, Class 1M2, 4.47%, 1/25/2030(j)	3,000	3,021
Series 2017-C07, Class 2M2, 4.77%, 5/25/2030(j)	3,100	3,150
Series 2017-C07, Class 1M1, 2.92%, 5/28/2030(j)	2,690	2,691
Series 2018-C01, Class 1M2, 4.52%, 7/25/2030(j)	8,000	8,084
Series 2018-C05, Class 1M2, 4.62%, 1/25/2031(j)	8,000	8,081
Series 2019-R05, Class 1M2, 4.27%, 7/25/2039(c)(j)	8,500	8,500
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 3.68%, 12/25/2041(j)	7,007	1,059
Series 2012-20, Class SL, IF, IO, 4.18%, 3/25/2042(j)	7,871	1,363
Series 2012-35, Class SN, IF, IO, 4.18%, 4/25/2042(j)	8,111	1,415
Series 2012-75, Class DS, IF, IO, 3.68%, 7/25/2042(j)	7,721	1,271
Series 2012-128, Class MS, IF, IO, 3.88%, 11/25/2042(j)	2,524	544
Series 2013-124, Class SB, IF, IO, 3.68%, 12/25/2043(j)	7,260	1,313
Series 2013-136, Class SB, IF, IO, 3.63%, 1/25/2044(j)	8,827	1,489
Series 2015-35, Class SA, IF, IO, 3.33%, 6/25/2045(j)	7,846	1,078
Series 2015-37, Class ST, IF, IO, 3.35%, 6/25/2045(j)	7,190	1,135
Series 2016-1, Class SJ, IF, IO, 3.88%, 2/25/2046(j)	8,027	1,382
Series 2016-77, Class SA, IF, IO, 3.73%, 10/25/2046(j)	6,612	1,146
Series 2017-16, Class SM, IF, IO, 3.78%, 3/25/2047(j)	4,154	788
Series 2017-37, Class AS, IF, IO, 3.83%, 5/25/2047(j)	9,028	1,629
Series 2018-14, Class SA, IF, IO, 3.93%, 3/25/2048(j)	15,035	2,459

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-15, Class JS, IF, IO, 3.93%, 3/25/2048(j)	8,162	1,481
Series 2018-16, Class SN, IF, IO, 3.98%, 3/25/2048(j)	3,813	686
Series 2018-27, Class SE, IF, IO, 3.93%, 5/25/2048(j)	4,904	1,003
Series 2018-60, Class SK, IF, IO, 3.43%, 8/25/2048(j)	6,681	941
Series 2018-73, Class SC, IF, IO, 3.93%, 10/25/2048(j)	12,274	2,107
Series 2019-20, Class BS, IF, IO, 3.78%, 5/25/2049(j)	5,357	685
Fremont Home Loan Trust Series 2004-A, Class M1, 3.09%, 1/25/2034‡(j)	2,903	2,906
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(c)(j)	2,500	2,499
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.71%, 8/19/2034(j)	571	562
Series 2005-AR1, Class 3A, 4.72%, 3/18/2035(j)	318	328
GNMA
Series 2014-25, Class HS, IF, IO, 3.83%, 2/20/2044(j)	5,002	926
Series 2015-149, Class GS, IF, IO, 3.98%, 10/20/2045(j)	7,733	1,383
Series 2016-111, Class SA, IF, IO, 3.83%, 8/20/2046(j)	3,938	790
Series 2016-120, Class NS, IF, IO, 3.83%, 9/20/2046(j)	8,806	1,866
Series 2017-11, Class AS, IF, IO, 3.83%, 1/20/2047(j)	4,833	898
Series 2017-55, Class AS, IF, IO, 3.88%, 4/20/2047(j)	4,072	690
Series 2017-56, Class SC, IF, IO, 3.88%, 4/20/2047(j)	7,443	1,295
Series 2017-68, Class SA, IF, IO, 3.88%, 5/20/2047(j)	6,619	1,308
Series 2017-67, Class ST, IF, IO, 3.93%, 5/20/2047(j)	11,134	2,315
Series 2017-75, Class SD, IF, IO, 3.93%, 5/20/2047(j)	3,599	577
Series 2017-80, Class AS, IF, IO, 3.93%, 5/20/2047(j)	7,683	1,385
Series 2017-93, Class SE, IF, IO, 3.93%, 6/20/2047(j)	5,328	995
Series 2017-107, Class SL, IF, IO, 3.93%, 7/20/2047(j)	13,429	2,671
Series 2017-112, Class S, IF, IO, 3.93%, 7/20/2047(j)	12,325	2,263
Series 2017-120, Class QS, IF, IO, 3.93%, 8/20/2047(j)	6,188	1,090
Series 2017-134, Class SB, IF, IO, 3.93%, 9/20/2047(j)	7,390	1,181
Series 2017-141, Class QS, IF, IO, 3.93%, 9/20/2047(j)	15,339	2,393
Series 2017-149, Class QS, IF, IO, 3.93%, 10/20/2047(j)	7,097	1,225
Series 2018-1, Class ST, IF, IO, 3.93%, 1/20/2048(j)	12,772	2,595
Series 2018-11, Class SA, IF, IO, 3.93%, 1/20/2048(j)	11,234	1,503
Series 2018-6, Class CS, IF, IO, 3.93%, 1/20/2048(j)	4,030	862
Series 2018-36, Class SG, IF, IO, 3.93%, 3/20/2048(j)	12,065	2,456
Series 2018-63, Class SB, IF, IO, 3.93%, 4/20/2048(j)	2,747	545
Series 2018-64, Class GS, IF, IO, 3.93%, 5/20/2048(j)	12,206	1,777
Series 2018-65, Class SE, IF, IO, 3.93%, 5/20/2048(j)	11,535	2,162
Series 2018-92, Class SH, IF, IO, 3.93%, 7/20/2048(j)	6,961	1,141
Series 2018-115, Class DS, IF, IO, 3.93%, 8/20/2048(j)	16,196	2,865
Series 2018-126, Class CS, IF, IO, 3.93%, 9/20/2048(j)	10,711	1,523

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
Series 2018-146, Class S, IF, IO, 3.88%, 10/20/2048(j)	8,928		1,319
Series 2018-147, Class SD, IF, IO, 3.88%, 10/20/2048(j)	19,443		3,143
Series 2018-168, Class SA, IF, IO, 3.83%, 12/20/2048(j)	7,162		1,242
Series 2019-16, Class SB, IF, IO, 3.78%, 2/20/2049(j)	14,787		2,391
Series 2019-22, Class SM, IF, IO, 3.78%, 2/20/2049(j)	26,712		5,107
Series 2019-23, Class JS, IF, IO, 3.78%, 2/20/2049(j)	12,183		1,808
Series 2019-30, Class SA, IF, IO, 3.78%, 3/20/2049(j)	16,993		2,647
Series 2019-38, Class SN, IF, IO, 3.78%, 3/20/2049(j)	12,207		2,516
Series 2019-41, Class CS, IF, IO, 3.78%, 3/20/2049(j)	14,716		2,119
Series 2019-42, Class SJ, IF, IO, 3.78%, 4/20/2049(j)	15,024		2,410
Series 2019-56, Class GS, IF, IO, 3.88%, 5/20/2049(j)	8,079		1,342
Series 2019-70, Class SM, IF, IO, 3.83%, 6/20/2049(j)	8,500		1,472
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(c)(j)	1,452		969
GSR Mortgage Loan Trust
Series 2006-9F, Class 8A1, 5.50%, 8/25/2021	—	(i)	–	(i)
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	306		327
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	274		273
Series 2005-AR3, Class 6A1, 4.47%, 5/25/2035(j)	138		136
Series 2005-AR4, Class 3A5, 4.55%, 7/25/2035(j)	2,391		2,289
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,368		1,433
Series 2005-AR7, Class 6A1, 4.45%, 11/25/2035(j)	1,364		1,392
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	982		819
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,590		1,327
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	871		864
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	455		414
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 2.92%, 8/19/2045(j)	306		304
Homeward Opportunities Fund I Trust
Series 2018-2, Class A1, 3.98%, 11/25/2058(c)(j)	3,735		3,799
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(c)(j)	2,000		2,026
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(c)(j)	1,850		1,874
Impac CMB Trust
Series 2004-5, Class 1A1, 2.99%, 10/25/2034(j)	704		709
Series 2004-6, Class 1A2, 3.05%, 10/25/2034(j)	1,957		1,942
Series 2004-5, Class 1M2, 3.14%, 10/25/2034‡(j)	256		248
Series 2004-7, Class 1A2, 3.19%, 11/25/2034(j)	786		774
Series 2004-9, Class 1A1, 3.03%, 1/25/2035(j)	3,363		3,384
Series 2004-10, Class 2A, 2.91%, 3/25/2035(j)	878		837
Series 2004-10, Class 3A1, 2.97%, 3/25/2035(j)	2,791		2,667
Series 2005-1, Class 1A1, 2.79%, 4/25/2035(j)	571		566
Series 2005-1, Class 1A2, 2.89%, 4/25/2035(j)	699		691
Series 2005-2, Class 1A2, 2.89%, 4/25/2035(j)	644		629
Series 2005-4, Class 1A1A, 2.81%, 5/25/2035(j)	458		454
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	331		323
Impac Secured Assets Trust
Series 2007-3, Class A1B, 2.51%, 9/25/2037(j)	3,341		2,881
Series 2007-3, Class A1C, 2.63%, 9/25/2037(j)	5,598		4,861
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.18%, 4/25/2035(j)	412		412
Series 2005-AR14, Class 2A1A, 2.57%, 7/25/2035(j)	1,274		1,231

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.45%, 5/25/2036(j)(k)	4,347	3,948
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021(k)	48	44
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021(k)	26	26
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022(k)	40	39
Series 2004-A6, Class 1A1, 4.02%, 12/25/2034(j)(k)	173	172
Series 2005-A3, Class 6A6, 4.52%, 6/25/2035(j)(k)	548	559
Series 2007-A1, Class 2A2, 4.52%, 7/25/2035(j)(k)	334	344
Series 2005-A6, Class 1A2, 4.44%, 9/25/2035(j)(k)	492	504
Series 2005-A8, Class 4A1, 4.27%, 11/25/2035(j)(k)	2,455	2,290
Series 2005-A8, Class 1A1, 4.30%, 11/25/2035(j)(k)	187	174
Series 2006-A7, Class 2A4, 4.19%, 1/25/2037(j)(k)	867	833
Series 2007-S1, Class 2A17, 2.60%, 3/25/2037(j)(k)	5,281	2,465
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,302	1,223
Lehman XS Trust
Series 2005-5N, Class 3A1A, 2.57%, 11/25/2035(j)	6,716	6,680
Series 2005-7N, Class 1A1A, 2.81%, 12/25/2035(j)	4,889	4,802
LHOME Mortgage Trust
Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(c)(h)	2,900	2,946
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(c)	3,660	3,657
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(c)(h)	580	580
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	228	221
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	469	505
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,140	1,216
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	398	406
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	293	239
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	767	729
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 4.30%, 4/25/2035(j)	92	90
Series 2005-1, Class 2A2, 4.30%, 4/25/2035(j)	290	282
Series 2006-1, Class 2A1, 4.32%, 2/25/2036(j)	1,297	1,312
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	338	288
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(c)(j)	6,762	6,804
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	812	797
Series 2004-8AR, Class 4A1, 4.50%, 10/25/2034(j)	1,100	1,133
Series 2004-9, Class 1A, 5.37%, 11/25/2034(j)	717	766
Series 2005-4, Class 1A, 5.00%, 8/25/2035	32	32
MortgageIT Trust
Series 2005-3, Class A1, 2.87%, 8/25/2035(j)	3,303	3,278
Series 2005-5, Class A1, 2.79%, 12/25/2035(j)	493	488
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(c)(j)	6,998	7,070
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(c)(j)	7,969	8,091
Series 2019-NQM2, Class M1, 4.27%, 4/25/2049‡(c)(j)	2,000	2,045
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(h)	27	28
OBX Trust Series 2018-EXP1, Class 2A1B, 3.12%, 4/25/2048(c)(j)	2,120	2,096
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.66%, 11/25/2035(j)	323	324
Series 2005-5, Class 1APT, 2.55%, 12/25/2035(j)	2,117	1,978

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 2.48%, 4/25/2036(j)	689	655
Series 2006-1, Class 1AC1, 2.57%, 4/25/2036(j)	2,463	2,377
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 5.16%, 5/27/2023(c)(j)	806	806
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85%, 5/25/2035(j)	220	220
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(c)(h)	13,635	13,763
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	4	4
Series 2005-QS2, Class A1, 5.50%, 2/25/2035	103	104
Series 2005-QA5, Class A2, 5.28%, 4/25/2035(j)	2,210	2,158
Series 2005-QS6, Class A1, 5.00%, 5/25/2035	2,021	1,938
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	1,077	1,055
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,843	1,741
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	2,009	1,887
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	3,280	3,057
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	37	37
Series 2005-A3, Class A2, 5.50%, 4/25/2035	3,577	3,099
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	2,168	1,967
Series 2005-A14, Class A1, 5.50%, 12/25/2035	180	145
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,819	3,108
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	9,110	7,788
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	18	18
Series 2005-SA1, Class 3A, 4.64%, 3/25/2035(j)	208	210
Series 2005-S7, Class A6, 5.50%, 11/25/2035	140	136
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,552	2,407
Series 2006-SA4, Class 2A1, 5.36%, 11/25/2036(j)	2,617	2,512
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.10%, 7/25/2056(j)	311,917	463
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 2.47%, 7/20/2036(j)	881	855
Series 2018-2, Class A4, 3.50%, 2/25/2048(c)(j)	7,214	7,302
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(c)(j)	4,031	4,066
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(c)(j)	5,069	5,112
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(c)(j)	5,741	5,822
Series 2019-1, Class A1, 2.94%, 6/25/2049(c)(j)	8,814	8,800
Series 2019-1, Class M1, 3.76%, 6/25/2049(c)(j)	6,250	6,240
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.25%, 2/25/2035(j)	437	443
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Class B1, 5.43%, 12/25/2033‡(j)	734	592
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(c)(h)	5,620	5,648
Series 2019-1, Class A1, 4.46%, 3/25/2022(c)(h)	7,400	7,497
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(c)(j)	6,669	6,730
Series 2018-3, Class A1, 4.11%, 10/25/2058(c)(j)	4,578	4,640
Series 2019-1, Class A1, 3.84%, 2/25/2059(c)(j)	5,645	5,710
Series 2019-2, Class B1, 4.44%, 4/25/2059‡(c)(j)	1,700	1,717
Series 2019-INV2, Class M1, 3.50%, 7/25/2059(c)(j)	2,000	1,997
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(c)	2,000	2,000
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(c)(j)	1,000	1,013
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(c)	1,100	1,114
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 4.23%, 10/25/2034(j)	1,323	1,337
Series 2005-AR5, Class A6, 4.37%, 5/25/2035(j)	3,420	3,501
Series 2005-AR7, Class A3, 4.27%, 8/25/2035(j)	1,231	1,254
Series 2005-AR14, Class 1A3, 4.18%, 12/25/2035(j)	1,908	1,898

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-AR14, Class 1A4, 4.18%, 12/25/2035(j)	1,273	1,266
Series 2005-AR16, Class 1A1, 4.23%, 12/25/2035(j)	809	806
Series 2005-AR18, Class 1A3A, 4.24%, 1/25/2036(j)	87	89
Series 2006-AR2, Class 1A1, 4.20%, 3/25/2036(j)	396	386
Series 2004-AR10, Class A1B, 2.69%, 7/25/2044(j)	1,219	1,227
Series 2005-AR15, Class A1A1, 2.53%, 11/25/2045(j)	52	53
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	562	549
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	963	913
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	975	956
Series 2005-4, Class CB7, 5.50%, 6/25/2035	660	645
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	3,233	3,139
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	1,017	1,015
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	232	198
Series 2007-1, Class 1A7, 2.87%, 2/25/2037(j)	5,101	3,797
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.86%, 8/25/2034(j)	2,672	2,743
Series 2004-N, Class A7, 4.86%, 8/25/2034(j)	2,537	2,605
Series 2004-M, Class A1, 4.87%, 8/25/2034(j)	1,747	1,837
Series 2004-Q, Class 1A1, 4.76%, 9/25/2034(j)	490	505
Series 2004-Q, Class 1A2, 4.76%, 9/25/2034(j)	302	313
Series 2004-BB, Class A5, 4.95%, 1/25/2035(j)	341	350
Series 2004-DD, Class 1A1, 5.01%, 1/25/2035(j)	3,797	3,989
Series 2004-DD, Class 2A6, 5.02%, 1/25/2035(j)	311	323
Series 2005-AR3, Class 2A1, 4.91%, 3/25/2035(j)	379	390
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035(j)	80	82
Series 2005-AR4, Class 2A2, 5.10%, 4/25/2035(j)	167	170
Series 2005-AR5, Class 1A1, 5.22%, 4/25/2035(j)	1,040	1,055
Series 2005-AR7, Class 2A1, 5.09%, 5/25/2035(j)	34	34
Series 2005-AR11, Class 1A1, 4.84%, 6/25/2035(j)	438	448
Series 2005-AR10, Class 1A1, 4.96%, 6/25/2035(j)	1,490	1,507
Series 2005-AR8, Class 1A1, 4.99%, 6/25/2035(j)	1,929	1,942
Series 2005-AR15, Class 1A6, 4.69%, 9/25/2035(j)	343	341
Series 2005-AR16, Class 7A1, 4.77%, 10/25/2035(j)	180	182
Series 2005-AR16, Class 6A3, 4.95%, 10/25/2035(j)	1,088	1,112
Series 2006-AR6, Class 5A1, 4.93%, 3/25/2036(j)	799	815
Series 2006-AR2, Class 2A1, 5.00%, 3/25/2036(j)	998	1,025
Series 2006-AR2, Class 2A3, 5.00%, 3/25/2036(j)	176	180
Series 2006-4, Class 1A9, 5.75%, 4/25/2036	186	187
Series 2006-AR19, Class A3, 4.87%, 12/25/2036(j)	280	279
Series 2007-2, Class 1A13, 6.00%, 3/25/2037	202	198
Series 2007-15, Class A1, 6.00%, 11/25/2037	369	375

		759,063

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $753,505)		765,702

ASSET-BACKED SECURITIES — 5.2%
Canada — 0.0%(a)
Golden Credit Card Trust Series 2016-5A, Class A, 1.60%, 9/15/2021(c)	2,800	2,797

Cayman Islands — 0.1%
BlueMountain CLO Ltd.
Series 2015-1A, Class C, 6.05%, 4/13/2027‡(c)(j)	285	284
Series 2012-2A, Class DR2, 5.42%, 11/20/2028‡(c)(j)	1,500	1,469
Series 2014-2A, Class DR2, 5.38%, 10/20/2030‡(c)(j)	1,675	1,591
Series 2018-3A, Class D, 5.53%, 10/25/2030‡(c)(j)	1,285	1,234
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, Class CR, 5.03%, 4/20/2027‡(c)(j)	1,250	1,227

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 4.10%, 10/17/2031‡(c)(j)	943	939
Series 2014-5A, Class DR2, 5.70%, 10/17/2031‡(c)(j)	275	267
LCM 28 Ltd. Series 28A, Class B, 3.88%, 10/20/2030‡(c)(j)	975	968
Voya CLO Ltd.
Series 2019-1A, Class A, 3.81%, 4/15/2029(c)(j)	2,366	2,371
Series 2019-1A, Class D, 5.94%, 4/15/2029‡(c)(j)	2,060	2,044
Series 2016-3A, Class CR, 5.55%, 10/18/2031‡(c)(j)	1,050	1,018

		13,412

United States — 5.1%
ABFC Trust
Series 2003-OPT1, Class A1A, 3.09%, 4/25/2033‡(j)	227	228
Series 2004-OPT3, Class M1, 3.02%, 9/25/2033‡(j)	667	652
Series 2004-HE1, Class M1, 3.17%, 3/25/2034‡(j)	1,342	1,346
Series 2005-WF1, Class M1, 2.81%, 11/25/2034‡(j)	914	914
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(c)	915	919
Series 2019-1, Class A, 3.75%, 5/20/2022(c)	708	713
Series 2019-1, Class B, 4.47%, 10/20/2022(c)	3,145	3,204
Series 2018-1, Class C, 6.81%, 2/21/2023(c)	715	724
Series 2019-1, Class C, 6.41%, 2/20/2024(c)	2,050	2,099
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 3.14%, 1/25/2035‡(j)	784	786
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 3.56%, 11/25/2032‡(j)	841	863
Series 2003-NC1, Class M1, 3.44%, 7/25/2033‡(j)	570	567
Series 2003-HE1, Class M1, 3.24%, 11/25/2033(j)	1,023	1,016
Series 2003-OP1, Class M1, 3.32%, 12/25/2033‡(j)	3,049	3,062
Series 2004-OP1, Class M2, 3.84%, 4/25/2034‡(j)	3,239	3,217
Series 2004-HE4, Class M2, 3.24%, 12/25/2034‡(j)	1,262	1,253
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	829	829
Series 2017-1, Class A3, 1.70%, 6/15/2021	553	552
Series 2017-3, Class A3, 1.74%, 9/15/2021	3,386	3,375
Series 2017-4, Class A3, 1.75%, 12/15/2021	1,767	1,763
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	1,816	1,855
Series 2018-3, Class E, 5.17%, 10/15/2024(c)	1,545	1,595
Series 2017-4, Class E, 5.02%, 12/10/2024(c)	420	429
Series 2018-4, Class D, 4.40%, 1/13/2025(c)	3,280	3,380
Series 2018-4, Class E, 5.38%, 1/13/2025(c)	725	753
Series 2019-1, Class D, 3.81%, 4/14/2025(c)	3,850	3,922
Series 2019-1, Class E, 4.84%, 4/14/2025(c)	2,505	2,558
Series 2019-2, Class E, 4.29%, 6/12/2025(c)	480	481
Series 2018-3, Class F, 6.44%, 6/12/2025(c)	1,255	1,288
Series 2018-4, Class F, 6.94%, 10/13/2025(c)	1,045	1,087
Series 2019-1, Class F, 6.06%, 12/12/2025(c)	1,630	1,661
Series 2019-2, Class F, 5.81%, 6/12/2026(c)	510	515
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3, 1.53%, 7/8/2021	1,036	1,036
Series 2017-1, Class A3, 1.87%, 8/18/2021	432	431
Series 2018-2, Class A2A, 2.86%, 11/18/2021	1,541	1,544
Series 2017-2, Class A3, 1.98%, 12/20/2021	1,192	1,190
Series 2018-3, Class A2A, 3.11%, 1/18/2022	2,647	2,655
Series 2019-1, Class C, 3.36%, 2/18/2025	925	944
Series 2019-1, Class D, 3.62%, 3/18/2025	1,185	1,213
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 3.48%, 9/25/2032‡(j)	503	512
Series 2004-R8, Class M1, 3.23%, 9/25/2034‡(j)	62	62
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 2.87%, 2/25/2034‡(j)	800	780

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-R1, Class M1, 3.06%, 2/25/2034‡(j)	2,075	2,087
Series 2004-R1, Class M2, 3.14%, 2/25/2034‡(j)	372	361
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 4.42%, 10/25/2033‡(j)	901	885
Series 2004-W3, Class A3, 3.09%, 2/25/2034‡(j)	1,533	1,489
Series 2004-W2, Class M2, 4.14%, 4/25/2034‡(j)	560	571
Series 2004-W2, Class M3, 4.37%, 4/25/2034‡(j)	413	410
Series 2004-W6, Class M1, 3.09%, 5/25/2034‡(j)	793	797
Series 2004-W7, Class M2, 3.17%, 5/25/2034‡(j)	444	447
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 2.86%, 11/15/2031(j)	1,604	1,581
Series 2003-HE3, Class M2, 5.33%, 6/15/2033‡(j)	89	91
Series 2003-HE4, Class M1, 3.57%, 8/15/2033(j)	1,335	1,341
Series 2003-HE4, Class M2, 4.91%, 8/15/2033‡(j)	1,005	999
Series 2004-HE2, Class M2, 4.14%, 4/25/2034‡(j)	1,347	1,341
Series 2004-HE7, Class M2, 3.84%, 10/25/2034‡(j)	937	948
Series 2005-HE6, Class M4, 3.23%, 7/25/2035‡(j)	500	501
BA Credit Card Trust Series 2017-A1, Class A1, 1.95%, 8/15/2022	1,654	1,650
Bayview Financial Acquisition Trust Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(h)	298	310
Bayview Financial Mortgage Pass-Through Trust Series 2006-C, Class 1A2, 5.64%, 11/28/2036‡(h)	164	166
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 4.14%, 8/25/2034‡(j)	3,288	3,290
Series 2004-HE11, Class M2, 3.84%, 12/25/2034‡(j)	1,210	1,228
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 3.17%, 12/25/2033‡(j)	376	371
Series 2003-SD1, Class M1, 3.54%, 12/25/2033‡(j)	388	379
Series 2004-HE2, Class M2, 4.07%, 3/25/2034‡(j)	1,131	1,142
Series 2003-1, Class M1, 3.92%, 11/25/2042‡(j)	369	353
Series 2004-SD4, Class A1, 3.17%, 8/25/2044‡(j)	1,398	1,410
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	287	287
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	1,500	1,499
CarMax Auto Owner Trust
Series 2016-2, Class A4, 1.68%, 9/15/2021	2,892	2,878
Series 2018-3, Class A2A, 2.88%, 10/15/2021	64	64
Series 2017-1, Class A3, 1.98%, 11/15/2021	142	142
CDC Mortgage Capital Trust Series 2003-HE1, Class M1, 3.62%, 8/25/2033(j)	366	366
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 2.87%, 1/25/2034‡(j)	3,556	3,548
Series 2004-C, Class M2, 3.06%, 6/25/2034‡(j)	579	578
Series 2004-D, Class MV2, 2.96%, 9/25/2034‡(j)	191	191
Series 2004-D, Class MF2, 5.56%, 9/25/2034‡(h)	603	620
Series 2004-D, Class MF3, 5.76%, 9/25/2034‡(h)	1,640	1,697
Chase Funding Loan Acquisition Trust
Series 2004-AQ1, Class M1, 3.36%, 5/25/2034‡(j)	1,116	1,131
Series 2004-OPT1, Class M2, 3.77%, 6/25/2034‡(j)	876	884
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(j)	248	241
Series 2003-4, Class 2M1, 3.17%, 3/25/2033‡(j)	117	112
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	907
Series 2003-4, Class 1A5, 5.19%, 5/25/2033‡(h)	1,095	1,126
Series 2004-1, Class 2M1, 3.02%, 9/25/2033‡(j)	383	380
Series 2003-6, Class 2A2, 2.85%, 11/25/2034‡(j)	2,345	2,288
Series 2003-6, Class 2M1, 3.02%, 11/25/2034‡(j)	1,463	1,456
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(j)	1,803	1,919
CHEC Loan Trust Series 2004-1, Class M1, 3.17%, 7/25/2034‡(c)(j)	1,002	961
Citibank Credit Card Issuance Trust
Series 2017-A9, Class A9, 1.80%, 9/20/2021	2,780	2,778

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
Series 2016-A1, Class A1, 1.75%, 11/19/2021	6,440		6,430
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(h)	3,129		3,271
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 3.32%, 2/25/2035‡(j)	218		210
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(h)	46		47
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(c)	1,028		1,034
Series 2018-A, Class C, 6.02%, 1/15/2023‡(c)	807		813
Series 2019-A, Class B, 4.36%, 10/16/2023‡(c)	1,600		1,607
Series 2019-A, Class C, 5.29%, 10/16/2023‡(c)	1,590		1,596
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023‡(c)	94		94
Series 2018-NP1, Class C, 4.74%, 5/15/2024(c)	2,128		2,144
Continental Airlines Pass-Through Trust Series 2004-ERJ1, 9.56%, 9/1/2019	—	(i)	–	(i)
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.39%, 12/25/2032‡(j)	503		503
Series 2003-3, Class 3A, 2.81%, 11/25/2033‡(j)	1,170		1,149
Series 2004-BC1, Class M1, 3.02%, 2/25/2034(j)	973		972
Series 2004-2, Class M1, 3.02%, 5/25/2034‡(j)	4,680		4,681
Series 2004-3, Class M1, 3.02%, 6/25/2034‡(j)	983		978
Series 2004-3, Class M2, 3.09%, 6/25/2034‡(j)	435		434
Series 2004-BC4, Class M1, 3.32%, 11/25/2034‡(j)	163		164
Series 2004-ECC2, Class M2, 3.24%, 12/25/2034‡(j)	373		374
Series 2005-12, Class M2, 2.76%, 2/25/2036‡(j)	3,000		2,996
Series 2005-AB4, Class 2A1, 2.54%, 3/25/2036‡(j)	1,991		1,830
Series 2006-19, Class 2A2, 2.43%, 3/25/2037‡(j)	6,306		6,281
Countrywide Partnership Trust Series 2004-EC1, Class M2, 3.21%, 1/25/2035‡(j)	719		722
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(c)	820		847
Credit Acceptance Auto Loan Trust Series 2019-1A, Class B, 3.75%, 4/17/2028(c)	4,875		4,993
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB2, Class M1, 3.05%, 7/25/2033‡(j)	1,195		1,178
Series 2003-CB6, Class M1, 3.32%, 12/25/2033‡(j)	2,026		2,014
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(j)	671		688
CWABS, Inc. Asset-Backed Certificates
Series 2003-BC1, Class A1, 3.07%, 3/25/2033‡(j)	2,208		2,194
Series 2004-1, Class M3, 3.24%, 2/25/2034‡(j)	1,016		1,016
Series 2004-1, Class M2, 3.09%, 3/25/2034‡(j)	566		565
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 3.27%, 7/25/2034‡(j)	1,536		1,541
Series 2004-6, Class M2, 3.24%, 10/25/2034‡(j)	532		529
Dell Equipment Finance Trust Series 2017-2, Class A3, 2.19%, 10/24/2022(c)	565		564
Discover Card Execution Note Trust Series 2016-A4, Class A4, 1.39%, 3/15/2022	3,822		3,817
Drive Auto Receivables Trust
Series 2018-5, Class A2A, 3.08%, 7/15/2021	1,012		1,012
Series 2018-3, Class A3, 3.01%, 11/15/2021	636		637
Series 2018-4, Class A3, 3.04%, 11/15/2021	901		901
Series 2019-3, Class C, 2.90%, 8/15/2025	2,390		2,396
Series 2018-4, Class D, 4.09%, 1/15/2026	1,920		1,973
Series 2018-5, Class D, 4.30%, 4/15/2026	1,830		1,893
Series 2019-1, Class D, 4.09%, 6/15/2026	1,685		1,730
Series 2019-3, Class D, 3.18%, 10/15/2026	2,010		2,027
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049(c)	2,080		2,145
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(c)	2,620		2,710
Series 2019-1A, Class D, 3.87%, 11/15/2024(c)	3,285		3,348
Series 2017-4A, Class E, 5.15%, 11/15/2024(c)	1,525		1,576
Series 2018-2A, Class E, 5.54%, 6/16/2025(c)	685		717

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3A, Class E, 5.33%, 11/17/2025(c)	2,732	2,845
Series 2019-1A, Class E, 4.94%, 2/17/2026(c)	3,690	3,780
Series 2019-2A, Class E, 4.46%, 5/15/2026(c)	4,167	4,209
Series 2019-3A, Class E, 3.85%, 8/17/2026(c)	3,900	3,897
Equity One Mortgage Pass-Through Trust Series 2003-4, Class M1, 5.87%, 10/25/2034‡(h)	361	368
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(c)	940	999
Series 2018-4A, Class C, 3.97%, 9/15/2023(c)	2,930	2,986
Series 2018-2A, Class D, 4.04%, 3/15/2024(c)	550	562
Series 2018-3A, Class E, 5.43%, 8/15/2024(c)	990	1,023
Series 2018-4A, Class D, 4.35%, 9/16/2024(c)	1,190	1,229
Series 2019-1A, Class C, 3.82%, 12/16/2024(c)	1,240	1,266
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	2,320	2,393
Series 2018-4A, Class E, 5.38%, 7/15/2025(c)	1,050	1,090
Series 2019-3A, Class D, 3.11%, 8/15/2025(c)	2,385	2,390
Series 2019-1A, Class E, 5.20%, 1/15/2026(c)	2,900	3,024
Series 2019-2A, Class E, 4.68%, 5/15/2026(c)	10,840	11,046
Series 2019-3A, Class E, 4.00%, 8/17/2026(c)	833	834
FFMLT Trust Series 2005-FF11, Class M1, 2.91%, 11/25/2035‡(j)	5,030	5,028
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 3.21%, 11/25/2034‡(j)	163	155
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 3.09%, 5/25/2034‡(j)	678	675
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 3.17%, 3/25/2034‡(j)	3,513	3,520
Series 2004-FF5, Class A1, 2.99%, 8/25/2034‡(j)	1,683	1,683
Series 2005-FF10, Class A1, 2.57%, 11/25/2035‡(j)	8,421	8,254
Series 2006-FF8, Class IIA3, 2.42%, 7/25/2036‡(j)	560	558
Flagship Credit Auto Trust
Series 2016-3, Class E, 6.25%, 10/15/2023(c)	1,460	1,525
Series 2018-4, Class C, 4.11%, 10/15/2024(c)	825	855
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	6	6
Series 2018-A, Class A2A, 2.59%, 2/15/2021	1,441	1,442
Series 2016-C, Class A3, 1.22%, 3/15/2021	932	929
Series 2017-A, Class A3, 1.67%, 6/15/2021	2,676	2,669
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025‡(c)	1,135	1,164
Series 2019-1, Class A, 3.42%, 6/18/2026(c)	1,994	1,998
Series 2019-1, Class B, 3.87%, 6/18/2026‡(c)	2,320	2,343
Series 2019-1, Class C, 5.39%, 6/18/2026‡(c)	1,760	1,796
Fremont Home Loan Trust
Series 2003-A, Class M1, 3.24%, 8/25/2033‡(j)	1,677	1,650
Series 2002-1, Class M1, 3.52%, 8/25/2033‡(j)	1,634	1,649
Series 2004-B, Class M2, 3.21%, 5/25/2034‡(j)	414	422
Series 2004-2, Class M2, 3.20%, 7/25/2034(j)	386	390
Series 2004-C, Class M1, 3.24%, 8/25/2034‡(j)	715	719
Series 2004-D, Class M1, 3.14%, 11/25/2034(j)	1,799	1,805
Series 2004-D, Class M2, 3.17%, 11/25/2034(j)	298	290
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class C, 3.87%, 12/16/2024(c)	1,485	1,515
Series 2019-1A, Class D, 4.94%, 12/15/2025(c)	540	559
Series 2019-2A, Class D, 4.52%, 2/17/2026(c)	1,000	1,014
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(c)	820	844
Series 2018-3A, Class D, 5.34%, 8/15/2025(c)	860	892
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	352	352
Series 2017-2, Class A3, 2.02%, 9/21/2020	3,039	3,036
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(c)	1,569	1,564

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A2A, 2.74%, 7/16/2021	1,293	1,295
Series 2019-2, Class A2A, 2.66%, 6/16/2022	4,958	4,969
GSAA Home Equity Trust Series 2005-6, Class A3, 2.64%, 6/25/2035‡(j)	259	259
GSAMP Trust
Series 2003-SEA, Class A1, 2.67%, 2/25/2033‡(j)	968	962
Series 2003-HE1, Class M1, 3.52%, 6/20/2033‡(j)	1,724	1,740
Series 2005-NC1, Class M1, 2.94%, 2/25/2035‡(j)	1,175	1,177
Series 2005-HE3, Class M2, 3.27%, 6/25/2035‡(j)	102	102
Series 2006-FM1, Class A2C, 2.43%, 4/25/2036‡(j)	2,849	2,100
Series 2006-HE4, Class A2C, 2.42%, 6/25/2036‡(j)	981	976
Series 2007-SEA1, Class A, 2.57%, 12/25/2036‡(c)(j)	5,509	5,328
Series 2006-HE3, Class A2C, 2.43%, 5/25/2046(j)	3,980	3,934
Home Equity Asset Trust
Series 2002-5, Class M1, 3.97%, 5/25/2033‡(j)	2,835	2,843
Series 2003-3, Class M1, 3.56%, 8/25/2033‡(j)	680	683
Series 2004-6, Class M2, 3.17%, 12/25/2034‡(j)	443	441
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.39%, 11/25/2034‡(j)	400	401
Series 2004-C, Class M1, 3.11%, 3/25/2035‡(j)	7,027	7,036
Series 2004-C, Class M2, 3.17%, 3/25/2035‡(j)	789	793
Honda Auto Receivables Owner Trust
Series 2018-3, Class A2, 2.67%, 12/22/2020	2,515	2,518
Series 2017-1, Class A3, 1.72%, 7/21/2021	2,691	2,684
Series 2017-2, Class A3, 1.68%, 8/16/2021	3,005	2,996
Hyundai Auto Lease Securitization Trust Series 2017-B, Class A3, 1.97%, 7/15/2020(c)	2,915	2,913
Hyundai Auto Receivables Trust Series 2016-B, Class A3, 1.29%, 4/15/2021	465	464
Lendmark Funding Trust
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(c)	655	656
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(c)	1,110	1,134
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 2.83%, 7/25/2031‡(j)	434	438
Series 2002-5, Class M1, 3.51%, 11/25/2032‡(j)	2,043	2,043
Series 2003-4, Class M1, 3.29%, 8/25/2033‡(j)	170	170
Series 2004-3, Class M2, 3.17%, 7/25/2034‡(j)	682	680
Series 2004-3, Class M4, 3.88%, 7/25/2034‡(j)	445	446
Series 2004-3, Class M6, 4.40%, 7/25/2034‡(j)	478	474
Series 2004-4, Class M1, 3.17%, 10/25/2034‡(j)	1,307	1,312
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(c)	2,050	2,098
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 6.39%, 12/25/2032‡(j)	2,407	2,480
Series 2004-OPT2, Class M1, 3.17%, 9/25/2034‡(j)	503	495
Series 2004-OPT2, Class M2, 3.24%, 9/25/2034‡(j)	739	731
Series 2005-NC1, Class M2, 3.02%, 12/25/2034‡(j)	833	828
Series 2005-NC1, Class M4, 3.41%, 12/25/2034‡(j)	799	807
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(c)	2,780	2,839
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A2, 3.04%, 12/15/2020	2,133	2,137
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A2A, 2.71%, 4/15/2021	276	276
Series 2015-1, Class A4, 1.75%, 12/15/2021	618	618
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.24%, 7/25/2034(j)	359	352
Series 2004-WMC5, Class M5, 3.99%, 7/25/2035‡(j)	60	60
Series 2004-HE2, Class M1, 3.47%, 8/25/2035‡(j)	205	206
Series 2005-FM1, Class M1, 2.99%, 5/25/2036(j)	1,323	1,309
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(c)(h)	5,941	5,920
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(c)(h)	13,617	13,734
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(c)(h)	8,126	8,189

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 3.29%, 10/25/2033‡(j)	687	683
Series 2004-HE1, Class M1, 3.12%, 1/25/2034‡(j)	2,405	2,380
Series 2004-NC3, Class M1, 3.06%, 3/25/2034‡(j)	2,036	2,020
Series 2004-HE3, Class M1, 3.12%, 3/25/2034‡(j)	2,943	2,892
Series 2004-HE2, Class M2, 4.07%, 3/25/2034‡(j)	160	147
Series 2004-HE3, Class M2, 4.14%, 3/25/2034‡(j)	805	785
Series 2004-HE2, Class M3, 4.44%, 3/25/2034‡(j)	1,033	695
Series 2004-NC5, Class M1, 3.17%, 5/25/2034‡(j)	4,080	4,087
Series 2004-WMC2, Class M1, 3.18%, 7/25/2034‡(j)	1,540	1,546
Series 2004-WMC2, Class M2, 4.07%, 7/25/2034‡(j)	467	470
Series 2004-NC6, Class M2, 4.14%, 7/25/2034‡(j)	513	508
Series 2004-HE6, Class M1, 3.09%, 8/25/2034‡(j)	631	630
Series 2004-HE6, Class M2, 3.17%, 8/25/2034‡(j)	944	939
Series 2004-HE7, Class M2, 3.21%, 8/25/2034‡(j)	249	252
Series 2004-HE6, Class M3, 3.24%, 8/25/2034‡(j)	639	638
Series 2004-HE7, Class M3, 3.29%, 8/25/2034‡(j)	64	64
Series 2004-HE8, Class M1, 3.23%, 9/25/2034‡(j)	2,073	2,080
Series 2004-HE8, Class M2, 3.29%, 9/25/2034‡(j)	336	335
Series 2004-NC8, Class M3, 3.38%, 9/25/2034‡(j)	500	495
Series 2004-HE8, Class M3, 3.39%, 9/25/2034(j)	590	588
Series 2004-OP1, Class M2, 3.18%, 11/25/2034‡(j)	395	392
Series 2004-OP1, Class M3, 3.29%, 11/25/2034‡(j)	746	748
Series 2005-HE1, Class M2, 2.97%, 12/25/2034‡(j)	360	342
Series 2005-HE1, Class M3, 3.05%, 12/25/2034‡(j)	984	953
Series 2005-NC1, Class M3, 3.03%, 1/25/2035‡(j)	263	260
Series 2004-WMC3, Class M2, 3.06%, 1/25/2035‡(j)	2,844	2,819
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 2.42%, 2/25/2037‡(j)	3,940	1,802
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 3.45%, 7/25/2033‡(j)	114	113
Series 2003-B, Class M2, 4.74%, 11/25/2033‡(j)	560	565
Series 2004-1, Class M1, 3.15%, 5/25/2034‡(j)	2,269	2,274
Series 2004-2, Class M2, 3.20%, 8/25/2034‡(j)	163	163
Series 2004-2, Class M4, 4.07%, 8/25/2034‡(j)	760	762
Series 2004-2, Class M6, 4.52%, 8/25/2034‡(j)	648	655
Series 2004-3, Class M2, 3.24%, 11/25/2034‡(j)	445	448
Series 2004-3, Class M3, 3.33%, 11/25/2034‡(j)	346	349
Series 2004-4, Class M1, 3.03%, 2/25/2035‡(j)	3,856	3,824
Series 2004-4, Class M2, 3.06%, 2/25/2035‡(j)	431	430
Series 2005-1, Class M3, 3.05%, 3/25/2035‡(j)	292	285
Series 2006-2, Class A2B, 2.43%, 8/25/2036‡(j)	1,875	1,800
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(c)	924	932
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(c)	757	763
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.32%, 1/15/2021	105	105
Series 2017-A, Class A3, 1.74%, 8/16/2021	2,594	2,587
Series 2019-B, Class A2, 2.56%, 3/15/2022	3,665	3,675
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 5.04%, 9/25/2033‡(j)	1,191	1,192
Series 2004-2, Class M4, 4.07%, 9/25/2034‡(j)	2,284	2,240
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057‡(c)(h)	3,032	3,026
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057‡(c)(h)	2,803	2,788
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(c)	250	252
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(c)	755	760
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(c)	915	964
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(c)	990	1,015

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 2.91%, 8/25/2033‡(j)	394	389
Series 2003-5, Class M2, 4.59%, 8/25/2033‡(j)	186	191
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 2.77%, 8/25/2032‡(j)	3,361	3,326
Series 2002-3, Class A2, 2.81%, 8/25/2032‡(j)	612	607
Series 2004-3, Class M2, 3.12%, 11/25/2034‡(j)	552	556
People’s Choice Home Loan Securities Trust Series 2004-2, Class M3, 3.99%, 10/25/2034‡(j)	1,910	1,935
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.62%, 4/25/2023(c)(j)	2,878	2,880
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 5.12%, 2/25/2023(c)(j)	3,715	3,721
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(c)	780	801
Series 2018-1A, Class D, 4.14%, 10/15/2024(c)	865	899
Series 2018-1A, Class E, 5.03%, 1/15/2026(c)	635	657
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL3, Class A1, 4.12%, 8/25/2033‡(c)(h)	6,717	6,726
Series 2019-NPL2, Class A1, 3.84%, 12/25/2058‡(c)(h)	4,688	4,700
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058‡(c)(h)	5,500	5,514
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(c)(h)	8,799	8,856
Series 2019-NPL1, Class A2, 5.93%, 7/25/2060‡(c)(h)	5,000	5,014
PRPM LLC
Series 2017-2A, Class A1, 3.47%, 9/25/2022‡(c)(h)	1,352	1,356
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(c)(h)	9,188	9,295
Series 2019-2A, Class A2, 5.44%, 4/25/2024‡(c)(h)	3,250	3,264
Series 2019-3A, Class A1, 3.35%, 7/25/2024(c)(h)	5,000	4,993
RAAC Trust Series 2005-RP3, Class M1, 3.07%, 5/25/2039‡(c)(j)	147	147
RAMP Trust
Series 2002-RS2, Class AI5, 5.96%, 3/25/2032‡(j)	443	461
Series 2006-RZ3, Class M1, 2.62%, 8/25/2036‡(j)	5,500	5,483
RASC Trust
Series 2001-KS3, Class AII, 2.73%, 9/25/2031‡(j)	414	410
Series 2005-EMX1, Class M1, 2.91%, 3/25/2035‡(j)	2,011	2,014
Series 2005-KS2, Class M1, 2.91%, 3/25/2035‡(j)	920	921
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 3.77%, 12/25/2032‡(j)	876	883
Series 2003-1, Class M1, 3.77%, 6/25/2033‡(j)	330	327
Series 2003-3, Class M1, 3.36%, 12/25/2033‡(j)	1,142	1,132
Series 2003-3, Class M2F, 6.18%, 12/25/2033‡(h)	1,077	1,116
Series 2003-4, Class M1, 3.12%, 3/25/2034‡(j)	1,578	1,592
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	852	823
Series 2004-1, Class M1, 3.14%, 5/25/2034‡(j)	384	370
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(h)	193	200
Series 2005-2, Class AV3, 2.64%, 8/25/2035‡(j)	935	913
Santander Drive Auto Receivables Trust
Series 2018-5, Class A2A, 2.97%, 7/15/2021	690	691
Series 2019-1, Class C, 3.42%, 4/15/2025	2,123	2,154
Series 2019-1, Class D, 3.65%, 4/15/2025	4,025	4,104
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(c)	1,782	1,810
Series 2018-A, Class F, 6.80%, 9/15/2025(c)	2,699	2,765
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 3.84%, 8/25/2034‡(j)	668	670
Saxon Asset Securities Trust
Series 2003-3, Class M1, 3.24%, 12/25/2033‡(j)	3,912	3,804
Series 2004-2, Class MV2, 4.07%, 8/25/2035‡(j)	1,059	1,065
Series 2004-2, Class AF3, 4.16%, 8/25/2035‡(j)	62	63
Series 2005-2, Class M2, 2.93%, 10/25/2035(j)	3,304	3,231
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 3.05%, 2/25/2034‡(j)	1,873	1,882

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-OP1, Class M2, 3.92%, 2/25/2034‡(j)	532		530
Series 2004-OP2, Class M1, 3.24%, 8/25/2034‡(j)	2,631		2,622
Series 2005-OP1, Class M2, 2.94%, 1/25/2035‡(j)	1,073		1,064
Series 2005-FR2, Class M2, 3.24%, 3/25/2035‡(j)	639		640
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 3.87%, 2/25/2035‡(j)	687		688
Series 2004-BC3, Class M1, 3.20%, 7/25/2035‡(j)	917		916
Stanwich Mortgage Loan Trust Series 2018-NPB2, Class A1, 4.50%, 10/18/2023‡(c)(h)	6,917		6,967
Structured Asset Investment Loan Trust
Series 2003-BC3, Class M1, 3.69%, 4/25/2033‡(j)	34		34
Series 2003-BC6, Class M1, 3.39%, 7/25/2033‡(j)	566		567
Series 2003-BC7, Class M1, 3.39%, 7/25/2033‡(j)	211		211
Series 2003-BC11, Class M2, 4.82%, 10/25/2033‡(j)	115		124
Series 2003-BC12, Class M1, 3.24%, 11/25/2033‡(j)	309		298
Series 2004-1, Class M1, 3.24%, 2/25/2034‡(j)	37		35
Series 2004-1, Class M2, 4.97%, 2/25/2034‡(j)	—	(i)	—	(i)
Series 2004-5, Class M3, 3.20%, 5/25/2034‡(j)	585		584
Series 2004-6, Class M1, 3.17%, 7/25/2034‡(j)	1,426		1,416
Series 2004-7, Class M1, 3.32%, 8/25/2034‡(j)	1,064		1,061
Series 2004-8, Class M2, 3.20%, 9/25/2034‡(j)	416		414
Series 2004-BNC1, Class A5, 3.51%, 9/25/2034‡(j)	187		188
Series 2005-HE2, Class M1, 2.99%, 7/25/2035‡(j)	636		638
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 2.44%, 12/25/2036‡(j)	3,584		3,476
Series 2006-BC6, Class A4, 2.44%, 1/25/2037(j)	7,322		7,212
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	2,639		2,570
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A2A, 2.77%, 8/16/2021	4,116		4,125
Series 2019-B, Class A2A, 2.59%, 2/15/2022	3,201		3,209
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(c)	1,188		1,192
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(c)	511		513
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(c)(h)	13,511		13,564
Series 2019-NPL3, Class A1, 3.97%, 3/25/2049‡(c)(h)	1,950		1,962
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(c)(h)	9,000		9,017
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(c)(h)	4,027		4,024
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(c)(h)	2,009		2,007
VOLT LXXIII LLC Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048‡(c)(h)	6,056		6,079
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(c)(h)	13,017		13,066
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M4, 4.07%, 12/25/2033(j)	1,212		1,187
Series 2004-2, Class M1, 3.17%, 10/25/2034‡(j)	669		669
Series 2004-2, Class M5, 4.14%, 10/25/2034‡(j)	584		561
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(c)(j)	290		268
Series 2004-2, Class M8A, 6.77%, 10/25/2034‡(c)(j)	290		266
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 2.90%, 4/25/2034‡(j)	372		354
Series 2004-1, Class M4, 3.42%, 4/25/2034‡(j)	630		556
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024(c)	3,040		3,076
Series 2019-1A, Class D, 3.67%, 3/15/2024(c)	2,765		2,813

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2A, Class C, 2.84%, 7/15/2024(c)	1,700	1,703
Series 2019-1A, Class E, 4.49%, 7/15/2024(c)	2,865	2,917
Series 2019-2A, Class D, 3.20%, 11/15/2024(c)	760	763
Series 2018-3A, Class F, 6.02%, 2/18/2025(c)	3,605	3,713
Series 2019-2A, Class E, 4.02%, 4/15/2025(c)	920	920
Series 2019-1A, Class F, 5.67%, 2/17/2026(c)	1,769	1,808
Series 2019-2A, Class F, 5.00%, 3/16/2026(c)	1,880	1,881

		662,499

TOTAL ASSET-BACKED SECURITIES (Cost $655,777)		678,708

MORTGAGE-BACKED SECURITIES — 3.8%
United States — 3.8%
FHLMC Gold Pools, 30 Year
Pool # G67700, 3.50%, 8/1/2046	21,533	22,413
Pool # G60852, 4.00%, 8/1/2046	13,064	13,889
Pool # G67702, 4.00%, 1/1/2047	5,328	5,665
Pool # G61096, 3.50%, 2/1/2047	27,645	28,696
Pool # G67703, 3.50%, 4/1/2047	8,826	9,186
Pool # G67704, 4.00%, 8/1/2047	1,407	1,507
Pool # G67705, 4.00%, 10/1/2047	4,901	5,208
Pool # Q52307, 3.50%, 11/1/2047	5,316	5,533
Pool # G67706, 3.50%, 12/1/2047	14,056	14,535
Pool # G67708, 3.50%, 3/1/2048	44,355	45,991
Pool # G67714, 4.00%, 7/1/2048	8,705	9,230
FNMA, Other
Pool # AN5676, 3.25%, 6/1/2029	1,698	1,799
Pool # AN6368, 3.09%, 9/1/2029	1,700	1,780
Pool # AN7845, 3.08%, 12/1/2029	6,650	6,941
Pool # AN8281, 3.19%, 2/1/2030	2,560	2,686
Pool # AN8572, 3.55%, 4/1/2030	2,710	2,924
Pool # AN9116, 3.61%, 5/1/2030	1,930	2,104
Pool # AN3747, 2.87%, 2/1/2032	2,730	2,771
Pool # AN6122, 3.06%, 8/1/2032	4,820	4,948
Pool # BM3226, 3.44%, 10/1/2032	2,393	2,569
Pool # AN7633, 3.13%, 12/1/2032	1,880	1,956
Pool # AN8095, 3.24%, 1/1/2033	4,010	4,223
UMBS, 20 Year
Pool # BM3100, 4.00%, 11/1/2037	4,655	4,905
Pool # BM3569, 3.50%, 2/1/2038	11,651	12,123
Pool # CA1231, 3.50%, 2/1/2038	664	689
Pool # BM3791, 3.50%, 4/1/2038	9,820	10,183
UMBS, 30 Year
Pool # AS4085, 4.00%, 12/1/2044	1,468	1,560
Pool # BM1909, 4.00%, 2/1/2045	8,552	9,115
Pool # MA2670, 3.00%, 7/1/2046	7,382	7,493
Pool # AS8295, 3.00%, 11/1/2046	6,350	6,455
Pool # AS8650, 3.00%, 1/1/2047	13,693	13,898
Pool # MA2863, 3.00%, 1/1/2047	23,575	23,907
Pool # AS8684, 3.50%, 1/1/2047	2,702	2,801
Pool # AL9859, 3.00%, 3/1/2047	6,609	6,708
Pool # AS9313, 4.00%, 3/1/2047	3,539	3,733
Pool # AS9403, 3.50%, 4/1/2047	649	678
Pool # BH9923, 3.50%, 9/1/2047	10,809	11,141
Pool # BM4028, 3.50%, 10/1/2047	3,647	3,793
Pool # BM3141, 3.50%, 11/1/2047	2,918	3,044
Pool # BM3357, 3.50%, 11/1/2047	14,344	14,882
Pool # BH7061, 3.50%, 12/1/2047	17,528	18,178
Pool # BM3778, 3.50%, 12/1/2047	24,234	25,238
Pool # CA0906, 3.50%, 12/1/2047	27,569	28,768
Pool # BH9215, 3.50%, 1/1/2048	6,513	6,714

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Pool # CA0995, 3.50%, 1/1/2048	6,279	6,532
Pool # BJ1069, 4.00%, 1/1/2048	3,676	3,828
Pool # BJ0645, 3.50%, 3/1/2048	19,457	20,239
Pool # BM3788, 3.50%, 3/1/2048	49,322	51,333
Pool # BM5483, 3.50%, 4/1/2048	4,305	4,435
Pool # BM5897, 3.50%, 5/1/2048	4,488	4,618

TOTAL MORTGAGE-BACKED SECURITIES (Cost $485,011)		503,545

LOAN ASSIGNMENTS — 3.4%(l)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 2/16/2024(d)	2,730	2,729
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.83%, 9/6/2024(d)(m)	6,961	6,750

		9,479

France — 0.0%(a)
Altice France SA, 1st Lien Term Loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 6.33%, 8/14/2026(d)	2,736	2,721

United States — 3.3%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.36%, 5/1/2023(d)	658	614
Acadia Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 2/16/2023(d)(m)	1,247	1,247
Access CIG LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.07%, 2/27/2025(d)(m)	725	720
Advisor Group Inc., 1st Lien Term Loan (1 Week LIBOR + 3.75%), 6.10%, 8/15/2025(d)	429	429
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.27%, 5/31/2022(d)	1,928	1,926
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 8/30/2024(d)	1,386	1,368
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 6/22/2023(d)	5,837	5,844
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 11/17/2025(d)	276	276
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.98%, 2/27/2023(d)	495	496
Alphabet Holding Co. Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 9/26/2024(d)	1,308	1,236
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.08%, 7/15/2025(d)	1,360	1,299
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 4/22/2026(d)	1,254	1,255
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.33%, 12/14/2023(d)	990	984
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.52%, 4/6/2024(d)(m)	1,301	1,276
Applied Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.33%, 9/19/2024(d)(m)	630	628
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.73%, 8/4/2025(d)	182	185
Asurion LLC, Term B-7 Loan (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 11/3/2024(d)	1,687	1,690
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.76%, 6/3/2022(d)	638	568

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Avaya Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.58%, 12/15/2024(d)	3,424	3,291
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024(d)(m)	5,134	5,103
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.77%, 2/12/2025(d)	621	622
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.63%, 10/1/2022(d)	750	749
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.08%, 2/3/2024(d)	496	497
Blackstone CQP Holdco LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.89%, 6/7/2024(d)	655	657
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 5/23/2025(d)(m)	1,460	1,449
Boxer Parent Co Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 10/2/2025(d)	846	813
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 8/1/2025(d)	613	614
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.98%, 8/3/2026(d)	312	315
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/2024(d)(m)	6,627	6,515
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.62%, 12/31/2021(d)	10,989	11,006
California Resources Corp., Senior Secured First Out Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.99%, 12/31/2022(d)	12,127	11,538
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 1/15/2025(d)	2,192	2,187
Carbonite, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.01%, 3/26/2026(d)	612	611
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.83%, 2/16/2026(d)	884	884
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.99%, 11/18/2024(d)	493	492
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 8/6/2021(d)	3,033	3,033
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025(d)	4,731	4,699
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 10/7/2024(d)	3,800	3,789
Charter Communications Operating, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.33%, 4/30/2025(d)	1,995	1,997
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.99%, 4/3/2025(d)	2,575	2,438
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 6/7/2023(d)	1,875	1,870
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 10/2/2024(d)	4,986	4,909
Cineworld Finance US Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 2/28/2025(d)(m)	1,143	1,139
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 7/24/2023(d)(m)	735	744
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 4/18/2024(d)	2,490	2,493

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(d)	945	1,700
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 9/18/2024(d)	790	727
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 4/6/2026(d)(m)	1,425	1,425
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.24%, 10/5/2023(d)	1,445	1,347
Cortes NP Acquisition Corp., Term B Loan (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 11/30/2023(d)(m)	7,851	7,468
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.99%, 12/29/2025(d)	651	647
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.58%, 7/17/2025(d)	2,061	2,053
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.58%, 1/15/2026(d)	2,497	2,488
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.00%, 2/6/2025(d)(m)	495	495
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.08%, 12/31/2025(d)	586	576
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.24%, 9/7/2023(d)	815	817
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 2/1/2024(d)	1,921	1,895
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 7/17/2026(d)(m)	1,300	1,302
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.01%, 4/6/2024(d)	4,233	4,191
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.24%, 2/6/2026(d)	472	475
Edgewater Generation LLC, Term Lien (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 12/13/2025(d)(m)	275	273
Edgewater Generation, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.15%, 12/13/2025(d)(m)	512	509
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 2/7/2025(d)(m)	310	306
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.49%, 5/3/2025(d)	1,344	1,358
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.98%, 10/29/2025(d)	1,365	1,120
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.50%, 4/29/2024(d)	2,021	1,841
Ensemble Health Partners (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 7/24/2026(d)(m)	777	778
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.98%, 10/10/2025(d)	2,081	1,784
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.24%, 3/2/2026(d)	11,565	11,359
Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 3/8/2024(d)	993	994
Esh Hospitality, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 8/30/2023(d)	1,170	1,171
Euro Garages Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 2/7/2025(d)	698	691
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.85%, 7/12/2023(d)	1,877	1,608

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.53%, 11/28/2024(d)	719	693
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.68%, 5/15/2022‡(d)	185	181
Financial & Risk US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.98%, 10/1/2025(d)	1,701	1,700
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.32%, 12/29/2023(d)(m)	541	517
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.63%, 5/2/2025(d)	1,970	1,917
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%; ICE LIBOR USD 3 Month US Prime Rate + 2.50%), 6.00%, 5/24/2024(d)	1,883	1,884
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 4/1/2024(d)	890	886
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.33%, 12/1/2023(d)	1,302	1,289
Genesys Telecom Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 12/1/2023(d)	1,537	1,528
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.75%, 2/19/2026(d)	2,388	2,380
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 8/27/2025(d)(m)	2,574	2,522
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.02%, 10/4/2023(d)(m)	7,457	7,465
Goodrx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.06%, 10/10/2025(d)	1,853	1,847
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 4.83%, 1/2/2026(d)	2,487	2,492
Grizzly Acquisition Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.57%, 10/1/2025(d)	321	321
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.62%, 8/25/2023(d)	3,065	2,466
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.77%, 10/19/2020(d)	750	740
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 5/16/2024(d)	1,766	1,761
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 5.92%, 5/23/2025(d)	1,449	1,420
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 6/30/2023(d)	1,279	1,274
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 6/30/2024(d)	999	989
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.27%, 4/25/2025(d)	985	974
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(d)(m)	6,371	6,414
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.50%, 5/8/2026(d)(m)	8,478	8,451
Ineos Enterprises, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.50%, 12/31/2100(d)(m)	650	647

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 2/1/2022(d)	1,316	1,316
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.99%, 11/27/2023(d)	3,797	3,805
Invenergy Thermal Operating I LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 8/28/2025(d)	1,408	1,417
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.55%, 2/5/2025(d)(m)	2,525	2,513
JBS USA LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 5/1/2026(d)	5,225	5,234
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.49%, 6/2/2025(d)	1,470	1,439
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 2/22/2024(d)	3,307	3,308
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.98%, 1/30/2024(d)	792	779
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.98%, 1/30/2024(d)	45	44
Lotus Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 9/29/2025(d)	2,164	2,166
Lumentum Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 12/10/2025(d)(m)	509	510
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.99%, 10/4/2024(d)	1,237	1,117
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 9/24/2024(d)	3,376	2,866
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 10/30/2024(d)	500	492
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 12/27/2024(d)	1,287	1,248
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025(d)	1,400	1,404
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 12/21/2023(d)(m)	3,885	3,856
Midcontinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 7/26/2026(d)(m)	352	354
Misys, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 6/13/2024(d)	1,001	981
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 9/29/2025(d)	2,130	2,127
Momentive Performance Materials USA LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.59%, 5/15/2024(d)	1,862	1,852
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.33%, 12/5/2023(d)	7,213	3,714
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023(d)(m)	12,382	12,011
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.74%, 5/8/2025(d)	1,002	1,001
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.83%, 11/6/2024(d)	4,042	4,050
Neiman Marcus Group Ltd., Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.88%, 10/25/2023(d)(m)	5,493	4,713
Nestle Skin Health, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 7/17/2026(d)(m)	6,225	6,245

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.37%, 10/4/2023(d)	2,375	2,370
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 6.01%, 1/31/2026(d)	1,312	1,297
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 2/2/2025(d)	2,497	2,494
NVA Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 2/2/2025(d)	250	249
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.98%, 3/31/2023(d)	593	592
Oryx Midstream Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.27%, 5/22/2026(d)	547	545
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.74%, 8/19/2022(d)(m)	3,202	3,193
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 2/14/2025(d)	914	896
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.88%, 5/1/2025(d)	1,252	1,233
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.13%, 5/1/2026(d)	592	565
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.38%, 3/11/2022(d)(m)	7,828	7,680
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.52%, 7/24/2026(d)(m)	1,300	1,305
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 7/2/2025(d)	5,299	5,297
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 1/26/2024(d)	1,477	1,475
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 5/2/2022(d)	3,145	3,140
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 6.83%, 12/22/2025(d)	10,324	9,698
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.51%, 5/16/2025(d)	645	635
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.23%, 3/21/2025(d)	148	151
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023(d)	1,807	1,673
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 11/8/2024(d)(m)	1,493	1,497
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 2/5/2023(d)	3,254	3,252
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 10/31/2024(d)	889	881
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.98%, 4/25/2025(d)	1,287	1,257
Scientific Games International, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 8/14/2024(d)(m)	7,582	7,536
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 6.83%, 11/1/2024(d)	2,409	2,177
Securus Technologies Holdings, Inc., 2nd Lien, Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.58%, 11/1/2025(d)	361	324
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.49%, 1/3/2024(d)	575	574

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 6/27/2025(d)	792	788
Spin Holdco, Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.57%, 11/14/2022(d)	657	648
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.75%, 2/2/2024(d)	3,230	3,221
St. George’s University Scholastic Services, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.74%, 7/17/2025(d)	1,220	1,223
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.33%, 4/16/2026(d)	3,826	3,728
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.08%, 2/14/2025(d)	4,368	4,287
Stetson Midstream., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.55%, 7/18/2025(d)	753	756
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 11/21/2024(d)	1,250	1,245
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.33%, 3/9/2023(d)	3,560	3,254
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 12/3/2025(d)	1,275	1,274
Telenet Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.58%, 8/15/2026(d)	2,000	1,991
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 2/6/2024(d)	2,648	2,312
TerraForm Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 11/8/2022(d)	1,237	1,235
The Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 2/15/2024(d)	624	626
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 3/28/2025(d)	6,567	6,230
Trans Union LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 6/19/2025(d)	1,490	1,492
Transdigm Group Inc., 1st Lien Term Loan E (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 5/30/2025(d)	1,259	1,248
TransDigm, Inc., 1st Lien Term Loan F (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 6/9/2023(d)	1,791	1,781
TransDigm, Inc., Term Loan G (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 8/22/2024(d)	1,871	1,854
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 12/27/2020(d)	240	240
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 9/6/2024(d)	2,600	2,573
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.27%, 9/23/2024(d)	1,262	1,252
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 4/29/2026(d)(m)	3,565	3,570
Ultra Resources, Inc., Term Loan (1-MONTH PIK INTEREST + 0.25%), 6.02%, 4/12/2024(d)	7,447	5,530
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.48%, 10/22/2025(d)(m)	3,254	2,740
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 6/1/2023(d)	2,704	2,700

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 3/15/2024(d)	1,064	1,041
US Renal Care, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.25%, 6/26/2026(d)	2,450	2,396
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.33%, 5/16/2024(d)	1,990	1,960
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 6/2/2025(d)(m)	14,808	14,856
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.52%, 8/20/2025(d)	455	442
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.27%, 12/20/2024(d)	2,500	2,493
Viskase Co., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.58%, 1/30/2021(d)	2,600	2,512
Web.com Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.08%, 10/10/2025(d)	795	790
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 7/17/2026(d)(m)	260	261
Windstream Services LLC, 1st Lien Term Loan B (3-MONTH PRIME + 5.00%), 10.50%, 3/29/2021(d)(m)	1,737	1,779
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.36%, 11/1/2023(d)(m)	4,750	4,735
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.23%, 2/24/2025(d)(m)	625	625
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.83%, 4/15/2025(d)	1,634	1,623
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.48%, 7/2/2025(d)	693	693

		427,203

TOTAL LOAN ASSIGNMENTS (Cost $447,224)		439,403

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Cayman Islands — 0.0%(a)
GPMT Ltd. Series 2018-FL1, Class B, 3.85%, 11/21/2035‡(c)(j)	3,000	3,005
TPG Real Estate Finance Issuer Ltd. Series 2018-FL1, Class B, 3.61%, 2/15/2035‡(c)(j)	1,943	1,943

		4,948

United States — 2.5%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class F, 5.70%, 6/10/2049‡(c)(j)	2,488	2,539
Series 2017-BNK3, Class D, 3.25%, 2/15/2050‡(c)	655	593
BANK
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(c)	1,740	1,410
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(c)	2,000	1,792
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(c)	1,750	1,464
Series 2019-BN19, Class C, 1.00%, 8/15/2061(j)	1,600	1,638
Series 2019-BN19, Class D, 3.00%, 8/15/2061(c)	4,750	4,226
Series 2019-BN19, Class E, 3.00%, 8/15/2061(c)	1,331	1,102
Series 2019-BN18, Class D, 3.00%, 5/15/2062‡(c)	1,500	1,348
Series 2019-BN18, Class E, 3.00%, 5/15/2062‡(c)	792	665
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051(c)	975	859
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 4.03%, 11/15/2035(c)(j)	528	531
Series 2018-BIOA, Class D, 3.65%, 3/15/2037‡(c)(j)	6,000	6,015
BX Trust
Series 2018-MCSF, Class B, 3.13%, 4/15/2035‡(c)(j)	1,500	1,479
Series 2018-MCSF, Class C, 3.33%, 4/15/2035‡(c)(j)	1,000	985

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
BXMT Ltd.
Series 2017-FL1, Class B, 3.81%, 6/15/2035‡(c)(j)	3,000	3,006
Series 2017-FL1, Class C, 4.26%, 6/15/2035‡(c)(j)	1,500	1,505
Series 2017-FL1, Class D, 5.01%, 6/15/2035‡(c)(j)	3,000	3,014
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 4.48%, 12/15/2037‡(c)(j)	2,690	2,718
Series 2019-LIFE, Class G, 5.58%, 12/15/2037‡(c)(j)	2,420	2,450
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(c)	331	293
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2024(c)(j)	2,500	2,652
Series 2019-PRM, Class E, 4.89%, 5/10/2036(c)	2,750	2,821
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(c)	2,500	2,324
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(c)(j)	2,995	3,055
Series 2016-P6, Class D, 3.25%, 12/10/2049(c)	2,000	1,811
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(j)	910	962
Commercial Mortgage Trust
Series 2014-CR15, Class C, 4.75%, 2/10/2047‡(j)	3,375	3,636
Series 2014-CR19, Class D, 4.72%, 8/10/2047‡(c)(j)	1,250	1,232
Series 2014-UBS5, Class D, 3.50%, 9/10/2047(c)	3,100	2,694
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(c)	3,000	2,819
Series 2015-CR23, Class CMC, 3.68%, 5/10/2048‡(c)(j)	6,400	6,413
Series 2015-CR23, Class CME, 3.68%, 5/10/2048‡(c)(j)	4,036	4,030
Series 2015-LC21, Class D, 4.30%, 7/10/2048(j)	900	895
Series 2016-CR28, Class D, 3.90%, 2/10/2049‡(j)	2,350	2,394
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	33	32
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 3.93%, 5/15/2036‡(c)(j)	4,500	4,526
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 4.98%, 3/15/2052‡(j)	3,835	4,278
Series 2019-C16, Class C, 4.24%, 6/15/2052(j)	2,700	2,817
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.67%, 6/15/2033‡(c)(j)	7,000	6,984
Series 2018-BIOD, Class C, 3.27%, 5/15/2035‡(c)(j)	3,016	2,997
Series 2018-BIOD, Class D, 3.62%, 5/15/2035‡(c)(j)	6,033	6,031
Series 2019-1735, Class E, 4.19%, 4/10/2037‡(c)(j)	1,785	1,801
FHLMC, Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(j)	110,556	1,240
Series KC03, Class X1, IO, 0.49%, 11/25/2024(j)	65,000	1,583
Series KC04, Class X1, IO, 1.25%, 12/25/2026(j)	15,000	1,030
Series K082, Class X3, IO, 2.21%, 10/25/2028(j)	8,750	1,453
Series K087, Class A2, 3.77%, 12/25/2028	6,000	6,628
Series K087, Class X3, IO, 2.32%, 4/25/2029(j)	4,200	746
Series K094, Class X1, IO, 1.02%, 6/25/2029(j)	39,362	2,899
Series K092, Class X3, IO, 2.25%, 7/25/2029(j)	4,900	877
Series K723, Class X3, IO, 1.92%, 10/25/2034(j)	6,552	472
Series K716, Class X3, IO, 1.79%, 8/25/2042(j)	15,656	517
Series K040, Class X3, IO, 2.04%, 11/25/2042(j)	21,000	1,994
Series K054, Class X3, IO, 1.60%, 4/25/2043(j)	17,000	1,531
Series K067, Class X3, IO, 2.11%, 9/25/2044(j)	34,106	4,917
Series K727, Class X3, IO, 2.00%, 10/25/2044(j)	33,818	3,099
Series K068, Class X3, IO, 2.06%, 10/25/2044(j)	11,050	1,547
Series K059, Class X3, IO, 1.92%, 11/25/2044(j)	24,693	2,940
Series K729, Class X3, IO, 1.97%, 11/25/2044(j)	37,637	3,483
Series K062, Class X3, IO, 2.08%, 1/25/2045(j)	18,756	2,456
Series K728, Class X3, IO, 1.95%, 11/25/2045(j)	8,120	715
Series K071, Class X3, IO, 2.01%, 11/25/2045(j)	5,000	703
Series K090, Class X3, IO, 2.31%, 2/25/2047(j)	1,750	322
Series K094, Class X3, IO, 2.20%, 7/25/2047(j)	14,206	2,398
FNMA ACES
Series 2019-M4, Class A2, 3.61%, 2/25/2031	15,070	16,392

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-M4, Class X2, IO, 2.60%, 1/25/2039(j)	19,756	1,647
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.75%, 5/25/2022(c)(j)	111	113
Series 2015-KF10, Class B, 8.50%, 7/25/2022(c)(j)	405	426
Series 2017-KF31, Class B, 5.30%, 4/25/2024(c)(j)	2,059	2,083
Series 2017-KF32, Class B, 4.95%, 5/25/2024(c)(j)	4,475	4,529
Series 2017-KF38, Class B, 4.90%, 9/25/2024(c)(j)	2,195	2,205
Series 2018-K731, Class C, 3.91%, 2/25/2025(c)(j)	2,000	2,024
Series 2018-KF47, Class B, 4.40%, 5/25/2025(c)(j)	6,796	6,755
Series 2018-KF49, Class B, 4.30%, 6/25/2025(c)(j)	628	625
Series 2019-KF58, Class B, 4.55%, 1/25/2026(c)(j)	2,681	2,701
Series 2019-KF62, Class B, 4.45%, 4/25/2026(c)(j)	2,310	2,310
Series 2017-KF33, Class B, 4.95%, 6/25/2027(c)(j)	1,154	1,169
Series 2017-KF40, Class B, 5.10%, 11/25/2027(c)(j)	2,339	2,363
Series 2018-KF43, Class B, 4.55%, 1/25/2028(c)(j)	4,134	4,132
Series 2018-KF50, Class B, 4.17%, 7/25/2028(c)(j)	824	821
Series 2018-K82, Class B, 4.13%, 9/25/2028(c)(j)	1,460	1,530
Series 2019-KF59, Class B, 4.75%, 2/25/2029(c)(j)	4,000	4,031
Series 2019-KF63, Class B, 4.75%, 5/25/2029(c)(j)	4,710	4,733
Series 2017-K67, Class C, 3.94%, 9/25/2049(c)(j)	730	731
Series 2017-K729, Class B, 3.67%, 11/25/2049(c)(j)	1,400	1,435
Series 2017-K65, Class B, 4.07%, 7/25/2050(c)(j)	5,365	5,654
Series 2017-K71, Class B, 3.75%, 11/25/2050(c)(j)	1,280	1,314
Series 2019-K87, Class B, 4.32%, 1/25/2051(c)(j)	3,600	3,892
Series 2019-K87, Class C, 4.32%, 1/25/2051(c)(j)	2,000	2,062
Series 2018-K75, Class B, 3.98%, 4/25/2051(c)(j)	1,235	1,294
Series 2019-K88, Class C, 4.38%, 2/25/2052(c)(j)	3,750	3,856
Series 2019-K94, Class C, 4.10%, 7/25/2052(c)(j)	2,000	1,985
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049(j)	13,925	166
Series 2015-86, IO, 0.76%, 5/16/2052(j)	27,407	1,332
Series 2013-7, IO, 0.35%, 5/16/2053(j)	74,110	1,723
Series 2012-89, IO, 0.74%, 12/16/2053(j)	15,422	381
Series 2014-186, IO, 0.76%, 8/16/2054(j)	29,893	1,386
Series 2015-33, IO, 0.74%, 2/16/2056(j)	17,188	832
Series 2015-59, IO, 1.02%, 6/16/2056(j)	7,714	447
Series 2016-157, IO, 0.95%, 11/16/2057(j)	22,130	1,632
Series 2016-71, Class QI, IO, 0.98%, 11/16/2057(j)	124,343	8,660
Series 2016-151, IO, 1.09%, 6/16/2058(j)	85,800	6,743
Series 2017-54, IO, 0.65%, 12/16/2058(j)	16,798	992
Series 2017-86, IO, 0.77%, 5/16/2059(j)	5,263	346
Series 2017-148, IO, 0.66%, 7/16/2059(j)	19,974	1,169
Series 2017-69, IO, 0.80%, 7/16/2059(j)	2,904	196
Series 2019-53, Class IA, IO, 0.88%, 6/16/2061(j)	22,548	1,830
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028‡(c)(j)	4,700	4,723
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	2,008	1,764
Series 2013-GC14, Class D, 4.75%, 8/10/2046(c)(j)	2,500	2,550
Series 2015-GC32, Class C, 4.41%, 7/10/2048‡(j)	5,275	5,576
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,400	1,218
Series 2017-GS5, Class D, 3.51%, 3/10/2050(c)(j)	2,000	1,863
Series 2019-GC38, Class D, 3.00%, 2/10/2052‡(c)	1,833	1,653
Hudson Yards Mortgage Trust Series 2019-30HY, Class E, 3.56%, 7/10/2039‡(c)(j)	2,000	1,935
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(j)(k)	363	362
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D, 4.89%, 1/15/2047‡(c)(j)	3,750	3,854
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 4.12%, 5/15/2036‡(c)(j)	2,040	2,040

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.88%, 7/15/2044(j)	1,140	1,154
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(j)	4,243	2,461
Series 2007-C6, Class AJ, 6.28%, 7/15/2040(j)	6,163	6,180
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(c)(j)	365	383
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(c)(j)	730	764
Series 2006-T23, Class D, 6.18%, 8/12/2041‡(c)(j)	2,017	2,050
Series 2007-T27, Class C, 5.95%, 6/11/2042‡(c)(j)	2,000	2,085
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(j)	145	145
Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(j)	259	262
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(c)	8,075	7,138
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(c)	2,575	2,144
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(c)(j)	7,704	7,870
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(c)(j)	332	342
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(c)(j)	471	486
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ, 6.12%, 5/15/2046(j)	453	455
Series 2007-C34, Class B, 6.19%, 5/15/2046‡(j)	1,500	1,511
Wells Fargo Commercial Mortgage Trust Series 2019-C50, Class E, 3.00%, 5/15/2052(c)	2,000	1,707
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057(c)(j)	2,005	1,653

		327,361

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $327,131)		332,309

FOREIGN GOVERNMENT SECURITIES — 2.1%
Angola — 0.1%
Republic of Angola
7.00%, 8/17/2019(b)	344	344
9.50%, 11/12/2025(b)	1,890	2,185
8.25%, 5/9/2028(c)	950	1,014
9.38%, 5/8/2048(b)	2,400	2,647

		6,190

Argentina — 0.1%
Provincia de Buenos Aires
10.88%, 1/26/2021(b)	659	624
9.95%, 6/9/2021(b)	1,185	1,049
Republic of Argentina
6.88%, 4/22/2021	850	766
5.88%, 1/11/2028	1,200	950
8.28%, 12/31/2033	3,099	2,682
6.88%, 1/11/2048	1,160	880
7.13%, 6/28/2117	852	654

		7,605

Armenia — 0.0%(a)
Republic of Armenia
6.00%, 9/30/2020(b)	430	443
7.15%, 3/26/2025(b)	580	672

		1,115

Azerbaijan — 0.0%(a)
Republic of Azerbaijan 4.75%, 3/18/2024(b)	880	939

Bahrain — 0.0%(a)
Kingdom of Bahrain
6.00%, 9/19/2044(b)	300	296
7.50%, 9/20/2047(b)	1,410	1,601

		1,897

Belarus — 0.0%(a)
Republic of Belarus
6.88%, 2/28/2023(c)	360	383
7.63%, 6/29/2027(c)	361	407
6.20%, 2/28/2030(c)	1,450	1,533

		2,323

Bermuda — 0.0%(a)
Government of Bermuda 3.72%, 1/25/2027(b)	930	974

Brazil — 0.0%(a)
Federative Republic of Brazil
4.25%, 1/7/2025	1,340	1,415
6.00%, 4/7/2026	1,880	2,170
8.25%, 1/20/2034	1,305	1,801

		5,386

Chile — 0.0%(a)
Republic of Chile
3.13%, 1/21/2026	600	625
3.86%, 6/21/2047	700	760
3.50%, 1/25/2050	990	1,007

		2,392

Colombia — 0.1%
Republic of Colombia
3.88%, 4/25/2027	540	564
7.38%, 9/18/2037	1,000	1,380
6.13%, 1/18/2041	950	1,188
5.00%, 6/15/2045	2,000	2,220
5.20%, 5/15/2049	440	506

		5,858

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(b)		1,290	1,350
Republic of Costa Rica
4.25%, 1/26/2023(b)		950	940
4.38%, 4/30/2025(b)		1,930	1,879
7.00%, 4/4/2044(b)		1,100	1,125
7.16%, 3/12/2045(b)		1,410	1,466

			6,760

Croatia — 0.0%(a)
Republic of Croatia
5.50%, 4/4/2023(b)		850	935
6.00%, 1/26/2024(b)		1,970	2,248

			3,183

Dominican Republic — 0.1%
Government of Dominican Republic
7.50%, 5/6/2021(b)		347	366
5.88%, 4/18/2024(b)		510	547
5.50%, 1/27/2025(b)		1,810	1,928
6.88%, 1/29/2026(b)		2,220	2,525
9.75%, 6/5/2026(c)	DOP	47,550	961
5.95%, 1/25/2027(b)		1,240	1,351
7.45%, 4/30/2044(b)		4,480	5,298

			12,976

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/2020(b)		200	207
10.75%, 3/28/2022(b)		2,290	2,530
8.75%, 6/2/2023(c)		2,080	2,231
7.95%, 6/20/2024(b)		680	703
8.88%, 10/23/2027(b)		250	258
7.88%, 1/23/2028(b)		3,800	3,701
10.75%, 1/31/2029(c)		470	523

			10,153

Egypt — 0.1%
Arab Republic of Egypt
6.13%, 1/31/2022(b)		1,400	1,466
5.88%, 6/11/2025(b)		1,290	1,340
7.50%, 1/31/2027(b)		2,580	2,819
7.60%, 3/1/2029(c)		1,090	1,168
8.50%, 1/31/2047(b)		1,079	1,179
8.70%, 3/1/2049(c)		1,260	1,376

			9,348

El Salvador — 0.1%
Republic of El Salvador
7.38%, 12/1/2019(b)		1,790	1,807
7.75%, 1/24/2023(b)		1,590	1,752
5.88%, 1/30/2025(b)		970	996
6.38%, 1/18/2027(b)		2,230	2,302

			6,857

Ethiopia — 0.0%(a)
Republic of Ethiopia 6.63%, 12/11/2024(b)		3,117	3,241

Gabon — 0.0%(a)
Gabonese Republic
6.38%, 12/12/2024(b)		1,680	1,666
6.95%, 6/16/2025(b)		1,530	1,531

			3,197

Ghana — 0.1%
Republic of Ghana
7.88%, 3/26/2027(b)		360	381
7.63%, 5/16/2029(b)		760	776
10.75%, 10/14/2030(b)		1,635	2,072
8.63%, 6/16/2049(b)		2,290	2,325

			5,554

Guatemala — 0.0%(a)
Guatemala Government Bond 4.50%, 5/3/2026(b)		655	667
Republic of Guatemala 6.13%, 6/1/2050(c)		720	781

			1,448

Honduras — 0.0%(a)
Republic of Honduras
8.75%, 12/16/2020(b)		2,278	2,435
7.50%, 3/15/2024(b)		1,006	1,113

			3,548

Hungary — 0.0%(a)
Republic of Hungary
5.38%, 2/21/2023		950	1,043
5.75%, 11/22/2023		1,234	1,393
5.38%, 3/25/2024		720	806
7.63%, 3/29/2041		722	1,145

			4,387

Indonesia — 0.0%(a)
Republic of Indonesia
4.13%, 1/15/2025(b)		600	637
4.35%, 1/8/2027(b)		1,010	1,092
3.50%, 1/11/2028		670	688
6.75%, 1/15/2044(b)		650	896

			3,313

Israel — 0.0%(a)
Israel Government AID Bond
4.50%, 1/30/2043		2,003	2,304
4.13%, 1/17/2048		1,516	1,662

			3,966

Ivory Coast — 0.0%(a)
Republic of Cote d’Ivoire
5.38%, 7/23/2024(b)		1,000	1,020
5.75%, 12/31/2032(b)(h)		2,473	2,421
6.13%, 6/15/2033(b)		2,030	1,916

			5,357

Jamaica — 0.0%(a)
Jamaica Government International Bond
8.00%, 3/15/2039		2,243	2,855
7.88%, 7/28/2045		1,200	1,524

			4,379

Jordan — 0.0%(a)
Kingdom of Jordan
6.13%, 1/29/2026(b)		1,010	1,063
5.75%, 1/31/2027(b)		1,430	1,464
7.38%, 10/10/2047(b)		400	424

			2,951

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
Kenya — 0.0%(a)
Republic of Kenya
6.88%, 6/24/2024(b)		2,713	2,917
8.00%, 5/22/2032(c)		920	975

			3,892

Lebanon — 0.1%
Republic of Lebanon
5.45%, 11/28/2019(b)		1,227	1,212
6.38%, 3/9/2020		2,900	2,828
6.00%, 1/27/2023(b)		1,250	1,035
6.65%, 4/22/2024(b)		1,250	1,015
6.85%, 3/23/2027(b)		3,135	2,443
6.65%, 11/3/2028(b)		2,705	2,079

			10,612

Mexico — 0.0%(a)
United Mexican States
5.55%, 1/21/2045		1,200	1,390
4.60%, 1/23/2046		1,210	1,226

			2,616

Mongolia — 0.0%(a)
Mongolia Government International Bond
10.88%, 4/6/2021(b)		480	532
5.13%, 12/5/2022(b)		903	911
5.63%, 5/1/2023(c)		810	828

			2,271

Nigeria — 0.1%
Federal Republic of Nigeria
6.38%, 7/12/2023(b)		720	767
6.50%, 11/28/2027(b)		920	943
6.50%, 11/28/2027(c)		1,220	1,250
8.75%, 1/21/2031(b)		2,530	2,860
7.88%, 2/16/2032(b)		1,460	1,551
7.70%, 2/23/2038(c)		820	847
7.63%, 11/28/2047(c)		1,030	1,036
9.25%, 1/21/2049(b)		330	377

			9,631

Oman — 0.1%
Oman Government International Bond
4.13%, 1/17/2023(b)		540	538
4.75%, 6/15/2026(b)		2,240	2,156
5.38%, 3/8/2027(b)		1,050	1,029
5.63%, 1/17/2028(c)		1,140	1,127
5.63%, 1/17/2028(b)		700	692
6.50%, 3/8/2047(b)		2,070	1,917
6.75%, 1/17/2048(b)		2,300	2,168

			9,627

Pakistan — 0.0%(a)
Republic of Pakistan
8.25%, 4/15/2024(b)		930	1,038
8.25%, 9/30/2025(b)		550	616
6.88%, 12/5/2027(b)		2,360	2,451

			4,105

Panama — 0.1%
Panama Government Bond 3.87%, 7/23/2060		380	381
Republic of Panama
3.75%, 3/16/2025		550	580
3.88%, 3/17/2028		1,480	1,583
6.70%, 1/26/2036		1,150	1,583
4.50%, 5/15/2047		1,230	1,386
4.30%, 4/29/2053		2,020	2,223

			7,736

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(b)		1,750	1,909
6.10%, 8/11/2044(b)		2,930	3,537
5.60%, 3/13/2048(b)		350	401

			5,847

Peru — 0.0%(a)
Republic of Peru 6.35%, 8/12/2028(b)	PEN	3,900	1,350

Philippines — 0.0%(a)
Republic of the Philippines
10.63%, 3/16/2025		1,395	2,004
7.75%, 1/14/2031		270	399
3.70%, 2/2/2042		730	802

			3,205

Poland — 0.0%(a)
Republic of Poland 3.25%, 4/6/2026		730	767

Qatar — 0.0%(a)
State of Qatar
3.88%, 4/23/2023(c)		500	526
4.00%, 3/14/2029(c)		410	447
5.10%, 4/23/2048(b)		1,700	2,047
5.10%, 4/23/2048(c)		1,060	1,277
4.82%, 3/14/2049(c)		430	497

			4,794

Romania — 0.0%(a)
Republic of Romania
4.38%, 8/22/2023(b)		1,750	1,853
6.13%, 1/22/2044(b)		1,160	1,471
5.13%, 6/15/2048(b)		730	809

			4,133

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(b)		800	859
12.75%, 6/24/2028(b)		1,390	2,295
5.10%, 3/28/2035(c)		1,800	1,954
5.88%, 9/16/2043(b)		3,200	3,914

			9,022

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)		600	620
4.38%, 4/16/2029(b)		710	783
4.63%, 10/4/2047(b)		2,010	2,156
5.00%, 4/17/2049(b)		2,650	3,013

			6,572

Senegal — 0.0%(a)
Republic of Senegal 6.75%, 3/13/2048(c)		1,160	1,116

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
Serbia — 0.0%(a)
Republic of Serbia
4.88%, 2/25/2020(b)		677	686
7.25%, 9/28/2021(b)		1,190	1,297

			1,983

South Africa — 0.1%
Republic of South Africa
5.88%, 5/30/2022		500	533
5.88%, 9/16/2025		3,044	3,301
4.88%, 4/14/2026		3,830	3,922
6.25%, 3/8/2041		2,500	2,729

			10,485

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		700	710
6.25%, 7/27/2021(b)		1,500	1,525
5.88%, 7/25/2022(b)		2,610	2,634
6.35%, 6/28/2024(c)		460	464
6.13%, 6/3/2025(b)		200	198
6.85%, 11/3/2025(b)		2,366	2,408
6.75%, 4/18/2028(b)		1,600	1,568
7.85%, 3/14/2029(c)		520	542
7.55%, 3/28/2030(c)		660	674

			10,723

Tajikistan — 0.0%(a)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)		800	747

Turkey — 0.1%
Republic of Turkey
6.25%, 9/26/2022		600	611
3.25%, 3/23/2023		580	537
4.25%, 4/14/2026		600	535
4.88%, 10/9/2026		900	823
6.00%, 3/25/2027		950	922
5.13%, 2/17/2028		1,090	997
6.00%, 1/14/2041		2,020	1,776
4.88%, 4/16/2043		510	401
6.63%, 2/17/2045		1,600	1,502

			8,104

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2020(b)		360	372
7.75%, 9/1/2021(b)		730	764
7.75%, 9/1/2022(b)		2,060	2,185
7.75%, 9/1/2023(b)		1,910	2,042
7.75%, 9/1/2024(b)		1,190	1,270
7.38%, 9/25/2032(b)		2,860	2,907
Ukraine Government Bond
7.75%, 9/1/2027(b)		930	983
9.75%, 11/1/2028(b)		840	980

			11,503

United Arab Emirates — 0.0%(a)
Abu Dhabi Government Bond 4.13%, 10/11/2047(b)		1,800	1,991

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027		1,410	1,538
7.88%, 1/15/2033		800	1,167
7.63%, 3/21/2036		790	1,146
5.10%, 6/18/2050		4,530	5,188
4.98%, 4/20/2055		1,620	1,827

			10,866

Zambia — 0.0%(a)
Republic of Zambia 8.97%, 7/30/2027(b)		1,950	1,403

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $259,616)			270,398

CONVERTIBLE BONDS — 1.4%
Bermuda — 0.0%(a)
Golar LNG Ltd. 2.75%, 2/15/2022		1,886	1,731

China — 0.2%
China Conch Venture Holdings International Ltd. Zero Coupon, 9/5/2023(b)	HKD	15,000	1,960
Ctrip.com International Ltd.
1.00%, 7/1/2020		4,005	4,007
1.99%, 7/1/2025		2,425	2,688
Harvest International Co. Zero Coupon, 11/21/2022(b)	HKD	26,000	3,280
Momo, Inc. 1.25%, 7/1/2025		3,345	3,139
Weibo Corp. 1.25%, 11/15/2022		2,660	2,494
Zhejiang Expressway Co. Ltd. Zero Coupon, 4/21/2022(b)	EUR	1,600	1,798
Zhongsheng Group Holdings Ltd. Zero Coupon, 5/23/2023(b)	HKD	24,000	3,203

			22,569

France — 0.0%(a)
Orpar SA Zero Coupon, 6/20/2024(b)	EUR	3,400	4,161

Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd. Zero Coupon, 1/5/2023(b)		7,400	8,151

Mexico — 0.0%(a)
Cemex SAB de CV 3.72%, 3/15/2020		1,274	1,274

Singapore — 0.1%
BW Group Ltd. 1.75%, 9/10/2019(b)		2,600	2,588

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CapitaLand Ltd.
1.85%, 6/19/2020(b)	SGD	7,000	5,069
2.95%, 6/20/2022(b)	SGD	5,000	3,625

			11,282

South Africa — 0.0%(a)
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(b)	GBP	2,800	3,328

Switzerland — 0.0%(a)
Glencore Funding LLC Zero Coupon, 3/27/2025(b)		3,000	2,634

United Arab Emirates — 0.1%
Aabar Investments PJS
0.50%, 3/27/2020(b)	EUR	5,000	5,379
1.00%, 3/27/2022(b)	EUR	3,200	3,225
Borr Drilling Ltd. 3.88%, 5/23/2023(b)		3,000	2,400
DP World plc 1.75%, 6/19/2024(b)		6,400	6,294

			17,298

United Kingdom — 0.1%
Intu Jersey 2 Ltd. REIT, 2.88%, 11/1/2022(b)	GBP	1,800	1,521
TechnipFMC plc 0.88%, 1/25/2021(b)	EUR	1,700	2,043
Vodafone Group plc 1.50%, 3/12/2022(b)	GBP	1,600	2,268

			5,832

United States — 0.8%
Ares Capital Corp.
3.75%, 2/1/2022		4,716	4,843
4.63%, 3/1/2024		1,280	1,339
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		2,580	2,612
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		2,536	2,584
BofA Finance LLC 0.25%, 5/1/2023		2,670	2,752
Chesapeake Energy Corp. 5.50%, 9/15/2026(h)		2,888	2,060
Colony Capital, Inc.
REIT, 3.88%, 1/15/2021		1,455	1,430
REIT, 5.00%, 4/15/2023		3,721	3,600
Coupa Software, Inc. 0.13%, 6/15/2025(c)		3,178	3,567
DISH Network Corp.
2.38%, 3/15/2024		9,116	8,105
3.38%, 8/15/2026		2,415	2,213
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		6,158	4,603
FireEye, Inc. Series B, 1.63%, 6/1/2035		6,958	6,535
Hercules Capital, Inc. 4.38%, 2/1/2022		3,031	3,057
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023		1,293	1,105
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(c)		2,579	2,561
Liberty Interactive LLC
4.00%, 11/15/2029		6,966	4,972
3.75%, 2/15/2030		320	227
1.75%, 9/30/2046(c)		2,426	2,978
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		4,269	3,878
MFA Financial, Inc. REIT, 6.25%, 6/15/2024		1,958	1,994
Nabors Industries, Inc. 0.75%, 1/15/2024		2,920	2,051
RWT Holdings, Inc. 5.63%, 11/15/2019		2,926	2,941
Spirit Realty Capital, Inc. REIT, 3.75%, 5/15/2021		3,821	3,922
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023		3,788	3,853
SunPower Corp. 0.88%, 6/1/2021		3,183	2,927
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		2,000	1,955
TPG Specialty Lending, Inc. 4.50%, 8/1/2022		959	986
Twitter, Inc.
1.00%, 9/15/2021		4,079	3,999
0.25%, 6/15/2024		842	895
Veeco Instruments, Inc. 2.70%, 1/15/2023		3,193	2,837
VEREIT, Inc. REIT, 3.75%, 12/15/2020		2,552	2,590
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		2,638	2,463
Vonage Holdings Corp. 1.75%, 6/1/2024(c)		1,487	1,579
Whiting Petroleum Corp. 1.25%, 4/1/2020		7,212	7,018
Zillow Group, Inc. 1.50%, 7/1/2023		1,390	1,411

			108,442

TOTAL CONVERTIBLE BONDS (Cost $191,181)			186,702

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes
2.00%, 1/31/2020		63,148	63,104
2.75%, 9/30/2020		4,000	4,033
2.88%, 10/31/2020		4,000	4,043
1.75%, 11/15/2020		4,000	3,988
2.50%, 1/31/2021		5,000	5,040
1.75%, 7/31/2021		5,950	5,935
1.88%, 1/31/2022		5,550	5,552

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
2.25%, 4/15/2022	5,500	5,558

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,121)		97,253

	Shares (000)
PREFERRED STOCKS — 0.7%
United States — 0.7%
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(n)	203	5,461
Series HH, 5.88%, 7/24/2023 ($25 par value)(n)	181	4,867
BB&T Corp., Series F, 5.20%, 9/1/2019 ($25 par value)(n)	363	9,168
Claire’s Stores, Inc. *‡	3	4,469
Dominion Energy, Inc.,
Series A, 7.25%, 6/1/2022 ($100 par value)*	38	3,864
Series A, 5.25%, 7/30/2076 ($25 par value)	66	1,738
Duke Energy Corp., Series A, 5.75%, 6/15/2024 ($25 par value)(n)	141	3,892
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value)(d)(n)	304	7,557
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.30%, 2/15/2040 ($25 par value)(d)	12	316
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value)(d)(n)	71	1,838
Goodman Networks, Inc. (Preference) *‡	64	1
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(d)(n)	197	5,489
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(d)(n)	378	10,378
MYT Holding Co. (Preference), 10.00%, 6/7/2029*(c)	2,731	2,608
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	119	3,225
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value)*(d)(n)	60	1,627
SCE Trust II, 5.10%, 3/15/2018 ($25 par value)(n)	32	760
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	97	2,566
State Street Corp.,
Series D, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 3/15/2024 ($25 par value)(d)(n)	166	4,456
Series E, 6.00%, 12/15/2019 ($25 par value)(n)	71	1,823
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(d)(n)	43	1,157
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value)(n)	150	3,957
Wells Fargo & Co., Series Y, 5.63%, 6/15/2022 ($25 par value)(n)	177	4,670

TOTAL PREFERRED STOCKS (Cost $78,383)		85,887

CONVERTIBLE PREFERRED STOCKS — 0.5%
United States — 0.5%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	86	4,094
Bank of America Corp. Series L, 7.25% ($1,000 par value)	9	13,271
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	72	4,462
Bunge Ltd. 4.88% ($100 par value)	40	4,148
Crown Castle International Corp. Series A, REIT, 6.88%, 8/1/2020 ($1,000 par value)	4	4,694
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value)	97	4,885
DTE Energy Co. 6.50%, 10/1/2019 ($50 par value)	73	4,098
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 ($100 par value)	18	1,709
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	63	3,386
NextEra Energy, Inc. 6.12%, 9/1/2019 ($50 par value)	67	4,432

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value ($000)
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	20		2,262
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	46		4,675
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	9		13,039

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,588)			69,155

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares iBoxx High Yield Corporate Bond ETF( Cost $14,513)	169		14,700

	No. of Warrants (000)
WARRANTS — 0.0%(a)
United States — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	108		1,562
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡	—	(i)	—

TOTAL WARRANTS (Cost $1,929)			1,562

	Principal Amount ($000)
SUPRANATIONAL — 0.0%(a)
Supranational — 0.0%(a)
African Export-Import Bank (The) 4.13%, 6/20/2024(b)(Cost $980)	1,000		1,032

	No. of Rights (000)
RIGHTS — 0.0%(a)
United States — 0.0%(a)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	483		384

	Shares (000)
SHORT-TERM INVESTMENTS — 5.4%
CERTIFICATES OF DEPOSIT — 0.0%(a)
Barclays Bank plc 2.95%, 4/9/2020(Cost $2,000)	2,000		2,010

	Principal Amount ($000)
COMMERCIAL PAPER — 0.1%
Enbridge, Inc. 2.52%, 10/23/2019(c)(o)	2,900		2,883
Enel Finance America LLC 2.89%, 10/29/2019(c)	2,664		2,647
VW Credit, Inc. 2.89%, 10/11/2019(c)(o)	2,000		1,990

TOTAL COMMERCIAL PAPER (Cost $7,517)			7,520

	Shares (000)
INVESTMENT COMPANIES — 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(k)(p)	636,492		636,683
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(k)(p)	54,028		54,049

TOTAL INVESTMENT COMPANIES (Cost $690,747)			690,732

TOTAL SHORT-TERM INVESTMENTS (Cost $700,264)			700,262

Total Investments — 100.1% (Cost $12,289,687)			13,107,887
Liabilities in Excess of Other Assets — (0.1)%			(9,439)

Net Assets — 100.0%			13,098,448

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	7.8%
Equity Real Estate Investment Trusts (REITs)	7.3
Collateralized Mortgage Obligations	5.8
Oil, Gas & Consumable Fuels	5.4
Asset-Backed Securities	5.2
Diversified Telecommunication Services	4.1
Mortgage-Backed Securities	3.8
Pharmaceuticals	3.8
Media	3.6
Insurance	3.5
Capital Markets	2.7
Commercial Mortgage-Backed Securities	2.5
Health Care Providers & Services	2.1
Foreign Government Securities	2.1
Hotels, Restaurants & Leisure	2.0
Electric Utilities	1.9
Semiconductors & Semiconductor Equipment	1.8
Wireless Telecommunication Services	1.5
IT Services	1.4
Beverages	1.3
Chemicals	1.3
Food Products	1.2
Metals & Mining	1.1
Consumer Finance	1.0
Others (each less than 1.0%)	20.5
Short-Term Investments	5.3

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
BA	Banker’s Acceptance Rate
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
DOP	Dominican Republic Peso
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2019.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2019.
(i)	Amount rounds to less than one thousand.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2019.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of July 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2019.
(o)	The rate shown is the effective yield as of July 31, 2019.
(p)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	96	09/2019	EUR	3,664	5
FTSE 100 Index	34	09/2019	GBP	3,107	58
S&P 500 E-Mini Index	1,757	09/2019	USD	262,101	7,466
U.S. Treasury 10 Year Note	10,536	09/2019	USD	1,343,669	5,245

					12,774

Short Contracts
EURO STOXX 50 Index	(10,182)	09/2019	EUR	(388,586)	(5,982)
Foreign Exchange GBP/USD	(3,336)	09/2019	USD	(254,120)	12,454
MSCI Emerging Markets E-Mini Index	(3,637)	09/2019	USD	(186,451)	(3,598)

					2,874

					15,648

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$86,366	$—	$86,366
Austria	—	11,980	—	11,980
Belgium	20,699	7,860	—	28,559
Cayman Islands	—	—	32	32
China	—	180,180	—	180,180
Czech Republic	—	12,554	—	12,554
Denmark	—	8,791	—	8,791
Finland	2,483	13,026	—	15,509
France	28,650	254,221	—	282,871
Germany	21,004	135,305	—	156,309
Hong Kong	21,741	58,288	—	80,029
Hungary	—	16,759	—	16,759
India	10,854	24,796	—	35,650
Indonesia	—	15,476	—	15,476
Ireland	1,699	2,230	—	3,929
Italy	—	49,653	—	49,653
Japan	—	141,271	—	141,271
Macau	—	10,433	—	10,433
Netherlands	4,980	42,857	—	47,837
New Zealand	—	1,230	1,488	2,718
Norway	—	39,633	—	39,633
Portugal	—	2,434	—	2,434
Russia	21,007	33,332	—	54,339
Singapore	—	28,583	—	28,583
South Africa	5,215	38,853	—	44,068
South Korea	12,880	35,220	—	48,100
Spain	3,400	85,301	—	88,701
Sweden	727	42,659	—	43,386
Switzerland	—	141,589	—	141,589
Taiwan	91,448	62,396	—	153,844
Thailand	12,724	14,285	—	27,009
Turkey	—	4,418	—	4,418
United Arab Emirates	1,967	6,638	—	8,605
United Kingdom	22,537	204,943	—	227,480
United States	2,222,231	—	2,536	2,224,767
Other Common Stocks	150,726	—	—	150,726

Total Common Stocks	2,656,972	1,813,560	4,056	4,474,588

Asset-Backed Securities
Cayman Islands	—	2,371	11,041	13,412
United States	—	268,502	393,997	662,499
Other Asset-Backed Securities	—	2,797	—	2,797

Total Asset-Backed Securities	—	273,670	405,038	678,708

Collateralized Mortgage Obligations
Bermuda	—	—	6,639	6,639
United States	—	701,400	57,663	759,063

Total Collateralized Mortgage Obligations	—	701,400	64,302	765,702

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	4,948	4,948
United States	—	201,833	125,528	327,361

Total Commercial Mortgage-Backed Securities	—	201,833	130,476	332,309

Convertible Bonds	—	186,702	—	186,702
Convertible Preferred Stocks
United States	65,061	4,094	—	69,155

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
United States	$—	$3,564,955	$11	$3,564,966
Other Corporate Bonds	—	921,331	—	921,331

Total Corporate Bonds	—	4,486,286	11	4,486,297

Exchange Traded Funds	14,700	—	—	14,700
Foreign Government Securities	—	270,398	—	270,398
Loan Assignments
United States	—	425,322	1,881	427,203
Other Loan Assignments	—	12,200	—	12,200
Total Loan Assignments	—	437,522	1,881	439,403

Mortgage-Backed Securities	—	503,545	—	503,545

Preferred Stocks
United States	78,809	2,608	4,470	85,887
Rights	—	—	384	384
Supranational	—	1,032	—	1,032
U.S. Treasury Obligations	—	97,253	—	97,253
Warrants	—	—	1,562	1,562
Short-Term Investments
Certificates of Deposit	—	2,010	—	2,010
Commercial Paper	—	7,520	—	7,520
Investment Companies	690,732	—	—	690,732

Total Short-Term Investments	690,732	9,530	—	700,262

Total Investments in Securities	$3,506,274	$8,989,433	$612,180	$13,107,887

Appreciation in Other Financial Instruments
Futures Contracts	$25,165	$63	$—	$25,228

Depreciation in Other Financial Instruments
Futures Contracts	$(3,598)	$(5,982)	$—	$(9,580)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Income Builder Fund	Balance as of October 31, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	$1,675		$—	$(239)	$1	$5,076	—	$4,528	$—	$11,041
Asset-Backed Securities — United States	412,897		150	(468)	903	99,707	(140,213)	21,669	(648)	393,997
Collateralized Mortgage Obligations — Bermuda	—		—	(5)	—	3,790	—	2,854	—	6,639
Collateralized Mortgage Obligations — United States	2,700		—	515	20	56,496	(557)	—	(1,511)	57,663
Commercial Mortgage- Backed Securities — Cayman Islands	4,945		—	3	—	—	—	—	—	4,948
Commercial Mortgage- Backed Securities — United States	53,699		(8,107)	9,278	26	73,040	(9,940)	9,224	(1,692)	125,528
Common Stocks — Canada	3,149		—	(1,138)	—	—	(2,011)	—	—	—
Common Stocks — Cayman Islands	87		—	(55)	—	—	—	—	—	32
Common Stocks — New Zealand	1,262		—	226	—	—	—	—	—	1,488
Common Stocks — United States	3,631		—	(3,848)	—	3,541	(788)	—	—	2,536
Convertible Bonds — United States	219		—	—	—	—	—	—	(219)	—
Corporate Bonds — United Arab Emirates	695		—	—	—	—	—	—	(695)	—
Corporate Bonds — United States	11,235		(9,099)	8,040	4	—	(9,743)	—	(426)	11
Loan Assignments — United States	1,543		(595)	929	—	4	—	—	—	1,881
Preferred Stocks — United States	3,800		—	671	—	218	(219)	—	—	4,470
Rights — United States	377		—	7	—	—	—	—	—	384
Warrants — United States	—	(a)	—	(366)	—	1,928	—	—	—	1,562

Total	$501,914		$(17,651)	$13,550	$954	$243,800	$(163,471)	$38,275	$(5,191)	$612,180

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,935,000.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

There were no significant transfers into and out of level 3 for the period ended July 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	—	(b)

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	1

	1		Pending Distribution	Discount for Potential Outcome (d)	99.99% - 100.00% (99.99%)

Corporate Bond	1

	393,997		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 48.00% (13.09%)
				Constant Default Rate	0.00% - 12.30% (1.93%)
				Yield (Discount Rate of Cash Flows)	2.32% - 16.72% (3.60%)

Asset-Backed Securities	393,997

	64,302		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (16.36%)
				Constant Default Rate	0.00% - 3.93% (0.15%)
				Yield (Discount Rate of Cash Flows)	2.89% - 5.85% (4.21%)

Collateralized Mortgage Obligations	64,302

	118,002		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.70%)
				Constant Default Rate	0.00% - 5.00% (0.04%)
				Yield (Discount Rate of Cash Flows)	(61.16%) - 88.77% (3.18%)

Commercial Mortgage-Backed Securities	118,002

	—	(e)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—	(e)

	185		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	185

Total	$576,487

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2019, the value of these investments was approximately $35,693,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)	$—	$419,304	$365,259	$(2)	$6	$54,049	54,028	$694	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	—	1,837,410	1,200,681	(26)	(20)	636,683	636,492	3,403	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	1,171,854	912,988	2,084,842	—	—	—	—	3,506	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	12,630	294,530	307,160	—	—	—	—	756	—	(c)

Total	$1,184,484	$3,464,232	$3,957,942	$(28)	$(14)	$690,732		$8,359	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.4%

Australia - 2.2%
BHP Group Ltd.	2,053	56,515
BHP Group plc	1,551	36,975

		93,490

Austria - 0.5%
Erste Group Bank AG*	575	20,632

Belgium - 0.5%
KBC Group NV	324	20,849

Brazil - 0.7%
Itau Unibanco Holding SA, ADR	3,313	30,316

China - 2.8%
Alibaba Group Holding Ltd., ADR*	198	34,342
Ping An Insurance Group Co. of China Ltd., Class H	4,464	52,612
Tencent Holdings Ltd.	662	30,840

		117,794

Denmark - 1.6%
Novo Nordisk A/S, Class B	1,384	66,438

France - 14.7%
Accor SA	908	40,490
Airbus SE	366	51,734
AXA SA	1,410	35,508
Capgemini SE	338	42,956
EssilorLuxottica SA	259	35,081
Legrand SA	553	38,951
L’Oreal SA	164	43,887
LVMH Moet Hennessy Louis Vuitton SE	176	72,495
Orange SA	2,930	43,437
Pernod Ricard SA	284	49,791
Safran SA	300	43,043
Schneider Electric SE	636	54,835
TOTAL SA	1,395	72,318

		624,526

Germany - 7.8%
adidas AG	136	43,462
Allianz SE (Registered)	313	72,658
Continental AG	271	37,195
Deutsche Boerse AG	273	37,912
Fresenius Medical Care AG & Co. KGaA	383	26,507
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	133	31,671
SAP SE	677	82,779

		332,184

Hong Kong - 4.6%
AIA Group Ltd.	11,011	112,706
CK Asset Holdings Ltd.	5,730	43,085
Hong Kong Exchanges & Clearing Ltd.	1,149	38,597

		194,388

India - 1.5%
HDFC Bank Ltd., ADR	561	64,460

		64,460

Japan - 17.1%
Asahi Group Holdings Ltd.	680	29,445
Daikin Industries Ltd.	340	42,138
FANUC Corp.	180	32,026
Honda Motor Co. Ltd.	1,213	30,173
Kao Corp.	555	40,475
Keyence Corp.	103	58,820
Komatsu Ltd.	2,033	45,459
Kubota Corp.	2,912	44,918
Makita Corp.	1,033	34,050
Mitsui Fudosan Co. Ltd.	1,641	37,037
Nidec Corp.	284	38,015
Recruit Holdings Co. Ltd.	1,070	36,233
Shin-Etsu Chemical Co. Ltd.	502	51,122
Shiseido Co. Ltd.	492	36,233
SMC Corp.	93	33,736
Sony Corp.	1,192	67,816
Sumitomo Mitsui Financial Group, Inc.	1,873	65,495

		723,191

Macau - 0.8%
Sands China Ltd.	7,150	34,317

Netherlands - 5.9%
ASML Holding NV	328	72,989
ING Groep NV	4,084	45,313
Royal Dutch Shell plc, Class A	4,165	131,176

		249,478

Singapore - 1.4%
DBS Group Holdings Ltd.	3,026	57,700

South Africa - 0.3%
Naspers Ltd., Class N	59	14,427

South Korea - 1.1%
Samsung Electronics Co. Ltd., GDR(a)	47	44,837
Samsung Electronics Co. Ltd., GDR(a)	—(b)	218

		45,055

Spain - 1.1%
Industria de Diseno Textil SA	1,565	46,814

Sweden - 2.5%
Atlas Copco AB, Class A	1,267	38,711
Epiroc AB, Class A	1,730	18,962
Lundin Petroleum AB	470	14,770
Svenska Handelsbanken AB, Class A(c)	3,779	34,006

		106,449

Switzerland - 10.9%
Alcon, Inc.*	495	28,674
Cie Financiere Richemont SA (Registered)	539	46,190
Nestle SA (Registered)	1,642	174,200

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Novartis AG (Registered)	1,290	118,299
Roche Holding AG	361	96,739

		464,102

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,194	50,887

United Kingdom - 17.1%
AstraZeneca plc	701	60,576
Aviva plc	6,110	29,999
Burberry Group plc	1,968	54,253
Diageo plc	2,101	87,622
GlaxoSmithKline plc	4,057	83,910
Legal & General Group plc	11,865	37,627
Linde plc	286	54,701
London Stock Exchange Group plc	547	43,957
Prudential plc	2,505	51,533
RELX plc	2,072	49,223
Smith & Nephew plc	1,978	44,783
Unilever plc	1,500	90,268
WPP plc	3,025	35,627

		724,079

United States - 1.1%
Ferguson plc	643	47,834

TOTAL COMMON STOCKS (Cost $3,356,443)		4,129,410

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(d)(e)(Cost $99,340) (Cost $99,340)	99,310	99,340

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(f)
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	3	3
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	99	99

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $102)		102

Total Investments - 99.7% (Cost $3,455,885)		4,228,852
Other Assets Less Liabilities - 0.3%		14,114

Net Assets - 100.0%		4,242,966

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	10.1%
Insurance	10.0
Banks	8.0
Textiles, Apparel & Luxury Goods	6.0
Machinery	5.9
Oil, Gas & Consumable Fuels	5.2
Personal Products	5.0
Food Products	4.1
Beverages	3.9
Electrical Equipment	3.1
Semiconductors & Semiconductor Equipment	2.9
Capital Markets	2.9
Chemicals	2.5
Aerospace & Defense	2.2
Metals & Mining	2.2
Professional Services	2.0
Software	2.0
Real Estate Management & Development	1.9
Hotels, Restaurants & Leisure	1.8
Health Care Equipment & Supplies	1.7
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.4
Internet & Direct Marketing Retail	1.2
Trading Companies & Distributors	1.1
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.1
Diversified Telecommunication Services	1.0
IT Services	1.0
Building Products	1.0
Others (each less than 1.0%)	3.8
Short-Term Investments	2.3

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Amount rounds to less than one thousand.

(c)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $90,000.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of July 31, 2019.

(f)	Amount rounds to less than 0.1% of net assets.

*	Non-income producing security.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$93,490	$–	$93,490
Austria	–	20,632	–	20,632
Belgium	–	20,849	–	20,849
China	34,342	83,452	–	117,794
Denmark	–	66,438	–	66,438
France	40,490	584,036	–	624,526
Germany	–	332,184	–	332,184
Hong Kong	–	194,388	–	194,388
Japan	–	723,191	–	723,191
Macau	–	34,317	–	34,317
Netherlands	–	249,478	–	249,478

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$–	$57,700	$–	$57,700
South Africa	–	14,427	–	14,427
South Korea	–	45,055	–	45,055
Spain	–	46,814	–	46,814
Sweden	–	106,449	–	106,449
Switzerland	–	464,102	–	464,102
United Kingdom	–	724,079	–	724,079
United States	–	47,834	–	47,834
Other Common Stocks	145,663	–	–	145,663
Total Common Stocks	220,495	3,908,915	–	4,129,410
Investment of cash collateral from securities loaned	$102	$–	$–	$102
Short-Term Investments
Investment Companies	99,340	–	–	99,340
Total Investments in Securities	$319,937	$3,908,915	$–	$4,228,852

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$490,236	$390,905	$9	$—	$99,340	99,310	$650	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	—	665,000	665,000	3	—	3	3	703	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	356,751	356,652	—	—	99	99	236	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	166,797	311,392	478,189	—	—	—	—	706	—

Total	$166,797	$1,823,379	$1,890,746	$12	$—	$99,442		$2,295	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 95.4%

Australia - 2.0%
BHP Group plc	473	11,278

Austria - 1.8%
Erste Group Bank AG*	276	9,899

Brazil - 1.4%
Itau Unibanco Holding SA (Preference)	852	7,794

Canada - 8.2%
Alimentation Couche-Tard, Inc., Class B	205	12,552
Canadian National Railway Co.	132	12,476
Canadian Pacific Railway Ltd.	45	10,743
Toronto-Dominion Bank (The)	179	10,465

		46,236

China - 9.4%
Alibaba Group Holding Ltd., ADR*	83	14,300
Ping An Insurance Group Co. of China Ltd., Class H	1,645	19,382
Tencent Holdings Ltd.	408	19,010

		52,692

Denmark - 1.9%
Novo Nordisk A/S, Class B	225	10,781

France - 7.2%
Airbus SE	65	9,122
LVMH Moet Hennessy Louis Vuitton SE	31	12,864
Safran SA	45	6,505
Schneider Electric SE	138	11,891

		40,382

Germany - 9.0%
Continental AG	75	10,312
Delivery Hero SE*(a)	163	7,821
Deutsche Boerse AG	66	9,097
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	41	9,824
SAP SE	109	13,357

		50,411

Hong Kong - 5.8%
AIA Group Ltd.	2,066	21,145
CK Asset Holdings Ltd.	1,522	11,444

		32,589

India - 3.5%
HDFC Bank Ltd., ADR	170	19,569

Indonesia - 2.0%
Bank Central Asia Tbk. PT	4,984	10,941

Japan - 6.6%
Keyence Corp.	14	8,091
Komatsu Ltd.	319	7,124
Shiseido Co. Ltd.	85	6,225
SMC Corp.	18	6,631
Sony Corp.	159	9,032

		37,103

Netherlands - 4.9%
ASML Holding NV	53	11,900
Royal Dutch Shell plc, Class A	490	15,388

		27,288

Sweden - 1.3%
Svenska Handelsbanken AB, Class A	799	7,190

Switzerland - 8.1%
Alcon, Inc.*	103	5,967
Nestle SA (Registered)	244	25,866
Novartis AG (Registered)	148	13,603

		45,436

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	281	11,978

United Kingdom - 18.4%
Burberry Group plc	357	9,838
Diageo plc	307	12,807
GlaxoSmithKline plc	623	12,893
Legal & General Group plc	3,482	11,043
Linde plc	56	10,777
London Stock Exchange Group plc	111	8,885
RELX plc	406	9,637
Smith & Nephew plc	580	13,121
Unilever NV	250	14,515

		103,516

United States - 1.8%
Ferguson plc	139	10,353

TOTAL COMMON STOCKS (Cost $475,975)		535,436

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(b)(c)(Cost $24,392)	24,385	24,392

Total Investments - 99.8% (Cost $500,367)		559,828
Other Assets Less Liabilities - 0.2%		1,323

Net Assets - 100.0%		561,151

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	11.8%
Insurance	11.0
Pharmaceuticals	6.7
Food Products	4.6
Semiconductors & Semiconductor Equipment	4.3
Road & Rail	4.1
Textiles, Apparel & Luxury Goods	4.1
Internet & Direct Marketing Retail	4.0
Personal Products	3.7
Health Care Equipment & Supplies	3.4
Interactive Media & Services	3.4
Capital Markets	3.2
Aerospace & Defense	2.8
Oil, Gas & Consumable Fuels	2.8
Machinery	2.5
Software	2.4
Beverages	2.3
Food & Staples Retailing	2.2
Electrical Equipment	2.1
Real Estate Management & Development	2.0
Metals & Mining	2.0
Chemicals	1.9
Trading Companies & Distributors	1.8
Auto Components	1.8
Professional Services	1.7
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.4
Short-Term Investments	4.4

Abbreviations

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities

Common Stocks
Australia	$–	$11,278	$–	$11,278
Austria	–	9,899	–	9,899
China	14,300	38,392	–	52,692
Denmark	–	10,781	–	10,781
France	–	40,382	–	40,382
Germany	–	50,411	–	50,411
Hong Kong	–	32,589	–	32,589
Indonesia	–	10,941	–	10,941
Japan	–	37,103	–	37,103
Netherlands	–	27,288	–	27,288
Sweden	–	7,190	–	7,190
Switzerland	–	45,436	–	45,436
United Kingdom	–	103,516	–	103,516
United States	–	10,353	–	10,353
Other Common Stocks	85,577	–	–	85,577
Total Common Stocks	99,877	435,559	–	535,436

Short-Term Investments
Investment Companies	24,392	–	–	24,392
Total Investments in Securities	$124,269	$435,559	$–	$559,828

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$109,601	$85,209	$—	(c)	$—	$24,392	24,385	$168	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares(a)	—	45,000	45,000	—		—	—	—	29	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	77,454	77,454	—		—	—	—	52	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	1,995	88,014	90,009	—		—	—	—	58	—

Total	$1,995	$320,069	$297,672	$—	(c)	$—	$24,392		$307	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.4%

Australia - 8.5%
AGL Energy Ltd.	59	849
Alumina Ltd.	567	899
Australia & New Zealand Banking Group Ltd.	212	4,023
Beach Energy Ltd.	342	493
BHP Group Ltd.	302	8,307
BlueScope Steel Ltd.	80	708
CSR Ltd.	161	440
Downer EDI Ltd.	84	411
Fortescue Metals Group Ltd.	223	1,256
Harvey Norman Holdings Ltd.	263	789
Iluka Resources Ltd.	76	496
IOOF Holdings Ltd.	117	463
JB Hi-Fi Ltd.(a)	43	873
Metcash Ltd.	417	802
Qantas Airways Ltd.	205	798
Regis Resources Ltd.	145	547
Rio Tinto plc	102	5,773
Santos Ltd.	106	521
South32 Ltd.	688	1,465
St Barbara Ltd.	229	574
Telstra Corp. Ltd.	430	1,165
Woodside Petroleum Ltd.	74	1,746

		33,398

Austria - 1.0%
AT&S Austria Technologie & Systemtechnik AG	38	611
BAWAG Group AG(b)	18	703
Erste Group Bank AG*	24	853
OMV AG	27	1,374
Telekom Austria AG*	65	483

		4,024

Belgium - 0.8%
Ageas	24	1,273
bpost SA(a)	46	430
KBC Group NV	24	1,525

		3,228

China - 0.3%
BOC Hong Kong Holdings Ltd.	349	1,330

Denmark - 0.6%
Matas A/S	85	875
Pandora A/S	14	530
Scandinavian Tobacco Group A/S, Class A(b)	63	668
TCM Group A/S(b)	16	279

		2,352

Finland - 0.9%
Cramo OYJ	44	383
Sanoma OYJ	85	838
Tokmanni Group Corp.	70	635
UPM-Kymmene OYJ	51	1,382
YIT OYJ	78	430

		3,668

France - 8.5%
Air France-KLM*	53	553
ALD SA(a)(b)	41	607
Arkema SA	5	487
Atos SE	8	615
AXA SA	146	3,683
BNP Paribas SA	78	3,642
Cie Generale des Etablissements Michelin SCA	11	1,165
CNP Assurances	34	703
Credit Agricole SA	107	1,279
Derichebourg SA	124	458
Eutelsat Communications SA	43	831
Faurecia SE	13	615
Gecina SA, REIT	6	931
Groupe Crit	9	615
Kaufman & Broad SA	21	876
Metropole Television SA	27	463
Neopost SA	23	472
Orange SA	149	2,207
Peugeot SA	47	1,115
Publicis Groupe SA	21	1,060
Rexel SA	54	601
Rothschild & Co.	18	549
Sopra Steria Group	5	649
SPIE SA	28	519
Television Francaise 1(a)	50	497
TOTAL SA	155	8,030

		33,222

Georgia - 0.3%
Bank of Georgia Group plc	29	489
TBC Bank Group plc	40	693

		1,182

Germany - 6.6%
Allianz SE (Registered)	20	4,577
CECONOMY AG*	94	601
Covestro AG(b)	22	980
Deutsche Pfandbriefbank AG(b)	45	506
Deutsche Post AG (Registered)	79	2,563
Deutsche Telekom AG (Registered)	245	4,019
Evonik Industries AG	39	1,110
Freenet AG	23	453
HeidelbergCement AG	13	968
JOST Werke AG(b)	25	811
METRO AG	39	593
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,716
RWE AG	52	1,405
Siltronic AG	6	456
Takkt AG	55	758
Volkswagen AG (Preference)	18	3,005
Wuestenrot & Wuerttembergische AG	40	790
Zeal Network SE	20	392

		25,703

Ghana - 0.1%
Tullow Oil plc	216	507

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hong Kong - 3.0%
CK Hutchison Holdings Ltd.	223	2,084
Hang Lung Properties Ltd.	325	765
Hongkong Land Holdings Ltd.	202	1,230
Hysan Development Co. Ltd.	196	934
Kerry Properties Ltd.	186	698
New World Development Co. Ltd.	763	1,074
NWS Holdings Ltd.	473	878
Sun Hung Kai Properties Ltd.	122	1,958
Wharf Holdings Ltd. (The)	243	591
Wheelock & Co. Ltd.	151	950
Xinyi Glass Holdings Ltd.	462	466

		11,628

India - 0.1%
Rhi Magnesita NV	8	454

Ireland - 0.1%
Smurfit Kappa Group plc	18	570

Isle of Man - 0.1%
Strix Group plc(a)	180	379

Israel - 0.6%
Bank Leumi Le-Israel BM	155	1,126
Israel Discount Bank Ltd., Class A	244	1,053

		2,179

Italy - 2.6%
ASTM SpA	25	881
Banca Farmafactoring SpA(b)	139	753
Cairo Communication SpA	217	623
Eni SpA	202	3,160
Immobiliare Grande Distribuzione SIIQ SpA, REIT	69	445
Mediaset SpA*	187	547
Mediobanca Banca di Credito Finanziario SpA	119	1,189
Poste Italiane SpA(b)	77	819
Rizzoli Corriere Della Sera Mediagroup SpA	601	645
Unieuro SpA(b)	56	765
Unipol Gruppo SpA	102	524

		10,351

Japan - 21.3%
Acom Co. Ltd.	150	528
Advantest Corp.	18	674
Asahi Kasei Corp.	118	1,198
Bridgestone Corp.	46	1,734
Brother Industries Ltd.	58	1,023
Daicel Corp.	99	835
Dai-ichi Life Holdings, Inc.	124	1,827
DMG Mori Co. Ltd.	52	759
Dowa Holdings Co. Ltd.	15	461
Fuji Electric Co. Ltd.	21	654
FUJIFILM Holdings Corp.	9	446
GS Yuasa Corp.	26	483
Hitachi Ltd.	43	1,514
Idemitsu Kosan Co. Ltd.	28	769
Isuzu Motors Ltd.	64	711
ITOCHU Corp.	124	2,359
Jafco Co. Ltd.	13	475
Japan Airlines Co. Ltd.	21	667
JXTG Holdings, Inc.	289	1,359
Kaken Pharmaceutical Co. Ltd.	10	465
Kawasaki Heavy Industries Ltd.	24	531
KDDI Corp.	136	3,538
K’s Holdings Corp.	46	417
Kureha Corp.	8	497
Kyudenko Corp.	15	477
Marubeni Corp.	219	1,421
MINEBEA MITSUMI, Inc.	32	538
Mitsubishi Corp.	111	2,986
Mitsubishi Heavy Industries Ltd.	30	1,217
Mitsubishi UFJ Financial Group, Inc.	830	4,099
Mitsubishi UFJ Lease & Finance Co. Ltd.	185	978
Mitsui & Co. Ltd.	150	2,430
Mitsui Fudosan Co. Ltd.	53	1,192
MS&AD Insurance Group Holdings, Inc.	37	1,203
Nikon Corp.	52	698
Nippon Light Metal Holdings Co. Ltd.	209	381
Nippon Telegraph & Telephone Corp.	56	2,523
Nomura Real Estate Holdings, Inc.	30	603
NTT DOCOMO, Inc.	99	2,371
Oji Holdings Corp.	85	440
ORIX Corp.	111	1,583
Sankyu, Inc.	9	462
Sawai Pharmaceutical Co. Ltd.	9	480
Sekisui House Ltd.(a)	65	1,093
Shinsei Bank Ltd.	63	956
Shizuoka Bank Ltd. (The)	82	569
Showa Denko KK	19	512
Sojitz Corp.	140	438
Sompo Holdings, Inc.	22	890
Sony Corp.	16	904
Sumitomo Bakelite Co. Ltd.	13	456
Sumitomo Corp.	108	1,604
Sumitomo Heavy Industries Ltd.	28	890
Sumitomo Mitsui Financial Group, Inc.	103	3,584
Sumitomo Mitsui Trust Holdings, Inc.	44	1,497
Taiheiyo Cement Corp.	34	961
Teijin Ltd.	39	666
THK Co. Ltd.	29	738
Tokuyama Corp.	27	631
Tokyo Century Corp.	11	442
Tokyo Electron Ltd.	3	576
Tokyo Tatemono Co. Ltd.	41	473
Tokyu Fudosan Holdings Corp.	121	699
Tosoh Corp.	49	680
Toyota Motor Corp.	148	9,530
Toyota Tsusho Corp.	42	1,213
TS Tech Co. Ltd.	23	639

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ube Industries Ltd.	24	489
Yamaguchi Financial Group, Inc.	69	485
Yamato Kogyo Co. Ltd.	16	411
Yokohama Rubber Co. Ltd. (The)	51	944
Zeon Corp.	48	552

		83,528

Luxembourg - 0.2%
RTL Group SA	15	760

Malta - 0.1%
Kindred Group plc, SDR	62	381

Netherlands - 7.0%
ABN AMRO Bank NV, CVA(b)	62	1,232
Arcadis NV	27	557
ASR Nederland NV	20	763
Flow Traders(b)	16	420
Heijmans NV, CVA*(a)	80	739
ING Groep NV	302	3,349
Intertrust NV(b)	25	476
NIBC Holding NV(b)	89	791
NN Group NV	40	1,518
Randstad NV	18	911
Royal Dutch Shell plc, Class A	506	15,922
Signify NV(b)	29	782

		27,460

New Zealand - 0.3%
Air New Zealand Ltd.	386	686
Z Energy Ltd.	123	524

		1,210

Norway - 2.7%
DNB ASA	102	1,817
DNO ASA	276	461
Elkem ASA(b)	145	395
Equinor ASA	74	1,319
Europris ASA(b)	157	450
Komplett Bank ASA*	298	321
Kvaerner ASA	285	400
Norwegian Finans Holding ASA*	99	684
Olav Thon Eiendomsselskap ASA	27	442
Scottish Salmon Co. plc (The)(a)	170	515
Selvaag Bolig ASA	106	554
SpareBank 1 Nord Norge	105	773
SpareBank 1 SMN	75	828
SpareBank 1 SR-Bank ASA	74	799
Stolt-Nielsen Ltd.	29	334
Storebrand ASA	58	391

		10,483

Portugal - 0.2%
Altri SGPS SA	98	645

Russia - 0.4%
Evraz plc	139	1,087
Petropavlovsk plc*	2,612	315

		1,402

Singapore - 1.3%
DBS Group Holdings Ltd.	70	1,333
Jardine Cycle & Carriage Ltd.	25	599
Oversea-Chinese Banking Corp. Ltd.	180	1,501
United Overseas Bank Ltd.	71	1,353
Venture Corp. Ltd.	42	463

		5,249

South Africa - 0.6%
Anglo American plc	94	2,310

Spain - 3.9%
ACS Actividades de Construccion y Servicios SA	38	1,549
Banco Bilbao Vizcaya Argentaria SA(a)	507	2,580
Banco Santander SA	1,059	4,522
Enagas SA	29	639
Mediaset Espana Comunicacion SA	77	452
Repsol SA	142	2,245
Talgo SA*(b)	80	430
Telefonica SA	379	2,886

		15,303

Sweden - 3.1%
Adapteo OYJ*	38	448
Betsson AB*	96	508
Boliden AB*	31	708
Dometic Group AB(c)	60	549
Granges AB	57	564
Intrum AB	19	486
Lindab International AB	64	733
Mycronic AB	35	544
Resurs Holding AB(b)	133	772
Skandinaviska Enskilda Banken AB, Class A	189	1,774
Skanska AB, Class B	48	896
SKF AB, Class B	27	446
SSAB AB, Class A	121	343
Svenska Handelsbanken AB, Class A	143	1,290
Swedbank AB, Class A	59	798
Tethys Oil AB	107	900
Volvo AB, Class B	33	493

		12,252

Switzerland - 7.0%
ABB Ltd. (Registered)	140	2,647
Adecco Group AG (Registered)	19	1,060
ALSO Holding AG (Registered)*	3	528
Credit Suisse Group AG (Registered)*	98	1,181
Glencore plc*	804	2,578
LafargeHolcim Ltd. (Registered)*	28	1,369
Novartis AG (Registered)	49	4,519
Roche Holding AG	3	871
Swiss Life Holding AG (Registered)	4	1,824
Swiss Re AG	26	2,563
Swisscom AG (Registered)	3	1,313
UBS Group AG (Registered)*	268	2,995
Zurich Insurance Group AG	11	3,950

		27,398

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ukraine - 0.2%
Ferrexpo plc	260	804

United Kingdom - 15.8%
Barratt Developments plc	181	1,410
Bellway plc	13	464
Berkeley Group Holdings plc	18	862
Biffa plc(b)	205	547
Bovis Homes Group plc	63	807
BP plc	1,287	8,515
British American Tobacco plc	158	5,617
Card Factory plc	218	440
Charter Court Financial Services Group plc(b)	233	838
Countryside Properties plc(b)	117	419
Crest Nicholson Holdings plc	100	445
Dart Group plc	50	461
Derwent London plc, REIT	11	390
Dialog Semiconductor plc*	21	958
EI Group plc*	213	729
Fiat Chrysler Automobiles NV	48	637
Firstgroup plc*	453	633
Forterra plc(b)	233	791
Genel Energy plc	251	583
GlaxoSmithKline plc	318	6,575
Greene King plc	71	541
Gulf Keystone Petroleum Ltd.	183	521
Imperial Brands plc	89	2,248
Inchcape plc	117	889
International Consolidated Airlines Group SA	130	666
ITV plc	750	1,008
John Laing Group plc(b)	93	433
JPJ Group plc*	96	804
Land Securities Group plc, REIT	87	843
Legal & General Group plc	601	1,907
Lloyds Banking Group plc	5,229	3,383
McBride plc*	141	112
Micro Focus International plc	38	807
Mitchells & Butlers plc*	214	791
Morgan Sindall Group plc	44	599
National Express Group plc	96	491
OneSavings Bank plc	183	808
Paragon Banking Group plc	83	420
Persimmon plc	38	924
Pets at Home Group plc	211	533
Playtech plc	91	486
Prudential plc	175	3,592
Reach plc	217	225
Redrow plc	65	443
Royal Bank of Scotland Group plc	608	1,601
Savills plc	43	499
St Modwen Properties plc	82	416
Taylor Wimpey plc	631	1,236
Vesuvius plc	70	428
Workspace Group plc, REIT	40	411
WPP plc	144	1,697

		61,883

United States - 0.2%
TI Fluid Systems plc(b)	259	618

TOTAL COMMON STOCKS (Cost $411,045)		385,861

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(d)(e)(Cost $3,887)	3,886	3,887

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	3,000	3,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	631	631

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,631)		3,631

Total Investments - 100.3% (Cost $418,563)		393,379
Liabilities in Excess of Other Assets - (0.3)%		(1,026)

Net Assets - 100.0%		392,353

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	15.2%
Oil, Gas & Consumable Fuels	12.4
Insurance	8.8
Metals & Mining	7.6
Automobiles	3.8
Diversified Telecommunication Services	3.7
Trading Companies & Distributors	3.4
Real Estate Management & Development	3.3
Pharmaceuticals	3.3
Household Durables	2.7
Media	2.5
Chemicals	2.4
Tobacco	2.2
Machinery	1.9
Auto Components	1.7
Wireless Telecommunication Services	1.6
Construction & Engineering	1.6
Capital Markets	1.5
Construction Materials	1.3
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.2
Specialty Retail	1.1
Electronic Equipment, Instruments & Components	1.0
Airlines	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	11.6
Short-Term Investment	1.0

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $2,873,000.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of July 31, 2019.

*	Non-income producing security.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	39	09/2019	EUR	1,488	(24)
FTSE 100 Index	14	09/2019	GBP	1,280	6
TOPIX Index	9	09/2019	JPY	1,290	(9)

					(27)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$33,398	$–	$33,398
Austria	483	3,541	–	4,024
Belgium	–	3,228	–	3,228
China	–	1,330	–	1,330
Denmark	1,822	530	–	2,352
Finland	1,856	1,812	–	3,668
France	3,794	29,428	–	33,222
Germany	6,002	19,701	–	25,703
Ghana	–	507	–	507
Hong Kong	–	11,628	–	11,628
India	–	454	–	454
Ireland	–	570	–	570
Isle of Man	–	379	–	379
Israel	–	2,179	–	2,179
Italy	1,326	9,025	–	10,351
Japan	–	83,528	–	83,528
Malta	–	381	–	381
Netherlands	1,202	26,258	–	27,460
New Zealand	–	1,210	–	1,210
Norway	1,170	9,313	–	10,483
Russia	315	1,087	–	1,402
Singapore	–	5,249	–	5,249
South Africa	–	2,310	–	2,310
Spain	–	15,303	–	15,303
Sweden	448	11,804	–	12,252
Switzerland	528	26,870	–	27,398
Ukraine	–	804	–	804
United Kingdom	8,647	53,236	–	61,883
Other Common Stocks	3,205	–	–	3,205

Total Common Stocks	30,798	355,063	–	385,861

Short-Term Investments
Investment Companies	3,887	–	–	3,887
Investment of cash collateral from securities loaned	3,631	–	–	3,631

Total Investments in Securities	$38,316	$355,063	$–	$393,379

Appreciation in Other Financial Instruments
Futures Contracts	$–	$6	$–	$6

Depreciation in Other Financial Instruments
Futures Contracts	$(9)	$(24)	$–	$(33)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35% (a)(b)	$—	$42,166	$38,279	$—	(c)	$—	$3,887	3,886	$68	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50% (a)(b)	—	17,000	14,000	—		—	3,000	3,000	18	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30% (a)(b)	—	63,217	62,586	—		—	631	631	79	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	51,039	51,039	—		—	—	—	69	—	(c)

Total	$—	$173,422	$165,904	$—	(c)	$—	$7,518		$234	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2019.

(c)	Amount rounds to less than one thousand.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.1%

Australia - 7.8%
AGL Energy Ltd.	701	10,044
Alumina Ltd.	8,287	13,138
Aurizon Holdings Ltd.	1,559	6,119
Beach Energy Ltd.	4,272	6,158
BHP Group Ltd.	2,243	61,760
CIMIC Group Ltd.	352	8,781
Evolution Mining Ltd.	5,408	18,356
Fortescue Metals Group Ltd.	1,430	8,050
JB Hi-Fi Ltd.(a)	480	9,856
Magellan Financial Group Ltd.	279	11,736
Metcash Ltd.	3,184	6,120
Newcrest Mining Ltd.	316	7,624
Qantas Airways Ltd.	5,455	21,237
Regis Resources Ltd.	1,969	7,434
Rio Tinto plc	895	50,530
South32 Ltd.	6,055	12,883

		259,826

Austria - 0.7%
OMV AG	438	21,916
Verbund AG	52	2,914

		24,830

Belgium - 2.3%
Ageas	623	33,433
Telenet Group Holding NV	331	16,270
UCB SA	329	25,617

		75,320

China - 0.2%
BOC Hong Kong Holdings Ltd.	2,078	7,918

Denmark - 1.0%
Carlsberg A/S, Class B	65	8,856
Novo Nordisk A/S, Class B	345	16,581
Topdanmark A/S	140	7,172

		32,609

Finland - 1.2%
Neste OYJ	951	31,465
Valmet OYJ	516	10,028

		41,493

France - 7.7%
Capgemini SE	276	35,084
Dassault Aviation SA	7	9,569
Edenred	293	14,683
Eiffage SA	252	24,855
Eutelsat Communications SA	480	9,183
Gaztransport Et Technigaz SA	61	5,563
Ingenico Group SA	84	7,941
Kering SA	73	37,871
L’Oreal SA	133	35,597
LVMH Moet Hennessy Louis Vuitton SE	25	10,401
Peugeot SA	1,402	33,096
SEB SA	25	4,000
Societe BIC SA(a)	102	7,076
Sodexo SA(a)	55	6,336
SPIE SA	547	10,140
TOTAL SA	142	7,340

		258,735

Germany - 7.4%
adidas AG	124	39,601
Allianz SE (Registered)	235	54,450
CANCOM SE	31	1,759
CECONOMY AG*	475	3,038
E.ON SE	2,825	28,131
Hannover Rueck SE	110	17,108
HeidelbergCement AG	149	10,759
LEG Immobilien AG	88	10,184
METRO AG(a)	525	8,077
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	148	35,179
RWE AG	1,345	36,342
SAP SE	7	876

		245,504

Ghana - 0.3%
Tullow Oil plc	4,110	9,629

Hong Kong - 2.6%
CK Asset Holdings Ltd.	1,801	13,538
CLP Holdings Ltd.	752	8,171
Hang Seng Bank Ltd.	1,332	31,664
Kerry Properties Ltd.	1,017	3,817
New World Development Co. Ltd.	9,278	13,063
NWS Holdings Ltd.	843	1,565
WH Group Ltd.(b)	16,352	15,916

		87,734

Ireland - 0.1%
Greencore Group plc	1,946	5,059

Israel - 0.5%
Bank Leumi Le-Israel BM	635	4,620
Israel Discount Bank Ltd., Class A	2,684	11,582

		16,202

Italy - 0.8%
Snam SpA	5,335	26,193

Japan - 23.9%
Advantest Corp.	572	22,035
Alfresa Holdings Corp.	260	6,264
Amano Corp.	187	5,617
Astellas Pharma, Inc.	1,518	21,509
Bandai Namco Holdings, Inc.(a)	315	16,945
Bridgestone Corp.	426	16,007
Brother Industries Ltd.	672	11,903
Capcom Co. Ltd.	559	11,672
Central Japan Railway Co.	109	21,830
Dai-ichi Life Holdings, Inc.	596	8,759
Digital Garage, Inc.	217	7,456
DMG Mori Co. Ltd.(a)	920	13,331
Fuji Electric Co. Ltd.	389	11,872
FUJIFILM Holdings Corp.	435	20,618
Fujitsu Ltd.	170	13,282
GungHo Online Entertainment, Inc.	205	5,400
Hikari Tsushin, Inc.	32	6,945

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hitachi Ltd.	681	24,159
Idemitsu Kosan Co. Ltd.	173	4,768
ITOCHU Corp.	1,232	23,454
Japan Aviation Electronics Industry Ltd.	208	2,897
Japan Retail Fund Investment Corp., REIT	4	8,275
Kajima Corp.	416	5,355
Kaken Pharmaceutical Co. Ltd.	53	2,548
Kamigumi Co. Ltd.	100	2,301
KDDI Corp.	966	25,204
Marubeni Corp.	2,411	15,632
Medipal Holdings Corp.	267	5,661
Meitec Corp.	59	3,036
Mitsubishi Corp.	659	17,701
Mitsubishi Heavy Industries Ltd.	384	15,832
Mitsubishi UFJ Financial Group, Inc.	4,201	20,747
Mitsubishi UFJ Lease & Finance Co. Ltd.	446	2,361
Mitsui & Co. Ltd.	832	13,532
Morinaga & Co. Ltd.	160	7,497
Nexon Co. Ltd.*	1,024	16,207
Nihon Unisys Ltd.	384	12,609
Nippon Telegraph & Telephone Corp.	513	23,152
NOF Corp.	194	6,959
Nomura Real Estate Holdings, Inc.	147	2,985
NS Solutions Corp.	107	3,608
Obayashi Corp.	546	5,175
Oji Holdings Corp.	1,752	9,060
ORIX Corp.	1,048	14,950
Otsuka Corp.	171	6,731
Sankyu, Inc.	101	5,433
SBI Holdings, Inc.	627	14,253
Sekisui House Ltd.	937	15,761
Shionogi & Co. Ltd.	297	16,449
Ship Healthcare Holdings, Inc.	62	2,795
Showa Denko KK	428	11,474
SoftBank Group Corp.	136	6,924
Sojitz Corp.	1,950	6,092
Sony Corp.	605	34,380
Sumitomo Corp.	689	10,227
Sumitomo Mitsui Financial Group, Inc.	703	24,587
Sumitomo Mitsui Trust Holdings, Inc.	446	15,257
Taiheiyo Cement Corp.	308	8,648
TIS, Inc.	216	11,196
Tokuyama Corp.	242	5,575
Toyota Motor Corp.	823	53,196
Toyota Tsusho Corp.	309	8,942
TS Tech Co. Ltd.	201	5,544
West Japan Railway Co.	109	8,947
Yokohama Rubber Co. Ltd. (The)	367	6,754

		796,275

Netherlands - 7.6%
ABN AMRO Bank NV, CVA(b)	931	18,632
Adyen NV*(b)	19	14,244
ASR Nederland NV	658	24,708
Euronext NV(b)	154	11,926
EXOR NV	266	18,490
Intertrust NV(b)	152	2,908
Koninklijke Ahold Delhaize NV	1,528	34,712
Koninklijke BAM Groep NV(a)	1,207	4,037
NN Group NV	74	2,776
Royal Dutch Shell plc, Class B	2,240	70,752
Signify NV(b)	467	12,694
Wolters Kluwer NV	505	36,636

		252,515

Norway - 2.3%
DNB ASA	1,826	32,675
DNO ASA	996	1,667
Equinor ASA	516	9,258
Telenor ASA	1,676	33,958

		77,558

Russia - 0.4%
Evraz plc	1,583	12,401

Singapore - 1.0%
DBS Group Holdings Ltd.	666	12,691
Jardine Cycle & Carriage Ltd.	99	2,425
United Overseas Bank Ltd.	905	17,242

		32,358

South Africa - 1.0%
Anglo American plc	1,319	32,330

Spain - 5.1%
ACS Actividades de Construccion y Servicios SA	778	31,430
Aena SME SA(b)	145	26,339
CIE Automotive SA	193	4,892
Enagas SA	804	17,535
Endesa SA	1,295	31,999
Mediaset Espana Comunicacion SA	1,534	9,003
Red Electrica Corp. SA	1,267	23,890
Repsol SA	646	10,242
Siemens Gamesa Renewable Energy SA	1,186	16,602

		171,932

Sweden - 1.3%
Betsson AB*	343	1,812
Sandvik AB	647	9,935
Skandinaviska Enskilda Banken AB, Class A	1,783	16,764
SKF AB, Class B	994	16,303

		44,814

Switzerland - 10.8%
Adecco Group AG (Registered)	478	26,053
Huber + Suhner AG (Registered)	44	3,467
LafargeHolcim Ltd. (Registered)*	134	6,595
Landis+Gyr Group AG*(a)	127	10,295
Logitech International SA (Registered)	495	20,367
Nestle SA (Registered)	846	89,729
Novartis AG (Registered)	876	80,355
Roche Holding AG	282	75,393

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Swiss Life Holding AG (Registered)	73	35,146
Swisscom AG (Registered)	25	12,299

		359,699

United Kingdom - 11.1%
3i Group plc	1,347	18,145
Ashtead Group plc	897	24,678
Barratt Developments plc	1,547	12,077
Berkeley Group Holdings plc	288	13,561
Bovis Homes Group plc	224	2,857
BP plc	577	3,817
Britvic plc	329	3,655
Coca-Cola European Partners plc	642	35,464
Computacenter plc	180	3,343
Diageo plc	186	7,737
Dialog Semiconductor plc*	437	19,565
Dunelm Group plc	355	3,991
Greene King plc	1,026	7,791
Howden Joinery Group plc	493	3,309
HSBC Holdings plc	1,897	15,193
Imperial Brands plc	1,088	27,615
Legal & General Group plc	10,048	31,866
Lloyds Banking Group plc	40,164	25,981
Micro Focus International plc	983	20,702
National Express Group plc	332	1,693
Next plc	446	32,851
Redrow plc	2,111	14,363
Tate & Lyle plc	644	5,894
Taylor Wimpey plc	5,728	11,223
Unilever plc	377	22,662

		370,033

TOTAL COMMON STOCKS (Cost $3,164,708)		3,240,967

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(c)(d)(Cost $78,975)	78,952	78,976

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(c)(d)	35,001	35,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(c)(d)	11,334	11,334

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $46,341)		46,338

Total Investments - 100.9% (Cost $3,290,024)		3,366,281
Liabilities in Excess of Other Assets - (0.9)%		(29,844)

Net Assets - 100.0%		3,336,437

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	7.6%
Insurance	7.4
Pharmaceuticals	7.1
Metals & Mining	6.7
Oil, Gas & Consumable Fuels	5.4
Food Products	3.7
Trading Companies & Distributors	3.7
IT Services	3.2
Household Durables	3.2
Textiles, Apparel & Luxury Goods	2.6
Automobiles	2.6
Construction & Engineering	2.4
Multi-Utilities	2.2
Diversified Telecommunication Services	2.1
Professional Services	2.0
Electric Utilities	2.0
Machinery	1.9
Personal Products	1.7
Capital Markets	1.7
Beverages	1.7
Technology Hardware, Storage & Peripherals	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.4
Investment of cash collateral from securities loaned	1.4
Electrical Equipment	1.3
Road & Rail	1.3
Gas Utilities	1.3
Real Estate Management & Development	1.3
Semiconductors & Semiconductor Equipment	1.2
Diversified Financial Services	1.1
Media	1.0
Entertainment	1.0
Auto Components	1.0
Multiline Retail	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	8.4
Short-Term Investments	2.3

Abbreviations
CVA	Dutch Certification
OYJ REIT	Public Limited Company Real Estate Investment Trust

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $43,064,000.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	772	09/2019	EUR	29,463	17
FTSE 100 Index	257	09/2019	GBP	23,488	458
TOPIX Index	90	09/2019	JPY	12,897	147

					622

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$259,826	$–	$259,826
Austria	–	24,830	–	24,830
Belgium	–	75,320	–	75,320
China	–	7,918	–	7,918
Denmark	–	32,609	–	32,609
Finland	–	41,493	–	41,493
France	15,905	242,830	–	258,735
Germany	4,797	240,707	–	245,504
Ghana	–	9,629	–	9,629
Hong Kong	–	87,734	–	87,734
Israel	–	16,202	–	16,202
Italy	–	26,193	–	26,193
Japan	–	796,275	–	796,275
Netherlands	12,694	239,821	–	252,515
Norway	–	77,558	–	77,558
Russia	–	12,401	–	12,401
Singapore	–	32,358	–	32,358
South Africa	–	32,330	–	32,330
Spain	–	171,932	–	171,932
Sweden	–	44,814	–	44,814
Switzerland	–	359,699	–	359,699
United Kingdom	41,148	328,885	–	370,033
Other Common Stocks	5,059	–	–	5,059
Total Common Stocks	79,603	3,161,364	–	3,240,967
Short-Term Investments
Investment Companies	78,976	–	–	78,976
Investment of cash collateral from securities loaned	46,338	–	–	46,338

Total Investments in Securities	$204,917	$3,161,364	$–	$3,366,281

Appreciation in Other Financial Instruments
Futures Contracts	$147	$475	$–	$622

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$316,926	$237,956	$5	$1	$78,976	78,952	$513	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	—	454,000	419,000	6	(2)	35,004	35,001	773	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	381,574	370,240	—	—	11,334	11,334	276	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	52,914	397,224	450,138	—	—	—	—	547	—

Total	$52,914	$1,549,724	$1,477,334	$11	$(1)	$125,314		$2,109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 98.5%

COMMON STOCKS - 73.6%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	26	3,107

Capital Markets - 1.5%
Blackstone Group, Inc. (The), Class A	95	4,539

Consumer Finance - 6.3%
American Express Co.(a)	158	19,591

Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc., Class A*	— (b)	10,803
Berkshire Hathaway, Inc., Class B*	23	4,710

		15,513

Electric Utilities - 3.6%
NextEra Energy, Inc.(a)	54	11,227

Health Care Equipment & Supplies - 3.2%
Zimmer Biomet Holdings, Inc.	74	10,060

Health Care Providers & Services - 6.6%
Cigna Corp.	65	11,123
UnitedHealth Group, Inc.	37	9,197

		20,320

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	26	2,500
Norwegian Cruise Line Holdings Ltd.*	16	780

		3,280

Household Durables - 3.6%
Whirlpool Corp.	76	11,001

Insurance - 2.6%
Willis Towers Watson plc	41	8,062

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A*	8	9,951

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	5	9,590

IT Services - 16.7%
Alliance Data Systems Corp.	65	10,166
Fidelity National Information Services, Inc.	44	5,867
Fiserv, Inc.*(a)	209	22,014
Mastercard, Inc., Class A(a)	17	4,657
PayPal Holdings, Inc.*	25	2,814
Visa, Inc., Class A(a)	34	6,067

		51,585

Media - 8.4%
Altice USA, Inc., Class A*(a)	443	11,444
Comcast Corp., Class A(a)	333	14,372

		25,816

Personal Products - 0.5%
Edgewell Personal Care Co.*	49	1,488

Road & Rail - 2.7%
Canadian Pacific Railway Ltd. (Canada)	15	3,513
Union Pacific Corp.	27	4,890

		8,403

Software - 2.5%
Microsoft Corp.(a)	57	7,781

Specialty Retail - 1.0%
Lowe’s Cos., Inc.	29	2,974

Trading Companies & Distributors - 1.0%
United Rentals, Inc.*	24	2,983

TOTAL COMMON STOCKS (Cost $205,015)		227,271

SHORT-TERM INVESTMENTS - 24.9%

INVESTMENT COMPANIES - 24.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(c)(d)(Cost $76,783) (Cost $76,783)	76,764	76,787

TOTAL LONG POSITIONS (Cost $281,798)		304,058

SHORT POSITIONS - (22.9)%

COMMON STOCKS - (17.4)%

Automobiles - (1.8)%
Harley-Davidson, Inc.	(155)	(5,556)

Beverages - (0.6)%
Molson Coors Brewing Co., Class B	(22)	(1,189)
National Beverage Corp.	(14)	(592)

		(1,781)

Biotechnology - (0.6)%
Amgen, Inc.	(5)	(952)
Regeneron Pharmaceuticals, Inc.*	(3)	(777)

		(1,729)

Containers & Packaging - (0.6)%
International Paper Co.	(39)	(1,723)

Electrical Equipment - (2.4)%
Acuity Brands, Inc.	(9)	(1,229)
Emerson Electric Co.	(96)	(6,242)

		(7,471)

Energy Equipment & Services - (0.5)%
Halliburton Co.	(64)	(1,461)

Health Care Equipment & Supplies - (0.1)%
Align Technology, Inc.*	(2)	(384)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services - (3.7)%
AmerisourceBergen Corp.	(29)	(2,538)
Cardinal Health, Inc.	(121)	(5,530)
CVS Health Corp.	(59)	(3,285)

		(11,353)

Hotels, Restaurants & Leisure - (0.6)%
MGM Resorts International	(58)	(1,750)

Leisure Products - (0.1)%
Polaris Industries, Inc.	(5)	(471)

Life Sciences Tools & Services - (0.7)%
Agilent Technologies, Inc.	(33)	(2,305)

Machinery - (1.0)%
Caterpillar, Inc.	(23)	(3,006)

Road & Rail - (0.3)%
JB Hunt Transport Services, Inc.	(10)	(1,070)

Specialty Retail - (3.5)%
Advance Auto Parts, Inc.	(10)	(1,469)
Home Depot, Inc. (The)	(43)	(9,222)

		(10,691)

Tobacco - (0.9)%
Altria Group, Inc.	(62)	(2,920)

TOTAL COMMON STOCKS (Proceeds $(53,969))		(53,671)

EXCHANGE TRADED FUNDS - (5.5)%

U.S. Equity - (5.5)%
iShares Russell 1000 Growth ETF	(57)	(9,213)
iShares Russell 2000 ETF	(50)	(7,887)

Total U.S. Equity		(17,100)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $(17,065))		(17,100)

TOTAL SHORT POSITIONS (Proceeds $(71,034))		(70,771)

Total Investments - 75.6% (Cost $210,764)		233,287
Other Assets Less Liabilities - 24.4%		75,425

Net Assets - 100.0%		308,712

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $34,280,000.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$304,058	$–	$–	$304,058

Total Liabilities for Securities Sold Short (a)	$(70,771)	$–	$–	$(70,771)

All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings. There were no transfers into and out of level 3 for the period ended July 31, 2019

B. Investment Transactions with Affiliates - The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$–	$456,314	$379,524	$(7)	$4	$76,787	76,764	$973	$–
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	110,482	236,768	347,250	–	–	–	–	699	–

Total	$110,482	$693,082	$726,774	$(7)	$4	$76,787		$1,672	$–

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b) The rate shown is the current yield as of July 31, 2019.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 99.0%

COMMON STOCKS - 88.7%

Aerospace & Defense - 2.2%
General Dynamics Corp.(a)	5	948
Northrop Grumman Corp.	2	526

		1,474

Airlines - 0.9%
United Airlines Holdings, Inc.*	6	560

Banks - 1.6%
Citigroup, Inc.	5	337
Fifth Third Bancorp	9	253
KeyCorp	17	312
Regions Financial Corp.	10	156

		1,058

Beverages - 1.2%
Coca-Cola Co. (The)	10	500
Constellation Brands, Inc., Class A	2	310

		810

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc.*	2	181
Celgene Corp.*	7	632

		813

Building Products - 0.4%
Masco Corp.	6	234

Capital Markets - 1.6%
Ameriprise Financial, Inc.	2	230
BlackRock, Inc.	1	257
Morgan Stanley	9	381
T. Rowe Price Group, Inc.	2	216

		1,084

Chemicals - 4.5%
Air Products & Chemicals, Inc.	2	388
Celanese Corp.	10	1,130
CF Industries Holdings, Inc.	2	106
DuPont de Nemours, Inc.	3	238
FMC Corp.	4	349
Linde plc (United Kingdom)	4	763

		2,974

Commercial Services & Supplies - 0.7%
Waste Management, Inc.	4	475

Consumer Finance - 1.3%
American Express Co.	4	512
Synchrony Financial	10	353

		865

Containers & Packaging - 0.3%
Crown Holdings, Inc.*	3	215

Electric Utilities - 5.2%
American Electric Power Co., Inc.	10	843
Edison International	6	484
Entergy Corp.	3	342
NextEra Energy, Inc.(a)	5	1,050
Xcel Energy, Inc.	12	742

		3,461

Entertainment - 1.0%
Electronic Arts, Inc.*	7	633

Equity Real Estate Investment Trusts (REITs) - 2.9%
Brandywine Realty Trust	13	186
Digital Realty Trust, Inc.	3	357
Equity Residential	3	270
Prologis, Inc.	14	1,102

		1,915

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	1	227

Food Products - 1.2%
General Mills, Inc.	4	197
Mondelez International, Inc., Class A	11	597

		794

Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp.*	21	889
Intuitive Surgical, Inc.*	1	427
Medtronic plc	1	139
Zimmer Biomet Holdings, Inc.	2	256

		1,711

Health Care Providers & Services - 2.6%
Anthem, Inc.	1	243
Cigna Corp.	4	665
HCA Healthcare, Inc.	3	341
UnitedHealth Group, Inc.(a)	2	470

		1,719

Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	6	677
Hilton Worldwide Holdings, Inc.	3	310
Royal Caribbean Cruises Ltd.	3	378
Yum! Brands, Inc.	3	328

		1,693

Household Durables - 0.3%
Lennar Corp., Class A	5	220

Household Products - 0.8%
Procter & Gamble Co. (The)	5	541

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	5	903

Insurance - 1.7%
Allstate Corp. (The)	2	209
Arthur J Gallagher & Co.	3	240
Axis Capital Holdings Ltd.	4	242
Hartford Financial Services Group, Inc. (The)	7	420

		1,111

Interactive Media & Services - 3.0%
Alphabet, Inc., Class C*(a)	2	1,959

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*(a)	1	1,792
Expedia Group, Inc.	3	428

		2,220

IT Services - 7.8%
Accenture plc, Class A	2	292
Automatic Data Processing, Inc.(a)	3	435
Cognizant Technology Solutions Corp., Class A	5	309

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Fidelity National Information Services, Inc.	5	673
Fiserv, Inc.*	9	939
Leidos Holdings, Inc.	3	210
Mastercard, Inc., Class A(a)	3	842
PayPal Holdings, Inc.*	6	700
Total System Services, Inc.	2	303
WEX, Inc.*	2	455

		5,158

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	1	228

Machinery - 1.1%
Ingersoll-Rand plc	4	502
Stanley Black & Decker, Inc.	1	198

		700

Media - 2.8%
Altice USA, Inc., Class A*	16	406
Charter Communications, Inc., Class A*	2	681
Comcast Corp., Class A	7	301
Discovery, Inc., Class A*	12	369
Discovery, Inc., Class C*	4	109

		1,866

Multi-Utilities - 0.4%
Sempra Energy	2	285

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	2	212
Concho Resources, Inc.	2	174
Diamondback Energy, Inc.	7	699
EOG Resources, Inc.	8	676
Marathon Petroleum Corp.	8	455
ONEOK, Inc.	7	523
Parsley Energy, Inc., Class A*	17	278
Pioneer Natural Resources Co.(a)	5	739
TC Energy Corp. (Canada)	6	303

		4,059

Pharmaceuticals - 0.9%
Elanco Animal Health, Inc.*	5	180
Merck & Co., Inc.	5	430

		610

Road & Rail - 6.1%
Canadian Pacific Railway Ltd. (Canada)	4	975
Kansas City Southern	1	166
Lyft, Inc., Class A*	2	102
Norfolk Southern Corp.(a)	10	1,849
Uber Technologies, Inc.*	6	270
Union Pacific Corp.	4	650

		4,012

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	13	391
Analog Devices, Inc.	4	449
ASML Holding NV (Registered), NYRS (Netherlands)	1	219
NVIDIA Corp.(a)	6	999
NXP Semiconductors NV (Netherlands)	3	276
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	450
Teradyne, Inc.	4	228
Texas Instruments, Inc.(a)	7	920

		3,932

Software - 5.1%
Anaplan, Inc.*	3	195
Intuit, Inc.	2	539
Microsoft Corp.(a)	8	1,105
salesforce.com, Inc.*	5	801
ServiceNow, Inc.*	1	413
Slack Technologies, Inc., Class A*	3	101
VMware, Inc., Class A	1	213

		3,367

Specialty Retail - 5.3%
Advance Auto Parts, Inc.	2	289
AutoZone, Inc.*	1	737
Best Buy Co., Inc.	5	372
Home Depot, Inc. (The)	2	431
Lowe’s Cos., Inc.	2	198
O’Reilly Automotive, Inc.*	1	442
Ross Stores, Inc.	5	480
TJX Cos., Inc. (The)	10	544

		3,493

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	6	502

Tobacco - 0.9%
Philip Morris International, Inc.	7	606

Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc.*	6	229

TOTAL COMMON STOCKS (Cost $44,028)		58,716

SHORT-TERM INVESTMENTS - 10.3%

INVESTMENT COMPANIES - 10.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(b)(c)(Cost $6,779) (Cost $6,779)	6,778	6,780

TOTAL LONG POSITIONS (Cost $50,807)		65,496

SHORT POSITIONS - (89.1)%

COMMON STOCKS - (89.1)%

Aerospace & Defense - (2.0)%
Boeing Co. (The)	(1)	(276)
Huntington Ingalls Industries, Inc.	(4)	(937)
L3Harris Technologies, Inc.	(1)	(125)

		(1,338)

Air Freight & Logistics - (1.9)%
CH Robinson Worldwide, Inc.	(5)	(454)
Expeditors International of Washington, Inc.	(4)	(317)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
United Parcel Service, Inc., Class B	(4)	(490)

		(1,261)

Auto Components - (1.0)%
Autoliv, Inc. (Sweden)	(9)	(685)

Automobiles - (1.2)%
General Motors Co.	(11)	(438)
Harley-Davidson, Inc.	(6)	(200)
Tesla, Inc.*	(1)	(149)

		(787)

Banks - (3.5)%
Associated Banc-Corp.	(21)	(453)
BancorpSouth Bank	(11)	(323)
Bank of Hawaii Corp.	(4)	(299)
Commerce Bancshares, Inc.	(4)	(248)
First Hawaiian, Inc.	(12)	(326)
People’s United Financial, Inc.	(26)	(424)
PNC Financial Services Group, Inc. (The)	(2)	(256)

		(2,329)

Beverages - (0.9)%
Brown-Forman Corp., Class B	(11)	(626)

Biotechnology - (2.1)%
Amgen, Inc.	(4)	(791)
Biogen, Inc.*	(1)	(242)
Gilead Sciences, Inc.	(5)	(352)

		(1,385)

Building Products - (0.9)%
Fortune Brands Home & Security, Inc.	(2)	(119)
Johnson Controls International plc	(11)	(475)

		(594)

Capital Markets - (3.6)%
Bank of New York Mellon Corp. (The)	(9)	(428)
Charles Schwab Corp. (The)	(12)	(509)
Goldman Sachs Group, Inc. (The)	(1)	(127)
Nasdaq, Inc.	(1)	(100)
Northern Trust Corp.	(2)	(215)
State Street Corp.	(6)	(341)
TD Ameritrade Holding Corp.	(5)	(247)
Waddell & Reed Financial, Inc., Class A	(24)	(420)

		(2,387)

Chemicals - (2.6)%
Albemarle Corp.	(7)	(547)
LyondellBasell Industries NV, Class A	(5)	(443)
PPG Industries, Inc.	(4)	(430)
Westlake Chemical Corp.	(4)	(299)

		(1,719)

Communications Equipment - (0.6)%
Juniper Networks, Inc.	(15)	(399)

Containers & Packaging - (0.8)%
International Paper Co.	(12)	(537)

Diversified Telecommunication Services - (1.5)%
AT&T, Inc.	(28)	(966)

Electric Utilities - (3.5)%
Duke Energy Corp.	(10)	(908)
Eversource Energy	(5)	(391)
Pinnacle West Capital Corp.	(5)	(436)
PPL Corp.	(3)	(99)
Southern Co. (The)	(8)	(461)

		(2,295)

Electrical Equipment - (2.3)%
Acuity Brands, Inc.	(3)	(464)
Hubbell, Inc.	(5)	(657)
Rockwell Automation, Inc.	(2)	(370)

		(1,491)

Electronic Equipment, Instruments & Components - (0.1)%
Amphenol Corp., Class A	(1)	(96)

Energy Equipment & Services - (2.4)%
Baker Hughes a GE Co.	(6)	(143)
Halliburton Co.	(22)	(504)
Helmerich & Payne, Inc.	(3)	(151)
National Oilwell Varco, Inc.	(7)	(158)
Schlumberger Ltd.	(16)	(620)

		(1,576)

Entertainment - (0.6)%
Cinemark Holdings, Inc.	(10)	(413)

Equity Real Estate Investment Trusts (REITs) - (2.9)%
Apartment Investment & Management Co., Class A	(2)	(111)
Apple Hospitality REIT, Inc.	(9)	(142)
Extra Space Storage, Inc.	(1)	(88)
Macerich Co. (The)	(9)	(313)
Realty Income Corp.	(7)	(487)
Regency Centers Corp.	(1)	(93)
Simon Property Group, Inc.	(4)	(711)

		(1,945)

Food & Staples Retailing - (1.9)%
Kroger Co. (The)	(33)	(689)
Walgreens Boots Alliance, Inc.	(11)	(595)

		(1,284)

Food Products - (1.2)%
Hershey Co. (The)	(2)	(260)
Kellogg Co.	(5)	(309)
Kraft Heinz Co. (The)	(6)	(191)

		(760)

Gas Utilities - (0.2)%
National Fuel Gas Co.	(3)	(162)

Health Care Equipment & Supplies - (0.5)%
Abbott Laboratories	(2)	(144)
Dentsply Sirona, Inc.	(3)	(168)

		(312)

Health Care Providers & Services - (3.1)%
AmerisourceBergen Corp.	(6)	(480)
Cardinal Health, Inc.	(17)	(758)
Henry Schein, Inc.*	(9)	(570)
Patterson Cos., Inc.	(11)	(224)

		(2,032)

Health Care Technology - (0.7)%
Cerner Corp.	(7)	(494)

Hotels, Restaurants & Leisure - (1.9)%
Chipotle Mexican Grill, Inc.*	(1)	(881)
Domino’s Pizza, Inc.	(1)	(191)
Starbucks Corp.	(2)	(164)

		(1,236)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables - (0.3)%
Toll Brothers, Inc.	(6)	(201)

Household Products - (2.2)%
Church & Dwight Co., Inc.	(2)	(150)
Clorox Co. (The)	(4)	(703)
Colgate-Palmolive Co.	(8)	(572)

		(1,425)

Industrial Conglomerates - (1.1)%
3M Co.	(4)	(713)

Insurance - (2.2)%
Chubb Ltd.	(4)	(591)
Everest Re Group Ltd.	(1)	(168)
Marsh & McLennan Cos., Inc.	(1)	(99)
Principal Financial Group, Inc.	(2)	(101)
Torchmark Corp.	(4)	(349)
Unum Group	(6)	(179)

		(1,487)

Internet & Direct Marketing Retail - (1.8)%
eBay, Inc.	(29)	(1,194)

IT Services - (2.8)%
Infosys Ltd., ADR (India)	(26)	(294)
International Business Machines Corp.	(3)	(499)
Jack Henry & Associates, Inc.	(1)	(209)
Paychex, Inc.	(2)	(197)
Western Union Co. (The)	(32)	(679)

		(1,878)

Leisure Products - (1.3)%
Hasbro, Inc.	(4)	(456)
Mattel, Inc.*	(28)	(413)

		(869)

Life Sciences Tools & Services - (1.0)%
PerkinElmer, Inc.	(2)	(215)
Waters Corp.*	(2)	(421)

		(636)

Machinery - (1.1)%
Donaldson Co., Inc.	(6)	(293)
Illinois Tool Works, Inc.	(3)	(438)

		(731)

Media - (5.5)%
AMC Networks, Inc., Class A*	(12)	(664)
CBS Corp. (Non-Voting), Class B	(6)	(327)
Fox Corp., Class A	(14)	(506)
Interpublic Group of Cos., Inc. (The)	(15)	(335)
News Corp., Class A	(44)	(575)
Omnicom Group, Inc.	(13)	(1,011)
Sirius XM Holdings, Inc.	(35)	(218)

		(3,636)

Multiline Retail - (0.7)%
Kohl’s Corp.	(4)	(215)
Macy’s, Inc.	(11)	(245)

		(460)

Multi-Utilities - (2.4)%
Consolidated Edison, Inc.	(3)	(281)
Dominion Energy, Inc.	(17)	(1,291)

		(1,572)

Oil, Gas & Consumable Fuels - (3.8)%
Apache Corp.	(17)	(415)
Enbridge, Inc. (Canada)	(13)	(424)
Equitrans Midstream Corp.	(4)	(73)
Exxon Mobil Corp.	(13)	(930)
Kinder Morgan, Inc.	(5)	(105)
Occidental Petroleum Corp.	(8)	(412)
Range Resources Corp.	(27)	(154)

		(2,513)

Paper & Forest Products - (0.9)%
Domtar Corp.	(14)	(593)

Professional Services - (1.2)%
Robert Half International, Inc.	(13)	(802)

Road & Rail - (2.6)%
Heartland Express, Inc.	(48)	(949)
JB Hunt Transport Services, Inc.	(4)	(415)
Knight-Swift Transportation Holdings, Inc.	(3)	(115)
Schneider National, Inc., Class B	(12)	(229)

		(1,708)

Semiconductors & Semiconductor Equipment - (5.5)%
Applied Materials, Inc.	(7)	(369)
Intel Corp.	(23)	(1,143)
KLA Corp.	(3)	(419)
Lam Research Corp.	(2)	(433)
Micron Technology, Inc.*	(13)	(590)
Qorvo, Inc.*	(5)	(338)
Skyworks Solutions, Inc.	(4)	(332)

		(3,624)

Software - (1.2)%
Citrix Systems, Inc.	(5)	(428)
Teradata Corp.*	(10)	(350)

		(778)

Specialty Retail - (3.6)%
Abercrombie & Fitch Co., Class A	(3)	(56)
Ascena Retail Group, Inc.*	(103)	(46)
AutoNation, Inc.*	(2)	(96)
Bed Bath & Beyond, Inc.	(23)	(225)
Buckle, Inc. (The)	(5)	(108)
CarMax, Inc.*	(3)	(228)
Designer Brands, Inc., Class A	(15)	(280)
Express, Inc.*	(13)	(32)
Gap, Inc. (The)	(8)	(147)
L Brands, Inc.	(8)	(218)
Tiffany & Co.	(4)	(407)
Williams-Sonoma, Inc.	(8)	(517)

		(2,360)

Technology Hardware, Storage & Peripherals - (3.4)%
Apple, Inc.	(2)	(402)
Hewlett Packard Enterprise Co.	(20)	(280)
NetApp, Inc.	(6)	(365)
Seagate Technology plc	(14)	(670)
Western Digital Corp.	(10)	(542)

		(2,259)

Textiles, Apparel & Luxury Goods - (0.6)%
Under Armour, Inc., Class A*	(11)	(245)
Under Armour, Inc., Class C*	(7)	(137)

		(382)

TOTAL COMMON STOCKS (Proceeds $(64,275))		(58,930)

TOTAL SHORT POSITIONS (Proceeds $(64,275))		(58,930)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Total Investments - 9.9% (Cost $(13,468))		6,566
Other Assets Less Liabilities - 90.1%		59,604

Net Assets - 100.0%		66,170

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $12,918,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$65,496	$–	$–	$65,496

Total Liabilities for Securities Sold Short(a)	$(58,930)	$–	$–	$(58,930)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$22,866	$253,347	$269,441	$10	$(2)	$6,780	6,778	$333	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.7%

Aerospace & Defense - 0.9%
Northrop Grumman Corp.	33	11,438

Banks - 5.4%
Bank of America Corp.	919	28,206
Citigroup, Inc.	330	23,513
Wells Fargo & Co.	374	18,113

		69,832

Beverages - 3.2%
Coca-Cola Co. (The)	269	14,136
Constellation Brands, Inc., Class A	33	6,542
PepsiCo, Inc.	160	20,462

		41,140

Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc.*	36	4,090
Vertex Pharmaceuticals, Inc.*	55	9,144

		13,234

Building Products - 0.7%
Allegion plc	87	8,987

Capital Markets - 3.4%
Intercontinental Exchange, Inc.	234	20,586
Morgan Stanley	527	23,491

		44,077

Chemicals - 2.0%
Corteva, Inc.	91	2,681
DuPont de Nemours, Inc.	91	6,557
Linde plc (United Kingdom)	87	16,654

		25,892

Commercial Services & Supplies - 1.1%
Waste Connections, Inc.	158	14,297

Electric Utilities - 1.5%
NextEra Energy, Inc.	90	18,629

Entertainment - 2.2%
Electronic Arts, Inc.*	68	6,281
Netflix, Inc.*	25	8,094
Walt Disney Co. (The)	99	14,155

		28,530

Food Products - 1.2%
Mondelez International, Inc., Class A	281	15,023

Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp.*	460	19,543
Danaher Corp.	113	15,919
Zimmer Biomet Holdings, Inc.	131	17,683

		53,145

Health Care Providers & Services - 3.4%
UnitedHealth Group, Inc.	177	44,111

Hotels, Restaurants & Leisure - 0.9%
Yum! Brands, Inc.	96	10,747

Industrial Conglomerates - 3.6%
Honeywell International, Inc.	268	46,279

Insurance - 1.6%
Chubb Ltd.	131	20,030

Interactive Media & Services - 7.4%
Alphabet, Inc., Class A*	31	37,741
Alphabet, Inc., Class C*	33	40,571
Facebook, Inc., Class A*	84	16,308

		94,620

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	35	66,009

IT Services - 10.4%
Automatic Data Processing, Inc.	66	10,915
Fidelity National Information Services, Inc.	106	14,109
Fiserv, Inc.*	197	20,791
Mastercard, Inc., Class A	141	38,333
PayPal Holdings, Inc.*	157	17,381
Visa, Inc., Class A	97	17,195
WEX, Inc.*	68	14,829

		133,553

Machinery - 1.4%
Stanley Black & Decker, Inc.	119	17,607

Media - 2.8%
Charter Communications, Inc., Class A*	40	15,467
Comcast Corp., Class A	483	20,872

		36,339

Multi-Utilities - 0.8%
NiSource, Inc.	354	10,514

Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy, Inc.	126	13,042
EOG Resources, Inc.	130	11,200
Marathon Petroleum Corp.	138	7,770
Pioneer Natural Resources Co.	94	12,962

		44,974

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	148	6,551
Elanco Animal Health, Inc.*	147	4,841
Eli Lilly & Co.	130	14,150
Merck & Co., Inc.	193	16,034
Pfizer, Inc.	711	27,634

		69,210

Road & Rail - 4.1%
Norfolk Southern Corp.	118	22,581
Union Pacific Corp.	170	30,538

		53,119

Semiconductors & Semiconductor Equipment - 5.9%
Broadcom, Inc.	161	46,704
NVIDIA Corp.	33	5,500
Texas Instruments, Inc.	187	23,414

		75,618

Software - 8.0%
Microsoft Corp.	630	85,797
salesforce.com, Inc.*	106	16,353

		102,150

Specialty Retail - 4.9%
AutoZone, Inc.*	10	10,973
Home Depot, Inc. (The)	151	32,317

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Lowe’s Cos., Inc.	195	19,754

		63,044

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	230	49,070

TOTAL COMMON STOCKS (Cost $581,508)		1,281,218

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES - 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)(Cost $11,930) (Cost $11,930)	11,925	11,930

Total Investments - 100.6% (Cost $593,438)		1,293,148
Liabilities in Excess of Other Assets - (0.6)%		(7,460)

Net Assets - 100.0%		1,285,688

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1—Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2—Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3—Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$ 1,293,148	$ –	$ –	$ 1,293,148

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)	$—	$74,501	$62,571	$—	(c)	$—	$11,930	11,925	$30	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	6,144	112,000	118,144	—		—	—	—	63	—

Total	$6,144	$186,501	$180,715	$—	(c)	$—	$11,930		$93	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS - 96.4%(a)

Alaska - 2.1%
Other Revenue - 2.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.25%, 9/1/2029	13,490	16,118

Arizona - 0.2%
General Obligation - 0.0%(b)
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	12

Other Revenue - 0.2%
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	60
Phoenix Civic Improvement Corp., Senior Lien
Series 2011C, Rev., 5.00%, 7/1/2024	1,000	1,074
Town of Queen Creek, Excise Tax
Rev., 5.00%, 8/1/2029	10	12

		1,146

Utility - 0.0%(b)
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	237

Total Arizona		1,395

California - 18.5%
Certificate of Participation/Lease - 0.0%(b)
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	89

Education - 0.6%
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	284
Rev., 5.00%, 10/1/2030	225	281
Rev., 5.00%, 10/1/2031	225	278
California State University, Systemwide
Series 2015A, Rev., 5.00%, 11/1/2024	3,000	3,615

		4,458

General Obligation - 5.2%
Center Unified School District, Election of 1991
GO, NATL-RE, Zero Coupon, 8/1/2026	750	547
Contra Costa Community College District
GO, 5.00%, 8/1/2024	1,000	1,080
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	18
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2039	145	157
Los Angeles Unified School District
Series B, GO, 5.00%, 7/1/2026	10,010	12,375
Series C, GO, 5.00%, 7/1/2026	9,000	10,571
Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2022	550	616
San Diego Unified School District, Election of 1998
Series F-1, GO, AGM, 5.25%, 7/1/2028	1,000	1,331
State Center Community College District
GO, 5.00%, 8/1/2024	1,000	1,120
State of California, Various Purpose
GO, 5.00%, 8/1/2030	10,370	12,388

		40,203

Hospital - 0.4%
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,116
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2031	1,750	2,089

		3,205

Other Revenue - 0.7%
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2034	4,950	5,818
Turlock Irrigation District, First Priority
Rev., 5.00%, 1/1/2022	10	11

		5,829

Prerefunded - 1.3%
California State Public Works Board, California State University
Series H, Rev., 5.00%, 9/1/2032(c)	8,700	10,094
City of Los Angeles, Department of Water & Power, Power System
Series A, Rev., 5.00%, 7/1/2030(c)	15	17

		10,111

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation - 1.2%
California Infrastructure and Economic Development Bank Bay Area Toll Authority, Toll Bridge
Rev., AGM, 5.00%, 7/1/2022(c)	340	379
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien
Rev., FGIC, 5.00%, 7/1/2025(c)	2,315	2,836
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	485
Series A, Rev., 5.00%, 7/1/2026	225	276
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2029	2,285	2,858
Rev., 5.00%, 3/1/2030	2,000	2,494

		9,328

Utility - 8.5%
City of Los Angeles, Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2028	25,385	29,092
Series B, Rev., 5.00%, 7/1/2029	8,580	10,797
Series D, Rev., 5.00%, 7/1/2032	3,300	3,886
Series A, Rev., 5.00%, 7/1/2034	710	875
City of Los Angeles, Department of Water and Power, Power System
Series B, Rev., 5.00%, 7/1/2031	2,100	2,435
Series A, Rev., 5.00%, 7/1/2032	2,550	3,171
Series B, Rev., 5.00%, 7/1/2032	1,925	2,220
Series A, Rev., 5.00%, 7/1/2033	5,000	6,192
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	5,000	5,407
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,569

		65,644

Water & Sewer - 0.6%
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,507
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	12

		4,519

Total California		143,386

Colorado - 0.9%
Certificate of Participation/Lease - 0.5%
State of Colorado, Building Excellent Schools Today
Series 2018M, COP, 5.00%, 3/15/2029	3,150	3,995

General Obligation - 0.4%
Douglas County School District No. Re-1
GO, 5.25%, 12/15/2025	2,345	2,911

Total Colorado		6,906

Connecticut - 1.4%
General Obligation - 1.2%
City of Greenwich
GO, 5.00%, 6/1/2020	200	201
State of Connecticut
Series E, GO, 5.00%, 8/15/2030	8,200	9,255
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

		9,466

Water & Sewer - 0.2%
South Central Connecticut Regional Water Authority, Water System
Series A, Rev., NATL-RE, 5.25%, 8/1/2019	250	250
Series A, Rev., NATL-RE, 5.25%, 8/1/2020	1,290	1,343

		1,593

Total Connecticut		11,059

Delaware - 0.6%
General Obligation - 0.6%
County of New Castle
Series 2012B, GO, 5.00%, 7/15/2021	20	21
State of Delaware
Series 2018A, GO, 5.00%, 2/1/2028	2,355	3,021
Series 2018A, GO, 5.00%, 2/1/2029	1,370	1,753

		4,795

Total Delaware		4,795

District of Columbia - 1.8%
General Obligation - 0.3%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	361
Series 2017A, GO, 5.00%, 6/1/2030	400	494
Series 2017A, GO, 5.00%, 6/1/2031	600	738
Series 2017A, GO, 5.00%, 6/1/2032	665	816

		2,409

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer - 1.5%
District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien
Series 2012C, Rev., 5.00%, 10/1/2025	5,000	5,592
Series 2012C, Rev., 5.00%, 10/1/2029	5,000	5,564

		11,156

Total District of Columbia		13,565

Florida - 5.9%
General Obligation - 4.5%
Florida State Board of Education, Public Education Capital Outlay
Series D, GO, 5.00%, 6/1/2025	32,375	34,646

Utility - 0.6%
JEA Electric System
Subseries-B, Rev., 5.00%, 10/1/2033	4,000	4,707

Water & Sewer - 0.8%
Broward County, Florida Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	5,994

Total Florida		45,347

Georgia - 0.8%
General Obligation - 0.1%
Polk School District, Sales Tax
GO, 5.00%, 3/1/2024	175	205
GO, 5.00%, 3/1/2025	350	420
State of Georgia
Series 2015A, GO, 5.00%, 2/1/2025	130	156

		781

Water & Sewer - 0.7%
County of Fulton, Water & Sewerage
Rev., 5.00%, 1/1/2023	5,000	5,274
Henry County, Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	136

		5,410

Total Georgia		6,191

Hawaii - 1.0%
General Obligation - 1.0%
State of Hawaii
Series FT, GO, 5.00%, 1/1/2026	4,000	4,892
Series FG, GO, 5.00%, 10/1/2028	2,500	3,067

		7,959

Total Hawaii		7,959

Illinois - 0.8%
General Obligation - 0.0%(b)
Du Page & Will Counties Community School District No. 204 Indian Prairie
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	155

Other Revenue - 0.0%(b)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	76
Rev., 5.00%, 1/1/2022	105	110

		186

Transportation - 0.6%
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,356
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	907

		4,263

Water & Sewer - 0.2%
City of Chicago, 2nd Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	438
Rev., 5.00%, 11/1/2029	1,000	1,127

		1,565

Total Illinois		6,169

Indiana - 1.5%
Education - 0.0%(b)
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	138

Other Revenue - 0.2%
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,280

Prerefunded - 0.7%
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2026(c)	5,000	5,466

Utility - 0.6%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,562

Water & Sewer - 0.0%(b)
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2023	375	407

Total Indiana		11,853

Iowa - 0.0%(b)
Other Revenue - 0.0%(b)
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	24

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana - 0.6%
General Obligation - 0.0%(b)
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	25

Other Revenue - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project
Rev., 5.00%, 10/1/2032	3,000	3,442
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	31

		3,473

Transportation - 0.0%(b)
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	46

Utility - 0.2%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2043	1,250	1,373
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	18

		1,391

Total Louisiana		4,935

Maryland - 1.4%
General Obligation - 1.4%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 3/1/2032	7,090	8,920
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2029	1,450	1,823

		10,743

Total Maryland		10,743

Massachusetts - 5.5%
Education - 1.1%
Massachusetts School Building Authority, Senior Dedicated Sales Tax
Series B, Rev., 5.00%, 8/15/2030	7,420	8,224

General Obligation - 1.2%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	229
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series C, GO, 4.00%, 7/1/2031	5,000	5,362
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series B, GO, 5.00%, 1/1/2027	3,000	3,760

		9,351

Transportation - 1.9%
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2027	10,000	12,855
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	2,047

		14,902

Water & Sewer - 1.3%
Massachusetts Clean Water Trust (The)
Series 20, Rev., 5.00%, 2/1/2036	8,280	9,737

Total Massachusetts		42,214

Michigan - 0.7%
Education - 0.3%
Eastern Michigan University, Board of Regents
Series 2017A, Rev., 5.00%, 3/1/2027	750	923
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,198

		2,121

General Obligation - 0.3%
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	18
Hastings Area School System, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2020	50	51
Huron Valley School District
GO, Q-SBLF, 5.00%, 5/1/2024	2,000	2,129
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	17
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	12
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12

		2,239

Transportation - 0.1%
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2028	1,240	1,345

Total Michigan		5,705

Minnesota - 1.7%
General Obligation - 0.3%
County of Hennepin
Series 2016B, GO, 5.00%, 12/1/2027	2,135	2,667

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue - 1.4%
State of Minnesota, General Fund Refunding Appropriation
Series 2012B, Rev., 5.00%, 3/1/2025	9,705	10,661

Total Minnesota		13,328

Missouri - 0.0%(b)
Prerefunded - 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water
Rev., 5.00%, 1/1/2021(c)	20	20

Utility - 0.0%(b)
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	112

Total Missouri		132

Montana - 0.0%(b)
General Obligation - 0.0%(b)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	6

Nebraska - 0.7%
Utility - 0.7%
Omaha Public Power District, Electric System
Series A, Rev., 4.00%, 2/1/2032	5,000	5,303

Nevada - 0.0%(b)
Other Revenue - 0.0%(b)
County of Clark, Nevada Improvement District No. 158
5.00%, 8/1/2034	10	12

New Jersey - 3.4%
Education - 1.4%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	5,145	5,483
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,610

		11,093

General Obligation - 0.4%
County of Morris
GO, 3.00%, 2/1/2030	20	21
North Brunswick Township Board of Education
GO, 5.00%, 7/15/2022	850	881
Township of Woodbridge
GO, 5.00%, 7/15/2022	1,100	1,140
GO, 5.00%, 7/15/2023	1,200	1,244

		3,286

Other Revenue - 0.5%
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,396

Transportation - 0.8%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,569
New Jersey Transportation Trust Fund Authority, Transportation Program
Series AA, Rev., 5.00%, 6/15/2036	2,500	2,723

		6,292

Water & Sewer - 0.3%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation
Series B, Rev., AGM, Zero Coupon, 12/1/2020	1,995	1,966

Total New Jersey		26,033

New Mexico - 0.0%(b)
Other Revenue - 0.0%(b)
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	28

New York - 26.5%
Education - 1.7%
Monroe County IDA, School Facility, Modernization Project
Rev., 5.00%, 5/1/2030	2,100	2,613
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,073
Series 2019-A, Rev., 5.00%, 3/15/2032	3,780	4,788
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,396
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	11

		12,881

General Obligation - 1.5%
City of New York, Fiscal Year 2013
Series D, GO, 5.00%, 8/1/2028	6,085	6,860
Series F, Subseries F-1, GO, 5.00%, 3/1/2030	4,055	4,571
City of New York, Fiscal Year 2018
GO, 5.00%, 8/1/2030	20	25
City of Rome, Public Improvement
GO, 4.00%, 8/1/2020	5	5
County of St Lawrence
GO, AGM, 3.00%, 5/15/2034	10	10

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Suffolk
Series B, GO, AGM, 4.00%, 10/15/2024	50	57
Series B, GO, AGM, 5.00%, 10/15/2026	25	31
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	23

		11,582

Industrial Development Revenue/Pollution Control Revenue - 1.3%
New York Liberty Development Corp., World Trade Center Projects
Class 1, Rev., 5.00%, 9/15/2030	9,475	10,346

Other Revenue - 5.5%
Hudson Yards Infrastructure Corp.
Series A, Rev., 5.00%, 2/15/2033	1,500	1,838
New York City Transitional Finance Authority, Future Tax Secured
Subseries F-1, Rev., 5.00%, 2/1/2031	10,000	11,237
New York Convention Center Development Corp., Subordinated Lien
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	3,267
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2028	3,000	3,495
Series 2014A, Rev., 5.00%, 3/15/2029	5,000	5,818
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,153
Series 2014A, Rev., 5.00%, 3/15/2034	4,225	4,851
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	7,500	8,977
Series A, Rev., 5.00%, 10/15/2031	1,850	2,192

		42,828

Prerefunded - 3.7%
Metropolitan Transportation Authority
Series 2011A, Rev., 5.00%, 11/15/2041(c)	925	1,008
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Series B, Rev., 5.00%, 11/1/2021(c)	5	5
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2011A, Rev., 5.00%, 1/1/2026(c)	25,000	27,377

		28,390

Special Tax - 4.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014C, Rev., 5.00%, 3/15/2031	7,250	8,415
Series 2014C, Rev., 5.00%, 3/15/2033	12,500	14,458
Series 2011C, Rev., 5.00%, 3/15/2041	3,500	3,680
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,888

		33,441

Transportation - 3.1%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	6,038
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2024	3,145	3,672
Series J, Rev., 5.00%, 1/1/2025	5	6
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	30
Port Authority of New York & New Jersey, Consolidated
Rev., 5.00%, 5/1/2034	2,965	3,045
Rev., 5.00%, 5/1/2035	2,000	2,053
Rev., 5.00%, 10/15/2041	6,500	7,657
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 5.00%, 11/15/2031	1,250	1,398

		23,899

Utility - 1.2%
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,652
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,818

		9,470

Water & Sewer - 4.2%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010
Series FF, Rev., 5.00%, 6/15/2024(c)	16,335	16,901
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,589

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2026	2,750	3,442
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,469
Series 2017A, Rev., 5.00%, 6/15/2028	3,000	3,814

		32,215

Total New York		205,052

North Carolina - 0.3%
Other Revenue - 0.2%
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2030	425	547
Rev., 5.00%, 6/1/2031	570	726

		1,273

Transportation - 0.1%
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	845

Total North Carolina		2,118

Ohio - 1.2%
General Obligation - 0.0%(b)
City of Washington Court House, Various Purpose
GO, 4.00%, 12/1/2020	15	16

Prerefunded - 0.7%
City of Columbus
Series 2013-1, GO, 5.00%, 7/1/2027(c)	4,750	5,452

Transportation - 0.2%
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,302

Water & Sewer - 0.3%
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2025	555	658
Rev., 5.00%, 11/15/2027	1,500	1,771

		2,429

Total Ohio		9,199

Oklahoma - 1.0%
Education - 0.2%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	279
Rev., 5.00%, 10/1/2023	180	206
Rev., 5.00%, 10/1/2025	500	601
Rev., 5.00%, 10/1/2026	500	612

		1,698

Transportation - 0.6%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2011A, Rev., 5.00%, 1/1/2024	2,000	2,107
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,345

		4,452

Water & Sewer - 0.2%
Oklahoma City Water Utilities Trust, Water & Sewer System
Rev., 5.00%, 7/1/2027	1,380	1,577

Total Oklahoma		7,727

Oregon - 0.9%
General Obligation - 0.4%
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	116
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	620
GO, 5.00%, 6/15/2031	1,180	1,457
Washington Counties, Hillsboro School District No. 1J
GO, 5.00%, 6/15/2027	570	718

		2,911

Other Revenue - 0.2%
Oregon State Department of Administrative Services, Lottery
Series A, Rev., 5.00%, 4/1/2027	1,500	1,700

Transportation - 0.0%(b)
Tri-County Metropolitan Transportation District of Oregon
Series 2017-A, Rev., 5.00%, 10/1/2023	50	57

Water & Sewer - 0.3%
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,368

Total Oregon		7,036

Pennsylvania - 1.3%
Education - 0.3%
County of Montgomery Higher Education And Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,157

General Obligation - 0.0%(b)
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital - 0.5%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	428
Rev., 5.00%, 11/1/2028	450	549
Rev., 5.00%, 11/1/2029	150	181
Rev., 5.00%, 11/1/2030	150	180
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%), 2.47%, 12/1/2024(d)	2,645	2,689

		4,027

Other Revenue - 0.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	581
Rev., 5.00%, 6/1/2025	630	749
Rev., 5.00%, 6/1/2026	380	460
Rev., 5.00%, 6/1/2027	500	615
Rev., 5.00%, 6/1/2028	880	1,098
Rev., 5.00%, 6/1/2029	380	472

		3,975

Total Pennsylvania		10,170

Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Educational Building Corp., Brown University
Series A, Rev., 5.00%, 9/1/2025	655	707

General Obligation - 0.1%
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014
Series A, GO, 5.00%, 11/1/2024	1,000	1,158

Total Rhode Island		1,865

South Carolina - 0.2%
Certificate of Participation/Lease - 0.0%(b)
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	11

Water & Sewer - 0.2%
City of Charleston, Waterworks & Sewer System
Rev., 5.00%, 1/1/2028	15	18
City of Columbia, Waterworks and Sewer System
Rev., 5.00%, 2/1/2026	1,500	1,643

		1,661

Total South Carolina		1,672

Tennessee - 1.4%
General Obligation - 0.2%
City of Maryville
Series 2017A, GO, 5.00%, 6/1/2026	1,245	1,536

Utility - 1.2%
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2049(e)	8,000	8,896

Total Tennessee		10,432

Texas - 9.8%
Education - 0.8%
University of Texas System, Board of Regents, Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	6,217

General Obligation - 4.6%
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030	4,000	4,618
City of Lubbock
GO, 5.00%, 2/15/2025	3,150	3,669
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2023	700	753
GO, 5.00%, 8/1/2024	3,500	3,766
GO, 5.00%, 8/1/2026	4,735	5,091
GO, 5.00%, 8/1/2027	2,735	2,939
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,819
Crandall Independent School District
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2025	1,150	993
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2026	2,140	1,786
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2027	2,145	1,728
Judson Independent School District, School Building
Series 2016, GO, PSF-GTD, 4.00%, 2/1/2041	5,000	5,434
San Jacinto Community College District
GO, 5.00%, 2/15/2040	2,600	2,719
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	217

		35,543

Other Revenue - 0.3%
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	333
Rev., 5.00%, 2/1/2027	290	358
Rev., 5.00%, 2/1/2028	305	383
Rev., 5.00%, 2/1/2029	320	400
Rev., 5.00%, 2/1/2030	340	420
Rev., 5.00%, 2/1/2031	355	436

		2,330

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation - 1.9%
City of Houston, Airport System Subordinate Lien
Series 2011B, Rev., 5.00%, 7/1/2026	3,000	3,212
Grand Parkway Transportation Corp.
Series 2013B, Rev., 5.25%, 10/1/2051	7,660	8,560
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2026	200	225
Series 2017A, Rev., 5.00%, 1/1/2027	550	665
Series 2017A, Rev., 5.00%, 1/1/2030	360	431
Series 2017A, Rev., 5.00%, 1/1/2035	600	719
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	168
Series 2017B, Rev., 5.00%, 1/1/2027	300	362
Series 2017B, Rev., 5.00%, 1/1/2030	400	478

		14,820

Utility - 0.5%
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2026	3,000	3,680

Water & Sewer - 1.7%
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	5,550	8,127
City of San Antonio, Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2024	1,250	1,425
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2023	3,315	3,486

		13,038

Total Texas		75,628

Utah - 0.2%
Prerefunded - 0.1%
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2040(c)	250	290

Water & Sewer - 0.1%
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	310
Series 2017B, Rev., 5.00%, 10/1/2031	470	581

		891

Total Utah		1,181

Virginia - 1.8%
General Obligation - 0.7%
County of Arlington, Public Improvement
GO, 5.00%, 8/15/2031	4,000	5,108

Prerefunded - 0.0%(b)
City of Richmond, Public Improvement
Series 2010D, GO, 5.00%, 7/15/2026(c)	205	213

Transportation - 1.1%
Hampton Roads Transportation Accountability Commission, Senior Lien
Series 2018A, Rev., 5.00%, 7/1/2029	2,985	3,789
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2033	3,955	4,893

		8,682

Total Virginia		14,003

Washington - 2.1%
General Obligation - 0.4%
Snohomish County School District No. 15 Edmonds
GO, 5.00%, 12/1/2033	1,100	1,275
State of Washington
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,095
Yakima County, School District No. 7
GO, 5.50%, 12/1/2023	275	279

		2,649

Hospital - 0.8%
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,507
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,843
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	3,124

		6,474

Transportation - 0.7%
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,373
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,160

		5,533

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer - 0.2%
City of Seattle, Washington Drainage and Wastewater Improvement
Rev., 5.00%, 9/1/2026	1,325	1,453

Total Washington		16,109

TOTAL MUNICIPAL BONDS (Cost $694,203)		745,398

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.32%(f)(g)(Cost $3,926) (Cost $3,926)	3,926	3,926

Total Investments - 96.9% (Cost $698,129)		749,324
Other Assets Less Liabilities - 3.1%		24,210

Net Assets - 100.0%		773,534

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2019.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2019.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over–the–Counter (“OTC”) Inflation-linked swap contracts outstanding as of July 31, 2019 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 11,000	(336)
CPI-U at termination	2.33% at termination	Receive	NatWest Markets	8/9/2024	USD 71,000	(2,197)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	5/15/2024	USD 18,000	(1,526)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	9/2/2024	USD 15,000	(1,372)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 40,000	(3,499)
CPI-U at termination	2.48% at termination	Receive	NatWest Markets	3/17/2024	USD 7,000	(614)

						(9,544)

Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2019 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 5,500	(7)
CPI-U at termination	1.86% at termination	Receive	5/14/2022	USD 43,917	(52)
CPI-U at termination	1.89% at termination	Receive	4/8/2021	USD 4,382	(5)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 31,454	(146)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 55,423	(266)
CPI-U at termination	1.93% at termination	Receive	1/11/2024	USD 69,000	(461)
CPI-U at termination	1.95% at termination	Receive	1/7/2029	USD 37,387	(18)
CPI-U at termination	1.97% at termination	Receive	3/18/2022	USD 95,455	(343)
CPI-U at termination	2.00% at termination	Receive	3/11/2025	USD 13,293	(72)
CPI-U at termination	2.01% at termination	Receive	3/18/2024	USD 57,803	(345)
CPI-U at termination	2.05% at termination	Receive	12/11/2023	USD 31,900	(384)
CPI-U at termination	2.14% at termination	Receive	5/10/2049	USD 3,376	(97)
CPI-U at termination	2.14% at termination	Receive	2/1/2049	USD 15,471	(487)
CPI-U at termination	2.21% at termination	Receive	11/9/2023	USD 11,000	(222)
CPI-U at termination	2.22% at termination	Receive	3/8/2049	USD 4,622	(247)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 3,000	(79)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 8,000	(215)
CPI-U at termination	2.26% at termination	Receive	10/23/2023	USD 10,500	(238)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 47,000	(1,206)

					(4,890)

Summary of total swap contracts outstanding as of July 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)

Liabilities
OTC Inflation linked swaps outstanding	–	(9,544)

Total OTC swap contracts outstanding	–	(9,544)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at July 31, 2019 was 2.52%

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,926	$745,398	$–	$749,324

Depreciation in Other Financial Instruments
Swaps (b)	$–	$(14,434)	$–	$(14,434)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

(b) All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the

Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

C. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.32%(a)(b)	$25,260	$280,610	$301,948	$4	$–	$3,926	3,926	$226	$–

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b) The rate shown is the current yield as of July 31, 2019.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS - 93.3%(a)

Alabama - 0.2%
Education - 0.1%
Alabama Public School and College Authority, Capital Improvement
Series 2015-B, Rev., 5.00%, 5/1/2021	5	5

General Obligation - 0.1%
City of Birmingham
Series 2018-A, GO, 5.00%, 12/1/2028	10	13

Total Alabama		18

Alaska - 0.1%
Certificate of Participation/Lease - 0.1%
Borough of Matanuska-Susitna
COP, 5.00%, 3/1/2021	5	5

Arizona - 0.4%
General Obligation - 0.1%
City of Mesa
GO, 3.00%, 7/1/2022	5	5

Other Revenue - 0.1%
County of Pima
Rev., 5.00%, 7/1/2027	10	13

Water & Sewer - 0.2%
County of Pima, Sewer System
Rev., AGM, 5.00%, 7/1/2020	10	10
Rev., 5.00%, 7/1/2026	5	6

		16

Total Arizona		34

California - 6.5%
Certificate of Participation/Lease - 0.1%
Barstow Unified School District
COP, AGM, 5.00%, 6/1/2024	5	6

Education - 0.3%
Golden West Schools Financing Authority, Beverly Hills Unified School District
Rev., NATL-RE, 5.25%, 8/1/2023	25	29

General Obligation - 1.6%
Baldwin Park Unified School District
GO, AGM, 5.00%, 8/1/2025	10	12
Coast Community College District
Series 2013A, GO, 4.00%, 8/1/2022	75	82
Folsom Cordova Unified School District School Facilities Improvement District No. 5
Series C, GO, 4.00%, 10/1/2035	25	28
Monrovia Unified School District
GO, 5.00%, 8/1/2024	10	12
State of California
GO, 5.00%, 11/1/2022	5	5
Washington Unified School District/Yolo County
Series 2017A, GO, AGM, 5.00%, 8/1/2024	10	12

		151

Special Tax - 0.1%
Poway Unified School District Public Financing Authority, Special Tax
Series 2016-A, 5.00%, 9/1/2027	10	12

Utility - 4.2%
City of Los Angeles, Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2029	300	378
Upper Santa Clara Valley Joint Powers Authority
Series 2016A, Rev., 5.00%, 8/1/2034	10	12

		390

Water & Sewer - 0.2%
East Bay Municipal Utility District Water System
Series 2012B, Rev., 5.00%, 6/1/2020	15	16

Total California		604

Colorado - 1.7%
Hospital - 1.7%
Colorado Health Facilities Authority Hospital, Valley View Hospital Association Project
Rev., 2.80%, 5/15/2042(b)	150	156

Connecticut - 1.2%
Water & Sewer - 1.2%
City of Stamford, Water Pollution Control System and Facility
Series A, Rev., 6.00%, 8/15/2022	100	115

Florida - 4.0%
General Obligation - 2.9%
Florida State Board of Education, Public Education Capital Outlay
Series D, GO, 5.00%, 6/1/2025	250	267

Other Revenue - 1.0%
City of Jacksonville
Series 2017B, Rev., 5.00%, 10/1/2025	10	12
City of Miami Beach
Rev., 5.00%, 9/1/2024	10	12
County of Miami-Dade
Rev., 5.00%, 10/1/2023	60	69

		93

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation - 0.1%
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2027	10	12

Total Florida		372

Georgia - 8.5%
Transportation - 0.3%
Georgia State Road and Tollway Authority
Series 2017-B, Rev., 5.00%, 6/1/2021	25	27

Utility - 4.1%
Main Street Natural Gas, Inc.
Series A-1, Rev., 5.50%, 9/15/2028	300	379

Water & Sewer - 4.1%
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2026	250	315
Jackson County Water & Sewer Authority
Series A, Rev., XLCA, 5.25%, 9/1/2021	60	65

		380

Total Georgia		786

Illinois - 1.9%
General Obligation - 0.4%
Cook County School District No. 95-Brookfield
GO, 4.00%, 12/1/2021	10	11
Kane McHenry Cook and DeKalb Counties Unit School District No. 300
GO, 5.00%, 1/1/2023	10	11
Kendall and Kane Counties Community Unit School District No. 115
Series 2017B, GO, 5.00%, 1/1/2027	10	12

		34

Other Revenue - 0.1%
City of Springfield, Senior Lien
Rev., 5.00%, 3/1/2025	10	11

Transportation - 1.4%
Regional Transportation Authority, Du Page Cook & Will Counties
Series 2016A, Rev., 5.00%, 6/1/2025	110	130

Total Illinois		175

Indiana - 2.0%
Education - 1.7%
Brownsburg 1999 School Building Corp., Indiana State Aid Intercept Program
Rev., 5.00%, 7/15/2027	10	12
Greenfield Middle School Building Corp., First Mortgage
Rev., 5.00%, 7/15/2023	5	6
Hammond Multi-School Building Corp., Property First Mortgage
Rev., 5.00%, 7/15/2022	10	11
Merrillville Multi School Building Corp., First Mortgage
Rev., 5.00%, 1/15/2024	15	17
Purdue University, Student Fee
Series U, Rev., 5.25%, 7/1/2021	100	108
South Adams School Building Corp., Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2028	5	6

		160

Other Revenue - 0.1%
Dyer Redevelopment Authority
Rev., 4.00%, 1/15/2027	10	12

Water & Sewer - 0.2%
City of Jeffersonville, Sewage Works
Series 2017-A, Rev., 5.00%, 1/1/2031	10	12

Total Indiana		184

Kansas - 0.4%
General Obligation - 0.1%
Sedgwick County Unified School District No. 266 Maize
Series 2015-B, GO, 5.00%, 9/1/2020	10	10

Hospital - 0.3%
City of Abilene, Hospital District No. 1, Dickinson County
Rev., 5.00%, 12/1/2027	25	31

Total Kansas		41

Maryland - 4.0%
General Obligation - 1.2%
City of Annapolis, Public Improvements
GO, 4.00%, 8/1/2021	25	26
State of Maryland, State and Local Facilities Loan
Series A, GO, 5.00%, 3/15/2024	75	88

		114

Utility - 2.8%
County of Anne Arundel, National Business Park-North Project
5.00%, 7/1/2028	200	257

Total Maryland		371

Massachusetts - 6.5%
Education - 0.6%
Massachusetts Development Finance Agency, Emerson College Issue
Rev., 5.00%, 1/1/2037	50	59

General Obligation - 0.7%
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series A, GO, 5.00%, 1/1/2033	50	62

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation - 5.2%
Massachusetts Bay Transportation Authority
Series B, Rev., 5.25%, 7/1/2023	250	289
Series A, Rev., 5.25%, 7/1/2027	150	193

		482

Total Massachusetts		603

Michigan - 0.5%
General Obligation - 0.5%
Adrian City School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2023	10	11
Lapeer Community Schools
GO, Q-SBLF, 5.00%, 5/1/2029	20	24

		47

Total Michigan		47

Minnesota - 0.1%
Certificate of Participation/Lease - 0.1%
St. Cloud Independent School District No. 742
Series 2017A, COP, 5.00%, 2/1/2025	10	12

Missouri - 0.5%
General Obligation - 0.5%
Crawford County, R-II School District
GO, 4.00%, 3/1/2029	5	6
North Kansas City School District No. 74, Direct Deposit Program
GO, 5.00%, 3/1/2023	40	45

		51

Total Missouri		51

Montana - 0.2%
General Obligation - 0.2%
County of Carter
GO, 4.00%, 7/1/2029	15	17

Nebraska - 0.4%
Education - 0.3%
Nebraska State College Facilities Corp., Deferred Maintenance
Rev., AGM, 5.00%, 7/15/2025	25	30

Other Revenue - 0.1%
Omaha Public Facilities Corp., Baseball Stadium Project
Series 2016-A, Rev., 4.00%, 6/1/2028	10	11

Total Nebraska		41

Nevada - 2.7%
General Obligation - 0.1%
Washoe County School District, School Improvement
GO, 5.00%, 6/1/2025	5	6

Water & Sewer - 2.6%
Truckee Meadows Water Authority
Series 2016, Rev., 5.00%, 7/1/2031	200	241

Total Nevada		247

New Jersey - 6.9%
Education - 0.3%
New Jersey Educational Facilities Authority, Montclair State University Issue
Series 2016-B, Rev., 5.00%, 7/1/2026	20	25

General Obligation - 0.3%
Township of Mount Olive
GO, 3.00%, 10/1/2021	5	5
Township of Readington
GO, 5.00%, 1/15/2020	5	5
Township of South Brunswick
GO, 5.00%, 7/1/2020	15	16

		26

Other Revenue - 2.8%
Garden State Preservation Trust
Series C, Rev., AGM, 5.25%, 11/1/2020	20	21
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	200	242

		263

Transportation - 3.5%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2030	150	177
New Jersey Transportation Trust Fund Authority, Transportation System
Series A, Rev., 5.25%, 12/15/2020	80	84
Series A, Rev., 5.50%, 12/15/2021	60	66

		327

Total New Jersey		641

New Mexico - 3.7%
Education - 0.3%
New Mexico State University
Series 2017A, Rev., 5.00%, 4/1/2025	25	30

General Obligation - 0.6%
County of Sandoval
GO, 5.00%, 8/1/2023	20	23
Jal Public School District No. 19
GO, AGM, 5.00%, 8/1/2024	10	12

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Taos Municipal School District No. 1
GO, 3.00%, 9/1/2020	20	20

		55

Transportation - 2.8%
New Mexico Finance Authority, State Transportation, Senior Lien
Series 2010B, Rev., 5.00%, 6/15/2024	250	258

Total New Mexico		343

New York - 5.3%
Education - 0.6%
Dutchess County Local Development Corp., Marist College Project
Rev., 5.00%, 7/1/2027	5	6
Hempstead Town Local Development Corp., Hofstra University Project
Rev., 5.00%, 7/1/2023	10	11
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 7/1/2023	10	12
Syracuse Industrial Development Agency, School District Project
Series 2011-A, Rev., 5.00%, 5/1/2022	5	5
Series 2018A, Rev., 5.00%, 5/1/2025	10	12
Tompkins County Development Corp., Ithaca College Project
Rev., 5.00%, 7/1/2028	10	13

		59

General Obligation - 1.0%
City of Glen Cove, Various Purpose
Series C, GO, AGM, 5.00%, 5/1/2021	10	11
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2027	5	6
County of Clinton, Public Improvements
GO, 5.00%, 7/15/2024	10	12
County of Erie
GO, 5.00%, 9/15/2020	10	10
County of Essex, Public Improvements
GO, 5.00%, 5/1/2023	10	11
County of Suffolk
Series 2016-A, GO, AGM, 5.00%, 5/15/2026	10	12
County of Tompkins, Public Improvement
Series A, GO, 4.00%, 3/1/2021	20	21
Tuckahoe Union Free School District
GO, 5.00%, 7/15/2020	5	5

		88

Other Revenue - 0.2%
Nassau County Interim Finance Authority, Sales Tax
Series 2012-A, Rev., 5.00%, 11/15/2020	20	21

Special Tax - 1.9%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014C, Rev., 5.00%, 3/15/2033	150	174

Transportation - 1.3%
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2034	100	119

Water & Sewer - 0.3%
New York State Environmental Facilities Corp., Clean and Drinking Water
Series 2018-A, Rev., 5.00%, 6/15/2023	5	6
New York State Environmental Facilities Corp., Cleanwater and Drinking Water Revolving Funds
Series 2013A, Rev., 5.00%, 6/15/2024	10	11
Niagara Falls Public Water Authority, Water & Sewer System
Series 2016A, Rev., 5.00%, 7/15/2027	10	12

		29

Total New York		490

Ohio - 3.2%
General Obligation - 0.1%
Dayton City School District, School Facilities Construction
GO, 5.00%, 11/1/2029	10	13

Prerefunded - 3.1%
City of Columbus
Series 2013-1, GO, 5.00%, 7/1/2027(c)	250	287

Total Ohio		300

Oklahoma - 0.1%
Utility - 0.1%
Oklahoma Municipal Power Authority
Series 2014B, Rev., 5.00%, 1/1/2025	5	6

Oregon - 3.9%
General Obligation - 2.9%
City of Lebanon
GO, 4.00%, 6/1/2021	10	11
Clackamas County School District No. 7J, Lake Oswego
GO, AGM, 5.25%, 6/1/2025	215	261

		272

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue - 0.9%
Oregon State Department of Administrative Services, Lottery
Series A, Rev., 5.00%, 4/1/2029	70	86

Water & Sewer - 0.1%
City of Eugene, Oregon Water Utility System
Rev., 5.00%, 8/1/2023	5	6

Total Oregon		364

Pennsylvania - 4.7%
General Obligation - 0.3%
Central Bucks School District
Series A, GO, 5.00%, 5/15/2023	15	16
Manheim Township School District
Series A, GO, 5.00%, 2/1/2029	10	12

		28

Other Revenue - 4.4%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., AGM, 4.00%, 6/1/2039	370	404

Total Pennsylvania		432

South Carolina - 0.2%
General Obligation - 0.2%
County of Charleston, Transportation Sales Tax
GO, 5.00%, 11/1/2023	15	17

Tennessee - 0.7%
General Obligation - 0.7%
City of Dayton
GO, 5.00%, 6/1/2025	10	12
City of Johnson City
GO, 4.00%, 6/1/2033	15	17
County of Shelby
Series A, GO, 5.00%, 4/1/2033	30	37

		66

Total Tennessee		66

Texas - 12.4%
Education - 3.8%
San Jacinto College District
Rev., 5.00%, 2/15/2027	10	12
University of Texas System (The)
Series 2017A, Rev., 5.00%, 3/15/2020	15	15
Series B, Rev., 5.25%, 7/1/2028	250	326

		353

General Obligation - 1.2%
Addicks Utility District, Waterworks and Sewer System
GO, 3.00%, 9/1/2020	50	51
City of Corinth
GO, 4.00%, 2/15/2024	10	11
City of Irving
Series 2017-B, GO, 5.00%, 9/15/2024	10	12
City of Leander
GO, 4.00%, 8/15/2036	35	39

		113

Prerefunded - 4.2%
City of Houston, Combined Utility System, First Lien
Series 2011D, Rev., 5.00%, 11/15/2024(c)	355	385

Utility - 2.9%
Texas Municipal Gas Acquisition and Supply Corp. I
Series D, Rev., 6.25%, 12/15/2026	230	270

Water & Sewer - 0.3%
North Texas Municipal Water District, Water System
Rev., 5.25%, 9/1/2020	30	31

Total Texas		1,152

Utah - 0.8%
General Obligation - 0.7%
Cache County School District, School Bond Guranty Program
GO, 5.00%, 6/15/2024	30	35
Canyons School District, School Bond Guranty Program
Series 2018B, GO, 5.00%, 6/15/2024	25	30

		65

Water & Sewer - 0.1%
Utah Water Finance Agency, Loan Financing Program
Series 2017C, Rev., 5.00%, 3/1/2034	5	6

Total Utah		71

Vermont - 0.2%
Education - 0.2%
University of Vermont and State Agricultural College
Rev., 4.00%, 10/1/2020	15	16

Virginia - 4.0%
Education - 0.6%
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2009E-2, Rev., 5.00%, 2/1/2023	50	57

General Obligation - 0.1%
City of Charlottesville, Public Improvement
Series 2012B, GO, 4.00%, 7/15/2020	10	10

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility - 3.3%
City of Richmond, Public Utility
Series 2016A, Rev., 5.00%, 1/15/2025	250	300

Total Virginia		367

Washington - 5.3%
Certificate of Participation/Lease - 2.0%
State Of Washington, State and Local Agency Real And Personal Property
Series 2015C, COP, 5.00%, 1/1/2026	150	183

General Obligation - 1.5%
Lewis and Thurston Counties School District No. 401 Centralia
GO, 5.00%, 12/1/2025	5	6
Skagit County Consolidated School District No. 320 Mount Vernon
GO, 5.50%, 12/1/2025	100	125
Yakima and Kititas Counties, School District No. JT3 Naches Valley
GO, 4.00%, 12/1/2021	10	11

		142

Transportation - 1.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series 2012P-1, Rev., 5.00%, 2/1/2025	150	164

Total Washington		489

Wisconsin - 0.1%
General Obligation - 0.1%
Oregon School District, School Building and Improvement
GO, 5.00%, 3/1/2027	10	13

TOTAL MUNICIPAL BONDS (Cost $8,101)		8,646

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.32%(d)(e)(Cost $199)	198	198

Total Investments - 95.4% (Cost $8,300)		8,844
Other Assets Less Liabilities - 4.6%		422

Net Assets - 100.0%		9,266

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

XLCA	Insured by XL Capital Assurance
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2019.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.

Over–the–Counter (“OTC”) Inflation-linked swap contracts outstanding as of July 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	2.08% at termination	Receive	BNP Paribas	12/19/2024	USD 1,000	(12)
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	4/4/2024	USD 600	(13)
CPI-U at termination	2.62% at termination	Receive	NatWest Markets	6/28/2025	USD 1,000	(150)

						(175)

Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	1.66% at termination	Receive	2/1/2021	USD 264	–(b)
CPI-U at termination	1.94% at termination	Receive	6/11/2029	USD 163	1

1

CPI-U at termination	1.81% at termination	Receive	1/8/2024	USD 211	–(b)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 201	–(b)
CPI-U at termination	1.83% at termination	Receive	6/24/2024	USD 23	–(b)
CPI-U at termination	1.86% at termination	Receive	5/14/2022	USD 150	–(b)
CPI-U at termination	1.88% at termination	Receive	3/14/2021	USD 99	–(b)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 38	–(b)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 376	(2)
CPI-U at termination	1.96% at termination	Receive	2/22/2024	USD 200	(1)
CPI-U at termination	1.97% at termination	Receive	3/18/2022	USD 400	(2)
CPI-U at termination	1.97% at termination	Receive	4/23/2021	USD 111	–(b)
CPI-U at termination	2.00% at termination	Receive	3/11/2025	USD 223	(1)
CPI-U at termination	2.01% at termination	Receive	3/18/2024	USD 732	(4)
CPI-U at termination	2.05% at termination	Receive	12/11/2023	USD 294	(4)
CPI-U at termination	2.08% at termination	Receive	12/3/2023	USD 144	(2)
CPI-U at termination	2.14% at termination	Receive	2/1/2049	USD 167	(5)
CPI-U at termination	2.18% at termination	Receive	11/6/2023	USD 194	(4)
CPI-U at termination	2.21% at termination	Receive	11/9/2023	USD 350	(7)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 195	(5)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 70	(2)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 700	(18)
CPI-U at termination	2.34% at termination	Receive	9/21/2025	USD 500	(17)

					(74)

					(73)

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of July 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)

Liabilities
OTC Inflation linked swaps outstanding	–	(175)

Total OTC swap contracts outstanding	–	(175)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar
(a)	Value of floating rate index at July 31, 2019 was 2.52%
(b)	Amount rounds to less than one thousand.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$198	$8,646	$–	$8,844

Appreciation in Other Financial Instruments
Swaps(b)	$–	$1	$–	$1

Depreciation in Other Financial Instruments
Swaps(b)	$–	$(249)	$–	$(249)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

(b) All portfolio holdings designated as level 2 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.32%(a)(b)	$452	$2,310	$2,564	$—	(c)	$—	$198	198	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation—linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.